                                          REGISTRATION NOS. 333-49232/811-03240

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                               REGISTRATION STATEMENT
                                        UNDER
                             THE SECURITIES ACT OF 1933
                             PRE-EFFECTIVE AMENDMENT NO.       [_]
                           POST-EFFECTIVE AMENDMENT NO. 22     [X]
                                       AND/OR
                               REGISTRATION STATEMENT
                                        UNDER
                         THE INVESTMENT COMPANY ACT OF 1940
                                  AMENDMENT NO.231             [X]

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-3150
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                        AMERICAN HOME ASSURANCE COMPANY
                              (NAME OF GUARANTOR)

                     175 WATER STREET, NEW YORK, NY 10038
        (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 770-7000
              (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                              MARK MATTHES, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   2919 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [  ] pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[_] on [date] pursuant to paragraph (a) (1) of Rule 485

                               -----------------

TITLE OF SECURITIES BEING REGISTERED: (i) Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Potentia(R) and (ii) a guarantee related to insurance obligations under certain variable annuity contracts.

================================================================================

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER GROUP
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

POTENTIA(R)


 PROSPECTUS                                                       MAY 2, 2016


The Variable Annuity Life Insurance Company ("VALIC") offers Potentia, units of interest under group fixed and variable deferred unallocated annuity contracts (the "Contract" or the "Contracts"), to certain employer sponsored 403(b) qualified retirement plans. Potentia is available to Participants in retirement programs that qualify for deferral of federal income taxes.

The Contracts permit Participants to invest in and receive retirement benefits in a Fixed Account Option and/or an array of Variable Account Options described in this prospectus. All Variable Account Options may not be available under each employer's retirement program.

This prospectus provides information employers, the plan and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information ("SAI"), dated May 2, 2016, contains additional information about the Contracts and is part of this prospectus. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. You may obtain a free copy by calling 1-800-448-2542. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ACCOUNT OPTIONS

 VALIC COMPANY I                        VALIC COMPANY II
 ---------------                        ----------------
 Emerging Economies Fund                Aggressive Growth Lifestyle Fund
 Global Social Awareness Fund           Capital Appreciation Fund
 Growth Fund                            Conservative Growth Lifestyle Fund
 Growth & Income Fund                   Core Bond Fund
 Large Capital Growth Fund              Moderate Growth Lifestyle Fund
 Mid Cap Index Fund                     Small Cap Growth Fund
 Mid Cap Strategic Growth Fund          Strategic Bond Fund
 Money Market I Fund
 Science & Technology Fund
 Small Cap Index Fund
 Stock Index Fund

TABLE OF CONTENTS


                                                                                      Page
                                                                                      ----
GLOSSARY OF TERMS                                                                       1
FEE TABLES                                                                              2
SELECTED PURCHASE UNIT DATA                                                             3
SUMMARY                                                                                 5
GENERAL INFORMATION                                                                     6
   About Potentia                                                                       6
   About VALIC                                                                          6
   American Home Assurance Company                                                      6
   About VALIC Separate Account A                                                       7
   Units of Interest                                                                    7
   Distribution of the Contracts                                                        7
   Recordkeeping for the Contracts                                                      8
FIXED ACCOUNT OPTION                                                                    8
VARIABLE ACCOUNT OPTIONS                                                                8
PURCHASE PERIOD                                                                        10
   Purchase Payments                                                                   10
   Purchase Units                                                                      10
   Potentia General Account Unit Value Calculations                                    10
   Variable Account Options Unit Value Calculations                                    10
   Stopping Purchase Payments                                                          11
TRANSFERS BETWEEN INVESTMENT OPTIONS                                                   11
   During the Purchase Period - Policy Against Market Timing and Frequent Transfers    11
   Communicating Transfer or Reallocation Instructions                                 12
   Effective Date of Transfer                                                          12
   Transfers During the Payout Period                                                  12
FEES AND CHARGES                                                                       12
   Premium Tax Charge                                                                  12
   Separate Account Charges                                                            12
   Other Charges                                                                       13
   Market Value Adjustment                                                             13
PAYOUT PERIOD                                                                          13
   Fixed Payout                                                                        13
   Assumed Investment Rate                                                             13
   Variable Payout                                                                     14
   Combination Fixed and Variable Payout                                               14
   Partial Annuitization                                                               14
   Payout Date                                                                         14
   Payout Options                                                                      15
   Payout Information                                                                  15
SURRENDER OF ACCOUNT VALUE                                                             16
   When Surrenders Are Allowed                                                         16
   Surrender Restrictions                                                              16
   Partial Surrenders                                                                  16
   Potentia General Account                                                            17
DEATH BENEFITS                                                                         17
   Beneficiary Information                                                             17
   During the Payout Period                                                            17
OTHER CONTRACT FEATURES                                                                18
   Changes That May Not Be Made                                                        18
   Cancellation--The "Free Look" Period                                                18
   We Reserve Certain Rights                                                           18
   Relationship to Employer's Plan                                                     18
VOTING RIGHTS                                                                          18
   Who May Give Voting Instructions                                                    18
   Determination of Fund Shares Attributable to an Account                             19
   How Fund Shares Are Voted                                                           19
FEDERAL TAX MATTERS                                                                    19
   Type of Plans                                                                       19
   Tax Consequences in General                                                         19
   U.S. Department of Labor Fiduciary Regulation                                       21
LEGAL PROCEEDINGS                                                                      21
FINANCIAL STATEMENTS                                                                   22
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                                        22

GLOSSARY OF TERMS

Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant or the individual purchasing an individual Contract. Other specific terms we use in this prospectus are:

ACCOUNT VALUE - the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

ANNUITANT - the individual (in most cases, you) to whom Payout Payments will be paid.

ASSUMED INVESTMENT RATE - the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Options.

BENEFICIARY - the individual designated to receive Payout Payments upon the death of the Annuitant.

BUSINESS DAY - any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

CONTRACT OWNER - the individual or entity to whom the annuity contract ("Contract") is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

DIVISION - the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

FIXED ACCOUNT OPTION - an account that is guaranteed to earn at least a minimum rate of interest while invested in a VALIC's general account.

HOME OFFICE - located at 2929 Allen Parkway, Houston, Texas 77019.

MUTUAL FUND OR FUND - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

PARTICIPANT - the individual (in most cases, you) who makes Purchase Payments or for whom Purchase Payments are made. Participant references imparting one gender shall mean either gender. For example, "his" shall mean "his or her" for convenience in this prospectus.

PARTICIPANT YEAR - a 12-month period starting with the issue date of a Contract and each anniversary of that date.

PAYOUT PAYMENTS - annuity payments withdrawn in a steady stream during the Payout Period.

PAYOUT PERIOD - the time when you begin to withdraw your money in Payout Payments. This may also be called the "Annuity Period."

PAYOUT UNIT - a measuring unit used to calculate Payout Payments from your Variable Account Options. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

PROOF OF DEATH - a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

PURCHASE PAYMENTS - an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

PURCHASE PERIOD - the accumulation period, or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

SYSTEMATIC WITHDRAWALS - payments withdrawn on a regular basis during the Purchase Period.

VALIC SEPARATE ACCOUNT A OR SEPARATE ACCOUNT - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

VARIABLE ACCOUNT OPTIONS - investment options that correspond to Separate Account Divisions offered by the Contracts.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER/PARTICIPANT TRANSACTION EXPENSES
   Maximum Deferred Surrender Charge                                  None
   Maximum Loan Application Fee (per loan)                          $   60
   Sales Premium taxes (as a percentage of the amount annuitized)    0-3.5%

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

SEPARATE ACCOUNT EXPENSES
   Account Maintenance Charge                                                    None
   Mortality and Expense Risk (as a percentage of Separate Account net assets)   1.45%

THE NEXT TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE MUTUAL FUNDS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS.


TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                                                   MINIMUM  MAXIMUM
   (Expenses that are deducted from the assets of a Mutual Fund, including management fees,
     distribution and/or service (12b-1) fees, and other expenses)                               0.34%    1.25%*



* Pursuant to an expense limitation agreement, VALIC will waive fees and reimburse expenses should the total fund expenses exceed 1.16% for this fund. The expense waivers and fee reimbursements will continue through December 31, 2016.


Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. The example does not include the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. We have used the required gross amount of 1.25% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders (1.16%). Although your actual costs may be higher or lower, based on these assumptions, the costs would be:


     (1) IF YOU SURRENDER YOUR CONTRACT, ANNUITIZE YOUR CONTRACT OR DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


         1 YEAR                   3 YEARS                   5 YEARS                   10 YEARS
------------------------  ------------------------  ------------------------  ------------------------
          $274                      $839                     $1,431                    $3,036



The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year, but assumes the minimum fees and expenses for a Variable Account Option (0.34%). Although your actual costs may be higher or lower, based on these assumptions, the costs would be:


     (1) IF YOU SURRENDER YOUR CONTRACT, ANNUITIZE YOUR CONTRACT OR DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


         1 YEAR                   3 YEARS                   5 YEARS                   10 YEARS
------------------------  ------------------------  ------------------------  ------------------------
          $182                      $564                      $971                     $2,111

Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for the Mutual Funds. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA

Purchase units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option. The 2006 data for the Emerging Economies Fund, Growth Fund, Large Capital Growth Fund and Mid Cap Strategic Growth Fund begins on May 30, 2006, the date the Funds were added as Variable Account Options available under the Contract.


                                                              UNIT            UNIT          NUMBER OF UNITS
                                                            VALUE AT        VALUE AT          OUTSTANDING
                                                YEAR          1/1            12/31             AT 12/31
                                                ----        --------        --------        ---------------
VALIC Company I
EMERGING ECONOMIES FUND - DIVISION 87
                                                2015         0.867           0.729               56,180
                                                2014         0.932           0.867               67,142
                                                2013         0.972           0.932               66,658
                                                2012         0.830           0.972               65,958
                                                2011         0.968           0.830              127,616
                                                2010         0.883           0.968              111,719
                                                2009         0.691           0.883               98,104
                                                2008         1.301           0.691               68,421
                                                2007         1.211           1.301               95,744
                                                2006         1.061           1.211               72,575
GLOBAL SOCIAL AWARENESS FUND - DIVISION 12
                                                2015         1.341           1.316                  233
                                                2014         0.992           1.341                   --
                                                2013         0.992           0.992                   --
                                                2012         0.858           0.992                   --
                                                2011         0.928           0.858                   --
                                                2010         0.839           0.928                   --
                                                2009         0.647           0.839                   --
                                                2008         1.094           0.647                   --
                                                2007         1.064           1.094                  549
                                                2006         0.934           1.064               30,680
GROWTH FUND - DIVISION 78
                                                2015         1.620           1.646                   11
                                                2014         1.480           1.620                   12
                                                2013         1.149           1.480                  624
                                                2012         1.015           1.149                  533
                                                2011         1.036           1.015                   --
                                                2010         0.889           1.036                  550
                                                2009         0.661           0.889                1,067
                                                2008         1.111           0.661                  632
                                                2007         0.931           1.111                5,923
                                                2006         0.910           0.931               18,329
GROWTH & INCOME FUND - DIVISION 16
                                                2015         1.393           1.371               21,026
                                                2014         1.239           1.393               21,344
                                                2013         0.947           1.239               21,560
                                                2012         0.848           0.947               21,839
                                                2011         0.900           0.848               30,084
                                                2010         0.813           0.900               22,088
                                                2009         0.677           0.813               72,591
                                                2008         1.087           0.677               55,727
                                                2007         1.030           1.087               47,676
                                                2006         0.906           1.030               32,461
LARGE CAPITAL GROWTH FUND - DIVISION 79
                                                2015         1.627           1.603                8,360
                                                2014         1.481           1.627                8,141
                                                2013         1.142           1.481                5,542
                                                2012         1.031           1.142                5,172
                                                2011         1.114           1.031               11,814
                                                2010         0.979           1.114                9,670
                                                2009         0.757           0.979                9,188
                                                2008         1.251           0.757                3,654
                                                2007         1.103           1.251               20,562
                                                2006         1.015           1.103               14,717
MID CAP INDEX FUND - DIVISION 4
                                                2015         2.592           2.490               20,375
                                                2014         2.404           2.592               22,423
                                                2013         1.832           2.404               21,196
                                                2012         1.582           1.832               21,680
                                                2011         1.638           1.582               30,245
                                                2010         1.317           1.638               27,134
                                                2009         0.966           1.317               73,118
                                                2008         1.554           0.966               60,271
                                                2007         1.465           1.554               58,305
                                                2006         1.351           1.465              161,430
MID CAP STRATEGIC GROWTH - DIVISION 83
                                                2015         1.906           1.829               13,090
                                                2014         1.874           1.906               13,088
                                                2013         1.372           1.874               14,357
                                                2012         1.274           1.372               14,022
                                                2011         1.387           1.274               10,106
                                                2010         1.115           1.387                9,418
                                                2009         0.769           1.115                9,390
                                                2008         1.504           0.769                4,862
                                                2007         1.176           1.504               10,643
                                                2006         1.140           1.176                  661
MONEY MARKET I FUND - DIVISION 6
                                                2015         0.997           0.982               90,966
                                                2014         1.011           0.997              131,072
                                                2013         1.026           1.011              133,883
                                                2012         1.041           1.026              145,747
                                                2011         1.056           1.041              129,102
                                                2010         1.071           1.056              186,732
                                                2009         1.084           1.071              203,154
                                                2008         1.076           1.084              357,292
                                                2007         1.043           1.076              446,768
                                                2006         1.011           1.043              491,670

                                                                    UNIT     UNIT   NUMBER OF UNITS
                                                                  VALUE AT VALUE AT   OUTSTANDING
                                                             YEAR   1/1     12/31      AT 12/31
                                                             ---- -------- -------- ---------------
SCIENCE & TECHNOLOGY FUND - DIVISION 17
                                                             2015  1.047    1.113         8,828
                                                             2014  0.929    1.047         9,192
                                                             2013  0.661    0.929        16,390
                                                             2012  0.598    0.661        14,886
                                                             2011  0.646    0.598        13,744
                                                             2010  0.537    0.646         5,343
                                                             2009  0.329    0.537         8,015
                                                             2008  0.618    0.329         7,278
                                                             2007  0.533    0.618        42,874
                                                             2006  0.511    0.533        46,223
SMALL CAP INDEX FUND - DIVISION 14
                                                             2015  2.237    2.106        22,018
                                                             2014  2.167    2.237        24,087
                                                             2013  1.586    2.167        20,800
                                                             2012  1.387    1.586        20,575
                                                             2011  1.470    1.387        21,843
                                                             2010  1.179    1.470        20,434
                                                             2009  0.933    1.179        24,937
                                                             2008  1.445    0.933        23,399
                                                             2007  1.494    1.445        29,398
                                                             2006  1.284    1.494        78,253
STOCK INDEX FUND - DIVISION 10C
                                                             2015  1.588    1.581        29,292
                                                             2014  1.423    1.588        30,490
                                                             2013  1.094    1.423        30,317
                                                             2012  0.961    1.094        24,857
                                                             2011  0.957    0.961        29,839
                                                             2010  0.847    0.957        25,594
                                                             2009  0.681    0.847        34,828
                                                             2008  1.101    0.681        28,070
                                                             2007  1.063    1.101        40,310
                                                             2006  0.934    1.063        42,004
VALIC Company II
AGGRESSIVE GROWTH LIFESTYLE FUND - DIVISION 48
                                                             2015  1.768    1.726        31,399
                                                             2014  1.720    1.768        31,011
                                                             2013  1.431    1.720        50,749
                                                             2012  1.261    1.431        40,634
                                                             2011  1.281    1.261        31,021
                                                             2010  1.122    1.281        23,791
                                                             2009  0.881    1.122        27,447
                                                             2008  1.333    0.881        41,446
                                                             2007  1.232    1.333        21,309
                                                             2006  1.097    1.232        81,914
CAPITAL APPRECIATION FUND - DIVISION 39
                                                             2015  1.162    1.212        16,453
                                                             2014  1.086    1.162        13,983
                                                             2013  0.810    1.086        12,021
                                                             2012  0.697    0.810        16,230
                                                             2011  0.721    0.697        13,623
                                                             2010  0.639    0.721         6,477
                                                             2009  0.490    0.639         6,477
                                                             2008  0.891    0.490         4,056
                                                             2007  0.754    0.891         9,159
                                                             2006  0.725    0.754            --
CONSERVATIVE GROWTH LIFESTYLE FUND - DIVISION 50
                                                             2015  1.772    1.722        32,567
                                                             2014  1.734    1.772        16,580
                                                             2013  1.609    1.734        49,280
                                                             2012  1.460    1.609        51,797
                                                             2011  1.432    1.460        55,715
                                                             2010  1.280    1.432        42,064
                                                             2009  1.075    1.280        41,705
                                                             2008  1.335    1.075        26,935
                                                             2007  1.265    1.335        75,122
                                                             2006  1.171    1.265       103,521
CORE BOND FUND - DIVISION 58
                                                             2015  1.632    1.605        13,139
                                                             2014  1.571    1.632        10,065
                                                             2013  1.623    1.571        12,479
                                                             2012  1.534    1.623        21,219
                                                             2011  1.465    1.534        18,847
                                                             2010  1.357    1.465        13,374
                                                             2009  1.187    1.357        23,634
                                                             2008  1.265    1.187         5.850
                                                             2007  1.236    1.265         4,574
                                                             2006  1.195    1.236        17,813
MODERATE GROWTH LIFESTYLE FUND - DIVISION 49
                                                             2015  1.852    1.808        31,043
                                                             2014  1.803    1.852        46,028
                                                             2013  1.569    1.803        69,176
                                                             2012  1.400    1.569        59,188
                                                             2011  1.403    1.400        60,485
                                                             2010  1.239    1.403        58,157
                                                             2009  0.997    1.239       149,164
                                                             2008  1.371    0.997       151,035
                                                             2007  1.277    1.371        85,745
                                                             2006  1.168    1.277       144,136
SMALL CAP GROWTH FUND - DIVISION 35
                                                             2015  1.390    1.352        12,543
                                                             2014  1.410    1.390        12,376
                                                             2013  0.969    1.410        13,097
                                                             2012  0.875    0.969        12,999
                                                             2011  0.926    0.875        12,376
                                                             2010  0.703    0.926        13,185
                                                             2009  0.518    0.703        20,378
                                                             2008  0.926    0.518        17,041
                                                             2007  0.903    0.926        14,882
                                                             2006  0.833    0.903        31,442
STRATEGIC BOND FUND - DIVISION 59
                                                             2015  2.101    2.030        33,739
                                                             2014  2.051    2.101        48,751
                                                             2013  2.076    2.051        50,413
                                                             2012  1.874    2.076        44,878
                                                             2011  1.822    1.874        47,486
                                                             2010  1.666    1.822        41,966
                                                             2009  1.342    1.666        44,150
                                                             2008  1.587    1.342        27,166
                                                             2007  1.546    1.587        82,324
                                                             2006  1.445    1.546        84,088

SUMMARY

Potentia is a combination fixed and variable annuity from VALIC, offering Participants a wide choice of investment options and flexibility. A summary of Potentia's major features is presented below. For a more detailed discussion of Potentia, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contracts offer a choice from among several Variable Account Options and one Fixed Account Option, the Potentia General Account. An employer's retirement program will describe which investment options are available to Participants. SEE "FIXED ACCOUNT OPTION" AND "VARIABLE ACCOUNT OPTIONS" BELOW.

TRANSFERS

There is no charge to transfer money among the Contract's investment options. Account Values may be transferred between Variable Account Options or between a Variable Account Option and the Potentia General Account at any time during the Purchase Period, subject to certain limitations as shown in "Purchase Period" in this Prospectus. FOR MORE INFORMATION ON ACCOUNT TRANSFERS, SEE THE "TRANSFER BETWEEN INVESTMENT OPTIONS" SECTION IN THE PROSPECTUS.

LOANS

The Contract does not have a provision for Contract loans. However, the employer or plan sponsor may offer loans through the Plan. A loan would be reflected as a withdrawal from the Contract and a loan from the Plan trustee or third party administrator. Withdrawals from the Potentia General Account performed to fund Plan loans may be subject to a market value adjustment.

FEES AND CHARGES

PREMIUM TAX CHARGE. Premium taxes ranging from zero to 3.5% are currently imposed by certain states and municipalities.

SEPARATE ACCOUNT CHARGES. An annual separate account charge will be assessed at an aggregate annualized rate of 1.45% on the average daily net asset value of VALIC Separate Account A.

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLES."

PAYOUT OPTIONS

A Participant beginning withdrawals can select from several payout options: a lifetime annuity (which guarantees payment for as long as the Participant lives), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts often can be purchased with after-tax dollars, the Contract is offered primarily in conjunction with retirement programs that receive favorable tax treatment under federal law. FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION IN THE PROSPECTUS AND THE SAI.

Annuities, custodial accounts and trusts used to fund tax qualified retirement plans and programs (such as those established under Internal Revenue Code of 1986, as amended ("Code") sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax qualified plan or program, you should know that an annuity does not provide ADDITIONAL tax deferral beyond the tax qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. Separate account expenses are charged for these benefits, as described in the "Fees and Charges" section of this prospectus.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. For more information on Purchase Payments, refer to the "Purchase Period" section of the prospectus.


CANCELLATION - THE "FREE LOOK" PERIOD


The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. The free look does not apply to Participant certificates except in a limited number of states. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract as required.

GENERAL INFORMATION

ABOUT POTENTIA

The Contracts were developed to help Participants save money for retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The Purchase Period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. FOR MORE INFORMATION, SEE "PURCHASE PERIOD" AND "PAYOUT PERIOD."

The Contract is unallocated, which means that VALIC will not maintain separate Participant account records and will not issue a separate contract or certificate to the Participant. However, the Participant's interest in the Contract, as reflected in records maintained by or on behalf of the plan sponsor, are subject to all of the applicable restrictions under the Code, section 403(b), and any employer's plan limitations that may be more restrictive than the Code restrictions. Most Participant rights described in this prospectus may be exercised by contacting the plan administrator or another plan representative, rather than contacting VALIC directly. This helps ensure compliance with the employer's plan.

ABOUT VALIC

We were originally organized on December 21, 1955, as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. The name was changed to The Variable Annuity Life Insurance Company on November 5, 1968. Our main business is issuing and offering fixed and variable retirement annuity Contracts. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.


On August 29, 2001, SunAmerica Financial Group, Inc. ("SAFG") formerly AIG Life Holdings (US), Inc., a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly owned subsidiary of AIG, a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the SEC at www.sec.gov.

AMERICAN HOME ASSURANCE COMPANY

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual contract or certificate issued after the Point of Termination. The Guarantee will remain in effect for any contract or certificate issued prior to the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its contracts and certificates, regardless of issue date, in accordance with the terms of those contracts and certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.

ABOUT VALIC SEPARATE ACCOUNT A

Money directed into the Variable Account Options will be sent through VALIC'S Separate Account A. You do not invest directly in the Variable Account Options. VALIC's Separate Account A invests in the Variable Account Option on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Each Division represents a Variable Account Option available in the Contracts. Each of these Divisions invests in a different Mutual Fund (an "underlying Fund") made available through the Contracts. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979, under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. The Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contracts be held exclusively for the benefit of the plan, Participants, Annuitants, and Beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and SAFG have no legal obligation to back these commitments.

UNITS OF INTEREST

Investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying Fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The principal underwriter and distributor for VALIC Separate Account A is AIG Capital Services, Inc. ("ACS" or "Distributor"). ACS, an affiliate of the Company, is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. FOR MORE INFORMATION ABOUT THE DISTRIBUTOR, SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE SAI.


The Contracts are no longer offered to new plans but may available to participants in plans with an existing Contract. Previously, the Contracts were sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of FINRA. FOR MORE INFORMATION ABOUT THE DISTRIBUTOR, SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE SAI.


VALIC no longer pays commissions to financial advisors for sales or subsequent premiums on the Contracts. In addition, the Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.

RECORDKEEPING FOR THE CONTRACTS


For certain plans, VALIC provides group and participant recordkeeping and administration services for the Contracts, including account servicing and statements. VALIC's administrative offices are located at 2929 Allen Parkway, Houston, Texas 77019. Please contact the Annuity Service Center at 1-800-448-2542, if you have any comments, questions or service requests. Other plans are not administered by VALIC, and you should contact your employer/plan sponsor for information as to the plan administration and recordkeeping services provider.

BUSINESS DISRUPTION AND CYBER SECURITY RISKS. VALIC relies heavily on interconnected computer systems and digital data to conduct its variable product business activities. Because VALIC's business is highly dependent upon the effective operation of its computer systems and those of its business partners, VALIC's business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting VALIC, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect VALIC and your Contract value. For instance, systems failures and cyber-attacks may interfere with the processing of Contract transactions, including the processing of orders from VALIC's website or with the underlying Funds, impact VALIC's ability to calculate Purchase Unit Values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject VALIC and/or its service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that VALIC or the underlying Funds or VALIC's service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


FIXED ACCOUNT OPTION

The Contract offers one Fixed Account Option, the Potentia General Account, which is part of the general account assets of the Company. The Potentia General Account provides fixed-return investment growth. This account is invested in accordance with applicable state regulations and guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. With the exception of the market value adjustment, which generally will be applied to withdrawals after the first plan year in excess of certain amounts, we bear the entire investment risk for the Potentia General Account. All Purchase Payments and interest earned on such amounts in the Potentia General Account will be paid regardless of the investment results experienced by the Company's general assets. Certain limitations may also apply. SEE "TRANSFERS BETWEEN INVESTMENT OPTIONS" AND "MARKET VALUE ADJUSTMENT" IN THIS PROSPECTUS.

The Potentia General Account provides fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. The Fixed Account Option is not subject to regulation under the 1940 Act and is not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.

VARIABLE ACCOUNT OPTIONS

The Contracts enable you to participate in Divisions that represent several Variable Account Options, shown below. The Employer's plan may limit the number of Variable Account Options available to its Participants to a smaller number. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund. The Variable Account Options shown below are grouped by asset class (e.g., domestic large-cap equity, small-cap equity, fixed income, and others). In addition, each Fund's investment adviser and, if applicable, investment sub-adviser is provided.

PLEASE SEE THE SEPARATE FUND PROSPECTUSES FOR MORE DETAILED INFORMATION ON EACH FUND'S MANAGEMENT FEES AND TOTAL EXPENSES, INVESTMENT STRATEGY AND RISKS, AS WELL AS A HISTORY OF ANY CHANGES TO A FUND'S INVESTMENT ADVISER OR SUB-ADVISER. YOU SHOULD READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING. ADDITIONAL COPIES ARE AVAILABLE FROM VALIC AT 1-800-448-2542 OR ONLINE AT WWW.VALIC.COM.

SunAmerica Asset Management LLC ("SunAmerica") is affiliated with VALIC due to common parent company ownership.


DOMESTIC LARGE-CAP EQUITY ASSET CLASS

          VARIABLE ACCOUNT OPTIONS                               ADVISER/SUB-ADVISER
--------------------------------------------- ----------------------------------------------------------

CAPITAL APPRECIATION FUND                     Adviser: VALIC
                                              Sub-Adviser: The Boston Company Asset Management, LLC

GROWTH & INCOME FUND                          Adviser: VALIC
                                              Sub-Adviser: J. P. Morgan Investment Management Inc,
                                                ("JPMIM")

GROWTH FUND                                   Adviser: VALIC
                                              Sub-Adviser: American Century Investment Management, Inc.

LARGE CAPITAL GROWTH FUND                     Adviser: VALIC
                                              Sub-Advisers: Massachusetts Financial Services Company
                                                ("MFS")

STOCK INDEX FUND                              Adviser: VALIC
                                              Sub-Adviser: SunAmerica


GLOBAL EQUITY ASSET CLASS (INTERNATIONAL AND DOMESTIC)

GLOBAL SOCIAL AWARENESS FUND                  Adviser: VALIC
                                              Sub-Adviser: SunAmerica

FIXED INCOME ASSET CLASS

CORE BOND FUND                                Adviser: VALIC
                                              Sub-Adviser: PineBridge Investments LLC (PineBridge")

MONEY MARKET I FUND                           Adviser: VALIC
                                              Sub-Adviser: SunAmerica

STRATEGIC BOND FUND                           Adviser: VALIC
                                              Sub-Adviser: PineBridge


SPECIALTY ASSET CLASS

SCIENCE & TECHNOLOGY FUND                     Adviser: VALIC
                                              Sub-Advisers: T. Rowe Price Associates, Inc., Allianz and
                                                Wellington Management Company, LLP

DOMESTIC MID-CAP EQUITY ASSET CLASS

MID CAP INDEX FUND                            Adviser: VALIC
                                              Sub-Adviser: SunAmerica

MID CAP STRATEGIC GROWTH FUND                 Adviser: VALIC
                                              Sub-Advisers: Morgan Stanley Investment Management, Inc.
                                              and Allianz Global Investors U.S., LLC ("Allianz")

DOMESTIC SMALL-CAP EQUITY ASSET CLASS

SMALL CAP GROWTH FUND                         Adviser: VALIC
                                              Sub-Adviser: JPMIM

SMALL CAP INDEX FUND                          Adviser: VALIC
                                              Sub-Adviser: SunAmerica

INTERNATIONAL EQUITY ASSET CLASS

EMERGING ECONOMIES FUND                       Adviser: VALIC
                                              Sub-Adviser: JPMIM

HYBRID ASSET CLASS (EQUITY AND FIXED INCOME)

AGGRESSIVE GROWTH LIFESTYLE FUND              Adviser: VALIC Sub-Adviser: PineBridge

CONSERVATIVE GROWTH LIFESTYLE FUND            Adviser: VALIC Sub-Adviser: PineBridge

MODERATE GROWTH LIFESTYLE FUND                Adviser: VALIC Sub-Adviser: PineBridge

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity Contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Fund's prospectus.

PURCHASE PERIOD

The Purchase Period begins when the first Participant Purchase Payment is made and continues until that Participant begins his Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of Purchase Payments may be determined by the retirement plan for which the Contract was purchased. The Purchase Period will end upon death, upon surrender, or when a Participant completes the process to begin the Payout Period.

PURCHASE PAYMENTS

Initial Purchase Payments must be received either with, or after, a completed employer plan application. The Contract Owner or the plan's administrator is responsible for furnishing instructions to us (a contribution flow report) as to the amount being applied to each account option.

When an initial Purchase Payment is accompanied by an application, we will promptly:

    . Accept the application and issue a Contract. We will also establish your account and apply the Purchase Payment by crediting the amount, on the date we accept the application, to the Fixed Account Option or Variable Account Option selected;

    .  Reject the application and return the Purchase Payment; or

    .  Request additional information to correct or complete the application.

If we receive Purchase Payments before we receive a completed application from an employer's plan, we will not be able to establish a permanent account for the plan. Under those circumstances, we will return the Purchase Payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by the employer's plan in a Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. SEE "PURCHASE UNIT VALUE" IN THE SAI FOR MORE INFORMATION AND AN ILLUSTRATION OF THE CALCULATION OF THE UNIT VALUE.

POTENTIA GENERAL ACCOUNT UNIT VALUE CALCULATIONS

The Potentia General Account may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. A complete discussion of the Potentia General Account may be found in the "Summary" and "Fixed Account Option" sections in this prospectus. The value of your Potentia General Account investment may be affected by a market value adjustment and will be applied to withdrawals after the first plan year in excess of certain amounts. SEE THE "MARKET VALUE ADJUSTMENT" SECTION BELOW. The value of the Potentia General Account is calculated on a given Business Day as shown below:

       Value of the Potentia General Account
    =  (EQUALS)
       All Purchase Payments made to the Potentia General Account
    +  (PLUS)
       Amounts transferred from Variable Account Options to the Potentia General Account
    +  (PLUS)
       All interest earned
    -  (MINUS)
       Amounts transferred or withdrawn from the Potentia General Account (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS UNIT VALUE CALCULATIONS

A plan may allocate all or a portion of Participant Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit value, the plan's accounts will be credited with the applicable number of Purchase Units. If a Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. The Purchase Unit value of each Variable Account Option will change each Business Day depending upon the investment performance of the underlying Fund (which may be positive or negative) and the deduction of the separate account charges. SEE THE "FEES AND CHARGES" SECTION IN THIS PROSPECTUS. Because Purchase Unit values change each Business Day, the number of Purchase Units credited for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the Account Value of the Contracts may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Money Market I Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the separate account charges, the Purchase Unit Value will decrease. In the case of negative yields, your investment in the Money Market I Fund will lose value.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

TRANSFERS BETWEEN INVESTMENT OPTIONS

You may transfer all or part of your Account Value between the Fixed and Variable Account Options in the Contracts without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. WE RESERVE THE RIGHT TO LIMIT THE NUMBER, FREQUENCY (MINIMUM PERIOD OF TIME BETWEEN TRANSFERS) OR DOLLAR AMOUNT OF TRANSFERS YOU CAN MAKE AND TO RESTRICT THE METHOD AND MANNER OF PROVIDING OR COMMUNICATING TRANSFERS OR REALLOCATION INSTRUCTIONS. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD - POLICY AGAINST MARKET TIMING AND FREQUENT TRANSFERS

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If a Contract Owner sells a Purchase Units in a Variable Account Option valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the Contract Owner will not be able to make a purchase of $5,000 or more in that same Variable Account Option for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

    .  Plan-level or employer-initiated transactions;

    .  Purchase transactions involving transfers of assets or rollovers;

    . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

    .  Roth IRA conversions or IRA recharacterizations;

    .  Systematic purchases or redemptions; or

    .  Trades of less than $5,000.

As described in a Fund's prospectus and statement of additional information, in addition to the above, Fund purchases, transfers and other redemptions may be subject to other investor trading policies, including redemption fees, if applicable. Certain Funds may set limits on transfers in and out of a Fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, a Contract Owner's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or Internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

    . The date of receipt, if received in our Home Office before Market Close; otherwise,

    .  The next date values are calculated.

TRANSFERS DURING THE PAYOUT PERIOD

During the Payout Period, transfers instructions must be given in writing and mailed to our Home Office. Transfers may be made from the Contract's investment options, subject to the following restrictions:

                                 % OF ACCOUNT
      PAYOUT OPTION                 VALUE                   FREQUENCY
 ------------------------  ------------------------- ------------------------
     Variable Payout:             Up to 100%           Once every 365 days
  Combination Fixed and      Up to 100% of money       Once every 365 days
     Variable Payout:      in variable option payout
      Fixed Payout:             Not permitted                  N/A

FEES AND CHARGES

By investing in the Contract, Participants may be subject to these basic types of fees and charges:

..  Premium Tax Charge

..  Separate Account Charges

..  Other Tax Charges

..  Market Value Adjustment (applicable to the Potentia General Account)

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. FOR ADDITIONAL INFORMATION ABOUT THESE FEES AND CHARGES, SEE THE "FEE TABLES" SECTION IN THIS PROSPECTUS AND THE PROSPECTUSES FOR THE UNDERLYING MUTUAL FUNDS.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3.5%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin. We will not profit from this charge.

SEPARATE ACCOUNT CHARGES

There will be a separate account charge applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.45% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The separate account charge is to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for a Participant's life no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be. FOR MORE INFORMATION ABOUT THE SEPARATE ACCOUNT CHARGE, SEE THE "FEE TABLES" SECTION IN THIS PROSPECTUS.

REDUCTION OF SEPARATE ACCOUNT CHARGES. We may, as described below, determine that the separate account charges for the Contract may be reduced. We may reduce these charges if we determine that the employer's retirement program will allow us to reduce or eliminate certain expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether the retirement program will allow us to reduce or eliminate these expenses:

We review the following factors to determine whether we can reduce the separate account charges:

    .  The frequency of Purchase Payments for the retirement program.

    .  The size of the retirement program.

    .  The amount of the retirement program's periodic Purchase Payment.

    .  The method of remitting periodic Purchase Payments.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction of fees be permitted where the reduction will unfairly discriminate against any person.

OTHER CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made. Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Such withdrawals will be identified on applicable Participant account reports.

Plan loans from the Fixed Account Option may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

MARKET VALUE ADJUSTMENT

The Potentia General Account will be guaranteed to receive a stated rate of interest that is periodically determined, as specified in your Contract. Plan withdrawals after the first policy year in excess of 20% of the Account Value of the Potentia General Account as of the last Contract anniversary will be subject to a market value adjustment. This adjustment may be positive, negative, or zero based upon the differences in interest rates at the time the Contract was established or over the last five years, if less, and at the time of the withdrawal. Any negative adjustment will be waived to the extent it decreases the surrender value below the minimum guaranteed rate as specified in your Contract. This adjustment will not apply to any withdrawals of Account Value in the Potentia General Account used to purchase a Participant's annuity. FOR MORE INFORMATION ON THE MARKET VALUE ADJUSTMENT, SEE "SURRENDER OF ACCOUNT VALUE" BELOW. The employer should review the Contract for additional information on the Potentia General Account.

PAYOUT PERIOD

The Payout Period on an annuity begins when a Participant decides to withdraw money in a steady stream of payments. If the employer's plan permits, a Participant may be able to apply all or a portion of any amounts payable to one of the types of payout options listed below. A Participant may choose to have a payout option on a fixed, a variable, or a combination payout basis. When a Participant chooses to have a payout option on a variable basis, the same Variable Account Options may be used as the Participant chose under the plan during the Purchase Period.

FIXED PAYOUT

Under fixed payout, a Participant will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments may depend on:

    .  Type and duration of payout option chosen;

    .  Your age or your age and the age of your survivor/(1)/;

    .  The amount being applied; and

    .  The payout rate being applied and the frequency of the payments.

/(1)/  This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of the Participant's payments will be based on the current payout rate the Company uses for immediate annuity contracts.

ASSUMED INVESTMENT RATE

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance.

Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected.

VARIABLE PAYOUT

With a variable payout, a Participant may select from current Variable Account Options. A Participant's payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options the Participant selected. The Payout Unit value is calculated just like the purchase unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR the Participant selected. AIR means the rate used to determine a Participant's first monthly Payout Payment per thousand dollars of Account Value in the Variable Account Options(s). A Payout Unit is a measuring unit used to calculate Payout Payments from a Participant's Variable Account Option. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Divisions the Participant selected.

FOR ADDITIONAL INFORMATION ON HOW PAYOUT PAYMENTS AND PAYOUT UNIT VALUES ARE CALCULATED, SEE THE SAI.

In determining a Participant's first Payout Payment, an AIR of 3% is used (unless the Participant selects a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds the Participant's AIR, the Participant's subsequent payments will be greater than the first payment. If the investment experience of the Variable Account Option is lower than the Participant's AIR, the Participant's subsequent payments will be less than the first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a combination fixed and variable payout, the Participant may choose:

    .  From the existing Variable Account Options (payments will vary); with a

    .  Fixed payout (payment is fixed and guaranteed).

PARTIAL ANNUITIZATION

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide your Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation could be reduced. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

PAYOUT DATE

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the 15th day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

    . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 75, and may not be later than age 75 without VALIC's consent.

    . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

    . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

    . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

    . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

    . All Contracts require distributions to commence within a prescribed period after the death of the owner/participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

    . The contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

FOR ADDITIONAL INFORMATION ON PLAN-LEVEL DISTRIBUTION RESTRICTIONS AND ON THE MINIMUM DISTRIBUTION RULES THAT APPLY TO PAYMENTS UNDER 403(B), 401, 403(A) AND 457 PLANS, SIMPLIFIED EMPLOYEE PLANS ("SEPS") OR IRAS, SEE "FEDERAL TAX MATTERS" IN THIS PROSPECTUS AND IN THE SAI.

PAYOUT OPTIONS

A Participant may specify the manner in which Payout Payments are made. A Participant may select one of the following options for a Fixed Annuity, a Variable Annuity, or a combination Fixed and Variable Annuity. This choice is a one-time permanent choice. Your Payout Payment annuity option may not be changed later and it may not be exchanged for a cash payment, except that an Annuitant may take a withdrawal under the Payment for a Designated Period option.

..  LIFE ONLY - payments are made only to a Participant during his lifetime.
   Under this option there is no provision for a death benefit for the Beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

.. LIFE WITH GUARANTEED PERIOD - payments are made to a Participant during his lifetime, but if he dies before the guaranteed period has expired, the Beneficiary will receive payments for the rest of the guaranteed period.

.. LIFE WITH CASH OR UNIT REFUND - payments are made to you during your lifetime. Upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments.

.. JOINT AND SURVIVOR LIFE - payments are made to a Participant during the joint lifetime of the Participant and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of third payment.

.. PAYMENT FOR A DESIGNATED PERIOD - payments are made to the Participant for a select number of years between five and 30. Upon the Participant's death, payments will continue to his Beneficiary until the designated period is completed. An Annuitant or other payee receiving a variable payout under this option can select at any time to withdraw all or a portion of the value of the remaining variable payout. An Annuitant or other payee will receive one payment for the withdrawal. We calculate the value of any remaining variable payouts by assuming that each payment is equal and by discounting each payment to the present at an annual rate of 3% (the "assumed amount"). We calculate the "assumed amount" of each remaining payment as of the end of the valuation period in which we receive the Annuitant's request for a withdrawal.

PAYOUT INFORMATION

Once a Participant's Payout Payments have begun, the option chosen may not be stopped or changed. Any one of the Variable Account Options may result in a Participant receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, a Participant may suffer unfavorable tax consequences, in the form of a penalty tax, if the Participant does not meet an exception under federal tax law. SEE "FEDERAL TAX MATTERS" SECTION BELOW.

If a payout option selection is not made at least 30 days before the Payout Date, then:

    .  Payments will be made under the life with guaranteed period option;

    .  The payments will be guaranteed for a 10 year period;

    . The payments will be based on the allocation used for the Participant's Purchase Payments;

    . The Fixed Account Option will be used to distribute payments to the Participant on a fixed payout basis; and

    . The Variable Account Options will be used to distribute payments to the Participant on a variable payout basis.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE

WHEN SURRENDERS ARE ALLOWED

The Contract Owner may withdraw all or part of the Participant's Account Value during the Purchase Period if:

    .  allowed under federal or state law; and

    .  allowed under the Plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. SEE "SURRENDER RESTRICTIONS" BELOW.

DELAY REQUIRED UNDER APPLICABLE LAW. We may be required under applicable law to block a request for a surrender until We receive instructions from the appropriate regulator, due to the USA Patriot Act.


In accordance with state law, payments may be deferred up to six months after we receive a request for a full and immediate surrender of the Contract or certificate, including amounts accumulated in the Fixed Account Options, if approved in writing by the insurance commissioner of the state where the individual Contract is issued or where the group contract is issued for the certificate. If payment is deferred, interest will accrue until the payment is made.

VALIC may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Account Options is not reasonably practicable; or (4) the SEC, by order, so permits for the protection of Contract Owners.


The plan's maximum Surrender Value equals the plan's Account Value next computed after its properly completed request for surrender is received in our Home Office subject to any applicable market value adjustment.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of Purchase Payments received by us.

We will mail the surrender value within 7 calendar days after we receive a properly completed surrender request. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. SEE THE CURRENT FUND(S)' PROSPECTUSES FOR A DISCUSSION OF THE REASONS WHY THE REDEMPTION OF SHARES MAY BE SUSPENDED OR POSTPONED.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of the surrender value until the check clears.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b) permits total or partial distributions of elective deferrals or certain other amounts transferred into this Contract from a 403(b)(7) custodial account, or a 403(b) annuity contract, only on account of hardship (generally employee contributions only, without accrued interest), attainment of age 59 1/2, separation from service, death or disability. An employer's plan may impose additional restrictions on withdrawals of these and other amounts. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to 403(b) annuity contracts are subject to restrictions specified in Treasury regulations as specifically imposed under the employer's plan.

PARTIAL SURRENDERS

The Contract Owner may request a partial surrender of the Participant's Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender will reduce the Account Value.

The reduction in the number of Purchase Units credited to the plan's Variable Account Option Account Value will equal the amount surrendered from the Variable Account Option divided by the plan's Purchase Units next calculated after the request for surrender is received at our Home Office.

POTENTIA GENERAL ACCOUNT

For withdrawals made during the first year of the Contract, no charges or value adjustments will be made. For withdrawals made after the first year of the Contract, up to 20% of the Potentia General Account accumulation value as of the last Contract anniversary will be free from any charge or adjustment in value. All withdrawals above those limits will be subject to a market value adjustment as follows:

(1 + A)/5/ divided by (1 + B)/5/

    . Where A = the average 10 year Treasury Constant Maturity Series rate computed as an average of such rates as of the last business day of the last 60 complete calendar months or the number of complete months since the Contract issue if less, determined as of the time of the transaction; and

    . Where B = the 10 year Treasury Constant Maturity Series rate determined as of the last business day of the calendar month prior to the transaction.

DEATH BENEFITS

If a Participant dies before withdrawing his entire interest in the Contract, the remaining interest will be paid to the Participant's Beneficiary(ies) as determined under the plan, in accordance with the plan and the Code. If the Participant dies during the Payout Period, the remaining annuity payments, if any, will be paid to the Participant's Beneficiary(ies) as determined under the plan and as described below. Death benefits are paid only once per Participant.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

    .  In a lump sum; or

    . In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or

    .  In a manner consistent with the Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

SPOUSAL BENEFICIARIES. A spousal Beneficiary may receive death benefits as shown above or, in the case of a qualified Contract, may delay any distributions until the Annuitant would have reached age 70 1/2 or roll the funds over to an Individual Retirement Annuity. In the case of a nonqualified Contract, a spousal Beneficiary may receive death benefits as shown above or may continue the Contract as Contract Owner.

BENEFICIARIES OTHER THAN SPOUSES. If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

    .  In full within 5 years after the year of the Annuitant's death; or

    . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Payout Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the Participant's account minus the amount applied to Payout Payments.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the "Payout Period" section of this prospectus.

.. If the life only option or joint and survivor life option was chosen, there will be no death benefit.

.. If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

    1. Receive the present value of any remaining payments in a lump sum; or

    2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

    3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal beneficiaries may be entitled to more favorable treatment under federal tax law.

OTHER CONTRACT FEATURES


CHANGES THAT MAY NOT BE MADE


The Contract Owner may not be changed once the account has been established.


CANCELLATION - THE "FREE LOOK" PERIOD


The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 10 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

WE RESERVE CERTAIN RIGHTS

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. We may stop accepting new Participants under a Contract. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

Participants should always refer to the terms and conditions in the Plan, including any Plan limitations that may limit a Participant's rights with respect to amounts held under the Contract, when reviewing the descriptions of the Contract in this prospectus.

VOTING RIGHTS

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on the Plan's behalf shares of the Funds which comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, subject to any contrary provisions in the plan, the plan will dictate whether Participants will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. Plans will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO AN ACCOUNT

DURING THE PURCHASE PERIOD. The number of Fund shares attributable to a plan's account will be determined on the basis of the Purchase Units credited to the plan's account on the record date set for the Fund shareholder meeting.

DURING THE PAYOUT PERIOD OR AFTER A DEATH BENEFIT HAS BEEN PAID. The number of Fund shares attributable to a Participant's account will be based on the liability for future variable annuity payments to payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS

The Contracts provide tax-deferred accumulation over time, but may be subject to certain federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Discussions regarding the tax treatment of any annuity contract or retirement plans and programs are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. Such discussions generally are based upon the Company's understanding of current tax rules and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

    . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations

    . Section 401(a), 403(a) and 401(k) qualified plans (including plans for self-employed individuals)

    .  Section 408(b) traditional IRAs

    .  Section 408A Roth IRAs

    . Section 457 deferred compensation plans of governmental and tax-exempt employers

    .  Section 408(k) SEPs and SARSEPs; and

    .  Section 408(p) SIMPLE retirement accounts.

Contributions under any of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax (or Roth) contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested

Purchase Payments, until a distribution occurs. SEE THE SAI FOR A DISCUSSION OF THE TAXATION OF DISTRIBUTIONS, INCLUDING UPON DEATH, AND SPECIAL RULES, INCLUDING THOSE APPLICABLE TO NON-NATURAL OWNERS OF NONQUALIFIED CONTRACTS.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.


Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. Note that a distribution from a 457(b) plan is not subject to the 10% tax penalty. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty.


The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year made directly to an insurer for health, life and accident insurance by certain retired public safety officers.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a tax on net investment income, which went into effect in 2013, is at the rate of 3.8% of investment income in excess of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This tax generally does not apply to Qualified Contracts; however, taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

It is the understanding of VALIC, confirmed by Internal Revenue Service ("IRS") Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

IMPORTANT INFORMATION REGARDING 403(B) REGULATIONS


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.


In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan's administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of Title I of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the requirements only, and you may wish to discuss the requirements of the regulations and/or the general information above with your tax advisor.

U.S. DEPARTMENT OF LABOR FIDUCIARY REGULATION

On April 8, 2016, the United States Department of Labor published its final regulation defining fiduciary advice, along with related revisions to certain existing guidance, as well as a new exemption from specific ERISA prohibitions. The requirements under the regulation and related guidance apply primarily to ERISA plans and IRAs. While the new requirements generally will not impact your rights under the Contract, they may, however, affect recommendations made by your financial advisor and your financial advisor's ability to make those recommendations. More specifically, the regulation and related guidance generally will apply to recommendations to buy, sell or hold interests in the Contract, as well as recommendations for distributions and rollovers to or from the Contract where the Contract is in an ERISA plan or IRA. The initial compliance date for portions of the new regulation is April 10, 2017, while compliance with other portions of the regulation and guidance is required by January 1, 2018.


LEGAL PROCEEDINGS


The Company is currently defending a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by the West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the "WV Boards"). The WV Boards have asserted damages in excess of $100 million. In November 2014, the West Virginia Supreme Court reversed the trial court's grant of summary judgment in the Company's favor, and remanded the matter to the Business Court for further proceedings.


Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various other lawsuits against the Company have arisen in the ordinary course of business. As of April 29, 2016, the Company believes it is not likely that contingent liabilities arising from such lawsuits will have a material effect on the Company's statutory financial statements.

FINANCIAL STATEMENTS

Financial statements of VALIC, the Separate Account and American Home are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street N.E., Washington D.C. 20549-2000.

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information........................................................  2
Federal Tax Matters........................................................  2
Purchase Unit Value........................................................ 10
Payout Payments............................................................ 12
Distribution of Variable Annuity Contracts................................. 13
Recordkeeping for the Contracts............................................ 14
Experts.................................................................... 14
Comments on Financial Statements........................................... 14


(C) 2016 AMERICAN INTERNATIONAL GROUP, INC.

All Rights Reserved.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT A
                    UNITS OF INTEREST UNDER GROUP FIXED AND
                      VARIABLE DEFERRED ANNUITY CONTRACTS

                                  POTENTIA(R)

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B


                                  MAY 2, 2016

This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for Potentia dated May 2, 2016 and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company ("VALIC" or the "Company") at VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105 or 1-800-448-2542. Prospectuses are also available on the internet at www.VALIC.com.


                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
General Information.............................................................   2
Federal Tax Matters.............................................................   2
   Tax Consequences of Purchase Payments........................................   2
   Tax Consequences of Distributions............................................   5
   Special Tax Consequences -- Early Distribution...............................   6
   Special Tax Consequences -- Required Distributions...........................   7
   Tax-free Rollovers, Transfers and Exchanges..................................   8
   Effect of Tax-Deferred Accumulations.........................................   9
   Foreign Account Tax Compliance Act...........................................  10
   Other Withholding Tax........................................................  10
Purchase Unit Value.............................................................  10
   Illustration of Calculation of Purchase Unit Value...........................  11
   Illustration of Purchase of Purchase Units (Assuming No State Premium Tax)...  11
Payout Payments.................................................................  12
   Assumed Investment Rate......................................................  12
   Amount of Payout Payments....................................................  12
   Payout Unit Value............................................................  12
   Illustration of Calculation of Payout Unit Value.............................  13
   Illustration of Payout Payments..............................................  13
Distribution of Variable Annuity Contracts......................................  13
Recordkeeping for the Contracts.................................................  14
Experts.........................................................................  14
Comments on Financial Statements................................................  14

                              GENERAL INFORMATION

   Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

   Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum requirements under the Contract.

   The Contracts are non-participating and will not share in any of the profits of the Company. The Contracts are unallocated, which means that VALIC will not maintain separate Participant account records and will not issue a separate contract or certificate to the Participant. However, the Participant's interest in the Contracts, as reflected in records maintained by or on behalf of the plan sponsor, is subject to all of the applicable restrictions under Code section 403(b), and to plan limitations that may be more restrictive than the Code restrictions.

                              FEDERAL TAX MATTERS

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY

This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and after death.


It is VALIC's understanding, , confirmed by Internal Revenue Service ("IRS") Revenue Procedure 99-44, that a Qualified Contract described in section 401(a), 403(a), 403(b), 408(b) or 408Aof the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds.

It is also the understanding of VALIC that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are owned by non-natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts or other entities as agents for an individual).

TAX CONSEQUENCES OF PURCHASE PAYMENTS

403(B) ANNUITIES. Purchase Payments made by section 501(c) (3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion does not apply to Roth 403(b) contributions, which are made on an after-tax basis; however, the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.


For 2016, your elective deferrals are generally limited to $18,000, although additional "catch-up" contributions of up to $6,000 are permitted for individuals who will be age 50 at the end of 2016 calendar year. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $53,000, or up to

100% of "includible compensation," as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

401(A)/(K) AND 403(A) QUALIFIED PLANS. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.


408(B) INDIVIDUAL RETIREMENT ANNUITIES ("408(B) IRAS" OR "TRADITIONAL IRAS"). For 2016, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,500 or 100% of compensation ($6,500 if you are age 50 or older), and are generally fully deductible in 2016 only by individuals who:


   (i) are not active Participants in another retirement plan, and are not married;


   (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income is less than $184,000;


   (iii) are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $61,000; or

   (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of less than $98,000.

Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts can not exceed the lesser of $11,000 or 100% of the working spouse's earned income, and no more than $5,500 may be contributed to either spouse's IRA for any year. The $11,000 limit increases to $13,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

   (i) the lesser of $5,500 ($6,500 if you are age 50 or older; $11,000 for you and your spouse's IRAs, or $12,000 if you are both age 50 or older) or 100% of compensation, over

   (ii)   your applicable IRA deduction limit.

You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.


408A ROTH INDIVIDUAL RETIREMENT ANNUITIES ("408A ROTH IRAS" OR "ROTH IRAS"). For 2016, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,500 or 100% of compensation ($6,500 if you are age 50 or older), and a full contribution may be made only by individuals who:

   (i)    are unmarried and have adjusted gross income of less than $117,000; or

   (ii) are married and filing jointly, and have adjusted gross income of less than $184,000.

The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $184,000 and $194,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $194,000. Similarly, the contribution is reduced for those who are single with modified AGI between $117,000 and $132,000, with no contribution for singles with modified AGI over $132,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

457 PLANS. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and
(ii) belong to either a select group of management or highly compensated employees and/or are independent contractors.


This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2016, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $18,000 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age under the plan and for governmental plans only, age-based catch-up deferrals up to $6,000 are also permitted for individuals age 50 or older. Generally, however, a participant cannot utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.

The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present ownership rights in the Contract and is entitled to payment only in accordance with the EDCP provisions.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2016, the employer may contribute up to 25% of your compensation or $53,000, whichever is less.

Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. Such plans if established by December 31, 1996, may still allow employees to make these contributions. In 2016, the limit is $18,000. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2016, employee salary reduction contributions cannot exceed $12,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.


NONQUALIFIED CONTRACTS. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual), however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

UNFUNDED DEFERRED COMPENSATION PLANS. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

403(B) ANNUITIES. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

     (1)  attainment of age 59  1/2;

     (2)  severance from employment;

     (3)  death;


     (4)  disability;

     (5) qualifying hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon); or

     (6) termination of the plan (if the plan sponsor meets the criteria of IRS guidance to terminate the plan).


Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will be eligible for a hardship distribution.

As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

    (1)  distributions of Roth 403(b) contributions;

    (2)  qualified distributions of earnings on Roth 403(b) contributions; and

    (3)  other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. "Qualified" distributions of earnings on Roth 403(b) contributions made upon attainment of age 59 1/2, upon death or disability are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.

401(A)/(K) AND 403(A) QUALIFIED PLANS. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for such conversions, regardless of marital status, as were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.

408A ROTH IRAS. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for qualifying first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

457 PLANS. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

UNFUNDED DEFERRED COMPENSATION PLANS. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

NONQUALIFIED CONTRACTS. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES - EARLY DISTRIBUTION

403(B) ANNUITIES, 401(A)/(K) AND 403(A) QUALIFIED PLANS, 408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

   (1)    death;

   (2)    disability;

   (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k) and 403(a) plans);


   (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2;

   (5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt; and

   (6) distributions to an alternate payee pursuant to a domestic relations order.


Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from the 10% penalty tax:

   (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

   (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

   (3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

408A ROTH IRAS. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to a 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

457 PLANS. Distributions generally may be made under an EDCP prior to severance from employment only upon attainment of age 70 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid. Such distributions are not subject to the 10% early withdrawal penalty tax.

NONQUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

    (1)  to a Beneficiary on or after the Contract Owner's death;

    (2)  upon the Contract Owner's disability;

    (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

    (4)  made under an immediate annuity contract; or

    (5)  allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES - REQUIRED DISTRIBUTIONS


   403(B) ANNUITIES. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

    (i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

    (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period that does not exceed the longer of the Participant's or the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.

A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides.

401(A)/(K) AND 403(A) QUALIFIED PLANS. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

408(B) TRADITIONAL IRAS, SEPS AND SIMPLE IRAS. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

    (1)  there is no exception for pre-1987 amounts; and

    (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

408A ROTH IRAS. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply after the Contract Owner's death.

A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

457 PLANS. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

NONQUALIFIED CONTRACTS. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

403(B) ANNUITIES. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k) or eligible Roth 457(b) accounts. Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

401(A)/(K) AND 403(A) QUALIFIED PLANS. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.

408(B) TRADITIONAL IRAS AND SEPS. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a)/(k) or 403(a) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

408A ROTH IRAS. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA.

Special, complicated rules governing holding periods and avoidance of the 10% penalty tax apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

408(P) SIMPLE IRAS. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

457 PLANS. Tax-free transfers of EDCP amounts from tax-exempt employers are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.

NONQUALIFIED CONTRACTS. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

    . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

    . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

    .  Taxable accounts such as savings accounts.


                                    [CHART]



                                                    10 YEARS 20 YEARS 30 YEARS
                                                    -------- -------- --------
 Tax Account....................................... $13,978  $32,762  $58,007
 Non-qualified Contract Tax-Deferred Annuity....... $14,716  $36,499  $68,743
 Tax-Deferred Annuity.............................. $19,621  $48,665  $91,657


   This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred account (shown above as "Taxable Account"); (2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and
   (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and a 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                          Tax-Favored Retirement Program Taxable Account
                                                          ------------------------------ ---------------
Annual amount available for savings before federal taxes              $2,400                 $2,400
Current federal income tax due on Purchase Payments                        0                 $ (600)
Net retirement plan Purchase Payments                                 $2,400                 $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

U.S. persons should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity holding accounts on behalf of U.S. persons if such entity fails to provide applicable certifications to the U.S. government. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary. Prospective purchasers with accounts in foreign financial institutions or foreign entities should consult with their tax advisor regarding the application of FATCA to their purchase.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

                              PURCHASE UNIT VALUE

   Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

STEP 1: Calculate the gross investment rate:

      Gross Investment Rate
    = (EQUALS)
      The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
    / (DIVIDED BY)
      The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

STEP 2: Calculate net investment rate for any day as follows:

       Net Investment Rate
    =  (EQUALS)
       Gross Investment Rate (calculated in Step 1)
    -  (MINUS)
       Separate Account charges.

STEP 3: Determine Purchase Unit Value for that day.

      Purchase Unit Value for that day.
    = (EQUALS)
      Purchase Unit Value for immediate preceding day.
    X (MULTIPLIED BY)
      Net Investment Rate (as calculated in Step 2) plus 1.00.

   The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

              ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

1.  Purchase Unit value, beginning of period..... $ 1.800000
2.  Value of Fund share, beginning of period.....  21.200000
3.  Change in value of Fund share................    .500000
4.  Gross investment return (3) divided by (2)...    .023585
5.  Daily separate account fee*.................. $  .000027
6.  Net investment return (4)-(5)................    .023558
7.  Net investment factor 1.000000+(6)........... $ 1.023558
8.  Purchase Unit value, end of period (1) X (7). $ 1.842404

*  Separate account charges of 1% per annum used for illustrative purposes.

  ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

1.  First Periodic Purchase Payment.................................................... $  100.00
2.  Purchase Unit value on effective date of purchase (see Example above).............. $1.800000
3.  Number of Purchase Units purchased (1) divided by (2)..............................    55.556
4.  Purchase Unit value for valuation date following purchase (See Example above3)..... $1.842404
5.  Value of Purchase Units in account for valuation date following purchase (3) X (4). $  102.36

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

   The discussion concerning the amount of Payout Payments under an annuity Contract selected by a Participant that follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

   The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

   The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3% in the group contract).

   The portion of the first monthly variable Payout Payment derived from a division of VALIC Separate Account A is divided by the Payout Unit value for that division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another division or to provide a fixed annuity.

   In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the division or divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

   Therefore, the dollar amount of variable Payout Payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

   Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity Contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by the Contract, the Annuitant will be give the benefit of the new annuity rates.

PAYOUT UNIT VALUE

   The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

   The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

               ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

EXAMPLE:

1. Payout Unit value, beginning of period............... $ .980000
2. Net investment factor for Period (see Example 3).....  1.023558
3. Daily adjustments for 3 1/2% Assumed Investment Rate.   .999906
4. (2) X (3)............................................  1.023462
5. Payout Unit value, end of period (1) X (4)........... $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

Example: Annuitant age 65, Life Annuity with 120 Payments Certain

1. Number of Purchase Units at Payout Date..................  10,000.00
2. Purchase Unit value (see earlier Example)................ $ 1.800000
3. Account Value of Contract (1) X (2)...................... $18,000.00
4. First monthly Payout Payment per $1,000 of Account Value. $     5.63
5. First monthly Payout Payment (3) X (4) divided by 1,000.. $   101.34
6. Payout Unit value (see Example above).................... $  .980000
7. Number of Payout Units (5) divided by (6)................ $  103.408
8. Assume Payout Unit value for second month equal to....... $  .997000
9. Second monthly Payout Payment (7) X (8).................. $   103.10
10. Assume Payout Unit value for third month equal to....... $  .953000
11. Third monthly Payout Payment (7) X (10)................. $    98.55

                  DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

   The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia.


   The Contracts are no longer offered to new plans but may available to participants in plans with an existing Contract. Previously, the Contracts were sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority ("FINRA").


   AIG Capital Services, Inc. ("Distributor") is the distributor for VALIC Separate Account A. Distributor, an affiliate of the Company, is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. The Distributor is a Delaware corporation and a member of FINRA.

   VALIC no longer pays commissions to financial advisors for sale or subsequent Purchase Payments made into the Contracts. The commissions, which were paid by the Company, did not result in any charge to Contract Owners or to VALIC Separate Account A, in addition to the charges described under "Fees and Charges" in the prospectus.

   Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. The Company has not paid any sales commissions with respect to sales of the Contract for the past three fiscal years ended December 31.

                        RECORDKEEPING FOR THE CONTRACTS

   For certain plans, VALIC provides group and participant recordkeeping and administration services for the Contracts, including account servicing and statements. VALIC's administrative offices are located at 2929 Allen Parkway, Houston, Texas 77019. Other plans are not administered by VALIC, and you should contact your employer/plan sponsor for information as to the plan administration and record keeping services provider.

                                    EXPERTS


   PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A, The Variable Annuity Life Insurance Company ("VALIC"), and American Home Assurance Company.

   You may obtain a free copy of these financial statements if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

   The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

    . Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A for the year ended December 31, 2015;

    . Audited Consolidated Financial Statements of The Variable Annuity Life Insurance Company for the years ended December 31, 2015, 2014 and 2013; and

    . Audited Statutory Financial Statements of American Home Assurance Company for the years ended December 31, 2015, 2014 and 2013.


                       COMMENTS ON FINANCIAL STATEMENTS

   The audited financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

   Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.

   You should only consider the audited statutory financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee with respect to contracts with a date of issue of December 29, 2006 or earlier.


(C) 2016 AMERICAN INTERNATIONAL GROUP, INC.

All Rights Reserved.

                                                             Separate Account A
                                    The Variable Annuity Life Insurance Company

                                                                           2015
                                                                  Annual Report

                                                              December 31, 2015

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Variable Annuity Life Insurance Company and the Contract Owners of its separate account, Separate Account A:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts constituting Separate Account A (the "Separate Account"), a separate account of The Variable Annuity Life Insurance Company, at
December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2016

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

                                                          Due from   Receivable
                                                            (to)     (Payable)                                       Net assets
                                                           VALIC     For Mutual               Contract   Contract   attributable
                                           Investment     General    Fund Sales               owners -   owners -   to contract
                                         securities - at  Account,  (Purchases),              annuity  accumulation    owner
Sub-accounts                               fair value       Net         Net       Net Assets  reserves   reserves     reserves
------------                             --------------- ---------  ------------ ------------ -------- ------------ ------------
American Beacon Holland Large Cap
 Growth Fund I                            $ 64,153,683   $(188,374)  $ 180,126   $ 64,145,435 $ 10,886 $ 64,134,549 $ 64,145,435
Ariel Appreciation Fund                    374,621,879    (149,462)    124,122    374,596,539  359,134  374,237,405  374,596,539
Ariel Fund                                 419,274,106    (368,674)    325,317    419,230,749  169,590  419,061,159  419,230,749
AST Capital Appreciation Portfolio
 Class 3                                       419,241          --          --        419,241       --      419,241      419,241
AST Government and Quality Bond
 Portfolio Class 3                             321,685          --          --        321,685       --      321,685      321,685
Franklin Income Securities Fund                470,259          --          --        470,259       --      470,259      470,259
Invesco Balanced-Risk Commodity
 Strategy Fund R5                          245,689,941    (120,852)    103,180    245,672,269   43,301  245,628,968  245,672,269
Invesco VI Comstock Fund Series II             265,303          --          --        265,303       --      265,303      265,303
Invesco VI Growth and Income Fund
 Series II                                     294,368          --          --        294,368       --      294,368      294,368
Lord Abbett Growth and Income Portfolio
 Class VC                                       10,147          --          --         10,147       --       10,147       10,147
SAST Alliance Growth Portfolio Class 3          70,932          --          --         70,932       --       70,932       70,932
SAST American Funds Asset Allocation
 Portfolio Class 3                              89,751          --          --         89,751       --       89,751       89,751
SAST American Funds Global Growth
 Portfolio Class 3                             165,932          --          --        165,932       --      165,932      165,932
SAST American Funds Growth Portfolio
 Class 3                                       191,834          --          --        191,834       --      191,834      191,834
SAST American Funds Growth-Income
 Portfolio Class 3                              94,720          --          --         94,720       --       94,720       94,720
SAST Balanced Portfolio Class 3                111,895          --          --        111,895       --      111,895      111,895
SAST Blue Chip Growth Portfolio Class 3        108,678          --          --        108,678       --      108,678      108,678
SAST Capital Growth Portfolio Class 3          126,402          --          --        126,402       --      126,402      126,402
SAST Cash Management Portfolio Class 3          51,222          --          --         51,222       --       51,222       51,222
SAST Corporate Bond Portfolio Class 3          339,016          --          --        339,016       --      339,016      339,016
SA Legg Mason BW Large Cap Value Class 3       169,776          --          --        169,776       --      169,776      169,776
SAST Dogs of Wall Street Portfolio
 Class 3                                       173,246          --          --        173,246       --      173,246      173,246
SAST Dynamic Allocation Portfolio
 Class 3                                    21,227,835           8          --     21,227,843       --   21,227,843   21,227,843
SAST Emerging Markets Portfolio Class 3         55,196          --          --         55,196       --       55,196       55,196
SAST Equity Opportunities Portfolio
 Class 3                                       463,457          --          --        463,457       --      463,457      463,457
SAST Foreign Value Portfolio Class 3           108,148          --          --        108,148       --      108,148      108,148
SAST Global Bond Portfolio Class 3             146,688          --          --        146,688       --      146,688      146,688
SAST Growth Opportunities Portfolio
 Class 3                                        20,723          --          --         20,723       --       20,723       20,723
SAST Growth-Income Portfolio Class 3           277,641          --          --        277,641       --      277,641      277,641
SAST High-Yield Bond Portfolio Class 3          84,312          --          --         84,312       --       84,312       84,312
SAST International Diversified Equities
 Portfolio                                     100,711          --          --        100,711       --      100,711      100,711
SAST Marsico Focused Growth Portfolio
 Class 3                                       108,366          --          --        108,366       --      108,366      108,366
SAST MFS Massachusetts Investors Trust
 Portfolio                                     287,880          --          --        287,880       --      287,880      287,880
SAST MFS Total Return Portfolio Class 3         56,180          --          --         56,180       --       56,180       56,180
SAST Mid-Cap Growth Portfolio Class 3           54,015          --          --         54,015       --       54,015       54,015
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           5,105,812           1          --      5,105,813       --    5,105,813    5,105,813
SAST Real Estate Portfolio Class 3              12,294          --          --         12,294       --       12,294       12,294
SAST Small & Mid Cap Value Portfolio
 Class 3                                        76,754          --          --         76,754       --       76,754       76,754
SAST Small Company Value Portfolio
 Class 3                                        78,711          --          --         78,711       --       78,711       78,711
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                          18,800,015           8          --     18,800,023       --   18,800,023   18,800,023
SAST Technology Portfolio Class 3               27,645          --          --         27,645       --       27,645       27,645
SAST Telecom Utility Portfolio Class 3           1,580          --          --          1,580       --        1,580        1,580
SAST Total Return Bond Portfolio Class 3       584,142          --          --        584,142       --      584,142      584,142
SAST VCP Total Return Balanced Portfolio     3,718,548           1          --      3,718,549       --    3,718,549    3,718,549
SAST VCP Value Portfolio                     4,413,176           1          --      4,413,177       --    4,413,177    4,413,177
SST Allocation Balanced Portfolio
 Class 3                                        58,297          --          --         58,297       --       58,297       58,297
SST Allocation Growth Portfolio Class 3        193,914          --          --        193,914       --      193,914      193,914
SST Allocation Moderate Growth
 Portfolio Class 3                             484,576          --          --        484,576       --      484,576      484,576
SST Allocation Moderate Portfolio
 Class 3                                        34,448          --          --         34,448       --       34,448       34,448
SST Real Return Portfolio Class 3              131,683          --          --        131,683       --      131,683      131,683
SunAmerica 2020 High Watermark Fund          8,009,536       1,073         266      8,010,875       --    8,010,875    8,010,875
T Rowe Price Retirement 2015 Fund            1,986,020       1,310      (1,337)     1,985,993       --    1,985,993    1,985,993
T Rowe Price Retirement 2020 Fund            6,686,624       8,516      (8,616)     6,686,524       --    6,686,524    6,686,524
T Rowe Price Retirement 2025 Fund            4,910,881      16,609     (16,782)     4,910,708       --    4,910,708    4,910,708
T Rowe Price Retirement 2030 Fund            4,933,291      22,997     (23,179)     4,933,109       --    4,933,109    4,933,109
T Rowe Price Retirement 2035 Fund            3,208,880       8,308      (8,470)     3,208,718       --    3,208,718    3,208,718
T Rowe Price Retirement 2040 Fund            3,533,149       6,561      (6,544)     3,533,166       --    3,533,166    3,533,166
T Rowe Price Retirement 2045 Fund            1,929,251      92,487     (92,657)     1,929,081       --    1,929,081    1,929,081
T Rowe Price Retirement 2050 Fund            1,060,251       1,441      (1,591)     1,060,101       --    1,060,101    1,060,101
T Rowe Price Retirement 2055 Fund              535,706       3,714      (3,745)       535,675       --      535,675      535,675
T Rowe Price Retirement 2060 Fund              438,378     104,654    (104,678)       438,354       --      438,354      438,354


                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
DECEMBER 31, 2015

                                                 Due from    Receivable
                                                   (to)      (Payable)                                              Net assets
                                                  VALIC      For Mutual                  Contract     Contract     attributable
                                 Investment      General     Fund Sales                  owners -     owners -     to contract
                               securities - at   Account,   (Purchases),                 annuity    accumulation      owner
Sub-accounts                     fair value        Net          Net        Net Assets    reserves     reserves       reserves
------------                   --------------- -----------  ------------ -------------- ---------- -------------- --------------
VALIC Co. I Asset Allocation
 Fund                          $  164,796,419  $  (218,445)  $  193,134  $  164,771,108 $  101,690 $  164,669,418 $  164,771,108
VALIC Co. I Blue Chip Growth
 Fund                             594,567,664     (150,522)      60,336     594,477,478     53,259    594,424,219    594,477,478
VALIC Co. I Broad Cap Value
 Income Fund                       45,889,980      (92,163)      86,098      45,883,915         --     45,883,915     45,883,915
VALIC Co. I Capital
 Conservation Fund                163,387,299     (235,869)     220,368     163,371,798    192,361    163,179,437    163,371,798
VALIC Co. I Core Equity Fund      236,155,805      (73,146)      56,987     236,139,646    209,580    235,930,066    236,139,646
VALIC Co. I Dividend Value
 Fund                             523,515,957     (340,633)     231,927     523,407,251    113,172    523,294,079    523,407,251
VALIC Co. I Dynamic
 Allocation Fund                  250,659,487     (161,134)     155,682     250,654,035         --    250,654,035    250,654,035
VALIC Co. I Emerging
 Economies Fund                   501,821,319     (250,431)     209,432     501,780,320     70,408    501,709,912    501,780,320
VALIC Co. I Foreign Value Fund    734,771,317     (590,361)     502,586     734,683,542     79,377    734,604,165    734,683,542
VALIC Co. I Global Real
 Estate Fund                      363,750,494     (212,213)     164,841     363,703,122      4,928    363,698,194    363,703,122
VALIC Co. I Global Social
 Awareness Fund                   351,929,610     (516,544)     486,799     351,899,865    300,572    351,599,293    351,899,865
VALIC Co. I Global Strategy
 Fund                             447,228,997     (499,114)     444,349     447,174,232    163,838    447,010,394    447,174,232
VALIC Co. I Government
 Securities Fund                  102,449,517     (175,625)     166,920     102,440,812     98,625    102,342,187    102,440,812
VALIC Co. I Growth & Income
 Fund                             106,914,336       13,852      (27,340)    106,900,848     61,321    106,839,527    106,900,848
VALIC Co. I Growth Fund           972,484,202     (466,172)     349,602     972,367,632    289,938    972,077,694    972,367,632
VALIC Co. I Health Sciences
 Fund                             908,278,425      103,277     (168,034)    908,213,668    147,809    908,065,859    908,213,668
VALIC Co. I Inflation
 Protected Fund                   436,585,715     (400,900)     312,289     436,497,104    115,816    436,381,288    436,497,104
VALIC Co. I International
 Equities Index Fund              865,849,564     (749,609)     579,421     865,679,376    126,175    865,553,201    865,679,376
VALIC Co. I International
 Government Bond Fund             147,485,555      (41,688)      11,540     147,455,407     31,560    147,423,847    147,455,407
VALIC Co. I International
 Growth Fund                      445,534,239     (470,024)     415,286     445,479,501    401,206    445,078,295    445,479,501
VALIC Co. I Large Cap Core
 Fund                             154,675,909     (114,945)      89,873     154,650,837     41,340    154,609,497    154,650,837
VALIC Co. I Large Capital
 Growth Fund                      380,400,978      (31,260)      (2,486)    380,367,232    123,128    380,244,104    380,367,232
VALIC Co. I Mid Cap Index Fund  2,838,163,642   (1,762,504)   1,414,685   2,837,815,823  1,444,181  2,836,371,642  2,837,815,823
VALIC Co. I Mid Cap Strategic
 Growth Fund                      236,176,392     (160,137)     137,989     236,154,244     47,294    236,106,950    236,154,244
VALIC Co. I Money Market I
 Fund                             321,367,936       30,000      (65,510)    321,332,426     18,796    321,313,630    321,332,426
VALIC Co. I Nasdaq-100 Index
 Fund                             288,953,700       84,551     (106,637)    288,931,614     35,555    288,896,059    288,931,614
VALIC Co. I Science &
 Technology Fund                  934,972,590     (154,110)      89,007     934,907,487    750,712    934,156,775    934,907,487
VALIC Co. I Small Cap
 Aggressive Growth Fund           115,373,145      100,092     (111,390)    115,361,847     10,270    115,351,577    115,361,847
VALIC Co. I Small Cap Fund        302,857,664     (236,423)     211,203     302,832,444    241,288    302,591,156    302,832,444
VALIC Co. I Small Cap Index
 Fund                             917,083,475     (687,281)     571,176     916,967,370    535,334    916,432,036    916,967,370
VALIC Co. I Small Cap Special
 Values Fund                      191,271,822     (128,556)     115,302     191,258,568     82,105    191,176,463    191,258,568
VALIC Co. I Small Mid Growth
 Fund                             120,384,704      (75,236)      51,256     120,360,724     10,576    120,350,148    120,360,724
VALIC Co. I Stock Index Fund    3,864,672,652   (2,279,630)   1,869,570   3,864,262,592  4,253,979  3,860,008,613  3,864,262,592
VALIC Co. I Value Fund             90,383,111     (107,706)      86,126      90,361,531      3,945     90,357,586     90,361,531
VALIC Co. II Aggressive
 Growth Lifestyle Fund            509,462,561      (23,917)     (59,484)    509,379,160     59,194    509,319,966    509,379,160
VALIC Co. II Capital
 Appreciation Fund                 39,751,105       (5,736)        (762)     39,744,607         --     39,744,607     39,744,607
VALIC Co. II Conservative
 Growth Lifestyle Fund            315,843,499       95,652     (127,956)    315,811,195    390,250    315,420,945    315,811,195
VALIC Co. II Core Bond Fund       931,474,257     (585,410)     438,015     931,326,862     11,310    931,315,552    931,326,862
VALIC Co. II High Yield Bond
 Fund                             357,973,834     (527,383)     474,242     357,920,693     16,140    357,904,553    357,920,693
VALIC Co. II International
 Opportunities Fund               597,002,902     (350,479)     295,375     596,947,798     78,715    596,869,083    596,947,798
VALIC Co. II Large Cap Value
 Fund                             175,305,531     (173,674)     136,869     175,268,726      1,296    175,267,430    175,268,726
VALIC Co. II Mid Cap Growth
 Fund                             129,628,199      (56,899)      38,984     129,610,284     15,443    129,594,841    129,610,284
VALIC Co. II Mid Cap Value
 Fund                             832,738,363     (652,657)     575,688     832,661,394    147,520    832,513,874    832,661,394
VALIC Co. II Moderate Growth
 Lifestyle Fund                   794,342,847     (126,337)      33,572     794,250,082     28,277    794,221,805    794,250,082
VALIC Co. II Money Market II
 Fund                             169,420,562     (450,629)     435,443     169,405,376     28,435    169,376,941    169,405,376
VALIC Co. II Small Cap Growth
 Fund                              81,862,462     (283,493)     275,245      81,854,214      7,812     81,846,402     81,854,214
VALIC Co. II Small Cap Value
 Fund                             426,176,811     (253,538)     211,431     426,134,704    128,583    426,006,121    426,134,704
VALIC Co. II Socially
 Responsible Fund                 730,339,951     (559,687)     464,583     730,244,847     41,403    730,203,444    730,244,847
VALIC Co. II Strategic Bond
 Fund                             562,055,672   (1,204,074)   1,106,696     561,958,294    156,757    561,801,537    561,958,294
Vanguard LifeStrategy
 Conservative Growth Fund          82,929,678      (65,215)      57,768      82,922,231         --     82,922,231     82,922,231
Vanguard LifeStrategy Growth
 Fund                             205,524,623     (280,593)     257,957     205,501,987     14,748    205,487,239    205,501,987
Vanguard LifeStrategy
 Moderate Growth Fund             221,163,801      (35,560)      12,249     221,140,490      9,302    221,131,188    221,140,490
Vanguard Long-Term
 Investment-Grade Fund            233,870,957      (49,332)      11,157     233,832,782      7,078    233,825,704    233,832,782
Vanguard Long-Term Treasury
 Fund                             234,802,473     (269,824)     244,696     234,777,345     56,841    234,720,504    234,777,345
Vanguard Wellington Fund        1,740,149,175     (938,963)     626,142   1,739,836,354  6,654,931  1,733,181,423  1,739,836,354
Vanguard Windsor II Fund        1,657,088,241   (1,424,120)   1,272,047   1,656,936,168    531,890  1,656,404,278  1,656,936,168

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                Net change in
                                          Mortality and                                                           unrealized
                               Dividends   expense risk                     Net      Net realized Capital gain   appreciation
                                 from          and                       investment  gain (loss)  distributions (depreciation)
                                mutual    administrative Reimbursements    income         on       from mutual        of
Sub-accounts                     funds       charges      of expenses      (loss)    investments      funds      investments
------------                   ---------- -------------- -------------- -----------  ------------ ------------- --------------
American Beacon Holland Large
 Cap Growth Fund I             $       --  $  (768,243)    $  165,033   $  (603,210) $ 4,149,707   $ 6,662,809  $  (6,646,112)
Ariel Appreciation Fund         4,127,048   (5,170,715)     1,082,352        38,685   49,979,679    37,427,270   (116,938,796)
Ariel Fund                      2,894,869   (5,434,552)     1,158,085    (1,381,598)  38,333,656    57,058,040   (116,023,634)
AST Capital Appreciation
 Portfolio Class 3                     --       (1,974)            --        (1,974)      (5,097)       33,153        (29,541)
AST Government and Quality
 Bond Portfolio Class 3             2,478       (1,741)            --           737         (249)          704         (2,313)
Franklin Income Securities
 Fund                                  --       (2,160)            --        (2,160)         (75)           --         (8,245)
Invesco Balanced-Risk
 Commodity Strategy Fund R5            --   (2,502,474)            --    (2,502,474)  (6,043,524)           --    (40,164,147)
Invesco VI Comstock Fund
 Series II                          3,305       (1,375)            --         1,930       (3,430)          546        (13,439)
Invesco VI Growth and Income
 Fund Series II                     5,685       (1,540)            --         4,145      (10,068)       33,265        (40,311)
Lord Abbett Growth and Income
 Portfolio Class VC                   129          (38)            --            91           (1)          551           (419)
SAST Alliance Growth
 Portfolio Class 3                     --          (38)            --           (38)          --            --         (1,005)
SAST American Funds Asset
 Allocation Portfolio Class 3       1,180         (717)            --           463         (230)        6,492         (8,143)
SAST American Funds Global
 Growth Portfolio Class 3             734         (766)            --           (32)      (3,566)       12,763        (10,585)
SAST American Funds Growth
 Portfolio Class 3                  1,015         (827)            --           188       (2,075)        9,657         (5,283)
SAST American Funds
 Growth-Income Portfolio
 Class 3                              296         (373)            --           (77)      (1,081)        2,245           (898)
SAST Balanced Portfolio
 Class 3                               --          (62)            --           (62)          (3)           --           (914)
SAST Blue Chip Growth
 Portfolio Class 3                    125         (514)            --          (389)        (440)        1,187         (2,200)
SAST Capital Growth Portfolio
 Class 3                               --         (640)            --          (640)        (559)        3,578         (2,113)
SAST Cash Management
 Portfolio Class 3                     --         (320)            --          (320)          (1)           --            (91)
SAST Corporate Bond Portfolio
 Class 3                            9,944       (1,967)            --         7,977         (883)          835        (15,617)
SA Legg Mason BW Large Cap
 Value Class 3                        280         (862)            --          (582)      (2,153)       18,313        (19,868)
SAST Dogs of Wall Street
 Portfolio Class 3                  1,851         (785)            --         1,066       (1,518)        7,240         (5,962)
SAST Dynamic Allocation
 Portfolio Class 3                121,206      (75,256)            --        45,950         (853)       96,855       (741,531)
SAST Emerging Markets
 Portfolio Class 3                    680         (304)            --           376       (1,391)           --         (5,903)
SAST Equity Opportunities
 Portfolio Class 3                  1,532       (1,793)            --          (261)        (940)       18,150           (663)
SAST Foreign Value Portfolio
 Class 3                            1,541         (578)            --           963       (1,652)           --         (9,765)
SAST Global Bond Portfolio
 Class 3                               --         (714)            --          (714)         120           514         (1,055)
SAST Growth Opportunities
 Portfolio Class 3                     --          (72)            --           (72)          (9)        1,634         (1,842)
SAST Growth-Income Portfolio
 Class 3                            3,116       (1,422)            --         1,694       (2,227)        7,631        (11,252)
SAST High-Yield Bond
 Portfolio Class 3                  2,949         (416)            --         2,533         (829)           --         (6,916)
SAST International
 Diversified Equities
 Portfolio                          1,308         (531)            --           777       (1,230)           --         (6,120)
SAST Marsico Focused Growth
 Portfolio Class 3                     --         (555)            --          (555)      (1,001)        3,563         (4,629)
SAST MFS Massachusetts
 Investors Trust Portfolio          1,226       (1,476)            --          (250)      (2,159)        9,783        (13,792)
SAST MFS Total Return
 Portfolio Class 3                    224         (104)            --           120           (9)           --           (223)
SAST Mid-Cap Growth Portfolio
 Class 3                               --         (366)            --          (366)        (855)        4,046         (6,780)
SAST Protected Asset
 Allocation SAST Portfolio
 Class 3                               --      (19,195)            --       (19,195)      (2,229)           --        (12,201)
SAST Real Estate Portfolio
 Class 3                               96          (43)            --            53           (9)          594           (441)
SAST Small & Mid Cap Value
 Portfolio Class 3                    176         (415)            --          (239)      (2,219)        8,062        (11,446)
SAST Small Company Value
 Portfolio Class 3                     38         (402)            --          (364)        (968)        4,764         (7,315)
SAST SunAmerica Dynamic
 Strategy Portfolio Class 3        89,734      (71,624)            --        18,110         (918)       13,666       (574,705)
SAST Technology Portfolio
 Class 3                               --          (37)            --           (37)        (452)           --            (35)
SAST Telecom Utility
 Portfolio Class 3                     --           (1)            --            (1)          --            --             81
SAST Total Return Bond
 Portfolio Class 3                  4,480       (2,771)            --         1,709         (332)       11,406        (18,649)
SAST VCP Total Return
 Balanced Portfolio                    --      (13,385)            --       (13,385)        (397)          502        (73,464)
SAST VCP Value Portfolio            5,094      (17,001)            --       (11,907)      (2,747)           --        (89,042)
SST Allocation Balanced
 Portfolio Class 3                    778         (349)            --           429          (11)        4,006         (6,127)
SST Allocation Growth
 Portfolio Class 3                  2,785         (760)            --         2,025          (27)           --         (4,972)
SST Allocation Moderate
 Growth Portfolio Class 3           6,715       (3,161)            --         3,554         (181)       38,967        (63,745)
SST Allocation Moderate
 Portfolio Class 3                    450         (155)            --           295           (7)        2,395         (3,337)
SST Real Return Portfolio
 Class 3                            4,473         (694)            --         3,779          (99)           --         (5,505)
SunAmerica 2020 High
 Watermark Fund                   233,757     (109,048)            --       124,709      138,628            --       (240,016)
T Rowe Price Retirement 2015
 Fund                              30,892      (11,444)            --        19,448      (30,489)       54,061       (106,236)
T Rowe Price Retirement 2020
 Fund                             103,600      (27,474)            --        76,126       (7,079)      186,157       (420,847)
T Rowe Price Retirement 2025
 Fund                              67,436      (17,756)            --        49,680       (4,514)      136,339       (288,777)
T Rowe Price Retirement 2030
 Fund                              65,071      (20,229)            --        44,842        3,536       172,123       (355,085)
T Rowe Price Retirement 2035
 Fund                              36,840      (12,378)            --        24,462        2,461       117,889       (231,031)
T Rowe Price Retirement 2040
 Fund                              39,127      (11,901)            --        27,226        3,223       150,713       (239,055)
T Rowe Price Retirement 2045
 Fund                              19,097       (6,739)            --        12,358      (15,091)       72,455       (119,514)
T Rowe Price Retirement 2050
 Fund                              11,496       (4,651)            --         6,845      (13,284)       38,702        (78,164)
T Rowe Price Retirement 2055
 Fund                               5,670       (2,464)            --         3,206         (624)       16,820        (32,991)
T Rowe Price Retirement 2060
 Fund                               4,039       (1,385)            --         2,654      (22,310)        2,693         (2,765)

                                 Increase
                               (decrease) in
                                net assets
                                 resulting
                                   from
Sub-accounts                    operations
------------                   -------------
American Beacon Holland Large
 Cap Growth Fund I             $  3,563,194
Ariel Appreciation Fund         (29,493,162)
Ariel Fund                      (22,013,536)
AST Capital Appreciation
 Portfolio Class 3                   (3,459)
AST Government and Quality
 Bond Portfolio Class 3              (1,121)
Franklin Income Securities
 Fund                               (10,480)
Invesco Balanced-Risk
 Commodity Strategy Fund R5     (48,710,145)
Invesco VI Comstock Fund
 Series II                          (14,393)
Invesco VI Growth and Income
 Fund Series II                     (12,969)
Lord Abbett Growth and Income
 Portfolio Class VC                     222
SAST Alliance Growth
 Portfolio Class 3                   (1,043)
SAST American Funds Asset
 Allocation Portfolio Class 3        (1,418)
SAST American Funds Global
 Growth Portfolio Class 3            (1,420)
SAST American Funds Growth
 Portfolio Class 3                    2,487
SAST American Funds
 Growth-Income Portfolio
 Class 3                                189
SAST Balanced Portfolio
 Class 3                               (979)
SAST Blue Chip Growth
 Portfolio Class 3                   (1,842)
SAST Capital Growth Portfolio
 Class 3                                266
SAST Cash Management
 Portfolio Class 3                     (412)
SAST Corporate Bond Portfolio
 Class 3                             (7,688)
SA Legg Mason BW Large Cap
 Value Class 3                       (4,290)
SAST Dogs of Wall Street
 Portfolio Class 3                      826
SAST Dynamic Allocation
 Portfolio Class 3                 (599,579)
SAST Emerging Markets
 Portfolio Class 3                   (6,918)
SAST Equity Opportunities
 Portfolio Class 3                   16,286
SAST Foreign Value Portfolio
 Class 3                            (10,454)
SAST Global Bond Portfolio
 Class 3                             (1,135)
SAST Growth Opportunities
 Portfolio Class 3                     (289)
SAST Growth-Income Portfolio
 Class 3                             (4,154)
SAST High-Yield Bond
 Portfolio Class 3                   (5,212)
SAST International
 Diversified Equities
 Portfolio                           (6,573)
SAST Marsico Focused Growth
 Portfolio Class 3                   (2,622)
SAST MFS Massachusetts
 Investors Trust Portfolio           (6,418)
SAST MFS Total Return
 Portfolio Class 3                     (112)
SAST Mid-Cap Growth Portfolio
 Class 3                             (3,955)
SAST Protected Asset
 Allocation SAST Portfolio
 Class 3                            (33,625)
SAST Real Estate Portfolio
 Class 3                                197
SAST Small & Mid Cap Value
 Portfolio Class 3                   (5,842)
SAST Small Company Value
 Portfolio Class 3                   (3,883)
SAST SunAmerica Dynamic
 Strategy Portfolio Class 3        (543,847)
SAST Technology Portfolio
 Class 3                               (524)
SAST Telecom Utility
 Portfolio Class 3                       80
SAST Total Return Bond
 Portfolio Class 3                   (5,866)
SAST VCP Total Return
 Balanced Portfolio                 (86,744)
SAST VCP Value Portfolio           (103,696)
SST Allocation Balanced
 Portfolio Class 3                   (1,703)
SST Allocation Growth
 Portfolio Class 3                   (2,974)
SST Allocation Moderate
 Growth Portfolio Class 3           (21,405)
SST Allocation Moderate
 Portfolio Class 3                     (654)
SST Real Return Portfolio
 Class 3                             (1,825)
SunAmerica 2020 High
 Watermark Fund                      23,321
T Rowe Price Retirement 2015
 Fund                               (63,216)
T Rowe Price Retirement 2020
 Fund                              (165,643)
T Rowe Price Retirement 2025
 Fund                              (107,272)
T Rowe Price Retirement 2030
 Fund                              (134,584)
T Rowe Price Retirement 2035
 Fund                               (86,219)
T Rowe Price Retirement 2040
 Fund                               (57,893)
T Rowe Price Retirement 2045
 Fund                               (49,792)
T Rowe Price Retirement 2050
 Fund                               (45,901)
T Rowe Price Retirement 2055
 Fund                               (13,589)
T Rowe Price Retirement 2060
 Fund                               (19,728)

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                  Net change in
                                           Mortality and                                                            unrealized
                                Dividends   expense risk                     Net      Net realized  Capital gain   appreciation
                                  from          and                       investment  gain (loss)   distributions (depreciation)
                                 mutual    administrative Reimbursements    income         on        from mutual        of
Sub-accounts                      funds       charges      of expenses      (loss)    investments       funds      investments
------------                   ----------- -------------- -------------- -----------  ------------  ------------- --------------
VALIC Co. I Asset Allocation
 Fund                          $ 3,608,630  $ (1,696,832)   $       --   $ 1,911,798  $  3,811,329  $ 10,527,957  $ (18,499,201)
VALIC Co. I Blue Chip Growth
 Fund                                   --    (5,567,851)           --    (5,567,851)   25,697,399    51,262,709    (17,800,225)
VALIC Co. I Broad Cap Value
 Income Fund                       833,847      (481,004)           --       352,843     3,990,173     1,544,379     (6,767,955)
VALIC Co. I Capital
 Conservation Fund               3,417,885    (1,617,167)           --     1,800,718     1,231,223            --     (4,230,513)
VALIC Co. I Core Equity Fund     2,460,948    (2,462,961)           --        (2,013)   17,333,667            --    (24,146,103)
VALIC Co. I Dividend Value
 Fund                           12,841,824    (5,755,065)           --     7,086,759    55,452,192    39,041,697   (108,933,557)
VALIC Co. I Dynamic
 Allocation Fund                        --    (2,749,394)           --    (2,749,394)    2,291,321            --    (14,400,057)
VALIC Co. I Emerging
 Economies Fund                 12,933,124    (5,471,298)           --     7,461,826    11,623,317            --   (107,532,624)
VALIC Co. I Foreign Value Fund  22,917,266    (8,036,775)           --    14,880,491    27,609,717            --   (105,274,526)
VALIC Co. I Global Real
 Estate Fund                    10,408,207    (3,934,273)           --     6,473,934    15,485,855    10,493,453    (36,379,545)
VALIC Co. I Global Social
 Awareness Fund                  8,156,084    (3,587,908)           --     4,568,176    27,412,862            --    (34,986,568)
VALIC Co. I Global Strategy
 Fund                           13,495,609    (4,646,800)           --     8,848,809    12,983,423    15,821,652    (64,880,406)
VALIC Co. I Government
 Securities Fund                 2,495,469    (1,029,143)           --     1,466,326       146,970            --     (1,723,826)
VALIC Co. I Growth & Income
 Fund                            1,070,810    (1,071,041)           --          (231)    6,053,796            --     (7,195,457)
VALIC Co. I Growth Fund          5,906,799    (9,380,538)           --    (3,473,739)   63,683,389   110,663,368   (150,508,745)
VALIC Co. I Health Sciences
 Fund                                   --    (8,555,937)           --    (8,555,937)   23,457,831   105,211,129    (35,909,487)
VALIC Co. I Inflation
 Protected Fund                  8,510,455    (4,278,552)           --     4,231,903     7,682,766       847,131    (30,157,547)
VALIC Co. I International
 Equities Index Fund            31,716,243    (8,780,241)           --    22,936,002    47,612,545            --    (90,424,129)
VALIC Co. I International
 Government Bond Fund            4,172,576    (1,552,573)           --     2,620,003    (4,181,697)      445,297     (5,856,702)
VALIC Co. I International
 Growth Fund                     7,492,288    (4,566,734)           --     2,925,554    29,125,585     3,322,272    (39,570,797)
VALIC Co. I Large Cap Core
 Fund                            1,745,236    (1,556,976)           --       188,260    10,498,403    24,579,298    (31,615,999)
VALIC Co. I Large Capital
 Growth Fund                     2,214,623    (3,811,238)           --    (1,596,615)   15,030,674    71,093,272    (87,883,368)
VALIC Co. I Mid Cap Index Fund  31,770,840   (29,722,666)           --     2,048,174   157,514,199   173,202,309   (433,385,402)
VALIC Co. I Mid Cap Strategic
 Growth Fund                            --    (2,475,582)           --    (2,475,582)   21,459,298    38,376,225    (65,576,678)
VALIC Co. I Money Market I
 Fund                               32,457    (3,072,531)           --    (3,040,074)           --            --             --
VALIC Co. I Nasdaq-100 Index
 Fund                            2,470,182    (2,667,738)           --      (197,556)   12,966,838     2,969,410      5,495,966
VALIC Co. I Science &
 Technology Fund                        --    (8,899,897)           --    (8,899,897)   61,454,342    95,878,690    (85,700,551)
VALIC Co. I Small Cap
 Aggressive Growth Fund                 --    (1,104,118)           --    (1,104,118)    4,789,490    22,125,679    (26,401,769)
VALIC Co. I Small Cap Fund              --    (3,277,460)           --    (3,277,460)   25,742,971    53,006,575    (93,632,225)
VALIC Co. I Small Cap Index
 Fund                           10,854,892    (9,687,891)           --     1,167,001    78,835,894    55,921,291   (188,166,067)
VALIC Co. I Small Cap Special
 Values Fund                     2,057,855    (1,992,115)           --        65,740    15,770,860    16,341,316    (42,592,990)
VALIC Co. I Small Mid Growth
 Fund                                   --    (1,203,328)           --    (1,203,328)    7,412,354    27,361,029    (35,241,086)
VALIC Co. I Stock Index Fund    67,339,107   (38,883,131)           --    28,455,976   216,295,785   151,509,894   (390,410,486)
VALIC Co. I Value Fund           1,485,792      (934,054)           --       551,738     7,250,076            --    (11,797,452)
VALIC Co. II Aggressive
 Growth Lifestyle Fund           8,383,526    (5,105,938)    1,315,686     4,593,274    14,972,290    37,795,753    (65,614,192)
VALIC Co. II Capital
 Appreciation Fund                 130,988      (390,459)      101,171      (158,300)    3,972,526            --     (1,793,478)
VALIC Co. II Conservative
 Growth Lifestyle Fund           7,237,648    (3,232,436)      822,148     4,827,360     4,333,467    14,559,242    (30,505,695)
VALIC Co. II Core Bond Fund     16,142,480    (7,758,434)    1,998,806    10,382,852     1,890,603            --    (21,669,904)
VALIC Co. II High Yield Bond
 Fund                           16,557,431    (3,469,656)      884,435    13,972,210     8,970,044            --    (39,944,300)
VALIC Co. II International
 Opportunities Fund              7,370,676    (5,664,457)    1,461,572     3,167,791    22,003,132            --     18,360,482
VALIC Co. II Large Cap Value
 Fund                            2,507,491    (1,804,372)      463,299     1,166,418    11,552,631            --    (19,181,678)
VALIC Co. II Mid Cap Growth
 Fund                                   --    (1,300,629)      333,212      (967,417)    7,652,053    19,505,006    (28,658,393)
VALIC Co. II Mid Cap Value
 Fund                            1,758,921    (8,236,004)    2,156,022    (4,321,061)   43,670,463    84,703,647   (143,229,008)
VALIC Co. II Moderate Growth
 Lifestyle Fund                 14,632,312    (7,937,970)    2,031,923     8,726,265    15,916,403    46,004,251    (84,298,061)
VALIC Co. II Money Market II
 Fund                               15,865    (1,503,651)      392,962    (1,094,824)           (1)           --              1
VALIC Co. II Small Cap Growth
 Fund                                   --      (844,252)      219,459      (624,793)    2,551,231     9,489,334    (13,118,410)
VALIC Co. II Small Cap Value
 Fund                            2,930,214    (4,689,922)    1,222,315      (537,393)   50,361,086    64,706,200   (148,437,088)
VALIC Co. II Socially
 Responsible Fund                8,096,840    (7,071,149)    1,833,731     2,859,422    21,766,367            --    (22,178,422)
VALIC Co. II Strategic Bond
 Fund                           21,451,902    (5,834,553)    1,495,442    17,112,791    10,344,323     5,446,655    (48,177,390)
Vanguard LifeStrategy
 Conservative Growth Fund        1,805,443    (1,045,564)           --       759,879     2,275,524       833,106     (5,087,430)
Vanguard LifeStrategy Growth
 Fund                            4,401,309    (2,613,577)           --     1,787,732     7,896,883     4,651,085    (19,317,371)
Vanguard LifeStrategy
 Moderate Growth Fund            4,744,710    (2,797,553)           --     1,947,157     7,622,301     3,657,097    (17,332,441)
Vanguard Long-Term
 Investment-Grade Fund          13,057,629    (3,709,133)      758,098    10,106,594     3,306,216     4,683,747    (29,209,634)
Vanguard Long-Term Treasury
 Fund                            6,950,830    (3,031,373)      629,358     4,548,815     2,539,932     6,161,628    (19,530,896)
Vanguard Wellington Fund        46,048,453   (21,545,552)           --    24,502,901    46,661,295    62,926,768   (154,742,332)
Vanguard Windsor II Fund        38,215,220   (21,281,080)           --    16,934,140    76,541,969    86,651,691   (256,859,923)

                                 Increase
                               (decrease) in
                                net assets
                                 resulting
                                   from
Sub-accounts                    operations
------------                   -------------
VALIC Co. I Asset Allocation
 Fund                          $  (2,248,117)
VALIC Co. I Blue Chip Growth
 Fund                             53,592,032
VALIC Co. I Broad Cap Value
 Income Fund                        (880,560)
VALIC Co. I Capital
 Conservation Fund                (1,198,572)
VALIC Co. I Core Equity Fund      (6,814,449)
VALIC Co. I Dividend Value
 Fund                             (7,352,909)
VALIC Co. I Dynamic
 Allocation Fund                 (14,858,130)
VALIC Co. I Emerging
 Economies Fund                  (88,447,481)
VALIC Co. I Foreign Value Fund   (62,784,318)
VALIC Co. I Global Real
 Estate Fund                      (3,926,303)
VALIC Co. I Global Social
 Awareness Fund                   (3,005,530)
VALIC Co. I Global Strategy
 Fund                            (27,226,522)
VALIC Co. I Government
 Securities Fund                    (110,530)
VALIC Co. I Growth & Income
 Fund                             (1,141,892)
VALIC Co. I Growth Fund           20,364,273
VALIC Co. I Health Sciences
 Fund                             84,203,536
VALIC Co. I Inflation
 Protected Fund                  (17,395,747)
VALIC Co. I International
 Equities Index Fund             (19,875,582)
VALIC Co. I International
 Government Bond Fund             (6,973,099)
VALIC Co. I International
 Growth Fund                      (4,197,386)
VALIC Co. I Large Cap Core
 Fund                              3,649,962
VALIC Co. I Large Capital
 Growth Fund                      (3,356,037)
VALIC Co. I Mid Cap Index Fund  (100,620,720)
VALIC Co. I Mid Cap Strategic
 Growth Fund                      (8,216,737)
VALIC Co. I Money Market I
 Fund                             (3,040,074)
VALIC Co. I Nasdaq-100 Index
 Fund                             21,234,658
VALIC Co. I Science &
 Technology Fund                  62,732,584
VALIC Co. I Small Cap
 Aggressive Growth Fund             (590,718)
VALIC Co. I Small Cap Fund       (18,160,139)
VALIC Co. I Small Cap Index
 Fund                            (52,241,881)
VALIC Co. I Small Cap Special
 Values Fund                     (10,415,074)
VALIC Co. I Small Mid Growth
 Fund                             (1,671,031)
VALIC Co. I Stock Index Fund       5,851,169
VALIC Co. I Value Fund            (3,995,638)
VALIC Co. II Aggressive
 Growth Lifestyle Fund            (8,252,875)
VALIC Co. II Capital
 Appreciation Fund                 2,020,748
VALIC Co. II Conservative
 Growth Lifestyle Fund            (6,785,626)
VALIC Co. II Core Bond Fund       (9,396,449)
VALIC Co. II High Yield Bond
 Fund                            (17,002,046)
VALIC Co. II International
 Opportunities Fund               43,531,405
VALIC Co. II Large Cap Value
 Fund                             (6,462,629)
VALIC Co. II Mid Cap Growth
 Fund                             (2,468,751)
VALIC Co. II Mid Cap Value
 Fund                            (19,175,959)
VALIC Co. II Moderate Growth
 Lifestyle Fund                  (13,651,142)
VALIC Co. II Money Market II
 Fund                             (1,094,824)
VALIC Co. II Small Cap Growth
 Fund                             (1,702,638)
VALIC Co. II Small Cap Value
 Fund                            (33,907,195)
VALIC Co. II Socially
 Responsible Fund                  2,447,367
VALIC Co. II Strategic Bond
 Fund                            (15,273,621)
Vanguard LifeStrategy
 Conservative Growth Fund         (1,218,921)
Vanguard LifeStrategy Growth
 Fund                             (4,981,671)
Vanguard LifeStrategy
 Moderate Growth Fund             (4,105,886)
Vanguard Long-Term
 Investment-Grade Fund           (11,113,077)
Vanguard Long-Term Treasury
 Fund                             (6,280,521)
Vanguard Wellington Fund         (20,651,368)
Vanguard Windsor II Fund         (76,732,123)

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2015

                                                                   Net Asset    Value of
                                                                     Value   Shares at Fair Cost of Shares
Sub-accounts                                              Shares   Per Share     Value           Held      Level /(1)/
------------                                            ---------- --------- -------------- -------------- ----------
American Beacon Holland Large Cap Growth Fund I          2,631,406  $24.38    $ 64,153,683   $ 57,079,049      1
Ariel Appreciation Fund                                  8,310,157   45.08     374,621,879    340,589,005      1
Ariel Fund                                               7,054,924   59.43     419,274,106    293,075,592      1
AST Capital Appreciation Portfolio Class 3                  10,308   40.67         419,241        448,781      1
AST Government and Quality Bond Portfolio Class 3           21,551   14.93         321,685        323,998      1
Franklin Income Securities Fund                             33,117   14.20         470,259        478,504      1
Invesco Balanced-Risk Commodity Strategy Fund R5        39,373,388    6.24     245,689,941    368,924,360      1
Invesco VI Comstock Fund Series II                          15,151   17.51         265,303        278,742      1
Invesco VI Growth and Income Fund Series II                 15,042   19.57         294,368        334,680      1
Lord Abbett Growth and Income Portfolio Class VC               315   32.21          10,147         10,567      1
SAST Alliance Growth Portfolio Class 3                       1,773   40.01          70,932         71,937      1
SAST American Funds Asset Allocation Portfolio Class 3       6,880   13.05          89,751         97,893      1
SAST American Funds Global Growth Portfolio Class 3         12,486   13.29         165,932        176,517      1
SAST American Funds Growth Portfolio Class 3                13,291   14.43         191,834        197,118      1
SAST American Funds Growth-Income Portfolio Class 3          6,949   13.63          94,720         95,618      1
SAST Balanced Portfolio Class 3                              5,961   18.77         111,895        112,809      1
SAST Blue Chip Growth Portfolio Class 3                     10,584   10.27         108,678        110,878      1
SAST Capital Growth Portfolio Class 3                        9,543   13.25         126,402        128,515      1
SAST Cash Management Portfolio Class 3                       4,952   10.34          51,222         51,313      1
SAST Corporate Bond Portfolio Class 3                       26,624   12.73         339,016        354,633      1
SA Legg Mason BW Large Cap Value Class 3                     7,305   23.24         169,776        189,645      1
SAST Dogs of Wall Street Portfolio Class 3                  14,018   12.36         173,246        179,208      1
SAST Dynamic Allocation Portfolio Class 3                1,788,597   11.87      21,227,835     21,969,373      1
SAST Emerging Markets Portfolio Class 3                      9,143    6.04          55,196         61,098      1
SAST Equity Opportunities Portfolio Class 3                 24,843   18.66         463,457        464,120      1
SAST Foreign Value Portfolio Class 3                         7,397   14.62         108,148        117,913      1
SAST Global Bond Portfolio Class 3                          13,937   10.53         146,688        147,744      1
SAST Growth Opportunities Portfolio Class 3                  2,740    7.56          20,723         22,564      1
SAST Growth-Income Portfolio Class 3                         9,356   29.68         277,641        288,893      1
SAST High-Yield Bond Portfolio Class 3                      16,310    5.17          84,312         91,227      1
SAST International Diversified Equities Portfolio           11,102    9.07         100,711        106,831      1
SAST Marsico Focused Growth Portfolio Class 3                8,849   12.25         108,366        112,994      1
SAST MFS Massachusetts Investors Trust Portfolio            13,986   20.58         287,880        301,673      1
SAST MFS Total Return Portfolio Class 3                      3,001   18.72          56,180         56,403      1
SAST Mid-Cap Growth Portfolio Class 3                        3,303   16.36          54,015         60,796      1
SAST Protected Asset Allocation SAST Portfolio Class 3     417,676   12.22       5,105,812      5,118,014      1
SAST Real Estate Portfolio Class 3                             830   14.81          12,294         12,735      1
SAST Small & Mid Cap Value Portfolio Class 3                 4,851   15.82          76,754         88,199      1
SAST Small Company Value Portfolio Class 3                   3,731   21.10          78,711         86,026      1
SAST SunAmerica Dynamic Strategy Portfolio Class 3       1,579,481   11.90      18,800,015     19,374,729      1
SAST Technology Portfolio Class 3                            5,672    4.87          27,645         27,680      1
SAST Telecom Utility Portfolio Class 3                         122   12.96           1,580          1,499      1
SAST Total Return Bond Portfolio Class 3                    67,804    8.62         584,142        602,792      1
SAST VCP Total Return Balanced Portfolio                   356,955   10.42       3,718,548      3,792,013      1
SAST VCP Value Portfolio                                   386,517   11.42       4,413,176      4,502,219      1
SST Allocation Balanced Portfolio Class 3                    5,271   11.06          58,297         64,423      1
SST Allocation Growth Portfolio Class 3                     15,474   12.53         193,914        198,885      1
SST Allocation Moderate Growth Portfolio Class 3            40,508   11.96         484,576        548,320      1
SST Allocation Moderate Portfolio Class 3                    2,997   11.49          34,448         37,787      1
SST Real Return Portfolio Class 3                           14,196    9.28         131,683        137,189      1
SunAmerica 2020 High Watermark Fund                        904,011    8.86       8,009,536      8,561,807      1
T Rowe Price Retirement 2015 Fund                          145,603   13.64       1,986,020      2,092,255      1
T Rowe Price Retirement 2020 Fund                          341,852   19.56       6,686,624      7,107,470      1
T Rowe Price Retirement 2025 Fund                          330,032   14.88       4,910,881      5,199,658      1
T Rowe Price Retirement 2030 Fund                          227,866   21.65       4,933,291      5,288,375      1
T Rowe Price Retirement 2035 Fund                          203,997   15.73       3,208,880      3,439,911      1
T Rowe Price Retirement 2040 Fund                          157,659   22.41       3,533,149      3,772,203      1
T Rowe Price Retirement 2045 Fund                          127,934   15.08       1,929,251      2,048,764      1
T Rowe Price Retirement 2050 Fund                           83,881   12.64       1,060,251      1,138,415      1
T Rowe Price Retirement 2055 Fund                           42,382   12.64         535,706        568,696      1
T Rowe Price Retirement 2060 Fund                           45,428    9.65         438,378        441,142      1

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED
DECEMBER 31, 2015

                                                             Net Asset    Value of
                                                               Value   Shares at Fair Cost of Shares
Sub-accounts                                       Shares    Per Share     Value           Held      Level /(1)/
------------                                     ----------- --------- -------------- -------------- ----------
VALIC Co. I Asset Allocation Fund                 13,942,167  $11.82   $  164,796,419 $  153,929,948     1
VALIC Co. I Blue Chip Growth Fund                 31,966,003   18.60      594,567,664    313,263,242     1
VALIC Co. I Broad Cap Value Income Fund            3,049,168   15.05       45,889,980     38,475,789     1
VALIC Co. I Capital Conservation Fund             16,587,543    9.85      163,387,299    164,109,421     1
VALIC Co. I Core Equity Fund                      12,147,932   19.44      236,155,805    117,171,373     1
VALIC Co. I Dividend Value Fund                   40,708,861   12.86      523,515,957    458,328,069     1
VALIC Co. I Dynamic Allocation Fund               22,221,586   11.28      250,659,487    249,766,464     1
VALIC Co. I Emerging Economies Fund               79,780,814    6.29      501,821,319    610,899,867     1
VALIC Co. I Foreign Value Fund                    83,025,008    8.85      734,771,317    621,165,384     1
VALIC Co. I Global Real Estate Fund               43,252,140    8.41      363,750,494    354,019,661     1
VALIC Co. I Global Social Awareness Fund          16,822,639   20.92      351,929,610    245,508,451     1
VALIC Co. I Global Strategy Fund                  36,242,220   12.34      447,228,997    392,334,073     1
VALIC Co. I Government Securities Fund             9,486,066   10.80      102,449,517    102,673,771     1
VALIC Co. I Growth & Income Fund                   5,591,754   19.12      106,914,336     62,140,499     1
VALIC Co. I Growth Fund                           59,992,856   16.21      972,484,202    619,453,101     1
VALIC Co. I Health Sciences Fund                  35,758,993   25.40      908,278,425    555,083,310     1
VALIC Co. I Inflation Protected Fund              41,343,344   10.56      436,585,715    453,179,321     1
VALIC Co. I International Equities Index Fund    134,240,243    6.45      865,849,564    842,120,491     1
VALIC Co. I International Government Bond Fund    13,359,199   11.04      147,485,555    164,174,203     1
VALIC Co. I International Growth Fund             34,271,865   13.00      445,534,239    332,859,749     1
VALIC Co. I Large Cap Core Fund                   11,432,070   13.53      154,675,909    131,437,387     1
VALIC Co. I Large Capital Growth Fund             30,826,660   12.34      380,400,978    297,002,174     1
VALIC Co. I Mid Cap Index Fund                   107,628,504   26.37    2,838,163,642  1,832,508,333     1
VALIC Co. I Mid Cap Strategic Growth Fund         16,527,389   14.29      236,176,392    164,295,262     1
VALIC Co. I Money Market I Fund                  321,367,937    1.00      321,367,936    321,367,936     1
VALIC Co. I Nasdaq-100 Index Fund                 27,259,783   10.60      288,953,700    180,410,869     1
VALIC Co. I Science & Technology Fund             35,030,820   26.69      934,972,590    397,075,869     1
VALIC Co. I Small Cap Aggressive Growth Fund       8,648,662   13.34      115,373,145    112,123,451     1
VALIC Co. I Small Cap Fund                        23,332,640   12.98      302,857,664    188,567,582     1
VALIC Co. I Small Cap Index Fund                  47,005,816   19.51      917,083,475    567,275,455     1
VALIC Co. I Small Cap Special Values Fund         14,954,795   12.79      191,271,822    108,336,992     1
VALIC Co. I Small Mid Growth Fund                  9,554,342   12.60      120,384,704     93,348,090     1
VALIC Co. I Stock Index Fund                     107,711,055   35.88    3,864,672,652  2,400,398,772     1
VALIC Co. I Value Fund                             6,220,448   14.53       90,383,111     54,716,306     1
VALIC Co. II Aggressive Growth Lifestyle Fund     47,480,201   10.73      509,462,561    441,418,410     1
VALIC Co. II Capital Appreciation Fund             2,316,498   17.16       39,751,105     24,046,498     1
VALIC Co. II Conservative Growth Lifestyle Fund   26,630,986   11.86      315,843,499    322,886,003     1
VALIC Co. II Core Bond Fund                       85,613,443   10.88      931,474,257    937,967,351     1
VALIC Co. II High Yield Bond Fund                 50,277,224    7.12      357,973,834    378,152,618     1
VALIC Co. II International Opportunities Fund     38,318,543   15.58      597,002,902    431,390,220     1
VALIC Co. II Large Cap Value Fund                 10,139,128   17.29      175,305,531    103,552,093     1
VALIC Co. II Mid Cap Growth Fund                  14,951,349    8.67      129,628,199    122,239,547     1
VALIC Co. II Mid Cap Value Fund                   37,595,411   22.15      832,738,363    597,145,728     1
VALIC Co. II Moderate Growth Lifestyle Fund       56,296,446   14.11      794,342,847    727,496,291     1
VALIC Co. II Money Market II Fund                169,420,567    1.00      169,420,562    169,420,561     1
VALIC Co. II Small Cap Growth Fund                 5,450,230   15.02       81,862,462     80,588,721     1
VALIC Co. II Small Cap Value Fund                 30,793,122   13.84      426,176,811    371,985,893     1
VALIC Co. II Socially Responsible Fund            37,685,240   19.38      730,339,951    369,471,235     1
VALIC Co. II Strategic Bond Fund                  52,090,424   10.79      562,055,672    559,273,656     1
Vanguard LifeStrategy Conservative Growth Fund     4,648,524   17.84       82,929,678     80,533,524     1
Vanguard LifeStrategy Growth Fund                  7,539,421   27.26      205,524,623    155,045,950     1
Vanguard LifeStrategy Moderate Growth Fund         9,590,798   23.06      221,163,801    181,939,044     1
Vanguard Long-Term Investment-Grade Fund          23,623,329    9.90      233,870,957    249,941,871     1
Vanguard Long-Term Treasury Fund                  19,261,893   12.19      234,802,473    240,314,603     1
Vanguard Wellington Fund                          47,299,515   36.79    1,740,149,175  1,354,738,568     1
Vanguard Windsor II Fund                          49,465,321   33.50    1,657,088,241  1,143,173,010     1

(1) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                         Sub-accounts
                                 -------------------------------------------------------------------------------------------
                                  American                                                   AST                   Invesco
                                   Beacon                                                Government               Balanced-
                                   Holland                                  AST Capital  and Quality  Franklin      Risk
                                  Large Cap       Ariel                     Appreciation    Bond       Income     Commodity
                                   Growth      Appreciation                  Portfolio    Portfolio  Securities   Strategy
                                   Fund I          Fund        Ariel Fund     Class 3      Class 3      Fund       Fund R5
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                       $  (603,210) $      38,685  $  (1,381,598)   $ (1,974)   $    737    $ (2,160) $ (2,502,474)
   Net realized gain (loss)        4,149,707     49,979,679     38,333,656      (5,097)       (249)        (75)   (6,043,524)
   Capital gain distribution
    from mutual funds              6,662,809     37,427,270     57,058,040      33,153         704          --            --
   Change in net unrealized
    appreciation
    (depreciation) of
    investments                   (6,646,112)  (116,938,796)  (116,023,634)    (29,541)     (2,313)     (8,245)  (40,164,147)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
     Increase (decrease) in
       net assets resulting
       from operations             3,563,194    (29,493,162)   (22,013,536)     (3,459)     (1,121)    (10,480)  (48,710,145)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received From
    Contract Owners                1,849,029     21,559,738     16,665,283     421,846     320,561     398,018    19,777,247
   Surrenders Of Accumulation
    Units By Terminations And
    Withdrawals,                  (6,091,872)   (35,475,950)   (39,649,691)       (699)     (1,385)     (3,625)  (23,825,383)
   Annuity Benefit Payments           (1,293)       (13,871)       (15,359)         --          --          --        (3,313)
   Transfers Between
    Subaccounts (including
    fixed account), Net           (2,360,742)   (51,149,676)   (18,446,960)      1,553       3,630      86,346    46,902,512
   Contract Maintenance Charge        (3,702)       (40,394)       (49,392)         --          --          --       (41,430)
   Adjustments to Net Assets
    Allocated to Contracts in
    Payout Period                         65        (17,454)         2,561          --          --          --           (63)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
     Increase (decrease) in
       net assets resulting
       from principal
       transactions               (6,608,515)   (65,137,607)   (41,493,558)    422,700     322,806     480,739    42,809,570
                                 -----------  -------------  -------------    --------    --------    --------  ------------
Increase (decrease) in net
 assets                           (3,045,321)   (94,630,769)   (63,507,094)    419,241     321,685     470,259    (5,900,575)
Net assets at beginning of
 period                           67,190,756    469,227,308    482,737,843          --          --          --   251,572,844
                                 -----------  -------------  -------------    --------    --------    --------  ------------
Net assets at end of period      $64,145,435  $ 374,596,539  $ 419,230,749    $419,241    $321,685    $470,259  $245,672,269
                                 ===========  =============  =============    ========    ========    ========  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                       $  (643,411) $    (944,201) $  (1,647,829)   $     --    $     --    $     --  $ (2,468,960)
   Net realized gain (loss)        4,632,685     28,143,785     39,930,548          --          --          --    (4,570,933)
   Capital gain distribution
    from mutual funds              6,338,534     47,970,768     56,186,831          --          --          --            --
   Change in net unrealized
    appreciation
    (depreciation) of
    investments                   (6,298,280)   (44,016,385)   (50,272,170)         --          --          --   (39,879,947)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
     Increase (decrease) in
       net assets resulting
       from operations             4,029,528     31,153,967     44,197,380          --          --          --   (46,919,840)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received From
    Contract Owners                2,623,965     29,566,537     16,570,205          --          --          --    20,797,353
   Surrenders Of Accumulation
    Units By Terminations And
    Withdrawals,                  (4,906,053)   (34,314,753)   (38,305,075)         --          --          --   (22,061,612)
   Annuity Benefit Payments           (1,252)       (13,731)       (14,659)         --          --          --        (4,655)
   Transfers Between
    Subaccounts (including
    fixed account), Net           (6,898,164)   (10,795,411)   (15,856,579)         --          --          --    56,997,137
   Contract Maintenance Charge        (3,951)       (42,960)       (51,963)         --          --          --       (41,467)
   Adjustments to Net Assets
    Allocated to Contracts in
    Payout Period                         52            432          2,422          --          --          --        (1,789)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
     Increase (decrease) in
       net assets resulting
       from principal
       transactions               (9,185,403)   (15,599,886)   (37,655,649)         --          --          --    55,684,967
                                 -----------  -------------  -------------    --------    --------    --------  ------------
Increase (decrease) in net
 assets                           (5,155,875)    15,554,081      6,541,731          --          --          --     8,765,127
Net assets at beginning of
 period                           72,346,631    453,673,227    476,196,112          --          --          --   242,807,717
                                 -----------  -------------  -------------    --------    --------    --------  ------------
Net assets at end of period      $67,190,756  $ 469,227,308  $ 482,737,843    $     --    $     --    $     --  $251,572,844
                                 ===========  =============  =============    ========    ========    ========  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                        Sub-accounts
                                           ---------------------------------------------------------------------
                                                                 Lord
                                                                Abbett                SAST      SAST
                                                      Invesco   Growth              American  American    SAST
                                            Invesco  VI Growth    and      SAST      Funds      Funds   American
                                              VI        and     Income   Alliance    Asset     Global     Funds
                                           Comstock   Income   Portfolio  Growth   Allocation  Growth    Growth
                                             Fund      Fund      Class   Portfolio Portfolio  Portfolio Portfolio
                                           Series II Series II    VC      Class 3   Class 3    Class 3   Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  1,930  $  4,145   $    91   $   (38)  $   463   $    (32) $    188
   Net realized gain (loss)                  (3,430)  (10,068)       (1)       --      (230)    (3,566)   (2,075)
   Capital gain distribution from
    mutual funds                                546    33,265       551        --     6,492     12,763     9,657
   Change in net unrealized
    appreciation (depreciation) of
    investments                             (13,439)  (40,311)     (419)   (1,005)   (8,143)   (10,585)   (5,283)
                                           --------  --------   -------   -------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from operations            (14,393)  (12,969)      222    (1,043)   (1,418)    (1,420)    2,487
                                           --------  --------   -------   -------   -------   --------  --------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  275,593   302,974     9,978    71,855    87,058    165,781   189,013
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,            (1,169)   (1,354)       --        --        --       (519)     (352)
   Annuity Benefit Payments                      --        --        --        --        --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net            5,272     5,717       (53)      120     4,111      2,090       686
   Contract Maintenance Charge                   --        --        --        --        --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         279,696   307,337     9,925    71,975    91,169    167,352   189,347
                                           --------  --------   -------   -------   -------   --------  --------
Increase (decrease) in net assets           265,303   294,368    10,147    70,932    89,751    165,932   191,834
Net assets at beginning of period                --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
Net assets at end of period                $265,303  $294,368   $10,147   $70,932   $89,751   $165,932  $191,834
                                           ========  ========   =======   =======   =======   ========  ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --  $     --   $    --   $    --   $    --   $     --  $     --
   Net realized gain (loss)                      --        --        --        --        --         --        --
   Capital gain distribution from
    mutual funds                                 --        --        --        --        --         --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from operations                 --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --        --        --        --        --         --        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --        --        --        --        --         --        --
   Annuity Benefit Payments                      --        --        --        --        --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net               --        --        --        --        --         --        --
   Contract Maintenance Charge                   --        --        --        --        --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
Increase (decrease) in net assets                --        --        --        --        --         --        --
Net assets at beginning of period                --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
Net assets at end of period                $     --  $     --   $    --   $    --   $    --   $     --  $     --
                                           ========  ========   =======   =======   =======   ========  ========

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                        Sub-accounts
                                           ---------------------------------------------------------------------
                                             SAST                                                        SA Legg
                                           American              SAST                                     Mason
                                             Funds               Blue      SAST                 SAST       BW
                                            Growth-    SAST      Chip     Capital  SAST Cash  Corporate   Large
                                            Income   Balanced   Growth    Growth   Management   Bond       Cap
                                           Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Value
                                            Class 3   Class 3   Class 3   Class 3   Class 3    Class 3   Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)             $   (77) $    (62) $   (389) $   (640)  $  (320)  $  7,977  $   (582)
   Net realized gain (loss)                  (1,081)       (3)     (440)     (559)       (1)      (883)   (2,153)
   Capital gain distribution from
    mutual funds                              2,245        --     1,187     3,578        --        835    18,313
   Change in net unrealized
    appreciation (depreciation) of
    investments                                (898)     (914)   (2,200)   (2,113)      (91)   (15,617)  (19,868)
                                            -------  --------  --------  --------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from operations                189      (979)   (1,842)      266      (412)    (7,688)   (4,290)
                                            -------  --------  --------  --------   -------   --------  --------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                   93,946   113,010    97,239   124,607    52,891    344,431   171,820
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,              (173)       --      (347)     (532)     (155)    (1,368)     (695)
   Annuity Benefit Payments                      --        --        --        --        --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net              758      (136)   13,628     2,061    (1,102)     3,641     2,941
   Contract Maintenance Charge                   --        --        --        --        --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from principal
       transactions                          94,531   112,874   110,520   126,136    51,634    346,704   174,066
                                            -------  --------  --------  --------   -------   --------  --------
Increase (decrease) in net assets            94,720   111,895   108,678   126,402    51,222    339,016   169,776
Net assets at beginning of period                --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
Net assets at end of period                 $94,720  $111,895  $108,678  $126,402   $51,222   $339,016  $169,776
                                            =======  ========  ========  ========   =======   ========  ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)             $    --  $     --  $     --  $     --   $    --   $     --  $     --
   Net realized gain (loss)                      --        --        --        --        --         --        --
   Capital gain distribution from
    mutual funds                                 --        --        --        --        --         --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from operations                 --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --        --        --        --        --         --        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --        --        --        --        --         --        --
   Annuity Benefit Payments                      --        --        --        --        --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net               --        --        --        --        --         --        --
   Contract Maintenance Charge                   --        --        --        --        --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
Increase (decrease) in net assets                --        --        --        --        --         --        --
Net assets at beginning of period                --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
Net assets at end of period                 $    --  $     --  $     --  $     --   $    --   $     --  $     --
                                            =======  ========  ========  ========   =======   ========  ========

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                             Sub-accounts
                                           -------------------------------------------------------------------------------
                                             SAST
                                            Dogs of      SAST       SAST                    SAST      SAST        SAST
                                             Wall      Dynamic    Emerging   SAST Equity   Foreign   Global      Growth
                                            Street    Allocation   Markets  Opportunities   Value     Bond    Opportunities
                                           Portfolio  Portfolio   Portfolio   Portfolio   Portfolio Portfolio   Portfolio
                                            Class 3    Class 3     Class 3     Class 3     Class 3   Class 3     Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  1,066  $    45,950   $   376    $   (261)   $    963  $   (714)    $   (72)
   Net realized gain (loss)                  (1,518)        (853)   (1,391)       (940)     (1,652)      120          (9)
   Capital gain distribution from
    mutual funds                              7,240       96,855        --      18,150          --       514       1,634
   Change in net unrealized
    appreciation (depreciation) of
    investments                              (5,962)    (741,531)   (5,903)       (663)     (9,765)   (1,055)     (1,842)
                                           --------  -----------   -------    --------    --------  --------     -------
     Increase (decrease) in net assets
       resulting from operations                826     (599,579)   (6,918)     16,286     (10,454)   (1,135)       (289)
                                           --------  -----------   -------    --------    --------  --------     -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  171,242   21,009,831    60,954     445,400     116,445   145,353      20,063
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,              (530)     (78,476)     (309)       (704)       (480)     (352)         --
   Annuity Benefit Payments                      --           --        --          --          --        --          --
   Transfers Between Subaccounts
    (including fixed account), Net            1,708      896,067     1,469       2,475       2,637     2,822         949
   Contract Maintenance Charge                   --           --        --          --          --        --          --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         172,420   21,827,422    62,114     447,171     118,602   147,823      21,012
                                           --------  -----------   -------    --------    --------  --------     -------
Increase (decrease) in net assets           173,246   21,227,843    55,196     463,457     108,148   146,688      20,723
Net assets at beginning of period                --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
Net assets at end of period                $173,246  $21,227,843   $55,196    $463,457    $108,148  $146,688     $20,723
                                           ========  ===========   =======    ========    ========  ========     =======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --  $        --   $    --    $     --    $     --  $     --     $    --
   Net realized gain (loss)                      --           --        --          --          --        --          --
   Capital gain distribution from
    mutual funds                                 --           --        --          --          --        --          --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
     Increase (decrease) in net assets
       resulting from operations                 --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --           --        --          --          --        --          --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --           --        --          --          --        --          --
   Annuity Benefit Payments                      --           --        --          --          --        --          --
   Transfers Between Subaccounts
    (including fixed account), Net               --           --        --          --          --        --          --
   Contract Maintenance Charge                   --           --        --          --          --        --          --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
Increase (decrease) in net assets                --           --        --          --          --        --          --
Net assets at beginning of period                --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
Net assets at end of period                $     --  $        --   $    --    $     --    $     --  $     --     $    --
                                           ========  ===========   =======    ========    ========  ========     =======

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                           Sub-accounts
                                           ----------------------------------------------------------------------------
                                                       SAST                    SAST                    SAST      SAST
                                             SAST      High-       SAST       Marsico    SAST MFS       MFS      Mid-
                                            Growth-    Yield   International  Focused  Massachusetts   Total      Cap
                                            Income     Bond     Diversified   Growth     Investors    Return    Growth
                                           Portfolio Portfolio   Equities    Portfolio     Trust     Portfolio Portfolio
                                            Class 3   Class 3    Portfolio    Class 3    Portfolio    Class 3   Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  1,694   $ 2,533    $    777    $   (555)   $   (250)    $   120   $  (366)
   Net realized gain (loss)                  (2,227)     (829)     (1,230)     (1,001)     (2,159)         (9)     (855)
   Capital gain distribution from
    mutual funds                              7,631        --          --       3,563       9,783          --     4,046
   Change in net unrealized
    appreciation (depreciation) of
    investments                             (11,252)   (6,916)     (6,120)     (4,629)    (13,792)       (223)   (6,780)
                                           --------   -------    --------    --------    --------     -------   -------
     Increase (decrease) in net assets
       resulting from operations             (4,154)   (5,212)     (6,573)     (2,622)     (6,418)       (112)   (3,955)
                                           --------   -------    --------    --------    --------     -------   -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  278,450    88,004     105,772     109,613     290,423      32,479    53,910
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,            (1,218)     (333)       (495)       (519)     (1,214)         --        --
   Annuity Benefit Payments                      --        --          --          --          --          --        --
   Transfers Between Subaccounts
    (including fixed account), Net            4,563     1,853       2,007       1,894       5,089      23,813     4,060
   Contract Maintenance Charge                   --        --          --          --          --          --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         281,795    89,524     107,284     110,988     294,298      56,292    57,970
                                           --------   -------    --------    --------    --------     -------   -------
Increase (decrease) in net assets           277,641    84,312     100,711     108,366     287,880      56,180    54,015
Net assets at beginning of period                --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
Net assets at end of period                $277,641   $84,312    $100,711    $108,366    $287,880     $56,180   $54,015
                                           ========   =======    ========    ========    ========     =======   =======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --   $    --    $     --    $     --    $     --     $    --   $    --
   Net realized gain (loss)                      --        --          --          --          --          --        --
   Capital gain distribution from
    mutual funds                                 --        --          --          --          --          --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
     Increase (decrease) in net assets
       resulting from operations                 --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --        --          --          --          --          --        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --        --          --          --          --          --        --
   Annuity Benefit Payments                      --        --          --          --          --          --        --
   Transfers Between Subaccounts
    (including fixed account), Net               --        --          --          --          --          --        --
   Contract Maintenance Charge                   --        --          --          --          --          --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
Increase (decrease) in net assets                --        --          --          --          --          --        --
Net assets at beginning of period                --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
Net assets at end of period                $     --   $    --    $     --    $     --    $     --     $    --   $    --
                                           ========   =======    ========    ========    ========     =======   =======

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                          Sub-accounts
                                           --------------------------------------------------------------------------
                                              SAST
                                           Protected               SAST      SAST        SAST
                                             Asset       SAST     Small &    Small    SunAmerica               SAST
                                           Allocation    Real     Mid Cap   Company    Dynamic       SAST     Telecom
                                              SAST      Estate     Value     Value     Strategy   Technology  Utility
                                           Portfolio   Portfolio Portfolio Portfolio  Portfolio   Portfolio  Portfolio
                                            Class 3     Class 3   Class 3   Class 3    Class 3     Class 3    Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  (19,195)  $    53  $   (239)  $  (364) $    18,110   $   (37)   $   (1)
   Net realized gain (loss)                    (2,229)       (9)   (2,219)     (968)        (918)     (452)       --
   Capital gain distribution from
    mutual funds                                   --       594     8,062     4,764       13,666        --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                               (12,201)     (441)  (11,446)   (7,315)    (574,705)      (35)       81
                                           ----------   -------  --------   -------  -----------   -------    ------
     Increase (decrease) in net assets
       resulting from operations              (33,625)      197    (5,842)   (3,883)    (543,847)     (524)       80
                                           ----------   -------  --------   -------  -----------   -------    ------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  4,677,411    10,192    81,296    79,426   18,479,877    26,534     1,500
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,             (34,256)       --      (331)     (329)     (75,395)       --        --
   Annuity Benefit Payments                        --        --        --        --           --        --        --
   Transfers Between Subaccounts
    (including fixed account), Net            496,283     1,905     1,631     3,497      939,388     1,635        --
   Contract Maintenance Charge                     --        --        --        --           --        --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                  --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         5,139,438    12,097    82,596    82,594   19,343,870    28,169     1,500
                                           ----------   -------  --------   -------  -----------   -------    ------
Increase (decrease) in net assets           5,105,813    12,294    76,754    78,711   18,800,023    27,645     1,580
Net assets at beginning of period                  --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
Net assets at end of period                $5,105,813   $12,294  $ 76,754   $78,711  $18,800,023   $27,645    $1,580
                                           ==========   =======  ========   =======  ===========   =======    ======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $       --   $    --  $     --   $    --  $        --   $    --    $   --
   Net realized gain (loss)                        --        --        --        --           --        --        --
   Capital gain distribution from
    mutual funds                                   --        --        --        --           --        --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                    --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
     Increase (decrease) in net assets
       resulting from operations                   --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                         --        --        --        --           --        --        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                  --        --        --        --           --        --        --
   Annuity Benefit Payments                        --        --        --        --           --        --        --
   Transfers Between Subaccounts
    (including fixed account), Net                 --        --        --        --           --        --        --
   Contract Maintenance Charge                     --        --        --        --           --        --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                  --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
     Increase (decrease) in net assets
       resulting from principal
       transactions                                --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
Increase (decrease) in net assets                  --        --        --        --           --        --        --
Net assets at beginning of period                  --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
Net assets at end of period                $       --   $    --  $     --   $    --  $        --   $    --    $   --
                                           ==========   =======  ========   =======  ===========   =======    ======

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                           Sub-accounts
                                           ----------------------------------------------------------------------------
                                             SAST                                                     SST
                                             Total      SAST                    SST        SST     Allocation    SST
                                            Return    VCP Total     SAST     Allocation Allocation  Moderate  Allocation
                                             Bond      Return        VCP      Balanced    Growth     Growth    Moderate
                                           Portfolio  Balanced      Value    Portfolio  Portfolio  Portfolio  Portfolio
                                            Class 3   Portfolio   Portfolio   Class 3    Class 3    Class 3    Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  1,709  $  (13,385) $  (11,907)  $   429    $  2,025   $  3,554   $   295
   Net realized gain (loss)                    (332)       (397)     (2,747)      (11)        (27)      (181)       (7)
   Capital gain distribution from
    mutual funds                             11,406         502          --     4,006          --     38,967     2,395
   Change in net unrealized
    appreciation (depreciation) of
    investments                             (18,649)    (73,464)    (89,042)   (6,127)     (4,972)   (63,745)   (3,337)
                                           --------  ----------  ----------   -------    --------   --------   -------
     Increase (decrease) in net assets
       resulting from operations             (5,866)    (86,744)   (103,696)   (1,703)     (2,974)   (21,405)     (654)
                                           --------  ----------  ----------   -------    --------   --------   -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  585,948   3,600,696   4,327,036    60,000     184,367    490,571        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,            (1,905)    (22,479)    (42,178)       --          --         --        --
   Annuity Benefit Payments                      --          --          --        --          --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net            5,965     227,076     232,015        --      12,521     15,410    35,102
   Contract Maintenance Charge                   --          --          --        --          --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         590,008   3,805,293   4,516,873    60,000     196,888    505,981    35,102
                                           --------  ----------  ----------   -------    --------   --------   -------
Increase (decrease) in net assets           584,142   3,718,549   4,413,177    58,297     193,914    484,576    34,448
Net assets at beginning of period                --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
Net assets at end of period                $584,142  $3,718,549  $4,413,177   $58,297    $193,914   $484,576   $34,448
                                           ========  ==========  ==========   =======    ========   ========   =======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --  $       --  $       --   $    --    $     --   $     --   $    --
   Net realized gain (loss)                      --          --          --        --          --         --        --
   Capital gain distribution from
    mutual funds                                 --          --          --        --          --         --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
     Increase (decrease) in net assets
       resulting from operations                 --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --          --          --        --          --         --        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --          --          --        --          --         --        --
   Annuity Benefit Payments                      --          --          --        --          --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net               --          --          --        --          --         --        --
   Contract Maintenance Charge                   --          --          --        --          --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
Increase (decrease) in net assets                --          --          --        --          --         --        --
Net assets at beginning of period                --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
Net assets at end of period                $     --  $       --  $       --   $    --    $     --   $     --   $    --
                                           ========  ==========  ==========   =======    ========   ========   =======

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                              Sub-accounts
                                           ---------------------------------------------------------------------------------
                                              SST
                                             Real     SunAmerica    T Rowe      T Rowe      T Rowe      T Rowe      T Rowe
                                            Return    2020 High     Price       Price       Price       Price       Price
                                           Portfolio  Watermark   Retirement  Retirement  Retirement  Retirement  Retirement
                                            Class 3      Fund     2015 Fund   2020 Fund   2025 Fund   2030 Fund   2035 Fund
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  3,779  $   124,709  $   19,448  $   76,126  $   49,680  $   44,842  $   24,462
   Net realized gain (loss)                     (99)     138,628     (30,489)     (7,079)     (4,514)      3,536       2,461
   Capital gain distribution from
    mutual funds                                 --           --      54,061     186,157     136,339     172,123     117,889
   Change in net unrealized
    appreciation (depreciation) of
    investments                              (5,505)    (240,016)   (106,236)   (420,847)   (288,777)   (355,085)   (231,031)
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
     Increase (decrease) in net assets
       resulting from operations             (1,825)      23,321     (63,216)   (165,643)   (107,272)   (134,584)    (86,219)
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  132,857        2,948   3,737,350   4,124,160   3,159,991   3,258,604   1,919,330
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,              (413)    (968,210)   (766,419)    (98,786)    (10,409)     19,760      10,791
   Annuity Benefit Payments                      --           --          --          --          --          --          --
   Transfers Between Subaccounts
    (including fixed account), Net            1,064     (813,001)   (921,671)  2,826,997   1,868,779   1,789,689   1,365,120
   Contract Maintenance Charge                   --       (2,494)        (51)       (204)       (381)       (360)       (304)
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --           --          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         133,508   (1,780,757)  2,049,209   6,852,167   5,017,980   5,067,693   3,294,937
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets           131,683   (1,757,436)  1,985,993   6,686,524   4,910,708   4,933,109   3,208,718
Net assets at beginning of period                --    9,768,311          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of period                $131,683  $ 8,010,875  $1,985,993  $6,686,524  $4,910,708  $4,933,109  $3,208,718
                                           ========  ===========  ==========  ==========  ==========  ==========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --  $   150,353  $       --  $       --  $       --  $       --  $       --
   Net realized gain (loss)                      --       97,930          --          --          --          --          --
   Capital gain distribution from
    mutual funds                                 --           --          --          --          --          --          --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --       72,336          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
     Increase (decrease) in net assets
       resulting from operations                 --      320,619          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --       38,348          --          --          --          --          --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --   (1,170,802)         --          --          --          --          --
   Annuity Benefit Payments                      --           --          --          --          --          --          --
   Transfers Between Subaccounts
    (including fixed account), Net               --     (999,733)         --          --          --          --          --
   Contract Maintenance Charge                   --       (2,784)         --          --          --          --          --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --           --          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --   (2,134,971)         --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets                --   (1,814,352)         --          --          --          --          --
Net assets at beginning of period                --   11,582,663          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of period                $     --  $ 9,768,311  $       --  $       --  $       --  $       --  $       --
                                           ========  ===========  ==========  ==========  ==========  ==========  ==========

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                               Sub-accounts
                                           ------------------------------------------------------------------------------------
                                             T Rowe      T Rowe      T Rowe      T Rowe     T Rowe    VALIC Co. I
                                             Price       Price       Price       Price      Price        Asset      VALIC Co. I
                                           Retirement  Retirement  Retirement  Retirement Retirement  Allocation     Blue Chip
                                           2040 Fund   2045 Fund   2050 Fund   2055 Fund  2060 Fund      Fund       Growth Fund
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $   27,226  $   12,358  $    6,845   $  3,206   $  2,654  $  1,911,798  $ (5,567,851)
   Net realized gain (loss)                     3,223     (15,091)    (13,284)      (624)   (22,310)    3,811,329    25,697,399
   Capital gain distribution from
    mutual funds                              150,713      72,455      38,702     16,820      2,693    10,527,957    51,262,709
   Change in net unrealized
    appreciation (depreciation) of
    investments                              (239,055)   (119,514)    (78,164)   (32,991)    (2,765)  (18,499,201)  (17,800,225)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
     Increase (decrease) in net assets
       resulting from operations              (57,893)    (49,792)    (45,901)   (13,589)   (19,728)   (2,248,117)   53,592,032
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  2,428,361   1,513,570   1,034,249    287,705    148,291    12,664,069    43,184,451
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,             (52,775)      5,791     (84,768)    (4,568)    (9,260)  (13,534,004)  (51,339,869)
   Annuity Benefit Payments                        --          --          --         --         --       (18,510)       (3,195)
   Transfers Between Subaccounts
    (including fixed account), Net          1,215,661     459,787     156,713    266,174    319,102    (7,440,970)    6,527,744
   Contract Maintenance Charge                   (188)       (275)       (192)       (47)       (51)      (24,324)      (71,344)
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                  --          --          --         --         --        (2,979)         (848)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         3,591,059   1,978,873   1,106,002    549,264    458,082    (8,356,718)   (1,703,061)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
Increase (decrease) in net assets           3,533,166   1,929,081   1,060,101    535,675    438,354   (10,604,835)   51,888,971
Net assets at beginning of period                  --          --          --         --         --   175,375,943   542,588,507
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
Net assets at end of period                $3,533,166  $1,929,081  $1,060,101   $535,675   $438,354  $164,771,108  $594,477,478
                                           ==========  ==========  ==========   ========   ========  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $       --  $       --  $       --   $     --   $     --  $  1,323,137  $ (4,315,351)
   Net realized gain (loss)                        --          --          --         --         --     5,198,284    36,192,240
   Capital gain distribution from
    mutual funds                                   --          --          --         --         --     9,448,196    20,404,464
   Change in net unrealized
    appreciation (depreciation) of
    investments                                    --          --          --         --         --    (8,573,422)   (9,881,934)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
     Increase (decrease) in net assets
       resulting from operations                   --          --          --         --         --     7,396,195    42,399,419
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                         --          --          --         --         --    13,435,775    38,789,107
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                  --          --          --         --         --   (13,596,871)  (48,307,994)
   Annuity Benefit Payments                        --          --          --         --         --       (18,798)       (2,974)
   Transfers Between Subaccounts
    (including fixed account), Net                 --          --          --         --         --    (5,043,075)  (21,176,685)
   Contract Maintenance Charge                     --          --          --         --         --       (23,611)      (69,544)
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                  --          --          --         --         --         7,452        (1,064)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
     Increase (decrease) in net assets
       resulting from principal
       transactions                                --          --          --         --         --    (5,239,128)  (30,769,154)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
Increase (decrease) in net assets                  --          --          --         --         --     2,157,067    11,630,265
Net assets at beginning of period                  --          --          --         --         --   173,218,876   530,958,242
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
Net assets at end of period                $       --  $       --  $       --   $     --   $     --  $175,375,943  $542,588,507
                                           ==========  ==========  ==========   ========   ========  ============  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                            --------------------------------------------------------------------------------------------------
                             VALIC Co.
                            I Broad Cap  VALIC Co. I                                 VALIC Co. I   VALIC Co. I
                               Value       Capital      VALIC Co. I   VALIC Co. I      Dynamic      Emerging      VALIC Co. I
                              Income     Conservation   Core Equity    Dividend      Allocation     Economies    Foreign Value
                               Fund          Fund          Fund       Value Fund        Fund          Fund           Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $   352,843  $  1,800,718  $     (2,013) $   7,086,759  $ (2,749,394) $   7,461,826  $  14,880,491
   Net realized gain
    (loss)                    3,990,173     1,231,223    17,333,667     55,452,192     2,291,321     11,623,317     27,609,717
   Capital gain
    distribution from
    mutual funds              1,544,379            --            --     39,041,697            --             --             --
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (6,767,955)   (4,230,513)  (24,146,103)  (108,933,557)  (14,400,057)  (107,532,624)  (105,274,526)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
     Increase (decrease)
       in net assets
       resulting from
       operations              (880,560)   (1,198,572)   (6,814,449)    (7,352,909)  (14,858,130)   (88,447,481)   (62,784,318)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      3,833,138     8,807,549     4,769,016     40,988,481    12,473,896     41,474,957     44,534,325
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (5,182,890)  (20,035,885)  (20,530,639)   (50,182,690)  (15,312,354)   (49,841,476)   (81,307,771)
   Annuity Benefit
    Payments                         --        (5,235)      (15,887)        (5,767)           --         (2,158)        (6,695)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (1,439,865)   (1,316,606)  (11,797,043)  (100,440,874)   (1,786,966)     1,617,775     (8,659,950)
   Contract Maintenance
    Charge                       (3,875)      (16,964)      (50,229)       (73,260)      (10,318)       (92,517)      (112,015)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           --      (199,621)        6,746         (3,822)           --         (8,051)        (1,541)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (2,793,492)  (12,766,762)  (27,618,036)  (109,717,932)   (4,635,742)    (6,851,470)   (45,553,647)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
Increase (decrease) in
 net assets                  (3,674,052)  (13,965,334)  (34,432,485)  (117,070,841)  (19,493,872)   (95,298,951)  (108,337,965)
Net assets at beginning
 of period                   49,557,967   177,337,132   270,572,131    640,478,092   270,147,907    597,079,271    843,021,507
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
Net assets at end of
 period                     $45,883,915  $163,371,798  $236,139,646  $ 523,407,251  $250,654,035  $ 501,780,320  $ 734,683,542
                            ===========  ============  ============  =============  ============  =============  =============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $    99,143  $  3,269,474  $    553,620  $   5,066,651  $  1,125,814  $   3,086,463  $   9,391,687
   Net realized gain
    (loss)                    2,885,119     1,936,943    15,276,963     25,185,820     1,367,116      6,995,109     24,228,626
   Capital gain
    distribution from
    mutual funds                     --     2,356,651            --             --     4,428,904             --             --
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments                (127,012)      586,360    10,703,355     16,177,301     1,426,244    (48,702,291)  (151,697,082)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
     Increase (decrease)
       in net assets
       resulting from
       operations             2,857,250     8,149,428    26,533,938     46,429,772     8,348,078    (38,620,719)  (118,076,769)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      3,222,954     8,848,823     5,340,201     52,086,388    54,129,944     40,968,445     50,590,864
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (3,700,581)  (18,755,682)  (20,674,357)   (45,548,393)    4,444,239    (50,755,748)   (85,412,319)
   Annuity Benefit
    Payments                         --        (5,316)      (15,961)        (6,164)           --         (2,856)        (7,680)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             5,426,171    13,001,995    (9,241,963)    41,621,137     7,527,994     56,858,899     24,461,261
   Contract Maintenance
    Charge                       (3,880)      (18,406)      (54,000)       (71,364)       (8,970)       (95,152)      (117,126)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           --       (26,686)         (979)       (10,390)           --         (9,114)        (2,433)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions           4,944,664     3,044,728   (24,647,059)    48,071,214    66,093,207     46,964,474    (10,487,433)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
Increase (decrease) in
 net assets                   7,801,914    11,194,156     1,886,879     94,500,986    74,441,285      8,343,755   (128,564,202)
Net assets at beginning
 of period                   41,756,053   166,142,976   268,685,252    545,977,106   195,706,622    588,735,516    971,585,709
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
Net assets at end of
 period                     $49,557,967  $177,337,132  $270,572,131  $ 640,478,092  $270,147,907  $ 597,079,271  $ 843,021,507
                            ===========  ============  ============  =============  ============  =============  =============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                            -------------------------------------------------------------------------------------------------
                                           VALIC Co. I   VALIC Co. I   VALIC Co. I                                VALIC Co. I
                             VALIC Co. I  Global Social    Global      Government    VALIC Co. I                    Health
                             Global Real    Awareness     Strategy     Securities     Growth &     VALIC Co. I     Sciences
                             Estate Fund      Fund          Fund          Fund       Income Fund   Growth Fund       Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $  6,473,934  $  4,568,176  $  8,848,809  $  1,466,326  $       (231) $  (3,473,739) $ (8,555,937)
   Net realized gain
    (loss)                    15,485,855    27,412,862    12,983,423       146,970     6,053,796     63,683,389    23,457,831
   Capital gain
    distribution from
    mutual funds              10,493,453            --    15,821,652            --            --    110,663,368   105,211,129
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (36,379,545)  (34,986,568)  (64,880,406)   (1,723,826)   (7,195,457)  (150,508,745)  (35,909,487)
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             (3,926,303)   (3,005,530)  (27,226,522)     (110,530)   (1,141,892)    20,364,273    84,203,536
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      33,584,919    16,571,033    23,348,823     5,212,284     5,033,917     35,844,166    68,590,813
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (34,861,124)  (32,971,938)  (47,972,053)  (11,419,053)   (8,776,612)   (79,577,209)  (64,850,958)
   Annuity Benefit
    Payments                        (511)      (12,981)      (14,648)       (5,899)       (3,730)       (21,893)      (23,555)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (38,300,133)  (33,463,163)   (7,558,436)   (8,851,814)     (801,812)    19,172,602    78,994,457
   Contract Maintenance
    Charge                       (53,623)      (45,274)      (45,820)      (13,678)      (15,979)      (140,869)      (63,609)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                            43        (6,792)      (10,690)       (1,134)        6,617        (10,698)       11,792
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (39,630,429)  (49,929,115)  (32,252,824)  (15,079,294)   (4,557,599)   (24,733,901)   82,658,940
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets                  (43,556,732)  (52,934,645)  (59,479,346)  (15,189,824)   (5,699,491)    (4,369,628)  166,862,476
Net assets at beginning
 of period                   407,259,854   404,834,510   506,653,578   117,630,636   112,600,339    976,737,260   741,351,192
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Net assets at end of
 period                     $363,703,122  $351,899,865  $447,174,232  $102,440,812  $106,900,848  $ 972,367,632  $908,213,668
                            ============  ============  ============  ============  ============  =============  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $ 13,227,489  $  1,939,109  $ 12,380,118  $  1,776,147  $   (247,733) $  (1,299,152) $ (5,965,007)
   Net realized gain
    (loss)                    13,869,801    22,545,731    16,964,331      (190,246)    5,218,507     65,683,369    22,742,245
   Capital gain
    distribution from
    mutual funds              20,198,545            --            --       487,222            --             --    19,399,034
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (11,459,586)    3,114,524   (24,159,475)    3,635,728     8,091,245     26,266,489   129,200,176
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             35,836,249    27,599,364     5,184,974     5,708,851    13,062,019     90,650,706   165,376,448
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      31,742,734    17,247,262    26,114,383     5,600,185     4,431,972     41,412,963    47,208,952
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (30,188,941)  (33,031,518)  (48,756,237)  (13,571,064)   (8,732,084)   (74,733,173)  (47,019,978)
   Annuity Benefit
    Payments                        (423)      (12,965)      (17,904)       (5,995)       (3,627)       (21,654)      (17,974)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             63,057,137    (9,658,133)  (12,105,914)   (9,350,488)    2,798,183    (13,910,847)   42,718,213
   Contract Maintenance
    Charge                       (50,481)      (48,048)      (48,418)      (14,765)      (16,379)      (151,467)      (51,205)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                          (101)       (7,258)        6,238        (1,209)       (1,010)        (1,019)        9,665
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions           64,559,925   (25,510,660)  (34,807,852)  (17,343,336)   (1,522,945)   (47,405,197)   42,847,673
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets                  100,396,174     2,088,704   (29,622,878)  (11,634,485)   11,539,074     43,245,509   208,224,121
Net assets at beginning
 of period                   306,863,680   402,745,806   536,276,456   129,265,121   101,061,265    933,491,751   533,127,071
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Net assets at end of
 period                     $407,259,854  $404,834,510  $506,653,578  $117,630,636  $112,600,339  $ 976,737,260  $741,351,192
                            ============  ============  ============  ============  ============  =============  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                        Sub-accounts
                            ----------------------------------------------------------------------------------------------------
                             VALIC Co. I   VALIC Co. I     VALIC Co. I
                              Inflation   International   International  VALIC Co. I   VALIC Co. I   VALIC Co. I    VALIC Co. I
                              Protected   Equities Index   Government   International   Large Cap   Large Capital  Mid Cap Index
                                Fund           Fund         Bond Fund    Growth Fund    Core Fund    Growth Fund       Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $  4,231,903  $   22,936,002  $  2,620,003  $  2,925,554  $    188,260  $ (1,596,615) $    2,048,174
   Net realized gain
    (loss)                     7,682,766      47,612,545    (4,181,697)   29,125,585    10,498,403    15,030,674     157,514,199
   Capital gain
    distribution from
    mutual funds                 847,131              --       445,297     3,322,272    24,579,298    71,093,272     173,202,309
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (30,157,547)    (90,424,129)   (5,856,702)  (39,570,797)  (31,615,999)  (87,883,368)   (433,385,402)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       operations            (17,395,747)    (19,875,582)   (6,973,099)   (4,197,386)    3,649,962    (3,356,037)   (100,620,720)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      25,667,770      61,420,889     7,973,342    21,834,904    10,772,659    11,121,421     143,820,745
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (45,059,849)    (80,821,100)  (15,018,311)  (46,229,162)  (14,289,608)  (31,257,423)   (269,012,840)
   Annuity Benefit
    Payments                      (1,263)        (16,012)       (2,625)      (25,963)       (5,025)      (11,451)       (117,351)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             25,986,698      26,460,530    (9,577,984)  (33,786,505)  (13,997,859)  (10,371,806)    (68,717,446)
   Contract Maintenance
    Charge                       (46,246)        (91,029)      (18,110)      (50,031)      (28,405)      (77,688)       (228,575)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                        (7,505)          2,638        (3,674)       (8,137)        1,824         3,233         (24,843)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions            6,539,605       6,955,916   (16,647,362)  (58,264,894)  (17,546,414)  (30,593,714)   (194,280,310)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
Increase (decrease) in
 net assets                  (10,856,142)    (12,919,666)  (23,620,461)  (62,462,280)  (13,896,452)  (33,949,751)   (294,901,030)
Net assets at beginning
 of period                   447,353,246     878,599,042   171,075,868   507,941,781   168,547,289   414,316,983   3,132,716,853
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
Net assets at end of
 period                     $436,497,104  $  865,679,376  $147,455,407  $445,479,501  $154,650,837  $380,367,232  $2,837,815,823
                            ============  ==============  ============  ============  ============  ============  ==============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $  3,833,639  $   15,282,251  $  1,506,667  $  4,984,318  $    (58,107) $ (1,933,892) $    4,553,893
   Net realized gain
    (loss)                     4,281,070      49,094,019      (448,514)   34,047,688    13,963,230    17,976,609     138,510,540
   Capital gain
    distribution from
    mutual funds               2,126,937              --     2,056,407            --    11,413,428    29,819,603     126,699,380
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments               (2,410,873)   (126,162,854)   (2,397,520)  (63,133,800)   (5,726,807)   (5,990,003)    (21,211,261)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       operations              7,830,773     (61,786,584)      717,040   (24,101,794)   19,591,744    39,872,317     248,552,552
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      28,601,926      78,715,176    11,385,879    25,129,270    11,616,667    11,680,898     146,632,762
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (43,369,639)    (88,531,159)  (15,297,991)  (47,541,839)  (15,620,061)  (32,800,337)   (263,196,555)
   Annuity Benefit
    Payments                      (1,357)        (17,009)       (3,135)      (27,297)       (4,349)      (11,026)       (114,172)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             44,181,990     (79,826,331)   (1,802,340)  (32,301,498)  (17,590,832)  (10,730,143)    (76,156,963)
   Contract Maintenance
    Charge                       (47,891)        (93,261)      (19,958)      (54,505)      (27,546)      (83,130)       (235,156)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                        (8,229)         (7,252)         (167)       (4,543)        1,676         2,377         (20,740)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions           29,356,800     (89,759,836)   (5,737,712)  (54,800,412)  (21,624,445)  (31,941,361)   (193,090,824)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
Increase (decrease) in
 net assets                   37,187,573    (151,546,420)   (5,020,672)  (78,902,206)   (2,032,701)    7,930,956      55,461,728
Net assets at beginning
 of period                   410,165,673   1,030,145,462   176,096,540   586,843,987   170,579,990   406,386,027   3,077,255,125
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
Net assets at end of
 period                     $447,353,246  $  878,599,042  $171,075,868  $507,941,781  $168,547,289  $414,316,983  $3,132,716,853
                            ============  ==============  ============  ============  ============  ============  ==============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                        Sub-accounts
                            ---------------------------------------------------------------------------------------------------
                             VALIC Co. I                                VALIC Co. I   VALIC Co. I
                               Mid Cap     VALIC Co. I    VALIC Co. I    Science &     Small Cap    VALIC Co. I    VALIC Co. I
                              Strategic       Money       Nasdaq-100    Technology    Aggressive     Small Cap      Small Cap
                             Growth Fund  Market I Fund   Index Fund       Fund       Growth Fund      Fund        Index Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $ (2,475,582) $  (3,040,074) $   (197,556) $ (8,899,897) $ (1,104,118) $ (3,277,460) $    1,167,001
   Net realized gain
    (loss)                    21,459,298             --    12,966,838    61,454,342     4,789,490    25,742,971      78,835,894
   Capital gain
    distribution from
    mutual funds              38,376,225             --     2,969,410    95,878,690    22,125,679    53,006,575      55,921,291
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (65,576,678)            --     5,495,966   (85,700,551)  (26,401,769)  (93,632,225)   (188,166,067)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       operations             (8,216,737)    (3,040,074)   21,234,658    62,732,584      (590,718)  (18,160,139)    (52,241,881)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners       8,334,686    119,721,075    24,645,113    26,339,856     8,050,703     6,871,566      51,591,599
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (22,516,890)   (31,480,583)  (21,826,623)  (72,428,256)   (9,171,750)  (29,675,261)    (87,119,570)
   Annuity Benefit
    Payments                      (2,724)          (513)       (2,425)      (45,081)         (581)      (24,651)        (49,031)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (16,473,332)   (95,395,157)    8,765,668   (23,710,180)   10,903,865   (15,822,078)    (46,293,003)
   Contract Maintenance
    Charge                       (46,350)      (121,199)      (25,354)     (167,094)      (11,035)      (45,897)       (122,377)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                        (1,244)          (547)           (6)      (14,521)          (34)       (5,972)        (11,399)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (30,705,854)    (7,276,924)   11,556,373   (70,025,276)    9,771,168   (38,702,293)    (82,003,781)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
Increase (decrease) in
 net assets                  (38,922,591)   (10,316,998)   32,791,031    (7,292,692)    9,180,450   (56,862,432)   (134,245,662)
Net assets at beginning
 of period                   275,076,835    331,649,424   256,140,583   942,200,179   106,181,397   359,694,876   1,051,213,032
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
Net assets at end of
 period                     $236,154,244  $ 321,332,426  $288,931,614  $934,907,487  $115,361,847  $302,832,444  $  916,967,370
                            ============  =============  ============  ============  ============  ============  ==============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $ (1,275,733) $  (3,248,419) $   (506,747) $ (7,488,512) $ (1,008,075) $ (2,308,174) $    3,124,713
   Net realized gain
    (loss)                    26,243,196             --     8,840,645    52,579,289    13,339,502    27,706,186      59,638,364
   Capital gain
    distribution from
    mutual funds               3,451,843             --     1,039,171            --     9,751,876    16,938,654      24,084,102
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (22,584,657)            --    26,589,549    69,032,959   (13,770,831)  (32,407,076)    (49,143,736)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       operations              5,834,649     (3,248,419)   35,962,618   114,123,736     8,312,472     9,929,590      37,703,443
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      10,506,647    174,034,904    17,501,339    24,162,443     6,612,554     8,550,230      59,522,341
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (24,053,688)   (15,553,410)  (16,100,051)  (64,696,696)   (8,675,155)  (29,946,848)    (85,172,440)
   Annuity Benefit
    Payments                      (3,335)        (1,215)       (3,044)      (42,183)         (915)      (24,833)        (43,158)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (15,312,436)  (176,657,377)   16,177,920   (16,072,275)  (10,695,509)  (16,496,561)    (48,077,068)
   Contract Maintenance
    Charge                       (50,468)      (127,838)      (21,997)     (176,471)      (10,907)      (49,621)       (120,086)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                          (861)        (3,099)         (972)       (5,343)          (40)        2,435          10,743
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (28,914,141)   (18,308,035)   17,553,195   (56,830,525)  (12,769,972)  (37,965,198)    (73,879,668)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
Increase (decrease) in
 net assets                  (23,079,492)   (21,556,454)   53,515,813    57,293,211    (4,457,500)  (28,035,608)    (36,176,225)
Net assets at beginning
 of period                   298,156,327    353,205,878   202,624,770   884,906,968   110,638,897   387,730,484   1,087,389,257
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
Net assets at end of
 period                     $275,076,835  $ 331,649,424  $256,140,583  $942,200,179  $106,181,397  $359,694,876  $1,051,213,032
                            ============  =============  ============  ============  ============  ============  ==============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                            -------------------------------------------------------------------------------------------------
                                                                                                                  VALIC Co.
                                                                                        VALIC Co.                     II
                             VALIC Co. I                                              II Aggressive  VALIC Co.   Conservative
                              Small Cap    VALIC Co. I    VALIC Co. I                    Growth      II Capital     Growth
                               Special      Small Mid     Stock Index    VALIC Co. I    Lifestyle   Appreciation  Lifestyle
                             Values Fund   Growth Fund       Fund        Value Fund       Fund          Fund         Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $     65,740  $ (1,203,328) $   28,455,976  $    551,738  $  4,593,274  $  (158,300) $  4,827,360
   Net realized gain
    (loss)                    15,770,860     7,412,354     216,295,785     7,250,076    14,972,290    3,972,526     4,333,467
   Capital gain
    distribution from
    mutual funds              16,341,316    27,361,029     151,509,894            --    37,795,753           --    14,559,242
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (42,592,990)  (35,241,086)   (390,410,486)  (11,797,452)  (65,614,192)  (1,793,478)  (30,505,695)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations            (10,415,074)   (1,671,031)      5,851,169    (3,995,638)   (8,252,875)   2,020,748    (6,785,626)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners       7,452,232     4,524,435     165,738,250     4,216,795    69,898,469    2,160,991    47,980,764
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (20,463,126)  (10,599,025)   (354,634,834)  (10,253,966)  (40,000,391)  (4,298,672)  (36,303,587)
   Annuity Benefit
    Payments                     (11,582)         (644)       (482,865)         (316)       (5,290)          --            --
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             (7,518,440)    7,386,017    (168,522,204)   (3,698,326)  (27,330,542)  (2,283,121)  (14,001,805)
   Contract Maintenance
    Charge                       (21,731)      (13,225)       (397,279)       (9,178)      (70,633)      (3,249)      (37,354)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                         1,987          (267)       (457,178)           28           449           --       (29,311)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (20,560,660)    1,297,291    (358,756,110)   (9,744,963)    2,492,062   (4,424,051)   (2,391,293)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets                  (30,975,734)     (373,740)   (352,904,941)  (13,740,601)   (5,760,813)  (2,403,303)   (9,176,919)
Net assets at beginning
 of period                   222,234,302   120,734,464   4,217,167,533   104,102,132   515,139,973   42,147,910   324,988,114
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
Net assets at end of
 period                     $191,258,568  $120,360,724  $3,864,262,592  $ 90,361,531  $509,379,160  $39,744,607  $315,811,195
                            ============  ============  ==============  ============  ============  ===========  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $   (509,015) $ (1,131,066) $   26,411,497  $    685,459  $    975,199  $  (115,669) $  3,625,973
   Net realized gain
    (loss)                    17,363,689    15,032,862     176,640,765     9,358,318     7,666,832    3,914,663     6,202,694
   Capital gain
    distribution from
    mutual funds                      --     4,198,024      92,056,806            --     4,164,561           --     7,896,826
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments               (3,910,808)   (6,529,628)    183,225,428       458,938     4,206,949     (663,590)   (9,459,411)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             12,943,866    11,570,192     478,334,496    10,502,715    17,013,541    3,135,404     8,266,082
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners       9,170,570     4,865,665     176,554,063     5,917,629    77,920,740    2,548,708    65,899,242
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (18,575,424)  (10,223,663)   (354,912,812)  (10,577,544)  (27,849,938)  (4,480,076)  (29,941,342)
   Annuity Benefit
    Payments                     (11,697)         (607)       (546,962)         (289)       (5,410)          --            --
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (13,645,868)  (12,570,575)   (126,178,791)   (8,919,523)   (8,565,489)    (656,440)   (2,179,039)
   Contract Maintenance
    Charge                       (23,310)      (14,002)       (416,371)       (9,455)      (64,047)      (3,444)      (35,685)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                            32          (279)       (418,484)           57           107           --       (33,547)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (23,085,697)  (17,943,461)   (305,919,357)  (13,589,125)   41,435,963   (2,591,252)   33,709,629
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets                  (10,141,831)   (6,373,269)    172,415,139    (3,086,410)   58,449,504      544,152    41,975,711
Net assets at beginning
 of period                   232,376,133   127,107,733   4,044,752,394   107,188,542   456,690,469   41,603,758   283,012,403
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
Net assets at end of
 period                     $222,234,302  $120,734,464  $4,217,167,533  $104,102,132  $515,139,973  $42,147,910  $324,988,114
                            ============  ============  ==============  ============  ============  ===========  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                            -------------------------------------------------------------------------------------------------
                                                          VALIC Co.                                                VALIC Co.
                                                             II                                                   II Moderate
                             VALIC Co.      VALIC Co.   International  VALIC Co.      VALIC Co.    VALIC Co. II     Growth
                            II Core Bond  II High Yield Opportunities II Large Cap   II Mid Cap      Mid Cap       Lifestyle
                                Fund        Bond Fund       Fund       Value Fund    Growth Fund    Value Fund       Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $ 10,382,852  $ 13,972,210  $  3,167,791  $  1,166,418  $   (967,417) $  (4,321,061) $  8,726,265
   Net realized gain
    (loss)                     1,890,603     8,970,044    22,003,132    11,552,631     7,652,053     43,670,463    15,916,403
   Capital gain
    distribution from
    mutual funds                      --            --            --            --    19,505,006     84,703,647    46,004,251
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (21,669,904)  (39,944,300)   18,360,482   (19,181,678)  (28,658,393)  (143,229,008)  (84,298,061)
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             (9,396,449)  (17,002,046)   43,531,405    (6,462,629)   (2,468,751)   (19,175,959)  (13,651,142)
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      59,191,012    23,287,020    38,850,144    11,187,236    11,262,335     46,152,740   125,639,523
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (84,502,239)  (38,123,243)  (55,087,152)  (19,501,968)  (11,341,309)   (85,888,360)  (68,843,389)
   Annuity Benefit
    Payments                      (1,363)       (1,034)       (6,642)           --          (836)       (12,646)       (1,937)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            251,992,503    51,464,629    23,501,897    (4,305,377)      984,701     25,237,206   (45,670,252)
   Contract Maintenance
    Charge                       (40,556)      (36,757)      (70,497)      (33,824)      (27,709)       (77,965)     (108,405)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           405            41           884          (299)         (625)         1,614            96
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          226,639,762    36,590,656     7,188,634   (12,654,232)      876,557    (14,587,411)   11,015,636
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets                  217,243,313    19,588,610    50,720,039   (19,116,861)   (1,592,194)   (33,763,370)   (2,635,506)
Net assets at beginning
 of period                   714,083,549   338,332,083   546,227,759   194,385,587   131,202,478    866,424,764   796,885,588
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Net assets at end of
 period                     $931,326,862  $357,920,693  $596,947,798  $175,268,726  $129,610,284  $ 832,661,394  $794,250,082
                            ============  ============  ============  ============  ============  =============  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $  8,108,248  $ 13,480,044  $  3,030,851  $    777,922  $   (893,346) $  (3,436,399) $  4,090,551
   Net realized gain
    (loss)                    11,540,787     6,805,521    25,435,667    11,031,383    10,575,574     42,852,675     5,696,847
   Capital gain
    distribution from
    mutual funds               5,076,667            --            --            --    11,470,466     51,288,177    18,510,975
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments                7,641,574   (13,695,582)  (61,968,062)    6,232,249   (19,052,788)   (41,124,021)   (2,772,870)
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             32,367,276     6,589,983   (33,501,544)   18,041,554     2,099,906     49,580,432    25,525,503
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      57,784,160    26,872,921    41,470,192    11,551,752    12,191,819     45,098,334   156,571,439
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (69,755,610)  (32,955,836)  (50,426,358)  (18,146,502)  (10,825,070)   (80,028,532)  (55,702,817)
   Annuity Benefit
    Payments                      (1,398)         (946)       (6,594)           --            --        (12,781)       (1,903)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             20,563,037    24,642,207    17,307,607    (8,325,195)   (9,595,600)    (7,968,362)  (16,750,335)
   Contract Maintenance
    Charge                       (41,322)      (38,418)      (71,956)      (35,707)      (28,104)       (79,959)     (100,347)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           393            17           151        (1,608)         (489)         1,136            57
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions            8,549,260    18,519,945     8,273,042   (14,957,260)   (8,257,444)   (42,990,164)   84,016,094
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets                   40,916,536    25,109,928   (25,228,502)    3,084,294    (6,157,538)     6,590,268   109,541,597
Net assets at beginning
 of period                   673,167,013   313,222,155   571,456,261   191,301,293   137,360,016    859,834,496   687,343,991
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Net assets at end of
 period                     $714,083,549  $338,332,083  $546,227,759  $194,385,587  $131,202,478  $ 866,424,764  $796,885,588
                            ============  ============  ============  ============  ============  =============  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                      Sub-accounts
                            ------------------------------------------------------------------------------------------------
                                                                                                     Vanguard
                              VALIC Co.                                  VALIC Co.                 LifeStrategy
                              II Money     VALIC Co.     VALIC Co. II   II Socially   VALIC Co.    Conservative   Vanguard
                              Market II   II Small Cap    Small Cap     Responsible  II Strategic     Growth    LifeStrategy
                                Fund      Growth Fund     Value Fund       Fund       Bond Fund        Fund     Growth Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $ (1,094,824) $   (624,793) $    (537,393) $  2,859,422  $ 17,112,791  $   759,879  $  1,787,732
   Net realized gain
    (loss)                            (1)    2,551,231     50,361,086    21,766,367    10,344,323    2,275,524     7,896,883
   Capital gain
    distribution from
    mutual funds                      --     9,489,334     64,706,200            --     5,446,655      833,106     4,651,085
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments                        1   (13,118,410)  (148,437,088)  (22,178,422)  (48,177,390)  (5,087,430)  (19,317,371)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             (1,094,824)   (1,702,638)   (33,907,195)    2,447,367   (15,273,621)  (1,218,921)   (4,981,671)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      41,814,612     4,884,444     30,343,966    47,144,304    43,272,920   10,537,782    20,417,261
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (18,807,685)   (8,072,695)   (47,265,795)  (71,595,590)  (63,843,100)  (9,779,573)  (17,599,223)
   Annuity Benefit
    Payments                      (2,887)           --         (8,395)       (4,609)       (7,242)        (508)         (731)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (11,172,191)   (5,431,493)   (54,452,607)   36,271,280    (9,679,068)  (1,107,495)   (6,418,347)
   Contract Maintenance
    Charge                       (20,089)       (9,019)       (64,389)      (60,558)      (52,930)     (11,008)      (27,849)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           526          (774)        (1,998)         (206)       (6,827)         504        (2,951)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions           11,812,286    (8,629,537)   (71,449,218)   11,754,621   (30,316,247)    (360,298)   (3,631,840)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets                   10,717,462   (10,332,175)  (105,356,413)   14,201,988   (45,589,868)  (1,579,219)   (8,613,511)
Net assets at beginning
 of period                   158,687,914    92,186,389    531,491,117   716,042,859   607,548,162   84,501,450   214,115,498
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
Net assets at end of
 period                     $169,405,376  $ 81,854,214  $ 426,134,704  $730,244,847  $561,958,294  $82,922,231  $205,501,987
                            ============  ============  =============  ============  ============  ===========  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $ (1,203,573) $   (679,196) $   1,087,314  $  4,050,623  $ 17,737,052  $   757,970  $  1,880,828
   Net realized gain
    (loss)                            (1)    7,546,365     17,119,773    38,450,246     8,180,756    2,866,581     3,342,935
   Capital gain
    distribution from
    mutual funds                      --     7,612,315     50,030,373            --     5,828,300    2,051,249     1,373,325
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments                        1   (15,816,685)   (44,005,635)   48,243,514   (13,077,173)  (1,170,998)    5,321,192
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             (1,203,573)   (1,337,201)    24,231,825    90,744,383    18,668,935    4,504,802    11,918,280
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      65,267,241     6,309,670     34,986,883    38,993,584    47,154,839   10,374,642    20,423,702
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (17,967,390)   (8,241,065)   (44,677,029)  (64,175,472)  (54,096,295)  (9,654,447)  (16,803,297)
   Annuity Benefit
    Payments                      (3,038)           --         (8,564)       (4,085)       (7,434)        (517)         (717)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (69,068,592)   (8,089,041)     8,941,834     9,817,800     6,039,860     (542,400)   (4,124,804)
   Contract Maintenance
    Charge                       (23,432)       (9,830)       (65,043)      (58,228)      (54,508)     (10,751)      (27,567)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           517          (826)        (2,506)         (800)       (7,673)         338        (3,136)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (21,794,694)  (10,031,092)      (824,425)  (15,427,201)     (971,211)     166,865      (535,819)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets                  (22,998,267)  (11,368,293)    23,407,400    75,317,182    17,697,724    4,671,667    11,382,461
Net assets at beginning
 of period                   181,686,181   103,554,682    508,083,717   640,725,677   589,850,438   79,829,783   202,733,037
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
Net assets at end of
 period                     $158,687,914  $ 92,186,389  $ 531,491,117  $716,042,859  $607,548,162  $84,501,450  $214,115,498
                            ============  ============  =============  ============  ============  ===========  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                   Sub-accounts
                                                     ------------------------------------------------------------------------
                                                       Vanguard      Vanguard      Vanguard
                                                     LifeStrategy    Long-Term     Long-Term      Vanguard        Vanguard
                                                       Moderate     Investment-    Treasury      Wellington      Windsor II
                                                     Growth Fund    Grade Fund       Fund           Fund            Fund
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)                      $  1,947,157  $ 10,106,594  $  4,548,815  $   24,502,901  $   16,934,140
   Net realized gain (loss)                             7,622,301     3,306,216     2,539,932      46,661,295      76,541,969
   Capital gain distribution from mutual funds          3,657,097     4,683,747     6,161,628      62,926,768      86,651,691
   Change in net unrealized appreciation
    (depreciation) of investments                     (17,332,441)  (29,209,634)  (19,530,896)   (154,742,332)   (256,859,923)
                                                     ------------  ------------  ------------  --------------  --------------
     Increase (decrease) in net assets resulting
       from operations                                 (4,105,886)  (11,113,077)   (6,280,521)    (20,651,368)    (76,732,123)
                                                     ------------  ------------  ------------  --------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract Owners              29,329,528    20,307,896    11,718,766     116,335,367      76,880,092
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                     (23,173,264)  (27,561,980)  (24,104,459)   (174,239,150)   (165,707,268)
   Annuity Benefit Payments                                  (587)       (2,948)       (4,800)       (330,554)        (42,806)
   Transfers Between Subaccounts (including fixed
    account), Net                                      (5,490,545)  (77,289,211)  (11,277,702)    (10,922,388)    (23,048,689)
   Contract Maintenance Charge                            (32,203)      (22,182)      (33,567)       (182,382)       (191,037)
   Adjustments to Net Assets Allocated to
    Contracts in Payout Period                                 35       (29,422)        3,182        (325,033)         (4,702)
                                                     ------------  ------------  ------------  --------------  --------------
     Increase (decrease) in net assets resulting
       from principal transactions                        632,964   (84,597,847)  (23,698,580)    (69,664,140)   (112,114,410)
                                                     ------------  ------------  ------------  --------------  --------------
Increase (decrease) in net assets                      (3,472,922)  (95,710,924)  (29,979,101)    (90,315,508)   (188,846,533)
Net assets at beginning of period                     224,613,412   329,543,706   264,756,446   1,830,151,862   1,845,782,701
                                                     ------------  ------------  ------------  --------------  --------------
Net assets at end of period                          $221,140,490  $233,832,782  $234,777,345  $1,739,836,354  $1,656,936,168
                                                     ============  ============  ============  ==============  ==============
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)                      $  1,948,544  $  9,389,144  $  5,281,353  $   23,742,710  $   18,570,486
   Net realized gain (loss)                             6,410,171     3,388,734       178,525      36,738,079      60,434,684
   Capital gain distribution from mutual funds          1,450,223     4,554,181     3,858,679      67,238,277     119,070,081
   Change in net unrealized appreciation
    (depreciation) of investments                       2,482,995    23,538,005    43,574,067      18,992,489     (32,096,293)
                                                     ------------  ------------  ------------  --------------  --------------
     Increase (decrease) in net assets resulting
       from operations                                 12,291,933    40,870,064    52,892,624     146,711,555     165,978,958
                                                     ------------  ------------  ------------  --------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract Owners              24,911,450    17,848,517     9,866,609     117,107,049      79,231,778
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                     (23,638,801)  (23,714,006)  (24,159,576)   (163,825,934)   (151,340,634)
   Annuity Benefit Payments                                  (585)       (4,897)       (4,123)       (321,528)        (42,449)
   Transfers Between Subaccounts (including fixed
    account), Net                                      (2,543,487)   65,645,029    (5,270,983)    (15,450,292)     15,471,753
   Contract Maintenance Charge                            (31,350)      (23,330)      (35,701)       (187,491)       (199,207)
   Adjustments to Net Assets Allocated to
    Contracts in Payout Period                                 31         1,143       (11,335)       (402,776)        (15,883)
                                                     ------------  ------------  ------------  --------------  --------------
     Increase (decrease) in net assets resulting
       from principal transactions                     (1,302,742)   59,752,456   (19,615,109)    (63,080,972)    (56,894,642)
                                                     ------------  ------------  ------------  --------------  --------------
Increase (decrease) in net assets                      10,989,191   100,622,520    33,277,515      83,630,583     109,084,316
Net assets at beginning of period                     213,624,221   228,921,186   231,478,931   1,746,521,279   1,736,698,385
                                                     ------------  ------------  ------------  --------------  --------------
Net assets at end of period                          $224,613,412  $329,543,706  $264,756,446  $1,830,151,862  $1,845,782,701
                                                     ============  ============  ============  ==============  ==============

                            See accompanying notes

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   The Variable Annuity Life Insurance Company Separate Account A (the
   "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   The Separate Account includes the following variable annuity products:
   Portfolio Director, Group Unit Purchase, Group Fixed and Variable Annuity (GTS-VA), IMPACT, Independence Plus, Potentia, Equity Director, Portfolio Director Group Unallocated VA, Polaris Choice Elite, and Polaris Platinum Elite.

   The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is AIG Capital Services, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

   VALIC serves as the investment adviser to the VALIC Company I and II series. VALIC Retirement Services Company, a direct, wholly-owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to the VALIC Company I and II series. SunAmerica Asset Management LLC ("SAAMCO"), an affiliate of VALIC, serves as investment sub-adviser to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

   The Separate Account is comprised of 117 Sub-accounts. Each Sub-account, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

VALIC COMPANY I FUNDS

Capital Conservation Fund              Blue Chip Growth Fund
Money Market I Fund                    Health Sciences Fund
Mid Cap Index Fund                     Value Fund
Asset Allocation Fund                  Broad Cap Value Income Fund
Government Securities Fund             Large Cap Core Fund
Stock Index Fund                       Inflation Protected Fund
International Equities Index Fund      Growth Fund
Global Social Awareness Fund           Large Capital Growth Fund
International Government Bond Fund     Mid Cap Strategic Growth Fund
Small Cap Index Fund                   Small Cap Special Values Fund
Core Equity Fund                       Small Mid Growth Fund
Growth & Income Fund                   Small Cap Aggressive Growth Fund
Science & Technology Fund              Emerging Economies Fund
Small Cap Fund                         Global Strategy Fund
International Growth Fund              Foreign Value Fund
Dividend Value Fund                    Global Real Estate Fund
Nasdaq-100(R) Index Fund               Dynamic Allocation Fund

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION (CONTINUED)

VALIC COMPANY II FUNDS

International Opportunities Fund       Money Market II Fund
Small Cap Growth Fund                  Aggressive Growth Lifestyle Fund
Small Cap Value Fund                   Moderate Growth Lifestyle Fund
Mid Cap Growth Fund                    Conservative Growth Lifestyle Fund
Mid Cap Value Fund                     Core Bond Fund
Capital Appreciation Fund              Strategic Bond Fund
Large Cap Value Fund                   High Yield Bond Fund
Socially Responsible Fund

SUNAMERICA SERIES TRUST FUNDS

SAST Alliance Growth Portfolio Class 3 SAST Growth-Income Portfolio Class 3
SAST American Funds Asset Allocation   SAST High-Yield Bond Portfolio Class 3
Portfolio Class 3                      SAST International Diversified
SAST American Funds Global Growth      Equities Portfolio
Portfolio Class                        SAST Marsico Focused Growth Portfolio
SAST American Funds Growth Portfolio   Class 3
Class 3                                SAST MFS Massachusetts Investors
SAST American Funds Growth-Income      Trust Portfolio C
Portfolio Class                        SAST MFS Total Return Portfolio
SAST Balanced Portfolio Class 3        Class 3
SAST Blue Chip Growth Portfolio        SAST Mid-Cap Growth Portfolio Class 3
Class 3                                SAST Protected Asset Allocation SAST
SAST Capital Growth Portfolio Class 3  Portfolio Cla
SAST Cash Management Portfolio Class 3 SAST Real Estate Portfolio Class 3 SAST Corporate Bond Portfolio Class 3 SAST Small & Mid Cap Value Portfolio
SA Legg Mason BW Large Cap Value       Class 3
Portfolio Class 3                      SAST Small Company Value Portfolio
SAST Dogs of Wall Street Portfolio     Class 3
Class 3                                SAST SunAmerica Dynamic Strategy
SAST Dynamic Allocation Portfolio      Portfolio Class 3
Class 3                                SAST Technology Portfolio Class 3
SAST Emerging Markets Portfolio        SAST Telecom Utility Portfolio Class 3
Class 3                                SAST Total Return Bond Portfolio
SAST Equity Opportunities Portfolio    Class 3
Class 3                                SAST VCP Total Return Balanced
SAST Foreign Value Portfolio Class 3   Portfolio
SAST Global Bond Portfolio Class 3     SAST VCP Value Portfolio
SAST Growth Opportunities Portfolio
Class 3

SEASONS SERIES TRUST FUNDS

SST Allocation Balanced Portfolio
Class 3
SST Allocation Growth Portfolio
Class 3
SST Allocation Moderate Growth
Portfolio Class 3
SST Allocation Moderate Portfolio
Class 3
SST Real Return Portfolio Class 3

ANCHOR SERIES TRUST FUNDS

AST Capital Appreciation Portfolio
Class 3
AST Government and Quality Bond
Portfolio Class 3

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OTHER FUNDS

American Beacon Holland Large Cap      T Rowe Price Retirement 2040 Fund
Growth Fund I                          T Rowe Price Retirement 2045 Fund
Ariel Appreciation Fund                T Rowe Price Retirement 2050 Fund
Ariel Fund                             T Rowe Price Retirement 2055 Fund
Franklin Income Securities Fund        T Rowe Price Retirement 2060 Fund
Invesco Balanced-Risk Commodity        Vanguard LifeStrategy Conservative
Strategy Fund R5                       Growth Fund
Invesco VI Comstock Fund Series II     Vanguard LifeStrategy Growth Fund
Invesco VI Growth and Income Fund      Vanguard LifeStrategy Moderate Growth
Series II                              Fund
Lord Abbett Growth and Income          Vanguard Long-Term Investment-Grade
Portfolio Class VC                     Fund
SunAmerica 2020 High Watermark Fund    Vanguard Long-Term Treasury Fund
T Rowe Price Retirement 2015 Fund      Vanguard Wellington Fund
T Rowe Price Retirement 2020 Fund      Vanguard Windsor II Fund
T Rowe Price Retirement 2025 Fund
T Rowe Price Retirement 2030 Fund
T Rowe Price Retirement 2035 Fund

   The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

   In addition to the 117 Sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the product prospectus for the available Funds and fixed account.

   Net premiums from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   USE OF ESTIMATES: The preparation of financial statements in conformity with
   ----------------
   accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   INVESTMENT VALUATION: Investments in the Funds are valued at the net asset
   --------------------
   value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Purchases and sales
   -----------------------------------------------------
   of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

   RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: Participants are able to elect
   -----------------------------------------
   assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $(1,155,898) and $(966,169) for the years ended December 31, 2015 and 2014, respectively. These amounts are included in the Adjustments to Net Assets Allocated to Contracts in Payout Period in the Statements of Changes in Net Assets.

   ACCUMULATION UNITS: Accumulation units are the basic valuation unit of a
   ------------------
   deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

   FEDERAL INCOME TAXES: VALIC qualifies for federal income tax treatment
   --------------------
   granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1-- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

   Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2015 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2015, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2015, is presented.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   MORTALITY AND EXPENSE RISK CHARGE: Deductions for mortality and expense
   ---------------------------------
   risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each product is shown in the table below. The charges range from 0.00% to 2.10% based on the average daily net asset value of each sub-account. The exact rate depends on the particular product issued and the sub-account selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statements of Operations.

 PRODUCTS                               RISK CHARGES
 -------------------------------------  -------------------------------------
 Group Fixed and Variable Annuity       0.85% on the first $10 million
 (GTS-VA)                               0.425% on the next $90 million
                                        0.21% on the excess over $100 million

 Group Unit Purchase (GUP)              1.00%

 Portfolio Director                     0.15% - 1.25%
 Impact
 Independence Plus

 Portfolio Director Group Unallocated   0.00%
 VA

 Potentia                               0.95% - 1.45%

 Polaris Choice Elite                   1.30% - 1.90%
 Polaris Platinum Elite

 Equity Director                        1.60% - 2.10%

   Mortality and expense risk charges of the Separate Account's Group Unit Purchase and GTS-VA products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

 PRODUCTS                               EXPENSE LIMITATIONS
 -------------------------------------  -------------------------------------
 Group Unit Purchase (GUP)              1.4157% on the first $359,065,787
                                        1.36% on the next $40,934,213
                                        1.32% on the excess over $400 million

 GTS-VA                                 0.6966% on the first $25,434,267
                                        0.50% on the first $74,565,733
                                        0.25% on the excess over $100 million

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS (CONTINUED)

   SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or
   --------------------------------------------------
   their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the Sub-account investing in that Fund. In addition, VALIC currently reimburses or credits certain Sub-accounts a portion of VALIC's mortality and expense risk charges. The reimbursements are included on the reimbursement of expenses line of the Statement of Operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rate of 0.25%.

   ACCOUNT MAINTENANCE CHARGE: An account maintenance charge of $3.75 is
   --------------------------
   assessed on each contract (except those relating to GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the Sub-accounts. Account maintenance charges for all Sub-accounts in the Separate Account totaled $3,708,130 and $3,793,341 for the years ended December 31, 2015 and 2014, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

   SURRENDER CHARGE: When money is withdrawn from a participant's account, a
   ----------------
   surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $4,503,705 and $4,447,373 for the years ended
   December 31, 2015 and 2014, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all Sub-accounts presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

   SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments into GUP and
   -------------------------------
   GTS-VA are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $4,995 and $18 for the year ended December 31, 2015, in sales and administrative charges on variable annuity purchase payments for GUP and GTS-VA, respectively. VALIC received $3,343 and $367 for the year ended December 31, 2014, in sales and administrative charges on variable annuity purchase payments for Sub-accounts GUP and GTS-VA, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all Sub-accounts presented in the Separate Account. These charges are included as part of the payments received from contract owners line of the Statement of Changes in Net Assets.

   PREMIUM TAX CHARGE: Taxes on purchase payments are imposed by some states,
   ------------------
   cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

   GUARANTEED MINIMUM WITHDRAWAL CHARGE: An optional annualized fee percentage
   ------------------------------------
   of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all Sub-accounts in the Separate Account totaled $23,636,363 and $23,366,722 for the years ended December 31, 2015 and 2014, respectively. These charges are paid by redemption of units outstanding and are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                          Proceeds from
Sub-accounts                                            Cost of Purchases     Sales
------------------------------------------------------- ----------------- -------------
American Beacon Holland Large Cap Growth Fund I            $ 9,556,513     $10,106,890
Ariel Appreciation Fund                                     56,516,605      84,191,980
Ariel Fund                                                  70,032,589      55,864,512
AST Capital Appreciation Portfolio Class 3                     483,095          29,217
AST Government and Quality Bond Portfolio Class 3              353,796          29,548
Franklin Income Securities Fund                                484,303           5,723
Invesco Balanced-Risk Commodity Strategy Fund R5            51,878,414      11,553,535
Invesco VI Comstock Fund Series II                             308,082          25,910
Invesco VI Growth and Income Fund Series II                    374,428          29,680
Lord Abbett Growth and Income Portfolio Class VC                10,657              90
SAST Alliance Growth Portfolio Class 3                          71,972              35
SAST American Funds Asset Allocation Portfolio Class 3         100,356           2,233
SAST American Funds Global Growth Portfolio Class 3            197,506          17,423
SAST American Funds Growth Portfolio Class 3                   219,996          20,804
SAST American Funds Growth-Income Portfolio Class 3            106,751          10,052
SAST Balanced Portfolio Class 3                                113,010             198
SAST Blue Chip Growth Portfolio Class 3                        119,115           7,797
SAST Capital Growth Portfolio Class 3                          140,527          11,453
SAST Cash Management Portfolio Class 3                          53,158           1,844
SAST Corporate Bond Portfolio Class 3                          404,274          48,758
SA Legg Mason BW Large Cap Value Class 3                       206,770          14,972
SAST Dogs of Wall Street Portfolio Class 3                     205,337          24,612
SAST Dynamic Allocation Portfolio Class 3                   21,983,578          13,352
SAST Emerging Markets Portfolio Class 3                         69,745           7,255
SAST Equity Opportunities Portfolio Class 3                    481,086          16,026
SAST Foreign Value Portfolio Class 3                           130,564          10,999
SAST Global Bond Portfolio Class 3                             155,895           8,271
SAST Growth Opportunities Portfolio Class 3                     22,644              71
SAST Growth-Income Portfolio Class 3                           317,615          26,494
SAST High-Yield Bond Portfolio Class 3                         105,950          13,894
SAST International Diversified Equities Portfolio              119,167          11,106
SAST Marsico Focused Growth Portfolio Class 3                  125,245          11,250
SAST MFS Massachusetts Investors Trust Portfolio               330,225          26,394
SAST MFS Total Return Portfolio Class 3                         56,993             580
SAST Mid-Cap Growth Portfolio Class 3                           74,198          12,546
SAST Protected Asset Allocation SAST Portfolio Class 3       5,186,337          66,094
SAST Real Estate Portfolio Class 3                              12,877             132
SAST Small & Mid Cap Value Portfolio Class 3                   110,259          19,841
SAST Small Company Value Portfolio Class 3                      94,355           7,361
SAST SunAmerica Dynamic Strategy Portfolio Class 3          19,418,629          42,982
SAST Technology Portfolio Class 3                               34,482           6,350
SAST Telecom Utility Portfolio Class 3                           1,500               1
SAST Total Return Bond Portfolio Class 3                       664,141          61,017
SAST VCP Total Return Balanced Portfolio                     3,800,701           8,290
SAST VCP Value Portfolio                                     4,549,578          44,612
SST Allocation Balanced Portfolio Class 3                       64,783             349
SST Allocation Growth Portfolio Class 3                        199,640             728
SST Allocation Moderate Growth Portfolio Class 3               551,601           3,100
SST Allocation Moderate Portfolio Class 3                       37,942             148
SST Real Return Portfolio Class 3                              146,767           9,479
SunAmerica 2020 High Watermark Fund                            233,800       1,892,399
T Rowe Price Retirement 2015 Fund                            4,204,881       2,082,137
T Rowe Price Retirement 2020 Fund                            7,498,915         384,365
T Rowe Price Retirement 2025 Fund                            5,611,310         407,139
T Rowe Price Retirement 2030 Fund                            5,399,277         114,438
T Rowe Price Retirement 2035 Fund                            3,548,490         111,040
T Rowe Price Retirement 2040 Fund                            4,026,538         257,557
T Rowe Price Retirement 2045 Fund                            2,355,706         291,851
T Rowe Price Retirement 2050 Fund                            1,385,347         233,648
T Rowe Price Retirement 2055 Fund                              597,375          28,054
T Rowe Price Retirement 2060 Fund                              779,200         315,747

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                   Proceeds from
Sub-accounts                                     Cost of Purchases     Sales
------------------------------------------------ ----------------- -------------
VALIC Co. I Asset Allocation Fund                  $ 24,078,055    $ 19,985,499
VALIC Co. I Blue Chip Growth Fund                    86,717,466      42,725,588
VALIC Co. I Broad Cap Value Income Fund               9,142,993      10,039,521
VALIC Co. I Capital Conservation Fund                19,773,941      30,743,523
VALIC Co. I Core Equity Fund                          3,488,197      31,116,687
VALIC Co. I Dividend Value Fund                      76,114,325     139,735,273
VALIC Co. I Dynamic Allocation Fund                  14,660,101      22,039,785
VALIC Co. I Emerging Economies Fund                  71,122,809      70,518,005
VALIC Co. I Foreign Value Fund                       50,741,673      81,430,240
VALIC Co. I Global Real Estate Fund                  45,403,998      68,019,382
VALIC Co. I Global Social Awareness Fund             14,440,926      59,804,584
VALIC Co. I Global Strategy Fund                     39,176,233      46,766,893
VALIC Co. I Government Securities Fund               15,453,676      29,067,672
VALIC Co. I Growth & Income Fund                     15,958,958      20,518,282
VALIC Co. I Growth Fund                             195,255,350     112,796,614
VALIC Co. I Health Sciences Fund                    217,304,201      37,982,119
VALIC Co. I Inflation Protected Fund                 60,968,241      49,342,233
VALIC Co. I International Equities Index Fund       198,901,768     168,999,751
VALIC Co. I International Government Bond Fund       26,674,865      40,263,094
VALIC Co. I International Growth Fund                30,580,159      82,603,736
VALIC Co. I Large Cap Core Fund                      33,704,432      26,484,783
VALIC Co. I Large Capital Growth Fund                77,488,402      38,588,943
VALIC Co. I Mid Cap Index Fund                      276,839,045     295,908,903
VALIC Co. I Mid Cap Strategic Growth Fund            45,168,520      39,976,760
VALIC Co. I Money Market I Fund                      71,479,515      81,798,184
VALIC Co. I Nasdaq-100 Index Fund                    37,626,157      23,297,779
VALIC Co. I Science & Technology Fund               108,709,364      91,762,308
VALIC Co. I Small Cap Aggressive Growth Fund         48,452,966      17,660,369
VALIC Co. I Small Cap Fund                           54,907,907      43,884,336
VALIC Co. I Small Cap Index Fund                    117,626,812     142,553,736
VALIC Co. I Small Cap Special Values Fund            22,470,023      26,625,464
VALIC Co. I Small Mid Growth Fund                    40,837,082      13,366,853
VALIC Co. I Stock Index Fund                        282,064,824     460,903,276
VALIC Co. I Value Fund                                4,132,681      13,330,046
VALIC Co. II Aggressive Growth Lifestyle Fund        82,027,730      37,160,088
VALIC Co. II Capital Appreciation Fund                2,215,854       6,798,815
VALIC Co. II Conservative Growth Lifestyle Fund      50,656,243      33,663,030
VALIC Co. II Core Bond Fund                         284,440,560      47,367,449
VALIC Co. II High Yield Bond Fund                    94,319,486      43,768,231
VALIC Co. II International Opportunities Fund        62,059,307      51,706,346
VALIC Co. II Large Cap Value Fund                    11,204,174      22,697,109
VALIC Co. II Mid Cap Growth Fund                     35,146,792      15,734,270
VALIC Co. II Mid Cap Value Fund                     143,041,694      77,294,287
VALIC Co. II Moderate Growth Lifestyle Fund         116,910,544      51,179,021
VALIC Co. II Money Market II Fund                    65,722,680      55,002,469
VALIC Co. II Small Cap Growth Fund                   19,070,566      18,836,836
VALIC Co. II Small Cap Value Fund                    96,476,145     103,764,097
VALIC Co. II Socially Responsible Fund               53,943,469      39,338,128
VALIC Co. II Strategic Bond Fund                     47,747,354      55,519,562
Vanguard LifeStrategy Conservative Growth Fund       13,245,716      12,013,503
Vanguard LifeStrategy Growth Fund                    20,798,646      17,993,453
Vanguard LifeStrategy Moderate Growth Fund           27,032,928      20,798,888
Vanguard Long-Term Investment-Grade Fund             44,103,587     113,945,975
Vanguard Long-Term Treasury Fund                     28,230,104      41,226,133
Vanguard Wellington Fund                            146,246,687     128,411,967
Vanguard Windsor II Fund                            145,032,420     153,586,365

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts
                                           with a
                                           Total    Accumulation   Accumulation   Net Increase
Sub-accounts                             Expense of Units Issued  Units Redeemed   (Decrease)
---------------------------------------  ---------- ------------- --------------  ------------
American Beacon Holland Large Cap
  Growth Fund I                             0.60%        4,901.00     (25,503.00)     (20,602) (2)
American Beacon Holland Large Cap
  Growth Fund I                             0.80%    1,157,832.00  (2,475,688.00)  (1,317,856) (2)
American Beacon Holland Large Cap
  Growth Fund I                             1.00%      582,455.00  (3,015,812.00)  (2,433,357) (2), (3), (4), (5)
American Beacon Holland Large Cap
  Growth Fund I                             1.85%        4,237.00     (31,714.00)     (27,477) (6)
Ariel Appreciation Fund                     0.40%      340,040.00    (461,971.00)    (121,931) (2)
Ariel Appreciation Fund                     0.60%      144,084.00    (373,660.00)    (229,576) (2)
Ariel Appreciation Fund                     0.80%    1,369,528.00  (4,437,512.00)  (3,067,984) (2)
Ariel Appreciation Fund                     1.00%    3,118,609.00 (19,985,328.00) (16,866,719) (2), (3), (4), (5)
Ariel Appreciation Fund                     1.85%        2,468.00      (9,103.00)      (6,635) (6)
Ariel Fund                                  0.40%    1,210,626.00    (686,566.00)     524,060  (2)
Ariel Fund                                  0.60%      263,133.00    (134,122.00)     129,011  (2)
Ariel Fund                                  0.80%    1,323,224.00  (5,465,749.00)  (4,142,525) (2)
Ariel Fund                                  1.00%      948,126.00  (9,816,871.00)  (8,868,745) (2), (3), (4), (5)
Ariel Fund                                  1.85%        7,203.00     (14,759.00)      (7,556) (6)
AST Capital Appreciation Portfolio
  Class 3                                   1.30%        5,660.00        (374.00)       5,286  (7), (8)
AST Capital Appreciation Portfolio
  Class 3                                   1.55%        1,092.00        (244.00)         848  (7), (8)
AST Capital Appreciation Portfolio
  Class 3                                   1.65%       12,427.00        (605.00)      11,822  (7), (8)
AST Capital Appreciation Portfolio
  Class 3                                   1.90%          154.00             --          154  (7), (8)
AST Government and Quality Bond
  Portfolio Class 3                         1.30%       13,732.00      (1,396.00)      12,336  (7), (8)
AST Government and Quality Bond
  Portfolio Class 3                         1.55%        3,795.00        (835.00)       2,960  (7), (8)
AST Government and Quality Bond
  Portfolio Class 3                         1.65%       10,178.00         (66.00)      10,112  (7), (8)
AST Government and Quality Bond
  Portfolio Class 3                         1.90%        1,082.00          (1.00)       1,081  (7), (8)
Franklin Income Securities Fund             1.30%       29,496.00        (288.00)      29,208  (7), (8)
Franklin Income Securities Fund             1.55%          246.00             --          246  (7), (8)
Franklin Income Securities Fund             1.65%        1,243.00             --        1,243  (7), (8)
Franklin Income Securities Fund             1.90%        7,048.00             --        7,048  (7), (8)
Invesco Balanced-Risk Commodity
  Strategy Fund R5                          0.60%      561,106.00    (146,843.00)     414,263  (7), (8)
Invesco Balanced-Risk Commodity
  Strategy Fund R5                          0.80%   10,296,380.00  (2,396,588.00)   7,899,792  (7), (8)
Invesco Balanced-Risk Commodity
  Strategy Fund R5                          1.00%   70,992,269.00 (14,947,815.00)  56,044,454  (7), (8)
Invesco Balanced-Risk Commodity
  Strategy Fund R5                          1.85%        9,050.00      (1,608.00)       7,442  (7), (8)
Invesco VI Comstock Fund Series II          1.30%       10,492.00      (1,029.00)       9,463  (7), (8)
Invesco VI Comstock Fund Series II          1.55%        2,990.00        (680.00)       2,310  (7), (8)
Invesco VI Comstock Fund Series II          1.65%        6,387.00         (50.00)       6,337  (7), (8)
Invesco VI Comstock Fund Series II          1.90%          465.00             --          465  (7), (8)
Invesco VI Growth and Income Fund
  Series II                                 1.30%       11,190.00      (1,147.00)      10,043  (7), (8)
Invesco VI Growth and Income Fund
  Series II                                 1.55%        3,373.00        (766.00)       2,607  (7), (8)
Invesco VI Growth and Income Fund
  Series II                                 1.65%        7,012.00         (58.00)       6,954  (7), (8)
Invesco VI Growth and Income Fund
  Series II                                 1.90%          541.00             --          541  (7), (8)
Lord Abbett Growth and Income Portfolio
  Class VC                                  1.30%          170.00          (1.00)         169  (7), (8)
Lord Abbett Growth and Income Portfolio
  Class VC                                  1.55%          634.00          (4.00)         630  (7), (8)
SAST Alliance Growth Portfolio Class 3      1.30%        3,638.00             --        3,638  (7), (8)
SAST American Funds Asset Allocation
  Portfolio Class 3                         1.30%          766.00          (9.00)         757  (7), (8)
SAST American Funds Global Growth
  Portfolio Class 3                         1.30%        7,232.00        (398.00)       6,834  (7), (8)
SAST American Funds Global Growth
  Portfolio Class 3                         1.55%        1,173.00        (260.00)         913  (7), (8)
SAST American Funds Global Growth
  Portfolio Class 3                         1.65%        2,617.00        (410.00)       2,207  (7), (8)
SAST American Funds Global Growth
  Portfolio Class 3                         1.90%          144.00             --          144  (7), (8)
SAST American Funds Growth Portfolio
  Class 3                                   1.30%        9,622.00        (315.00)       9,307  (7), (8)
SAST American Funds Growth Portfolio
  Class 3                                   1.55%          809.00        (178.00)         631  (7), (8)
SAST American Funds Growth Portfolio
  Class 3                                   1.65%        2,672.00        (831.00)       1,841  (7), (8)
SAST American Funds Growth Portfolio
  Class 3                                   1.90%          151.00             --          151  (7), (8)
SAST American Funds Growth-Income
  Portfolio Class 3                         1.30%        5,574.00        (144.00)       5,430  (7), (8)
SAST American Funds Growth-Income
  Portfolio Class 3                         1.55%          434.00         (94.00)         340  (7), (8)
SAST American Funds Growth-Income
  Portfolio Class 3                         1.65%          907.00        (432.00)         475  (7), (8)
SAST Balanced Portfolio Class 3             1.30%        7,085.00          (9.00)       7,076  (7), (8)
SAST Balanced Portfolio Class 3             1.55%          200.00             --          200  (7), (8)
SAST Blue Chip Growth Portfolio Class 3     1.30%        3,690.00        (263.00)       3,427  (7), (8)
SAST Blue Chip Growth Portfolio Class 3     1.55%          805.00        (176.00)         629  (7), (8)
SAST Blue Chip Growth Portfolio Class 3     1.65%        1,811.00         (14.00)       1,797  (7), (8)
SAST Blue Chip Growth Portfolio Class 3     1.90%          938.00         (13.00)         925  (7), (8)
SAST Capital Growth Portfolio Class 3       1.30%        4,935.00        (441.00)       4,494  (7), (8)
SAST Capital Growth Portfolio Class 3       1.55%        1,308.00        (285.00)       1,023  (7), (8)
SAST Capital Growth Portfolio Class 3       1.65%        2,724.00         (22.00)       2,702  (7), (8)
SAST Capital Growth Portfolio Class 3       1.90%          245.00             --          245  (7), (8)
SAST Cash Management Portfolio Class 3      1.30%        4,613.00        (166.00)       4,447  (7), (8)
SAST Cash Management Portfolio Class 3      1.90%          913.00             --          913  (7), (8)
SAST Corporate Bond Portfolio Class 3       1.30%        9,894.00      (1,012.00)       8,882  (7), (8)
SAST Corporate Bond Portfolio Class 3       1.55%        2,866.00        (643.00)       2,223  (7), (8)
SAST Corporate Bond Portfolio Class 3       1.65%       11,849.00      (1,330.00)      10,519  (7), (8)
SAST Corporate Bond Portfolio Class 3       1.90%          269.00          (3.00)         266  (7), (8)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts
                                           with a                Accumulation
                                           Total    Accumulation    Units     Net Increase
Sub-accounts                             Expense of Units Issued   Redeemed    (Decrease)
---------------------------------------- ---------- ------------ ------------ ------------
SA Legg Mason BW Large Cap Value Class 3    1.30%       6,776.00     (597.00)      6,179   (7), (8)
SA Legg Mason BW Large Cap Value Class 3    1.55%       1,795.00     (394.00)      1,401   (7), (8)
SA Legg Mason BW Large Cap Value Class 3    1.65%       4,074.00      (31.00)      4,043   (7), (8)
SA Legg Mason BW Large Cap Value Class 3    1.90%         330.00          --         330   (7), (8)
SAST Dogs of Wall Street Portfolio
  Class 3                                   1.30%       6,059.00     (378.00)      5,681   (7), (8)
SAST Dogs of Wall Street Portfolio
  Class 3                                   1.55%       1,126.00     (227.00)        899   (7), (8)
SAST Dogs of Wall Street Portfolio
  Class 3                                   1.65%       3,069.00     (719.00)      2,350   (7), (8)
SAST Dogs of Wall Street Portfolio
  Class 3                                   1.90%         194.00          --         194   (7), (8)
SAST Dynamic Allocation Portfolio
  Class 3                                   1.30%   1,747,209.00  (15,336.00)  1,731,873   (7), (8)
SAST Dynamic Allocation Portfolio
  Class 3                                   1.55%      49,817.00     (147.00)     49,670   (7), (8)
SAST Dynamic Allocation Portfolio
  Class 3                                   1.65%      26,453.00     (397.00)     26,056   (7), (8)
SAST Emerging Markets Portfolio Class 3     1.30%       3,800.00     (449.00)      3,351   (7), (8)
SAST Emerging Markets Portfolio Class 3     1.55%       1,264.00     (308.00)        956   (7), (8)
SAST Emerging Markets Portfolio Class 3     1.65%       1,798.00      (21.00)      1,777   (7), (8)
SAST Emerging Markets Portfolio Class 3     1.90%         111.00          --         111   (7), (8)
SAST Equity Opportunities Portfolio
  Class 3                                   1.30%      25,532.00     (561.00)     24,971   (7), (8)
SAST Equity Opportunities Portfolio
  Class 3                                   1.55%       1,653.00     (365.00)      1,288   (7), (8)
SAST Equity Opportunities Portfolio
  Class 3                                   1.65%       3,055.00      (29.00)      3,026   (7), (8)
SAST Equity Opportunities Portfolio
  Class 3                                   1.90%         233.00          --         233   (7), (8)
SAST Foreign Value Portfolio Class 3        1.30%       5,996.00     (591.00)      5,405   (7), (8)
SAST Foreign Value Portfolio Class 3        1.55%       1,773.00     (413.00)      1,360   (7), (8)
SAST Foreign Value Portfolio Class 3        1.65%       3,625.00      (29.00)      3,596   (7), (8)
SAST Foreign Value Portfolio Class 3        1.90%         310.00          --         310   (7), (8)
SAST Global Bond Portfolio Class 3          1.30%       7,226.00     (365.00)      6,861   (7), (8)
SAST Global Bond Portfolio Class 3          1.55%       1,167.00     (244.00)        923   (7), (8)
SAST Global Bond Portfolio Class 3          1.65%       3,735.00      (19.00)      3,716   (7), (8)
SAST Global Bond Portfolio Class 3          1.90%         622.00       (6.00)        616   (7), (8)
SAST Growth Opportunities Portfolio
  Class 3                                   1.30%       1,178.00          --       1,178   (7), (8)
SAST Growth-Income Portfolio Class 3        1.30%      10,241.00   (1,014.00)      9,227   (7), (8)
SAST Growth-Income Portfolio Class 3        1.55%       3,501.00     (666.00)      2,835   (7), (8)
SAST Growth-Income Portfolio Class 3        1.65%       6,056.00      (52.00)      6,004   (7), (8)
SAST Growth-Income Portfolio Class 3        1.90%         474.00          --         474   (7), (8)
SAST High-Yield Bond Portfolio Class 3      1.30%       3,126.00     (304.00)      2,822   (7), (8)
SAST High-Yield Bond Portfolio Class 3      1.55%         973.00     (220.00)        753   (7), (8)
SAST High-Yield Bond Portfolio Class 3      1.65%       3,569.00     (500.00)      3,069   (7), (8)
SAST International Diversified Equities
  Portfolio                                 1.30%       5,536.00     (605.00)      4,931   (7), (8)
SAST International Diversified Equities
  Portfolio                                 1.55%       1,775.00     (415.00)      1,360   (7), (8)
SAST International Diversified Equities
  Portfolio                                 1.65%       3,422.00      (31.00)      3,391   (7), (8)
SAST International Diversified Equities
  Portfolio                                 1.90%         216.00          --         216   (7), (8)
SAST Marsico Focused Growth Portfolio
  Class 3                                   1.30%       4,079.00     (397.00)      3,682   (7), (8)
SAST Marsico Focused Growth Portfolio
  Class 3                                   1.55%       1,145.00     (260.00)        885   (7), (8)
SAST Marsico Focused Growth Portfolio
  Class 3                                   1.65%       1,985.00      (20.00)      1,965   (7), (8)
SAST Marsico Focused Growth Portfolio
  Class 3                                   1.90%         145.00          --         145   (7), (8)
SAST MFS Massachusetts Investors Trust
  Portfolio                                 1.30%       9,554.00     (896.00)      8,658   (7), (8)
SAST MFS Massachusetts Investors Trust
  Portfolio                                 1.55%       2,674.00     (594.00)      2,080   (7), (8)
SAST MFS Massachusetts Investors Trust
  Portfolio                                 1.65%       6,127.00      (47.00)      6,080   (7), (8)
SAST MFS Massachusetts Investors Trust
  Portfolio                                 1.90%         498.00          --         498   (7), (8)
SAST MFS Total Return Portfolio Class 3     1.30%       1,951.00       (6.00)      1,945   (7), (8)
SAST MFS Total Return Portfolio Class 3     1.55%         323.00          --         323   (7), (8)
SAST MFS Total Return Portfolio Class 3     1.90%       1,760.00      (38.00)      1,722   (7), (8)
SAST Mid-Cap Growth Portfolio Class 3       1.30%         925.00          --         925   (7), (8)
SAST Mid-Cap Growth Portfolio Class 3       1.65%       2,431.00     (609.00)      1,822   (7), (8)
SAST Protected Asset Allocation SAST
  Portfolio Class 3                         1.30%     376,693.00   (7,156.00)    369,537   (7), (8)
SAST Protected Asset Allocation SAST
  Portfolio Class 3                         1.55%       7,727.00     (136.00)      7,591   (7), (8)
SAST Protected Asset Allocation SAST
  Portfolio Class 3                         1.65%      57,671.00     (740.00)     56,931   (7), (8)
SAST Real Estate Portfolio Class 3          1.30%       1,037.00       (9.00)      1,028   (7), (8)
SAST Real Estate Portfolio Class 3          1.55%          11.00          --          11   (7), (8)
SAST Small & Mid Cap Value Portfolio
  Class 3                                   1.30%       2,406.00     (232.00)      2,174   (7), (8)
SAST Small & Mid Cap Value Portfolio
  Class 3                                   1.55%         704.00     (158.00)        546   (7), (8)
SAST Small & Mid Cap Value Portfolio
  Class 3                                   1.65%       2,328.00     (727.00)      1,601   (7), (8)
SAST Small & Mid Cap Value Portfolio
  Class 3                                   1.90%         127.00          --         127   (7), (8)
SAST Small Company Value Portfolio
  Class 3                                   1.30%       3,692.00     (292.00)      3,400   (7), (8)
SAST Small Company Value Portfolio
  Class 3                                   1.55%         863.00     (196.00)        667   (7), (8)
SAST Small Company Value Portfolio
  Class 3                                   1.65%       1,433.00      (15.00)      1,418   (7), (8)
SAST Small Company Value Portfolio
  Class 3                                   1.90%         156.00          --         156   (7), (8)
SAST SunAmerica Dynamic Strategy
  Portfolio Class 3                         1.30%   1,569,251.00   (9,528.00)  1,559,723   (7), (8)
SAST SunAmerica Dynamic Strategy
  Portfolio Class 3                         1.55%      54,550.00     (163.00)     54,387   (7), (8)
SAST SunAmerica Dynamic Strategy
  Portfolio Class 3                         1.65%       3,449.00     (402.00)      3,047   (7), (8)
SAST Technology Portfolio Class 3           1.30%       1,494.00      (14.00)      1,480   (7), (8)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                  Contracts
                                                    with a
                                                    Total    Accumulation   Accumulation   Net Increase
Sub-accounts                                      Expense of Units Issued  Units Redeemed   (Decrease)
------------------------------------------------- ---------- ------------- --------------  ------------
SAST Technology Portfolio Class 3                    1.55%           88.00             --           88  (7), (8)
SAST Technology Portfolio Class 3                    1.65%          391.00        (391.00)          --  (7), (8)
SAST Telecom Utility Portfolio Class 3               1.55%          103.00             --          103  (7), (8)
SAST Total Return Bond Portfolio Class 3             1.30%       27,875.00      (1,712.00)      26,163  (7), (8)
SAST Total Return Bond Portfolio Class 3             1.55%        4,834.00      (1,067.00)       3,767  (7), (8)
SAST Total Return Bond Portfolio Class 3             1.65%       14,402.00      (1,535.00)      12,867  (7), (8)
SAST Total Return Bond Portfolio Class 3             1.90%          414.00             --          414  (7), (8)
SAST VCP Total Return Balanced Portfolio             1.30%      340,306.00      (2,535.00)     337,771  (7), (8)
SAST VCP Total Return Balanced Portfolio             1.55%        6,872.00         (60.00)       6,812  (7), (8)
SAST VCP Total Return Balanced Portfolio             1.65%          272.00             --          272  (7), (8)
SAST VCP Value Portfolio                             1.30%      391,799.00      (9,985.00)     381,814  (7), (8)
SAST VCP Value Portfolio                             1.55%        6,533.00         (66.00)       6,467  (7), (8)
SAST VCP Value Portfolio                             1.65%          258.00             --          258  (7), (8)
SST Allocation Balanced Portfolio Class 3            1.55%        4,272.00             --        4,272  (7), (8)
SST Allocation Growth Portfolio Class 3              1.30%       12,655.00             --       12,655  (7), (8)
SST Allocation Growth Portfolio Class 3              1.55%          875.00             --          875  (7), (8)
SST Allocation Moderate Growth Portfolio Class 3     1.30%        1,240.00          (2.00)       1,238  (7), (8)
SST Allocation Moderate Growth Portfolio Class 3     1.55%        1,129.00             --        1,129  (7), (8)
SST Allocation Moderate Growth Portfolio Class 3     1.65%       33,657.00             --       33,657  (7), (8)
SST Allocation Moderate Portfolio Class 3            1.55%        2,515.00             --        2,515  (7), (8)
SST Real Return Portfolio Class 3                    1.30%        5,981.00        (513.00)       5,468  (7), (8)
SST Real Return Portfolio Class 3                    1.55%        1,207.00        (259.00)         948  (7), (8)
SST Real Return Portfolio Class 3                    1.65%        5,100.00         (21.00)       5,079  (7), (8)
SST Real Return Portfolio Class 3                    1.90%          431.00             --          431  (7), (8)
SunAmerica 2020 High Watermark Fund                  0.85%              --      (2,360.00)      (2,360) (7), (8)
SunAmerica 2020 High Watermark Fund                  1.05%           12.00    (389,674.00)    (389,662) (7), (8)
SunAmerica 2020 High Watermark Fund                  1.25%          300.00  (1,172,116.00)  (1,171,816) (7), (8)
T Rowe Price Retirement 2015 Fund                    0.80%      255,493.00    (173,476.00)      82,017  (2)
T Rowe Price Retirement 2015 Fund                    1.00%    3,848,485.00  (1,900,267.00)   1,948,218  (2)
T Rowe Price Retirement 2020 Fund                    0.60%        2,382.00             --        2,382  (2)
T Rowe Price Retirement 2020 Fund                    0.80%      401,083.00    (125,426.00)     275,657  (2)
T Rowe Price Retirement 2020 Fund                    1.00%    6,806,091.00    (257,984.00)   6,548,107  (2)
T Rowe Price Retirement 2025 Fund                    0.60%        1,526.00             --        1,526  (2)
T Rowe Price Retirement 2025 Fund                    0.80%      367,703.00     (16,613.00)     351,090  (2)
T Rowe Price Retirement 2025 Fund                    1.00%    5,038,147.00    (387,597.00)   4,650,550  (2)
T Rowe Price Retirement 2030 Fund                    0.60%        2,562.00             --        2,562  (2)
T Rowe Price Retirement 2030 Fund                    0.80%      396,230.00     (10,451.00)     385,779  (2)
T Rowe Price Retirement 2030 Fund                    1.00%    4,733,418.00     (99,077.00)   4,634,341  (2)
T Rowe Price Retirement 2035 Fund                    0.60%        4,147.00             --        4,147  (2)
T Rowe Price Retirement 2035 Fund                    0.80%      227,615.00     (14,168.00)     213,447  (2)
T Rowe Price Retirement 2035 Fund                    1.00%    3,137,695.00     (93,446.00)   3,044,249  (2)
T Rowe Price Retirement 2040 Fund                    0.60%          819.00             --          819  (2)
T Rowe Price Retirement 2040 Fund                    0.80%      179,108.00      (6,151.00)     172,957  (2)
T Rowe Price Retirement 2040 Fund                    1.00%    3,658,146.00    (240,985.00)   3,417,161  (2)
T Rowe Price Retirement 2045 Fund                    0.60%        7,625.00             --        7,625  (2)
T Rowe Price Retirement 2045 Fund                    0.80%      153,622.00      (1,320.00)     152,302  (2)
T Rowe Price Retirement 2045 Fund                    1.00%    2,094,856.00    (293,864.00)   1,800,992  (2)
T Rowe Price Retirement 2050 Fund                    0.60%          191.00             --          191  (2)
T Rowe Price Retirement 2050 Fund                    0.80%      263,155.00    (159,256.00)     103,899  (2)
T Rowe Price Retirement 2050 Fund                    1.00%    1,053,026.00     (79,531.00)     973,495  (2)
T Rowe Price Retirement 2055 Fund                    0.40%       85,666.00      (9,356.00)      76,310  (2)
T Rowe Price Retirement 2055 Fund                    0.60%        5,038.00          (1.00)       5,037  (2)
T Rowe Price Retirement 2055 Fund                    1.00%      481,159.00     (18,056.00)     463,103  (2)
T Rowe Price Retirement 2060 Fund                    0.40%      191,621.00    (152,582.00)      39,039  (2)
T Rowe Price Retirement 2060 Fund                    1.00%      578,427.00    (172,196.00)     406,231  (2)
VALIC Co. I Asset Allocation Fund                    0.60%       10,502.00     (14,620.00)      (4,118) (2)
VALIC Co. I Asset Allocation Fund                    0.80%      256,416.00    (398,716.00)    (142,300) (2)
VALIC Co. I Asset Allocation Fund                    1.00%    1,098,455.00  (2,027,058.00)    (928,603) (2), (3), (4), (5)
VALIC Co. I Asset Allocation Fund                    1.85%       10,165.00     (70,395.00)     (60,230) (6)
VALIC Co. I Blue Chip Growth Fund                    0.00%      597,224.00      (1,098.00)     596,126  (9)
VALIC Co. I Blue Chip Growth Fund                    0.60%      508,828.00    (316,105.00)     192,723  (2)
VALIC Co. I Blue Chip Growth Fund                    0.80%    7,494,596.00  (4,576,623.00)   2,917,973  (2)
VALIC Co. I Blue Chip Growth Fund                    1.00%   10,219,979.00 (16,187,253.00)  (5,967,274) (2), (3), (4), (5)
VALIC Co. I Blue Chip Growth Fund                    1.85%    1,924,806.00    (639,390.00)   1,285,416  (6)
VALIC Co. I Broad Cap Value Income Fund              0.60%      328,838.00    (713,150.00)    (384,312) (2)
VALIC Co. I Broad Cap Value Income Fund              0.80%    1,185,823.00  (1,159,830.00)      25,993  (2)
VALIC Co. I Broad Cap Value Income Fund              1.00%    2,442,650.00  (3,427,128.00)    (984,478) (2), (3), (4), (5)
VALIC Co. I Broad Cap Value Income Fund              1.85%       57,605.00    (210,643.00)    (153,038) (6)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts with a Accumulation Units Accumulation Units Net Increase
Sub-accounts                             Total Expense of       Issued            Redeemed       (Decrease)
---------------------------------------- ---------------- ------------------ ------------------ ------------
VALIC Co. I Capital Conservation Fund          0.60%           604,665.00         (150,635.00)      454,030  (2)
VALIC Co. I Capital Conservation Fund          0.80%         1,450,576.00       (2,705,116.00)   (1,254,540) (2)
VALIC Co. I Capital Conservation Fund          1.00%         2,371,797.00       (4,661,998.00)   (2,290,201) (2), (3), (4), (5)
VALIC Co. I Capital Conservation Fund          1.85%            36,009.00         (881,037.00)     (845,028) (6)
VALIC Co. I Core Equity Fund                   0.40%               210.00          (10,338.00)      (10,128) (2)
VALIC Co. I Core Equity Fund                   0.60%            22,086.00          (50,039.00)      (27,953) (2)
VALIC Co. I Core Equity Fund                   0.80%           151,370.00       (2,189,176.00)   (2,037,806) (2)
VALIC Co. I Core Equity Fund                   1.00%           171,353.00       (6,217,848.00)   (6,046,495) (2), (3), (4), (5)
VALIC Co. I Core Equity Fund                   1.85%             5,114.00           (7,797.00)       (2,683) (6)
VALIC Co. I Dividend Value Fund                0.40%                 2.00          (24,869.00)      (24,867) (2)
VALIC Co. I Dividend Value Fund                0.60%           179,898.00         (254,541.00)      (74,643) (2)
VALIC Co. I Dividend Value Fund                0.80%         2,181,763.00       (9,544,730.00)   (7,362,967) (2)
VALIC Co. I Dividend Value Fund                1.00%         7,369,304.00      (40,384,885.00)  (33,015,581) (2), (3), (4), (5)
VALIC Co. I Dividend Value Fund                1.85%           347,705.00         (358,477.00)      (10,772) (6)
VALIC Co. I Dynamic Allocation Fund            0.60%            34,194.00          (88,152.00)      (53,958) (2)
VALIC Co. I Dynamic Allocation Fund            0.80%         1,758,171.00       (1,048,368.00)      709,803  (2)
VALIC Co. I Dynamic Allocation Fund            1.00%         8,521,342.00      (15,578,029.00)   (7,056,687) (2), (3), (4), (5)
VALIC Co. I Dynamic Allocation Fund            1.85%         2,997,812.00         (513,830.00)    2,483,982  (6)
VALIC Co. I Emerging Economies Fund            0.40%         2,810,553.00       (1,781,921.00)    1,028,632  (2)
VALIC Co. I Emerging Economies Fund            0.60%           870,456.00         (395,202.00)      475,254  (2)
VALIC Co. I Emerging Economies Fund            0.80%        21,885,668.00      (17,534,604.00)    4,351,064  (2)
VALIC Co. I Emerging Economies Fund            1.00%        45,677,103.00      (56,022,372.00)  (10,345,269) (2), (3), (4), (5)
VALIC Co. I Emerging Economies Fund            1.45%             6,014.00          (16,975.00)      (10,961) (1)
VALIC Co. I Emerging Economies Fund            1.85%           226,096.00         (342,043.00)     (115,947) (6)
VALIC Co. I Foreign Value Fund                 0.00%           671,825.00           (3,728.00)      668,097  (9)
VALIC Co. I Foreign Value Fund                 0.40%             4,725.00          (50,069.00)      (45,344) (2)
VALIC Co. I Foreign Value Fund                 0.60%           437,039.00         (428,856.00)        8,183  (2)
VALIC Co. I Foreign Value Fund                 0.80%        10,117,937.00      (16,955,209.00)   (6,837,272) (2)
VALIC Co. I Foreign Value Fund                 1.00%        12,062,979.00      (39,015,247.00)  (26,952,268) (2), (3), (4), (5)
VALIC Co. I Foreign Value Fund                 1.85%           240,354.00         (493,703.00)     (253,349) (6)
VALIC Co. I Global Real Estate Fund            0.60%           312,703.00         (145,953.00)      166,750  (2)
VALIC Co. I Global Real Estate Fund            0.80%         1,958,942.00       (3,055,034.00)   (1,096,092) (2)
VALIC Co. I Global Real Estate Fund            1.00%        17,374,678.00      (46,459,884.00)  (29,085,206) (2), (3), (4), (5)
VALIC Co. I Global Real Estate Fund            1.85%            28,698.00          (34,178.00)       (5,480) (6)
VALIC Co. I Global Social Awareness Fund       0.40%                 3.00          (45,269.00)      (45,266) (2)
VALIC Co. I Global Social Awareness Fund       0.60%           141,143.00         (335,941.00)     (194,798) (2)
VALIC Co. I Global Social Awareness Fund       0.80%           355,730.00       (3,813,514.00)   (3,457,784) (2)
VALIC Co. I Global Social Awareness Fund       1.00%           704,436.00       (5,508,090.00)   (4,803,654) (2), (3), (4), (5)
VALIC Co. I Global Social Awareness Fund       1.45%               226.00                  --           226  (1)
VALIC Co. I Global Social Awareness Fund       1.85%             2,164.00             (911.00)        1,253  (6)
VALIC Co. I Global Strategy Fund               0.60%         1,092,333.00         (390,245.00)      702,088  (2)
VALIC Co. I Global Strategy Fund               0.80%         1,235,096.00       (7,177,184.00)   (5,942,088) (2)
VALIC Co. I Global Strategy Fund               1.00%         3,280,931.00      (15,033,519.00)  (11,752,588) (2), (3), (4), (5)
VALIC Co. I Global Strategy Fund               1.85%           105,859.00          (66,490.00)       39,369  (6)
VALIC Co. I Government Securities Fund         0.60%            62,219.00         (306,989.00)     (244,770) (2)
VALIC Co. I Government Securities Fund         0.80%           449,393.00       (2,951,335.00)   (2,501,942) (2)
VALIC Co. I Government Securities Fund         1.00%         2,827,623.00       (4,131,648.00)   (1,304,025) (2), (3), (4), (5)
VALIC Co. I Government Securities Fund         1.85%         1,187,732.00       (1,196,198.00)       (8,466) (6)
VALIC Co. I Growth & Income Fund               0.60%            11,577.00          (26,974.00)      (15,397) (2)
VALIC Co. I Growth & Income Fund               0.80%           775,419.00         (824,492.00)      (49,073) (2)
VALIC Co. I Growth & Income Fund               1.00%         3,555,890.00       (4,808,707.00)   (1,252,817) (2), (3), (4), (5)
VALIC Co. I Growth & Income Fund               1.45%                68.00             (385.00)         (317) (1)
VALIC Co. I Growth & Income Fund               1.85%            56,242.00          (18,309.00)       37,933  (6)
VALIC Co. I Growth Fund                        0.40%           633,398.00       (1,171,182.00)     (537,784) (2)
VALIC Co. I Growth Fund                        0.60%           304,714.00         (684,914.00)     (380,200) (2)
VALIC Co. I Growth Fund                        0.80%           981,353.00       (8,369,633.00)   (7,388,280) (2)
VALIC Co. I Growth Fund                        1.00%        44,174,699.00      (50,237,239.00)   (6,062,540) (2), (3), (4), (5)
VALIC Co. I Growth Fund                        1.45%                   --                  --            --  (1)
VALIC Co. I Growth Fund                        1.85%            29,403.00          (11,367.00)       18,036  (6)
VALIC Co. I Health Sciences Fund               0.60%           404,360.00         (183,037.00)      221,323  (2)
VALIC Co. I Health Sciences Fund               0.80%         4,114,431.00       (2,824,650.00)    1,289,781  (2)
VALIC Co. I Health Sciences Fund               1.00%        20,881,116.00       (4,653,498.00)   16,227,618  (2), (3), (4), (5)
VALIC Co. I Health Sciences Fund               1.85%           452,263.00         (418,922.00)       33,341  (6)
VALIC Co. I Inflation Protected Fund           0.00%             4,259.00              (31.00)        4,228  (9)
VALIC Co. I Inflation Protected Fund           0.60%           510,869.00         (266,382.00)      244,487  (2)
VALIC Co. I Inflation Protected Fund           0.80%         2,166,309.00       (5,816,487.00)   (3,650,178) (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts
                                           with a
                                           Total    Accumulation   Accumulation   Net Increase
Sub-accounts                             Expense of Units Issued  Units Redeemed   (Decrease)
---------------------------------------  ---------- ------------- --------------  ------------
VALIC Co. I Inflation Protected Fund        1.00%   37,957,405.00 (29,045,116.00)   8,912,289  (2), (3), (4), (5)
VALIC Co. I Inflation Protected Fund        1.85%    1,269,077.00  (1,191,969.00)      77,108  (6)
VALIC Co. I International Equities
  Index Fund                                0.60%      622,274.00    (251,197.00)     371,077  (2)
VALIC Co. I International Equities
  Index Fund                                0.80%    4,708,809.00 (10,833,663.00)  (6,124,854) (2)
VALIC Co. I International Equities
  Index Fund                                1.00%   83,446,719.00 (75,105,009.00)   8,341,710  (2), (3), (4), (5)
VALIC Co. I International Equities
  Index Fund                                1.85%    1,795,994.00  (1,606,192.00)     189,802  (6)
VALIC Co. I International Government
  Bond Fund                                 0.40%              --     (12,953.00)     (12,953) (2)
VALIC Co. I International Government
  Bond Fund                                 0.60%       76,627.00     (81,850.00)      (5,223) (2)
VALIC Co. I International Government
  Bond Fund                                 0.80%    2,903,760.00  (4,358,897.00)  (1,455,137) (2)
VALIC Co. I International Government
  Bond Fund                                 1.00%    3,542,527.00  (7,668,067.00)  (4,125,540) (2), (3), (4), (5)
VALIC Co. I International Government
  Bond Fund                                 1.85%    2,709,723.00  (2,597,189.00)     112,534  (6)
VALIC Co. I International Growth Fund       0.60%      319,111.00    (697,959.00)    (378,848) (2)
VALIC Co. I International Growth Fund       0.80%    4,644,049.00 (12,238,938.00)  (7,594,889) (2)
VALIC Co. I International Growth Fund       1.00%    2,013,461.00 (14,008,732.00) (11,995,271) (2), (3), (4), (5)
VALIC Co. I International Growth Fund       1.85%       60,377.00     (83,822.00)     (23,445) (6)
VALIC Co. I Large Cap Core Fund             0.60%       77,372.00    (120,894.00)     (43,522) (2)
VALIC Co. I Large Cap Core Fund             0.80%      675,956.00  (5,048,305.00)  (4,372,349) (2)
VALIC Co. I Large Cap Core Fund             1.00%    2,823,705.00  (6,224,772.00)  (3,401,067) (2), (3), (4), (5)
VALIC Co. I Large Cap Core Fund             1.85%       67,722.00     (55,040.00)      12,682  (6)
VALIC Co. I Large Capital Growth Fund       0.40%      344,631.00    (271,197.00)      73,434  (2)
VALIC Co. I Large Capital Growth Fund       0.60%       69,085.00    (238,515.00)    (169,430) (2)
VALIC Co. I Large Capital Growth Fund       0.80%      580,755.00  (4,755,922.00)  (4,175,167) (2)
VALIC Co. I Large Capital Growth Fund       1.00%      928,668.00 (15,070,389.00) (14,141,721) (2), (3), (4), (5)
VALIC Co. I Large Capital Growth Fund       1.45%          220.00          (1.00)         219  (1)
VALIC Co. I Large Capital Growth Fund       1.85%      914,094.00     (27,926.00)     886,168  (6)
VALIC Co. I Mid Cap Index Fund              0.40%    1,379,109.00  (1,065,316.00)     313,793  (2)
VALIC Co. I Mid Cap Index Fund              0.60%       60,721.00    (113,351.00)     (52,630) (2)
VALIC Co. I Mid Cap Index Fund              0.80%      198,317.00  (2,665,482.00)  (2,467,165) (2)
VALIC Co. I Mid Cap Index Fund              1.00%    3,511,418.00 (11,273,542.00)  (7,762,124) (2), (3), (4), (5)
VALIC Co. I Mid Cap Index Fund              1.45%          495.00      (2,542.00)      (2,047) (1)
VALIC Co. I Mid Cap Index Fund              1.85%      124,534.00    (194,176.00)     (69,642) (6)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      0.40%      185,665.00    (295,063.00)    (109,398) (2)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      0.60%       72,295.00    (416,060.00)    (343,765) (2)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      0.80%    2,150,063.00  (6,994,251.00)  (4,844,188) (2)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      1.00%    1,030,026.00 (10,586,049.00)  (9,556,023) (2), (3), (4), (5)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      1.45%            2.00             --            2  (1)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      1.85%       20,507.00    (342,689.00)    (322,182) (6)
VALIC Co. I Money Market I Fund             0.40%    1,829,321.00  (2,105,055.00)    (275,734) (2)
VALIC Co. I Money Market I Fund             0.60%      579,977.00    (423,102.00)     156,875  (2)
VALIC Co. I Money Market I Fund             0.80%    7,426,337.00  (7,326,534.00)      99,803  (2)
VALIC Co. I Money Market I Fund             1.00%   26,806,088.00 (30,592,961.00)  (3,786,873) (2), (3), (4), (5)
VALIC Co. I Money Market I Fund             1.45%        1,252.00     (41,357.00)     (40,105) (1)
VALIC Co. I Money Market I Fund             1.85%      156,280.00     (17,957.00)     138,323  (6)
VALIC Co. I Nasdaq-100 Index Fund           0.60%      376,175.00    (372,482.00)       3,693  (2)
VALIC Co. I Nasdaq-100 Index Fund           0.80%    6,894,958.00  (5,440,124.00)   1,454,834  (2)
VALIC Co. I Nasdaq-100 Index Fund           1.00%   20,755,237.00 (12,199,054.00)   8,556,183  (2), (3), (4), (5)
VALIC Co. I Nasdaq-100 Index Fund           1.85%       30,372.00    (323,450.00)    (293,078) (6)
VALIC Co. I Science & Technology Fund       0.40%    1,224,337.00  (1,021,902.00)     202,435  (2)
VALIC Co. I Science & Technology Fund       0.60%      122,334.00    (131,532.00)      (9,198) (2)
VALIC Co. I Science & Technology Fund       0.80%    1,242,651.00  (4,512,920.00)  (3,270,269) (2)
VALIC Co. I Science & Technology Fund       1.00%      785,149.00 (11,914,372.00) (11,129,223) (2), (3), (4), (5)
VALIC Co. I Science & Technology Fund       1.45%              --        (364.00)        (364) (1)
VALIC Co. I Science & Technology Fund       1.85%      607,361.00    (145,234.00)     462,127  (6)
VALIC Co. I Small Cap Aggressive Growth
  Fund                                      0.60%      242,945.00    (120,640.00)     122,305  (2)
VALIC Co. I Small Cap Aggressive Growth
  Fund                                      0.80%    4,194,423.00  (4,001,927.00)     192,496  (2)
VALIC Co. I Small Cap Aggressive Growth
  Fund                                      1.00%    7,288,433.00  (3,484,940.00)   3,803,493  (2), (3), (4), (5)
VALIC Co. I Small Cap Aggressive Growth
  Fund                                      1.85%      129,241.00    (253,127.00)    (123,886) (6)
VALIC Co. I Small Cap Fund                  0.40%              --             --           --  (2)
VALIC Co. I Small Cap Fund                  0.60%       56,936.00     (72,508.00)     (15,572) (2)
VALIC Co. I Small Cap Fund                  0.80%      207,311.00  (2,092,380.00)  (1,885,069) (2)
VALIC Co. I Small Cap Fund                  1.00%      189,368.00  (6,609,734.00)  (6,420,366) (2), (3), (4), (5)
VALIC Co. I Small Cap Fund                  1.85%        3,640.00     (28,340.00)     (24,700) (6)
VALIC Co. I Small Cap Index Fund            0.40%      652,049.00    (667,700.00)     (15,651) (2)
VALIC Co. I Small Cap Index Fund            0.60%       77,626.00    (162,306.00)     (84,680) (2)
VALIC Co. I Small Cap Index Fund            0.80%      968,017.00  (5,013,640.00)  (4,045,623) (2)
VALIC Co. I Small Cap Index Fund            1.00%    7,199,390.00 (16,451,195.00)  (9,251,805) (2), (3), (4), (5)
VALIC Co. I Small Cap Index Fund            1.45%          449.00      (2,517.00)      (2,068) (1)
VALIC Co. I Small Cap Index Fund            1.85%      337,149.00    (211,420.00)     125,729  (6)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts
                                           with a
                                           Total     Accumulation   Accumulation   Net Increase
Sub-accounts                             Expense of  Units Issued  Units Redeemed   (Decrease)
---------------------------------------  ---------- -------------- --------------  ------------
VALIC Co. I Small Cap Special Values
  Fund                                      0.60%       443,410.00    (278,765.00)     164,645  (2)
VALIC Co. I Small Cap Special Values
  Fund                                      0.80%       738,506.00  (5,413,412.00)  (4,674,906) (2)
VALIC Co. I Small Cap Special Values
  Fund                                      1.00%     1,546,426.00  (9,816,638.00)  (8,270,212) (2), (3), (4), (5)
VALIC Co. I Small Cap Special Values
  Fund                                      1.85%           483.00        (668.00)        (185) (6)
VALIC Co. I Small Mid Growth Fund           0.60%       101,561.00     (44,476.00)      57,085  (2)
VALIC Co. I Small Mid Growth Fund           0.80%       568,595.00  (2,654,801.00)  (2,086,206) (2)
VALIC Co. I Small Mid Growth Fund           1.00%     7,809,391.00  (4,771,224.00)   3,038,167  (2), (3), (4), (5)
VALIC Co. I Small Mid Growth Fund           1.85%           786.00      (2,316.00)      (1,530) (6)
VALIC Co. I Stock Index Fund                0.33%             3.00     (22,002.00)     (21,999) (3)
VALIC Co. I Stock Index Fund                0.40%     2,210,520.00  (3,220,790.00)  (1,010,270) (2)
VALIC Co. I Stock Index Fund                0.60%       122,216.00    (431,244.00)    (309,028) (2)
VALIC Co. I Stock Index Fund                0.80%       562,142.00  (8,458,113.00)  (7,895,971) (2)
VALIC Co. I Stock Index Fund                1.00%     6,349,150.00 (37,101,315.00) (30,752,165) (2), (3), (4), (5)
VALIC Co. I Stock Index Fund                1.45%         2,304.00      (3,501.00)      (1,197) (1)
VALIC Co. I Stock Index Fund                1.85%       834,847.00    (576,797.00)     258,050  (6)
VALIC Co. I Value Fund                      0.60%       104,802.00     (58,975.00)      45,827  (2)
VALIC Co. I Value Fund                      0.80%       386,043.00  (1,520,243.00)  (1,134,200) (2)
VALIC Co. I Value Fund                      1.00%       930,091.00  (4,731,007.00)  (3,800,916) (2), (3), (4), (5)
VALIC Co. I Value Fund                      1.85%        20,901.00      (6,704.00)      14,197  (6)
VALIC Co. II Aggressive Growth
  Lifestyle Fund                            0.35%       185,341.00    (168,572.00)      16,769  (2)
VALIC Co. II Aggressive Growth
  Lifestyle Fund                            0.55%     2,731,920.00  (2,236,093.00)     495,827  (2)
VALIC Co. II Aggressive Growth
  Lifestyle Fund                            0.75%    10,470,928.00 (10,076,333.00)     394,595  (2)
VALIC Co. II Aggressive Growth
  Lifestyle Fund                            1.45%           389.00             --          389  (1)
VALIC Co. II Aggressive Growth
  Lifestyle Fund                            1.60%         8,525.00     (17,378.00)      (8,853) (2)
VALIC Co. II Capital Appreciation Fund      0.35%        60,677.00     (48,706.00)      11,971  (2)
VALIC Co. II Capital Appreciation Fund      0.55%       307,261.00  (1,014,670.00)    (707,409) (2)
VALIC Co. II Capital Appreciation Fund      0.75%       904,092.00  (2,826,932.00)  (1,922,840) (2)
VALIC Co. II Capital Appreciation Fund      1.45%         2,470.00             --        2,470  (1)
VALIC Co. II Capital Appreciation Fund      1.60%        15,157.00     (19,026.00)      (3,869) (6)
VALIC Co. II Conservative Growth
  Lifestyle Fund                            0.35%       167,102.00    (235,942.00)     (68,840) (2)
VALIC Co. II Conservative Growth
  Lifestyle Fund                            0.55%     2,687,296.00  (2,892,639.00)    (205,343) (2)
VALIC Co. II Conservative Growth
  Lifestyle Fund                            0.75%     8,359,752.00  (9,004,360.00)    (644,608) (2)
VALIC Co. II Conservative Growth
  Lifestyle Fund                            1.45%        19,892.00      (3,904.00)      15,988  (1)
VALIC Co. II Conservative Growth
  Lifestyle Fund                            1.60%        17,503.00     (65,205.00)     (47,702) (2)
VALIC Co. II Core Bond Fund                 0.00%     3,236,050.00    (526,025.00)   2,710,025  (9)
VALIC Co. II Core Bond Fund                 0.15%       616,646.00    (685,747.00)     (69,101) (2)
VALIC Co. II Core Bond Fund                 0.35%       255,763.00    (769,071.00)    (513,308) (2)
VALIC Co. II Core Bond Fund                 0.55%    11,843,109.00  (4,515,743.00)   7,327,366  (2)
VALIC Co. II Core Bond Fund                 0.75%   122,020,765.00 (15,505,373.00) 106,515,392  (2)
VALIC Co. II Core Bond Fund                 1.45%         3,127.00         (52.00)       3,075  (1)
VALIC Co. II Core Bond Fund                 1.60%       947,371.00  (1,737,234.00)    (789,863) (6)
VALIC Co. II High Yield Bond Fund           0.35%       448,736.00    (219,173.00)     229,563  (2)
VALIC Co. II High Yield Bond Fund           0.55%     6,583,164.00  (4,056,292.00)   2,526,872  (2)
VALIC Co. II High Yield Bond Fund           0.75%    23,259,840.00 (12,522,734.00)  10,737,106  (2)
VALIC Co. II High Yield Bond Fund           1.60%     1,945,285.00    (263,195.00)   1,682,090  (6)
VALIC Co. II International
  Opportunities Fund                        0.35%       175,260.00    (178,312.00)      (3,052) (2)
VALIC Co. II International
  Opportunities Fund                        0.55%     3,245,795.00  (5,245,601.00)  (1,999,806) (2)
VALIC Co. II International
  Opportunities Fund                        0.75%    22,523,821.00 (16,541,099.00)   5,982,722  (2)
VALIC Co. II International
  Opportunities Fund                        1.60%           908.00     (14,987.00)     (14,079) (6)
VALIC Co. II Large Cap Value Fund           0.35%        28,785.00     (83,555.00)     (54,770) (2)
VALIC Co. II Large Cap Value Fund           0.55%     1,640,245.00  (1,583,642.00)      56,603  (2)
VALIC Co. II Large Cap Value Fund           0.75%     1,293,171.00  (5,949,162.00)  (4,655,991) (2)
VALIC Co. II Large Cap Value Fund           1.60%       422,649.00    (361,754.00)      60,895  (6)
VALIC Co. II Mid Cap Growth Fund            0.35%       169,819.00    (196,964.00)     (27,145) (2)
VALIC Co. II Mid Cap Growth Fund            0.55%       427,502.00  (1,741,783.00)  (1,314,281) (2)
VALIC Co. II Mid Cap Growth Fund            0.75%     7,618,621.00  (5,952,963.00)   1,665,658  (2)
VALIC Co. II Mid Cap Growth Fund            1.60%        53,986.00     (12,820.00)      41,166  (6)
VALIC Co. II Mid Cap Value Fund             0.15%       278,065.00    (509,670.00)    (231,605) (2)
VALIC Co. II Mid Cap Value Fund             0.35%       326,591.00    (182,674.00)     143,917  (2)
VALIC Co. II Mid Cap Value Fund             0.55%     1,611,351.00  (2,691,958.00)  (1,080,607) (2)
VALIC Co. II Mid Cap Value Fund             0.75%     8,634,057.00 (10,584,670.00)  (1,950,613) (2)
VALIC Co. II Mid Cap Value Fund             1.60%       325,253.00    (438,812.00)    (113,559) (6)
VALIC Co. II Moderate Growth Lifestyle
  Fund                                      0.35%       320,434.00    (232,530.00)      87,904  (2)
VALIC Co. II Moderate Growth Lifestyle
  Fund                                      0.55%     3,307,696.00  (3,203,727.00)     103,969  (2)
VALIC Co. II Moderate Growth Lifestyle
  Fund                                      0.75%    17,264,464.00 (13,636,531.00)   3,627,933  (2)
VALIC Co. II Moderate Growth Lifestyle
  Fund                                      1.45%           330.00     (15,315.00)     (14,985) (1)
VALIC Co. II Moderate Growth Lifestyle
  Fund                                      1.60%        70,840.00     (57,394.00)      13,446  (2)
VALIC Co. II Money Market II Fund           0.35%     2,616,042.00  (1,062,746.00)   1,553,296  (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts
                                           with a
                                           Total    Accumulation   Accumulation   Net Increase
Sub-accounts                             Expense of Units Issued  Units Redeemed   (Decrease)
---------------------------------------- ---------- ------------- --------------  ------------
VALIC Co. II Money Market II Fund           0.55%    9,317,723.00  (9,961,092.00)    (643,369) (2)
VALIC Co. II Money Market II Fund           0.75%   41,371,610.00 (30,309,531.00)  11,062,079  (2)
VALIC Co. II Money Market II Fund           1.60%      856,722.00  (3,949,717.00)  (3,092,995) (6)
VALIC Co. II Small Cap Growth Fund          0.35%      148,552.00    (170,728.00)     (22,176) (2)
VALIC Co. II Small Cap Growth Fund          0.55%    1,000,589.00  (1,457,414.00)    (456,825) (2)
VALIC Co. II Small Cap Growth Fund          0.75%    2,389,485.00  (5,213,021.00)  (2,823,536) (2)
VALIC Co. II Small Cap Growth Fund          1.45%          167.00             --          167  (1)
VALIC Co. II Small Cap Growth Fund          1.60%       48,340.00      (4,445.00)      43,895  (6)
VALIC Co. II Small Cap Value Fund           0.15%      345,951.00    (334,279.00)      11,672  (2)
VALIC Co. II Small Cap Value Fund           0.35%       65,761.00    (120,277.00)     (54,516) (2)
VALIC Co. II Small Cap Value Fund           0.55%    1,421,388.00  (3,259,136.00)  (1,837,748) (2)
VALIC Co. II Small Cap Value Fund           0.75%    6,604,714.00 (24,591,334.00) (17,986,620) (2)
VALIC Co. II Small Cap Value Fund           1.60%       15,145.00     (13,240.00)       1,905  (6)
VALIC Co. II Socially Responsible Fund      0.00%      560,328.00      (3,111.00)     557,217  (9)
VALIC Co. II Socially Responsible Fund      0.35%      815,363.00    (175,386.00)     639,977  (2)
VALIC Co. II Socially Responsible Fund      0.55%    8,148,217.00  (3,018,536.00)   5,129,681  (2)
VALIC Co. II Socially Responsible Fund      0.75%    9,532,669.00 (11,487,435.00)  (1,954,766) (2)
VALIC Co. II Socially Responsible Fund      1.60%      521,892.00     (44,856.00)     477,036  (6)
VALIC Co. II Strategic Bond Fund            0.35%      183,837.00    (215,333.00)     (31,496) (2)
VALIC Co. II Strategic Bond Fund            0.55%    2,895,405.00  (4,635,416.00)  (1,740,011) (2)
VALIC Co. II Strategic Bond Fund            0.75%    4,590,443.00 (13,934,772.00)  (9,344,329) (2)
VALIC Co. II Strategic Bond Fund            1.45%       10,407.00     (25,418.00)     (15,011) (1)
VALIC Co. II Strategic Bond Fund            1.60%    1,116,526.00  (1,513,112.00)    (396,586) (6)
Vanguard LifeStrategy Conservative
  Growth Fund                               0.85%       56,600.00     (95,508.00)     (38,908) (2)
Vanguard LifeStrategy Conservative
  Growth Fund                               1.05%      955,855.00  (1,098,825.00)    (142,970) (2)
Vanguard LifeStrategy Conservative
  Growth Fund                               1.25%    4,580,399.00  (4,600,268.00)     (19,869) (2)
Vanguard LifeStrategy Conservative
  Growth Fund                               2.10%        2,194.00      (8,011.00)      (5,817) (6)
Vanguard LifeStrategy Growth Fund           0.85%      145,062.00    (137,357.00)       7,705  (2)
Vanguard LifeStrategy Growth Fund           1.05%    1,177,891.00  (1,356,450.00)    (178,559) (2)
Vanguard LifeStrategy Growth Fund           1.25%    4,677,594.00  (6,180,947.00)  (1,503,353) (2)
Vanguard LifeStrategy Growth Fund           2.10%          567.00      (2,290.00)      (1,723) (6)
Vanguard LifeStrategy Moderate Growth
  Fund                                      0.85%       50,802.00    (109,621.00)     (58,819) (2)
Vanguard LifeStrategy Moderate Growth
  Fund                                      1.05%    1,388,621.00  (2,068,367.00)    (679,746) (2)
Vanguard LifeStrategy Moderate Growth
  Fund                                      1.25%    7,941,854.00  (6,881,905.00)   1,059,949  (2)
Vanguard LifeStrategy Moderate Growth
  Fund                                      2.10%       14,000.00     (94,016.00)     (80,016) (6)
Vanguard Long-Term Investment-Grade Fund    0.40%           18.00     (24,832.00)     (24,814) (2)
Vanguard Long-Term Investment-Grade Fund    0.60%      120,277.00     (89,236.00)      31,041  (2)
Vanguard Long-Term Investment-Grade Fund    0.80%      910,012.00  (2,101,116.00)  (1,191,104) (2)
Vanguard Long-Term Investment-Grade Fund    1.00%    7,348,099.00 (32,728,408.00) (25,380,309) (2), (3), (4), (5)
Vanguard Long-Term Investment-Grade Fund    1.85%       52,854.00    (682,335.00)    (629,481) (6)
Vanguard Long-Term Treasury Fund            0.40%            1.00     (60,144.00)     (60,143) (2)
Vanguard Long-Term Treasury Fund            0.60%      126,487.00    (180,641.00)     (54,154) (2)
Vanguard Long-Term Treasury Fund            0.80%    1,861,211.00  (4,056,512.00)  (2,195,301) (2)
Vanguard Long-Term Treasury Fund            1.00%    2,611,421.00  (7,146,985.00)  (4,535,564) (2), (3), (4), (5)
Vanguard Long-Term Treasury Fund            1.85%       85,103.00    (744,594.00)    (659,491) (6)
Vanguard Wellington Fund                    0.00%    1,137,992.00     (14,245.00)   1,123,747  (9)
Vanguard Wellington Fund                    0.65%    1,489,886.00  (2,145,860.00)    (655,974) (2)
Vanguard Wellington Fund                    0.85%      444,983.00    (627,700.00)    (182,717) (2)
Vanguard Wellington Fund                    1.05%    2,855,143.00  (6,701,365.00)  (3,846,222) (2)
Vanguard Wellington Fund                    1.25%    5,963,076.00 (19,741,751.00) (13,778,675) (2)
Vanguard Wellington Fund                    2.10%        4,532.00     (26,859.00)     (22,327) (6)
Vanguard Windsor II Fund                    0.65%    1,152,870.00  (2,063,572.00)    (910,702) (2)
Vanguard Windsor II Fund                    0.85%      392,959.00    (360,998.00)      31,961  (2)
Vanguard Windsor II Fund                    1.05%    2,074,393.00  (7,871,368.00)  (5,796,975) (2)
Vanguard Windsor II Fund                    1.25%    2,934,979.00 (26,648,194.00) (23,713,215) (2)
Vanguard Windsor II Fund                    2.10%       31,091.00      (6,488.00)      24,603  (6)

(1)  Offered in registered Potentia Product
(2)  Offered in Portfolio Director Product
(3)  Offered in Group Unit Purchase Product
(4)  Offered in Independence Plus Fixed and Variable Annuity Product
(5)  Offered in Impact Fixed and Variable Annuity Product
(6)  Offered in Equity Director Product
(7)  Offered in Polaris Platinum Elite
(8)  Offered in Polaris Choice Elite
(9)  Offered in Portfolio Director Group Unallocated VA

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2014.

                                   Contracts
                                     with a                Accumulation
                                     Total    Accumulation    Units     Net Increase
Sub-accounts                       Expense of Units Issued   Redeemed    (Decrease)
------------                       ---------- ------------ ------------ ------------
American Beacon Holland Large Cap
  Growth Fund                         0.60%         3,285      (19,600)     (16,315) (2)
American Beacon Holland Large Cap
  Growth Fund                         0.80%       165,143   (2,365,690)  (2,200,547) (2)
American Beacon Holland Large Cap
  Growth Fund                         1.00%       758,943   (3,074,902)  (2,315,959) (2), (3), (4), (5)
American Beacon Holland Large Cap
  Growth Fund                         1.85%       706,577   (1,962,044)  (1,255,467) (6)
Ariel Appreciation Fund               0.40%       327,107     (377,695)     (50,588) (2)
Ariel Appreciation Fund               0.60%       274,171     (170,794)     103,377  (2)
Ariel Appreciation Fund               0.80%       959,388   (2,186,015)  (1,226,627) (2)
Ariel Appreciation Fund               1.00%     7,213,923  (11,209,494)  (3,995,571) (2), (3), (4), (5)
Ariel Appreciation Fund               1.85%            95       (7,693)      (7,598) (6)
Ariel Fund                            0.40%       493,511     (667,786)    (174,275) (2)
Ariel Fund                            0.60%        48,725     (309,917)    (261,192) (2)
Ariel Fund                            0.80%     2,154,639   (5,744,311)  (3,589,672) (2)
Ariel Fund                            1.00%     2,273,264  (10,692,670)  (8,419,406) (2), (3), (4), (5)
Ariel Fund                            1.85%         4,155      (24,354)     (20,199) (6)
Invesco Balanced-Risk Commodity
  Strategy Fund                       0.60%       324,439     (171,300)     153,139  (2)
Invesco Balanced-Risk Commodity
  Strategy Fund                       0.80%     9,483,654   (1,460,820)   8,022,834  (2)
Invesco Balanced-Risk Commodity
  Strategy Fund                       1.00%    82,274,473  (21,024,747)  61,249,726  (2), (3), (4), (5)
Invesco Balanced-Risk Commodity
  Strategy Fund                       1.85%         9,538       (3,422)       6,116  (6)
SunAmerica 2020 High Watermark
  Fund                                0.60%            --       (8,714)      (8,714) (2)
SunAmerica 2020 High Watermark
  Fund                                0.80%             4     (261,465)    (261,461) (2)
SunAmerica 2020 High Watermark
  Fund                                1.00%           229   (1,642,736)  (1,642,507) (2)
VALIC Co. I Asset Allocation Fund     0.60%        15,438       (3,754)      11,684  (2)
VALIC Co. I Asset Allocation Fund     0.80%       967,910   (1,046,894)     (78,984) (2)
VALIC Co. I Asset Allocation Fund     1.00%     1,402,244   (2,077,734)    (675,490) (2), (3), (4), (5)
VALIC Co. I Asset Allocation Fund     1.85%       228,744      (30,305)     198,439  (6)
VALIC Co. I Blue Chip Growth Fund     0.60%       182,897     (304,235)    (121,338) (2)
VALIC Co. I Blue Chip Growth Fund     0.80%     4,196,676   (4,761,815)    (565,139) (2)
VALIC Co. I Blue Chip Growth Fund     1.00%     6,716,745  (26,373,334) (19,656,589) (2), (3), (4), (5)
VALIC Co. I Blue Chip Growth Fund     1.85%     2,955,342     (978,750)   1,976,592  (6)
VALIC Co. I Broad Cap Value Fund      0.60%       602,683      (31,716)     570,967  (2)
VALIC Co. I Broad Cap Value Fund      0.80%       958,146     (592,377)     365,769  (2)
VALIC Co. I Broad Cap Value Fund      1.00%     3,877,412   (2,430,118)   1,447,294  (2), (3), (4), (5)
VALIC Co. I Broad Cap Value Fund      1.85%       676,161      (90,419)     585,742  (6)
VALIC Co. I Capital Conservation
  Fund                                0.60%       798,793      (35,919)     762,874  (2)
VALIC Co. I Capital Conservation
  Fund                                0.80%     2,297,601   (2,159,345)     138,256  (2)
VALIC Co. I Capital Conservation
  Fund                                1.00%         1,832      (57,278)     (55,446) (2), (3), (4), (5)
VALIC Co. I Capital Conservation
  Fund                                1.00%     3,744,606   (3,763,997)     (19,391) (2), (3), (4), (5)
VALIC Co. I Capital Conservation
  Fund                                1.85%       138,768     (440,878)    (302,110) (6)
VALIC Co. I Core Equity Fund          0.40%         2,145     (121,757)    (119,612) (2)
VALIC Co. I Core Equity Fund          0.60%        28,084      (42,560)     (14,476) (2)
VALIC Co. I Core Equity Fund          0.80%       306,287   (1,316,964)  (1,010,677) (2)
VALIC Co. I Core Equity Fund          1.00%       143,573   (6,792,444)  (6,648,871) (2), (3), (4), (5)
VALIC Co. I Core Equity Fund          1.85%         2,661      (12,573)      (9,912) (6)
VALIC Co. I Dividend Value Fund       0.40%        10,938       (8,091)       2,847  (2)
VALIC Co. I Dividend Value Fund       0.60%       159,291     (131,909)      27,382  (2)
VALIC Co. I Dividend Value Fund       0.80%     1,638,841   (5,041,681)  (3,402,840) (2)
VALIC Co. I Dividend Value Fund       1.00%    37,252,955  (14,802,820)  22,450,135  (2), (3), (4), (5)
VALIC Co. I Dividend Value Fund       1.85%     2,755,725   (2,848,757)     (93,032) (6)
VALIC Co. I Dynamic Allocation
  Fund                                0.60%        63,497      (18,466)      45,031  (2)
VALIC Co. I Dynamic Allocation
  Fund                                0.80%     4,188,181     (925,213)   3,262,968  (2)
VALIC Co. I Dynamic Allocation
  Fund                                1.00%    55,964,961   (6,035,209)  49,929,752  (2), (3), (4), (5)
VALIC Co. I Dynamic Allocation
  Fund                                1.85%     4,170,423     (396,652)   3,773,771  (6)
VALIC Co. I Emerging Economies
  Fund                                0.40%     2,020,393   (2,126,894)    (106,501) (2)
VALIC Co. I Emerging Economies
  Fund                                0.60%       675,899   (1,007,456)    (331,557) (2)
VALIC Co. I Emerging Economies
  Fund                                0.80%    16,802,057  (27,069,347) (10,267,290) (2)
VALIC Co. I Emerging Economies
  Fund                                1.00%    80,813,598  (17,843,934)  62,969,664  (2), (3), (4), (5)
VALIC Co. I Emerging Economies
  Fund                                1.45%         9,685       (8,201)       1,484  (1)
VALIC Co. I Emerging Economies
  Fund                                1.85%     2,238,397   (3,073,337)    (834,940) (6)
VALIC Co. I Foreign Value Fund        0.40%         6,136      (48,048)     (41,912) (2)
VALIC Co. I Foreign Value Fund        0.60%       161,258     (427,506)    (266,248) (2)
VALIC Co. I Foreign Value Fund        0.80%    15,493,194  (18,290,107)  (2,796,913) (2)
VALIC Co. I Foreign Value Fund        1.00%    17,529,706  (21,389,145)  (3,859,439) (2), (3), (4), (5)
VALIC Co. I Foreign Value Fund        1.85%     1,655,742     (182,015)   1,473,727  (6)
VALIC Co. I Global Real Estate
  Fund                                0.60%       305,890     (183,452)     122,438  (2)
VALIC Co. I Global Real Estate
  Fund                                0.80%     2,779,023   (4,570,839)  (1,791,816) (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                               Contracts
                                 with a                Accumulation
                                 Total    Accumulation    Units     Net Increase
Sub-accounts                   Expense of Units Issued   Redeemed    (Decrease)
------------------------------ ---------- ------------ ------------ ------------
VALIC Co. I Global Real
  Estate Fund                     1.00%    74,670,747  (22,931,293)  51,739,454  (2), (3), (4), (5)
VALIC Co. I Global Real
  Estate Fund                     1.85%        49,579      (78,113)     (28,534) (6)
VALIC Co. I Global Social
  Awareness Fund                  0.40%             4      (44,139)     (44,135) (2)
VALIC Co. I Global Social
  Awareness Fund                  0.60%       299,734     (189,046)     110,688  (2)
VALIC Co. I Global Social
  Awareness Fund                  0.80%     1,585,645   (2,694,118)  (1,108,473) (2)
VALIC Co. I Global Social
  Awareness Fund                  1.00%       816,881   (4,418,482)  (3,601,601) (2), (3), (4), (5)
VALIC Co. I Global Social
  Awareness Fund                  1.85%        45,478         (791)      44,687  (6)
VALIC Co. I Global Strategy
  Fund                            0.60%       564,857     (354,342)     210,515  (2)
VALIC Co. I Global Strategy
  Fund                            0.80%     1,731,696   (8,046,146)  (6,314,450) (2)
VALIC Co. I Global Strategy
  Fund                            1.00%     1,950,076  (13,687,212) (11,737,136) (2), (3), (4), (5)
VALIC Co. I Global Strategy
  Fund                            1.85%        91,145      (64,587)      26,558  (6)
VALIC Co. I Government
  Securities Fund                 0.60%       133,968     (322,389)    (188,421) (2)
VALIC Co. I Government
  Securities Fund                 0.80%     1,250,755   (2,702,275)  (1,451,520) (2)
VALIC Co. I Government
  Securities Fund                 1.00%     1,438,962   (4,603,971)  (3,165,009) (2), (3), (4), (5)
VALIC Co. I Government
  Securities Fund                 1.85%        19,050      (51,476)     (32,426) (6)
VALIC Co. I Growth & Income
  Fund                            0.60%       114,688      (82,468)      32,220  (2)
VALIC Co. I Growth & Income
  Fund                            0.80%       591,320     (671,639)     (80,319) (2)
VALIC Co. I Growth & Income
  Fund                            1.00%     1,749,740   (2,161,537)    (411,797) (2), (3), (4), (5)
VALIC Co. I Growth & Income
  Fund                            1.45%           168         (384)        (216) (1)
VALIC Co. I Growth & Income
  Fund                            1.85%        11,769      (24,957)     (13,188) (6)
VALIC Co. I Growth Fund           0.40%       698,740   (1,565,293)    (866,553) (2)
VALIC Co. I Growth Fund           0.60%       175,293     (457,692)    (282,399) (2)
VALIC Co. I Growth Fund           0.80%       405,975   (9,978,000)  (9,572,025) (2)
VALIC Co. I Growth Fund           1.00%    35,079,595  (52,189,693) (17,110,098) (2), (3), (4), (5)
VALIC Co. I Growth Fund           1.45%           166         (778)        (612) (1)
VALIC Co. I Growth Fund           1.85%        16,459      (13,871)       2,588  (6)
VALIC Co. I Health Sciences
  Fund                            0.60%       457,312     (288,906)     168,406  (2)
VALIC Co. I Health Sciences
  Fund                            0.80%     3,920,729   (3,031,637)     889,092  (2)
VALIC Co. I Health Sciences
  Fund                            1.00%    16,682,287   (6,338,134)  10,344,153  (2), (3), (4), (5)
VALIC Co. I Health Sciences
  Fund                            1.85%        92,574     (118,192)     (25,618) (6)
VALIC Co. I Inflation
  Protected Fund                  0.60%       265,300     (429,193)    (163,893) (2)
VALIC Co. I Inflation
  Protected Fund                  0.80%     3,555,527   (3,112,253)     443,274  (2)
VALIC Co. I Inflation
  Protected Fund                  1.00%    33,529,691  (11,335,655)  22,194,036  (2), (3), (4), (5)
VALIC Co. I Inflation
  Protected Fund                  1.85%       129,226     (215,383)     (86,157) (6)
VALIC Co. I International
  Equities Index Fund             0.60%       268,841     (357,594)     (88,753) (2)
VALIC Co. I International
  Equities Index Fund             0.80%     8,888,752  (17,628,098)  (8,739,346) (2)
VALIC Co. I International
  Equities Index Fund             1.00%    21,673,352  (58,963,053) (37,289,701) (2), (3), (4), (5)
VALIC Co. I International
  Equities Index Fund             1.85%     1,191,491   (2,091,929)    (900,438) (6)
VALIC Co. I International
  Government Bond Fund            0.40%           660       (6,687)      (6,027) (2)
VALIC Co. I International
  Government Bond Fund            0.60%        24,183     (114,151)     (89,968) (2)
VALIC Co. I International
  Government Bond Fund            0.80%     4,630,875   (5,309,878)    (679,003) (2)
VALIC Co. I International
  Government Bond Fund            1.00%     5,604,580   (6,949,646)  (1,345,066) (2), (3), (4), (5)
VALIC Co. I International
  Government Bond Fund            1.85%       895,843      (74,610)     821,233  (6)
VALIC Co. I International
  Growth Fund                     0.60%       178,443     (414,893)    (236,450) (2)
VALIC Co. I International
  Growth Fund                     0.80%     4,701,431  (10,637,370)  (5,935,939) (2)
VALIC Co. I International
  Growth Fund                     1.00%     2,436,547  (14,936,101) (12,499,554) (2), (3), (4), (5)
VALIC Co. I International
  Growth Fund                     1.85%       618,690   (1,558,343)    (939,653) (6)
VALIC Co. I Large Cap Core
  Fund                            0.60%       159,949      (72,041)      87,908  (2)
VALIC Co. I Large Cap Core
  Fund                            0.80%       755,842   (7,503,041)  (6,747,199) (2)
VALIC Co. I Large Cap Core
  Fund                            1.00%     3,758,279   (6,534,511)  (2,776,232) (2), (3), (4), (5)
VALIC Co. I Large Cap Core
  Fund                            1.85%       378,026   (1,692,581)  (1,314,555) (6)
VALIC Co. I Large Capital
  Growth Fund                     0.40%       316,579     (399,209)     (82,630) (2)
VALIC Co. I Large Capital
  Growth Fund                     0.60%        60,233     (308,501)    (248,268) (2)
VALIC Co. I Large Capital
  Growth Fund                     0.80%     1,520,153   (5,722,109)  (4,201,956) (2)
VALIC Co. I Large Capital
  Growth Fund                     1.00%       868,544  (16,398,538) (15,529,994) (2), (3), (4), (5)
VALIC Co. I Large Capital
  Growth Fund                     1.45%         5,456       (2,857)       2,599  (1)
VALIC Co. I Large Capital
  Growth Fund                     1.85%        25,372      (20,560)       4,812  (6)
VALIC Co. I Mid Cap Index Fund    0.40%       861,163   (1,002,456)    (141,293) (2)
VALIC Co. I Mid Cap Index Fund    0.60%        54,903     (168,065)    (113,162) (2)
VALIC Co. I Mid Cap Index Fund    0.80%       197,773   (2,351,404)  (2,153,631) (2)
VALIC Co. I Mid Cap Index Fund    1.00%     1,391,393   (9,781,802)  (8,390,409) (2), (3), (4), (5)
VALIC Co. I Mid Cap Index Fund    1.45%         4,062       (2,835)       1,227  (1)
VALIC Co. I Mid Cap Index Fund    1.85%     2,858,868   (3,202,127)    (343,259) (6)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     0.40%       151,325     (200,334)     (49,009) (2)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     0.60%       153,492     (492,314)    (338,822) (2)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     0.80%     2,738,624   (6,964,873)  (4,226,249) (2)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     1.00%     2,663,803  (13,118,081) (10,454,278) (2), (3), (4), (5)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     1.45%           842       (2,111)      (1,269) (1)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     1.85%       807,207     (463,313)     343,894  (6)
VALIC Co. I Money Market I
  Fund                            0.40%     1,014,360   (1,356,126)    (341,766) (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                               Contracts
                                 with a                Accumulation
                                 Total    Accumulation    Units     Net Increase
Sub-accounts                   Expense of Units Issued   Redeemed    (Decrease)
-----------------------------  ---------- ------------ ------------ ------------
VALIC Co. I Money Market I
  Fund                            0.60%       800,348     (588,848)     211,500  (2)
VALIC Co. I Money Market I
  Fund                            0.80%     7,784,445   (9,096,302)  (1,311,857) (2)
VALIC Co. I Money Market I
  Fund                            1.00%        12,258      (23,012)     (10,754) (2), (3), (4), (5)
VALIC Co. I Money Market I
  Fund                            1.00%    33,570,548  (40,580,402)  (7,009,854) (2), (3), (4), (5)
VALIC Co. I Money Market I
  Fund                            1.45%         2,605       (5,416)      (2,811) (1)
VALIC Co. I Money Market I
  Fund                            1.85%     1,962,471   (3,409,929)  (1,447,458) (6)
VALIC Co. I Nasdaq-100 Index
  Fund                            0.60%       682,390     (658,306)      24,084  (2)
VALIC Co. I Nasdaq-100 Index
  Fund                            0.80%     5,874,922   (4,102,492)   1,772,430  (2)
VALIC Co. I Nasdaq-100 Index
  Fund                            1.00%    22,251,631   (8,942,079)  13,309,552  (2), (3), (4), (5)
VALIC Co. I Nasdaq-100 Index
  Fund                            1.85%       661,782     (395,845)     265,937  (6)
VALIC Co. I Science &
  Technology Fund                 0.40%       715,920   (1,183,861)    (467,941) (2)
VALIC Co. I Science &
  Technology Fund                 0.60%       108,615     (144,934)     (36,319) (2)
VALIC Co. I Science &
  Technology Fund                 0.80%     1,535,265   (4,175,313)  (2,640,048) (2)
VALIC Co. I Science &
  Technology Fund                 1.00%     1,009,664  (11,037,874) (10,028,210) (2), (3), (4), (5)
VALIC Co. I Science &
  Technology Fund                 1.45%         3,982      (11,180)      (7,198) (1)
VALIC Co. I Science &
  Technology Fund                 1.85%       162,749      (17,718)     145,031  (6)
VALIC Co. I Small Cap
  Aggressive Growth Fund          0.60%        74,287     (100,981)     (26,694) (2)
VALIC Co. I Small Cap
  Aggressive Growth Fund          0.80%     5,211,475   (6,631,442)  (1,419,967) (2)
VALIC Co. I Small Cap
  Aggressive Growth Fund          1.00%     2,438,584   (7,636,999)  (5,198,415) (2), (3), (4), (5)
VALIC Co. I Small Cap
  Aggressive Growth Fund          1.85%       245,592     (299,045)     (53,453) (6)
VALIC Co. I Small Cap Fund        0.40%            --           --           --  (2)
VALIC Co. I Small Cap Fund        0.60%        31,558     (126,602)     (95,044) (2)
VALIC Co. I Small Cap Fund        0.80%       405,947   (1,653,703)  (1,247,756) (2)
VALIC Co. I Small Cap Fund        1.00%       215,362   (7,451,254)  (7,235,892) (2), (3), (4), (5)
VALIC Co. I Small Cap Fund        1.85%         6,189      (60,204)     (54,015) (6)
VALIC Co. I Small Cap Index
  Fund                            0.40%       825,146     (960,738)    (135,592) (2)
VALIC Co. I Small Cap Index
  Fund                            0.60%        64,232     (134,527)     (70,295) (2)
VALIC Co. I Small Cap Index
  Fund                            0.80%       436,427   (4,821,968)  (4,385,541) (2)
VALIC Co. I Small Cap Index
  Fund                            1.00%     2,956,250  (11,260,877)  (8,304,627) (2), (3), (4), (5)
VALIC Co. I Small Cap Index
  Fund                            1.45%         7,437       (4,150)       3,287  (1)
VALIC Co. I Small Cap Index
  Fund                            1.85%     1,838,475     (812,310)   1,026,165  (6)
VALIC Co. I Small Cap Special
  Values Fund                     0.60%       255,826     (496,724)    (240,898) (2)
VALIC Co. I Small Cap Special
  Values Fund                     0.80%       585,262   (6,811,739)  (6,226,477) (2)
VALIC Co. I Small Cap Special
  Values Fund                     1.00%     1,295,905   (9,661,584)  (8,365,679) (2), (3), (4), (5)
VALIC Co. I Small Cap Special
  Values Fund                     1.85%           292         (288)           4  (6)
VALIC Co. I Small Mid Growth
  Fund                            0.60%        21,780      (65,837)     (44,057) (2)
VALIC Co. I Small Mid Growth
  Fund                            0.80%       431,506   (1,986,524)  (1,555,018) (2)
VALIC Co. I Small Mid Growth
  Fund                            1.00%     3,270,088  (13,459,350) (10,189,262) (2), (3), (4), (5)
VALIC Co. I Small Mid Growth
  Fund                            1.85%        21,337      (13,952)       7,385  (6)
VALIC Co. I Stock Index Fund      0.40%     1,602,422   (3,367,327)  (1,764,905) (2)
VALIC Co. I Stock Index Fund      0.43%         1,521      (19,209)     (17,688) (3)
VALIC Co. I Stock Index Fund      0.60%        97,283     (763,416)    (666,133) (2)
VALIC Co. I Stock Index Fund      0.80%       199,567  (10,935,062) (10,735,495) (2)
VALIC Co. I Stock Index Fund      1.00%        12,301     (399,515)    (387,214) (2), (3), (4), (5)
VALIC Co. I Stock Index Fund      1.00%     3,309,990  (26,288,653) (22,978,663) (2), (3), (4), (5)
VALIC Co. I Stock Index Fund      1.00%         8,588      (72,925)     (64,337) (2), (3), (4), (5)
VALIC Co. I Stock Index Fund      1.45%         1,903       (1,730)         173  (1)
VALIC Co. I Stock Index Fund      1.85%     3,608,520     (682,808)   2,925,712  (6)
VALIC Co. I Value Fund            0.60%        13,413      (63,378)     (49,965) (2)
VALIC Co. I Value Fund            0.80%       473,820   (1,563,823)  (1,090,003) (2)
VALIC Co. I Value Fund            1.00%       782,823   (6,653,640)  (5,870,817) (2), (3), (4), (5)
VALIC Co. I Value Fund            1.85%        13,288       (8,464)       4,824  (6)
VALIC Co. II Aggressive
  Growth Lifestyle Fund           0.35%       106,350      (98,112)       8,238  (2)
VALIC Co. II Aggressive
  Growth Lifestyle Fund           0.55%     3,274,242   (1,404,238)   1,870,004  (2)
VALIC Co. II Aggressive
  Growth Lifestyle Fund           0.75%    17,361,110   (4,011,366)  13,349,744  (2)
VALIC Co. II Aggressive
  Growth Lifestyle Fund           1.45%         6,783      (26,521)     (19,738) (1)
VALIC Co. II Aggressive
  Growth Lifestyle Fund           1.85%       118,638     (180,841)     (62,203) (6)
VALIC Co. II Capital
  Appreciation Fund               0.35%        68,464      (99,264)     (30,800) (2)
VALIC Co. II Capital
  Appreciation Fund               0.55%       531,897     (899,428)    (367,531) (2)
VALIC Co. II Capital
  Appreciation Fund               0.75%     1,901,827   (3,155,967)  (1,254,140) (2)
VALIC Co. II Capital
  Appreciation Fund               1.45%         1,962           --        1,962  (1)
VALIC Co. II Capital
  Appreciation Fund               1.60%        11,637       (8,510)       3,127  (6)
VALIC Co. II Conservative
  Growth Lifestyle Fund           0.35%       167,217     (131,891)      35,326  (2)
VALIC Co. II Conservative
  Growth Lifestyle Fund           0.55%     4,948,460   (4,744,365)     204,095  (2)
VALIC Co. II Conservative
  Growth Lifestyle Fund           0.75%    17,720,900   (5,140,522)  12,580,378  (2)
VALIC Co. II Conservative
  Growth Lifestyle Fund           1.45%        13,537      (46,237)     (32,700) (1)
VALIC Co. II Conservative
  Growth Lifestyle Fund           1.85%        12,745      (25,742)     (12,997) (6)
VALIC Co. II Core Bond Fund       0.15%       671,093     (879,181)    (208,088) (2)
VALIC Co. II Core Bond Fund       0.35%       310,887   (1,371,856)  (1,060,969) (2)
VALIC Co. II Core Bond Fund       0.55%     7,463,256   (3,106,989)   4,356,267  (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                               Contracts
                                 with a                Accumulation
                                 Total    Accumulation    Units     Net Increase
Sub-accounts                   Expense of Units Issued   Redeemed    (Decrease)
-----------------------------  ---------- ------------ ------------ ------------
VALIC Co. II Core Bond Fund       0.75%    39,564,074  (38,125,678)   1,438,396  (2)
VALIC Co. II Core Bond Fund       1.45%         3,056       (5,470)      (2,414) (1)
VALIC Co. II Core Bond Fund       1.60%       525,385     (414,170)     111,215  (6)
VALIC Co. II High Yield Bond
  Fund                            0.35%       545,246      (93,240)     452,006  (2)
VALIC Co. II High Yield Bond
  Fund                            0.55%     5,815,328   (3,044,858)   2,770,470  (2)
VALIC Co. II High Yield Bond
  Fund                            0.75%    11,593,475   (7,167,380)   4,426,095  (2)
VALIC Co. II High Yield Bond
  Fund                            1.60%     1,532,312   (2,230,238)    (697,926) (6)
VALIC Co. II International
  Opportunities Fund              0.35%        38,213     (135,400)     (97,187) (2)
VALIC Co. II International
  Opportunities Fund              0.55%    10,121,354   (2,572,308)   7,549,046  (2)
VALIC Co. II International
  Opportunities Fund              0.75%    21,173,172  (24,755,508)  (3,582,336) (2)
VALIC Co. II International
  Opportunities Fund              1.60%         6,220       (1,493)       4,727  (6)
VALIC Co. II Large Cap Value
  Fund                            0.35%        53,973     (173,331)    (119,358) (2)
VALIC Co. II Large Cap Value
  Fund                            0.55%       629,669   (1,970,357)  (1,340,688) (2)
VALIC Co. II Large Cap Value
  Fund                            0.75%     1,302,623   (5,398,546)  (4,095,923) (2)
VALIC Co. II Large Cap Value
  Fund                            1.60%     2,361,216   (2,619,494)    (258,278) (6)
VALIC Co. II Mid Cap Growth
  Fund                            0.35%       110,551     (228,562)    (118,011) (2)
VALIC Co. II Mid Cap Growth
  Fund                            0.55%       592,343   (2,348,671)  (1,756,328) (2)
VALIC Co. II Mid Cap Growth
  Fund                            0.75%     5,425,035   (7,550,417)  (2,125,382) (2)
VALIC Co. II Mid Cap Growth
  Fund                            1.60%       376,161     (824,319)    (448,158) (6)
VALIC Co. II Mid Cap Value        0.15%       298,938     (705,219)    (406,281) (2)
VALIC Co. II Mid Cap Value        0.35%       322,432     (202,531)     119,901  (2)
VALIC Co. II Mid Cap Value        0.55%       171,282   (3,721,522)  (3,550,240) (2)
VALIC Co. II Mid Cap Value        0.75%     3,741,116   (8,576,232)  (4,835,116) (2)
VALIC Co. II Mid Cap Value        1.60%     1,511,630   (1,428,074)      83,556  (6)
VALIC Co. II Moderate Growth
  Lifestyle Fund                  0.35%       373,468     (187,524)     185,944  (2)
VALIC Co. II Moderate Growth
  Lifestyle Fund                  0.55%     5,103,708   (2,891,309)   2,212,399  (2)
VALIC Co. II Moderate Growth
  Lifestyle Fund                  0.75%    32,127,889   (4,457,979)  27,669,910  (2)
VALIC Co. II Moderate Growth
  Lifestyle Fund                  1.45%        10,018      (33,166)     (23,148) (1)
VALIC Co. II Moderate Growth
  Lifestyle Fund                  1.85%        83,438      (17,349)      66,089  (6)
VALIC Co. II Money Market II
  Fund                            0.35%     3,012,041   (1,340,014)   1,672,027  (2)
VALIC Co. II Money Market II
  Fund                            0.55%    10,381,058  (13,901,870)  (3,520,812) (2)
VALIC Co. II Money Market II
  Fund                            0.75%    25,228,021  (41,279,406) (16,051,385) (2)
VALIC Co. II Money Market II
  Fund                            1.60%    10,874,660  (10,610,209)     264,451  (6)
VALIC Co. II Small Cap Growth
  Fund                            0.35%        94,180     (193,625)     (99,445) (2)
VALIC Co. II Small Cap Growth
  Fund                            0.55%     1,297,801   (1,902,802)    (605,001) (2)
VALIC Co. II Small Cap Growth
  Fund                            0.75%     3,885,755   (7,030,888)  (3,145,133) (2)
VALIC Co. II Small Cap Growth
  Fund                            1.45%           177         (898)        (721) (1)
VALIC Co. II Small Cap Growth
  Fund                            1.60%       247,517     (506,378)    (258,861) (6)
VALIC Co. II Small Cap Value
  Fund                            0.15%       268,922     (449,195)    (180,273) (2)
VALIC Co. II Small Cap Value
  Fund                            0.35%        47,160     (220,578)    (173,418) (2)
VALIC Co. II Small Cap Value
  Fund                            0.55%     4,456,310   (1,678,238)   2,778,072  (2)
VALIC Co. II Small Cap Value
  Fund                            0.75%     3,733,493   (6,606,105)  (2,872,612) (2)
VALIC Co. II Small Cap Value
  Fund                            1.60%       194,394     (178,312)      16,082  (6)
VALIC Co. II Socially
  Responsible Fund                0.35%       805,420     (169,883)     635,537  (2)
VALIC Co. II Socially
  Responsible Fund                0.55%    15,385,528   (2,941,515)  12,444,013  (2)
VALIC Co. II Socially
  Responsible Fund                0.75%     1,683,325  (22,841,446) (21,158,121) (2)
VALIC Co. II Socially
  Responsible Fund                1.60%       118,267      (80,495)      37,772  (6)
VALIC Co. II Strategic Bond
  Fund                            0.35%       106,130     (330,010)    (223,880) (2)
VALIC Co. II Strategic Bond
  Fund                            0.55%     2,429,531   (2,778,019)    (348,488) (2)
VALIC Co. II Strategic Bond
  Fund                            0.75%     7,657,061   (8,052,025)    (394,964) (2)
VALIC Co. II Strategic Bond
  Fund                            1.45%         6,457       (8,119)      (1,662) (1)
VALIC Co. II Strategic Bond
  Fund                            1.60%     2,072,145     (794,052)   1,278,093  (6)
Vanguard LifeStrategy
  Conservative Growth Fund        0.85%       225,542     (265,144)     (39,602) (2)
Vanguard LifeStrategy
  Conservative Growth Fund        1.05%     1,138,288     (975,488)     162,800  (2)
Vanguard LifeStrategy
  Conservative Growth Fund        1.25%     3,848,540   (3,893,005)     (44,465) (2)
Vanguard LifeStrategy
  Conservative Growth Fund        2.10%         1,386       (8,413)      (7,027) (6)
Vanguard LifeStrategy Growth
  Fund                            0.85%       121,622      (70,009)      51,613  (2)
Vanguard LifeStrategy Growth
  Fund                            1.05%     1,078,201   (1,306,147)    (227,946) (2)
Vanguard LifeStrategy Growth
  Fund                            1.25%     4,544,241   (4,616,159)     (71,918) (2)
Vanguard LifeStrategy Growth
  Fund                            2.10%         5,238       (1,213)       4,025  (6)
Vanguard LifeStrategy
  Moderate Growth Fund            0.85%        17,977     (109,083)     (91,106) (2)
Vanguard LifeStrategy
  Moderate Growth Fund            1.05%     1,358,717   (1,684,348)    (325,631) (2)
Vanguard LifeStrategy
  Moderate Growth Fund            1.25%     6,468,711   (6,670,475)    (201,764) (2)
Vanguard LifeStrategy
  Moderate Growth Fund            2.10%        34,664      (38,544)      (3,880) (6)
Vanguard Long-Term
  Investment-Grade Fund           0.40%             1       (2,458)      (2,457) (2)
Vanguard Long-Term
  Investment-Grade Fund           0.60%        73,648     (133,688)     (60,040) (2)
Vanguard Long-Term
  Investment-Grade Fund           0.80%     1,467,182   (2,561,086)  (1,093,904) (2)
Vanguard Long-Term
  Investment-Grade Fund           1.00%    24,490,848   (4,283,988)  20,206,860  (2), (3), (4), (5)
Vanguard Long-Term
  Investment-Grade Fund           2.10%       108,050     (481,223)    (373,173) (6)
Vanguard Long-Term Treasury
  Fund                            0.40%             2      (59,697)     (59,695) (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                               Contracts
                                 with a                Accumulation
                                 Total    Accumulation    Units     Net Increase
Sub-accounts                   Expense of Units Issued   Redeemed    (Decrease)
-----------------------------  ---------- ------------ ------------ ------------
Vanguard Long-Term Treasury
  Fund                            0.60%      126,504      (159,761)     (33,257) (2)
Vanguard Long-Term Treasury
  Fund                            0.80%    2,432,926    (3,382,182)    (949,256) (2)
Vanguard Long-Term Treasury
  Fund                            1.00%    2,468,669    (8,033,767)  (5,565,098) (2), (3), (4), (5)
Vanguard Long-Term Treasury
  Fund                            2.10%      124,196      (405,163)    (280,967) (6)
Vanguard Wellington Fund          0.65%    1,582,695    (1,706,378)    (123,683) (2)
Vanguard Wellington Fund          0.85%      360,217      (754,055)    (393,838) (2)
Vanguard Wellington Fund          1.05%    2,169,254    (5,940,543)  (3,771,289) (2)
Vanguard Wellington Fund          1.25%    3,725,943   (16,388,137) (12,662,194) (2)
Vanguard Wellington Fund          2.10%       66,478       (80,599)     (14,121) (6)
Vanguard Windsor II Fund          0.65%    1,350,059    (1,926,806)    (576,747) (2)
Vanguard Windsor II Fund          0.85%      258,282      (446,290)    (188,008) (2)
Vanguard Windsor II Fund          1.05%    4,097,270    (6,574,815)  (2,477,545) (2)
Vanguard Windsor II Fund          1.25%    5,810,525   (19,214,136) (13,403,611) (2)
Vanguard Windsor II Fund          2.10%       39,435       (27,932)      11,503  (6)

(1) Offered in registered Potentia Product
(2) Offered in Portfolio Director Product
(3) Offered in Group Unit Purchase Product
(4) Offered in Independence Plus Fixed and Variable Annuity Product
(5) Offered in Impact Fixed and Variable Annuity Product
(6) Offered in Equity Director Product

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                          At December 31                         For the year ended December 31
                               -------------------------------------   ---------------------------------------------------
                                           Unit Value                  Investment
                                            Lowest to       Net Assets   Income                       Total Return Lowest to
                                 Units   Highest ($) /(5)/   ($)/(4)/  Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               --------- ----------------   ---------- ---------- -----------------   ----------------------
American Beacon Holland Large Cap Growth Fund I
2015                              36,403   1.59 to 1.85        64,145     0.00%    0.40% to 1.85%          4.40% to 5.71%
2014                              40,202   1.52 to 1.75        67,191     0.00%    0.40% to 1.85%          5.03% to 6.35%
2013                              45,990   1.45 to 1.64        72,347     0.00%    0.40% to 1.85%        29.79% to 31.42%
2012                              51,966   1.12 to 1.25        62,551     0.06%    0.40% to 1.85%        10.12% to 11.51%
2011                              50,904   1.01 to 1.12        55,164     0.00%    0.40% to 1.85%          1.49% to 2.97%
Ariel Appreciation Fund
2015                             126,207   1.49 to 1.71       374,597     0.98%    0.40% to 1.85%        -7.94% to -6.59%
2014                             146,499   1.62 to 1.83       469,227     0.70%    0.40% to 1.85%          6.17% to 7.72%
2013                             151,676   1.53 to 1.70       453,673     0.91%    0.40% to 1.85%        43.53% to 45.63%
2012                             139,223   1.07 to 2.20       287,615     0.83%    0.40% to 1.85%        17.16% to 18.87%
2011                             146,226   0.91 to 1.85       255,760     0.37%    0.40% to 1.85%        -9.04% to -7.72%
Ariel Fund
2015                             139,624   1.50 to 1.57       419,231     0.64%    0.40% to 1.85%        -5.86% to -4.48%
2014                             151,989   1.59 to 1.65       482,738     0.55%    0.40% to 1.85%         8.92% to 10.51%
2013                             164,454   1.46 to 1.49       476,196     0.64%    0.40% to 1.85%        42.03% to 44.10%
2012                             172,615   1.03 to 2.18       349,450     0.96%    0.40% to 1.85%        18.11% to 19.84%
2011                             192,640   0.86 to 1.82       328,302     0.19%    0.40% to 1.85%      -12.96% to -11.70%
AST Capital Appreciation Portfolio Class 3
2015                                  18 22.39 to 23.64           419     0.00%    1.30% to 1.90%      123.85% to 136.42%
AST Government and Quality Bond Portfolio Class 3
2015                                  26 11.72 to 12.26           322     1.54%    1.30% to 1.90%        22.58% to 31.52%
Franklin Income Securities Fund
2015                                  38 11.95 to 12.59           470     0.00%    1.30% to 1.90%        19.55% to 25.90%
Invesco Balanced-Risk Commodity Strategy Fund R5
2015                             420,763   0.56 to 0.59       245,672     0.00%    0.40% to 1.85%      -18.00% to -16.97%
2014                             356,397   0.69 to 0.71       251,573     0.00%    0.40% to 1.85%      -17.33% to -16.29%
2013                             286,965   0.83 to 0.85       242,808     0.00%    0.40% to 1.85%      -15.49% to -14.42%
2012                             215,787   0.98 to 1.00       214,139     2.46%    0.40% to 1.85%        -1.77% to -3.01%
2011                               4,938   0.97 to 0.97         4,772     0.08%    0.40% to 1.85%        -3.30% to -3.24%
Invesco VI Comstock Fund Series II
2015                                  19 13.79 to 14.46           265     2.49%    1.30% to 1.90%        37.85% to 44.64%
Invesco VI Growth and Income Fund Series II
2015                                  20 14.10 to 14.81           294     3.86%    1.30% to 1.90%        41.05% to 48.07%
Lord Abbett Growth and Income Portfolio Class VC
2015                                  -- 12.64 to 12.85            10     2.54%    1.30% to 1.90%        26.42% to 28.51%
SAST Alliance Growth Portfolio Class 3
2015                                   4 19.49 to 19.49            71     0.00%    1.30% to 1.90%        94.95% to 94.95%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                       At December 31                      For the year ended December 31
                               ------------------------------    ---------------------------------------------------
                                       Unit Value         Net    Investment
                                        Lowest to       Assets     Income                       Total Return Lowest to
                               Units Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ----- ----------------   -------  ---------- -----------------   ----------------------
SAST American Funds Asset Allocation Portfolio Class 3
2015                               6 14.29 to 14.68         90      2.63%    1.30% to 1.90%        42.85% to 46.77%
SAST American Funds Global Growth Portfolio Class 3
2015                              10 15.78 to 16.57        166      0.88%    1.30% to 1.90%        57.78% to 65.68%
SAST American Funds Growth Portfolio Class 3
2015                              12 15.42 to 16.17        192      1.06%    1.30% to 1.90%        54.21% to 61.69%
SAST American Funds Growth-Income Portfolio Class 3
2015                               6 14.82 to 15.21         95      0.63%    1.30% to 1.90%        48.24% to 52.12%
SAST Balanced Portfolio Class 3
2015                               7 15.12 to 15.39        112      0.00%    1.30% to 1.90%        51.22% to 53.86%
SAST Blue Chip Growth Portfolio Class 3
2015                               7 15.48 to 16.28        109      0.23%    1.30% to 1.90%        54.77% to 62.81%
SAST Capital Growth Portfolio Class 3
2015                               8 14.37 to 15.14        126      0.00%    1.30% to 1.90%        43.67% to 51.39%
SAST Cash Management Portfolio Class 3
2015                               5   9.11 to 9.11         51      0.00%    1.30% to 1.90%        -8.88% to -8.88%
SAST Corporate Bond Portfolio Class 3
2015                              22 15.32 to 15.77        339      5.87%    1.30% to 1.90%        28.68% to 57.66%
SA Legg Mason BW Large Cap Value Class 3
2015                              12 13.71 to 14.38        170      0.33%    1.30% to 1.90%        37.13% to 43.80%
SAST Dogs of Wall Street Portfolio Class 3
2015                               9 18.23 to 19.19        173      2.14%    1.30% to 1.90%        82.27% to 91.95%
SAST Dynamic Allocation Portfolio Class 3
2015                           1,808 11.47 to 11.75     21,228      1.14%    1.30% to 1.90%        14.73% to 17.49%
SAST Emerging Markets Portfolio Class 3
2015                               6   8.57 to 9.02         55      2.46%    1.30% to 1.90%       -14.34% to -9.84%
SAST Equity Opportunities Portfolio Class 3
2015                              30 15.00 to 15.77        463      0.66%    1.30% to 1.90%        50.01% to 57.65%
SAST Foreign Value Portfolio Class 3
2015                              11  9.79 to 10.26        108      2.85%    1.30% to 1.90%         -2.11% to 2.58%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                       At December 31                      For the year ended December 31
                               ------------------------------    ---------------------------------------------------
                                       Unit Value         Net    Investment
                                        Lowest to       Assets     Income                       Total Return Lowest to
                               Units Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ----- ----------------   -------  ---------- -----------------   ----------------------
SAST Global Bond Portfolio Class 3
2015                              12 11.51 to 12.05        147      0.00%    1.30% to 1.90%       20.51% to 53.25%
SAST Growth Opportunities Portfolio Class 3
2015                               1 17.59 to 17.59         21      0.00%    1.30% to 1.90%       75.86% to 75.86%
SAST Growth-Income Portfolio Class 3
2015                              19 14.48 to 15.14        278      2.24%    1.30% to 1.90%       44.79% to 51.42%
SAST High-Yield Bond Portfolio Class 3
2015                               7 12.51 to 12.89         84      7.00%    1.30% to 1.90%       25.09% to 28.93%
SAST International Diversified Equities Portfolio
2015                              10  9.81 to 10.32        101      2.60%    1.30% to 1.90%        -1.93% to 3.17%
SAST Marsico Focused Growth Portfolio Class 3
2015                               7 15.60 to 16.43        108      0.00%    1.30% to 1.90%       55.98% to 64.29%
SAST MFS Massachusetts Investors Trust Portfolio
2015                              17 15.98 to 16.87        288      0.85%    1.30% to 1.90%       59.78% to 68.67%
SAST MFS Total Return Portfolio Class 3
2015                               4 14.02 to 14.26         56      0.80%    1.30% to 1.90%       40.21% to 42.60%
SAST Mid-Cap Growth Portfolio Class 3
2015                               3 19.49 to 20.00         54      0.00%    1.30% to 1.90%       94.85% to 99.98%
SAST Protected Asset Allocation SAST Portfolio Class 3
2015                             434 11.65 to 11.78      5,106      0.00%    1.30% to 1.90%       16.53% to 17.81%
SAST Real Estate Portfolio Class 3
2015                               1 11.63 to 11.83         12      1.56%    1.30% to 1.90%       16.32% to 18.29%
SAST Small & Mid Cap Value Portfolio Class 3
2015                               4 16.66 to 17.48         77      0.46%    1.30% to 1.90%       66.63% to 74.78%
SAST Small Company Value Portfolio Class 3
2015                               6 13.44 to 14.09         79      0.10%    1.30% to 1.90%       34.43% to 40.91%
SAST SunAmerica Dynamic Strategy Portfolio Class 3
2015                           1,617 11.38 to 11.63     18,800      0.95%    1.30% to 1.90%       13.85% to 16.29%
SAST Technology Portfolio Class 3
2015                               2 17.35 to 17.65         28      0.00%    1.30% to 1.90%       73.47% to 76.48%
SAST Telecom Utility Portfolio Class 3
2015                               0 15.42 to 15.42          2      0.00%    1.30% to 1.90%       54.18% to 54.18%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                       At December 31                       For the year ended December 31
                               -------------------------------    ---------------------------------------------------
                                        Unit Value         Net    Investment
                                         Lowest to       Assets     Income                       Total Return Lowest to
                               Units  Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------ ----------------   -------  ---------- -----------------   ----------------------
SAST Total Return Bond Portfolio Class 3
2015                               43 13.15 to 13.66        584      1.53%    1.30% to 1.90%       15.13% to 36.56%
SAST VCP Total Return Balanced Portfolio
2015                              345 10.68 to 10.78      3,719      0.00%    1.30% to 1.90%         6.84% to 7.84%
SAST VCP Value Portfolio
2015                              389 11.25 to 11.36      4,413      0.23%    1.30% to 1.90%       12.54% to 13.60%
SST Allocation Balanced Portfolio Class 3
2015                                4 13.65 to 13.65         58      2.67%    1.30% to 1.90%       36.48% to 36.48%
SST Allocation Growth Portfolio Class 3
2015                               14 14.11 to 14.35        194      2.87%    1.30% to 1.90%       41.14% to 43.47%
SST Allocation Moderate Growth Portfolio Class 3
2015                               36 13.43 to 13.79        485      2.77%    1.30% to 1.90%       34.35% to 37.94%
SST Allocation Moderate Portfolio Class 3
2015                                3 13.70 to 13.70         34      2.61%    1.30% to 1.90%       36.99% to 36.99%
SST Real Return Portfolio Class 3
2015                               12 10.79 to 11.19        132      6.79%    1.30% to 1.90%        7.88% to 11.91%
SunAmerica 2020 High Watermark Fund
2015                            7,111   1.12 to 1.17      8,011      2.63%    0.65% to 1.25%         0.02% to 0.43%
2014                            8,675   1.12 to 1.17      9,768      2.63%    0.65% to 1.25%         2.93% to 3.34%
2013                           10,588   1.09 to 1.13     11,583      2.50%    0.65% to 1.25%       -7.00% to -6.63%
2012                           13,367   1.17 to 1.21     15,716      2.31%    0.65% to 1.25%         2.96% to 3.37%
2011                           16,423   0.95 to 1.17     18,751      2.73%    0.65% to 1.25%       15.90% to 16.59%
T Rowe Price Retirement 2015 Fund
2015                            2,030   0.98 to 0.98      1,986      3.11%    0.60% to 1.00%       -1.99% to -1.95%
T Rowe Price Retirement 2020 Fund
2015                            6,826   0.98 to 0.98      6,687      3.10%    0.60% to 1.00%       -1.83% to -1.65%
T Rowe Price Retirement 2025 Fund
2015                            5,003   0.98 to 0.99      4,911      2.75%    0.60% to 1.00%       -1.58% to -1.46%
T Rowe Price Retirement 2030 Fund
2015                            5,023   0.98 to 0.99      4,933      2.64%    0.60% to 1.00%       -1.50% to -1.40%
T Rowe Price Retirement 2035 Fund
2015                            3,262   0.98 to 0.99      3,209      2.30%    0.60% to 1.00%       -1.31% to -1.24%
T Rowe Price Retirement 2040 Fund
2015                            3,591   0.98 to 0.99      3,533      2.21%    0.60% to 1.00%       -1.26% to -1.23%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                        At December 31                       For the year ended December 31
                               --------------------------------    ---------------------------------------------------
                                         Unit Value         Net    Investment
                                          Lowest to       Assets     Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   -------  ---------- -----------------   ----------------------
T Rowe Price Retirement 2045 Fund
2015                             1,961  0.98 to 0.99        1,929     1.98%    0.60% to 1.00%       -1.29% to -1.24%
T Rowe Price Retirement 2050 Fund
2015                             1,078  0.98 to 0.99        1,060     2.17%    0.60% to 1.00%       -1.23% to -1.23%
T Rowe Price Retirement 2055 Fund
2015                               544  0.98 to 0.99          536     2.12%    0.60% to 1.00%       -1.24% to -1.23%
T Rowe Price Retirement 2060 Fund
2015                               445  0.98 to 0.99          438     1.84%    0.60% to 1.00%       -1.23% to -0.66%
VALIC Co. I Asset Allocation Fund
2015                            22,849  1.27 to 8.39      164,771     2.12%    0.40% to 1.85%       -2.28% to -1.05%
2014                            23,984  1.30 to 8.48      175,376     1.74%    0.40% to 1.85%         3.43% to 4.73%
2013                            24,528  1.25 to 8.10      173,219     0.00%    0.40% to 1.85%       13.84% to 15.27%
2012                            24,967  1.10 to 7.03      154,635     2.16%    0.40% to 1.85%       11.24% to 12.64%
2011                            24,285  0.99 to 6.24      135,824     2.47%    0.40% to 1.85%        -0.92% to 0.52%
VALIC Co. I Blue Chip Growth Fund
2015                           315,722  1.03 to 1.87      594,477     0.00%    0.00% to 1.85%         2.90% to 9.00%
2014                           316,697  1.72 to 1.80      542,589     0.17%    0.40% to 1.85%         7.14% to 8.49%
2013                           335,064  1.60 to 1.66      530,958     0.00%    0.40% to 1.85%       38.60% to 40.34%
2012                           359,500  1.13 to 1.18      407,535     5.00%    0.40% to 1.85%       15.96% to 17.42%
2011                           363,493  0.90 to 1.01      352,236     2.00%    0.40% to 1.85%        -0.40% to 1.06%
VALIC Co. I Broad Cap Value Income Fund
2015                            27,164  1.53 to 1.76       45,884     1.75%    0.40% to 1.85%       -3.14% to -1.92%
2014                            28,660  1.58 to 1.79       49,558     1.19%    0.40% to 1.85%         5.56% to 6.89%
2013                            25,690  1.50 to 1.68       41,756     0.00%    0.40% to 1.85%       33.97% to 35.65%
2012                            26,193  1.12 to 1.24       31,467     0.70%    0.40% to 1.85%       11.89% to 13.30%
2011                            24,927  0.90 to 1.09       26,600     1.76%    0.40% to 1.85%        -0.19% to 1.26%
VALIC Co. I Capital Conservation Fund
2015                            43,744  1.07 to 4.12      163,372     2.01%    0.40% to 1.85%       -1.64% to -0.40%
2014                            47,680  1.09 to 4.14      177,337     2.82%    0.40% to 1.85%         4.05% to 5.36%
2013                            47,155  1.05 to 3.93      166,143     0.00%    0.40% to 1.85%       -4.16% to -2.96%
2012                            54,326  1.09 to 4.05      201,474     2.50%    0.40% to 1.85%         4.12% to 5.43%
2011                            44,908  1.05 to 3.84      158,903     3.29%    0.40% to 1.85%         4.87% to 6.40%
VALIC Co. I Core Equity Fund
2015                            71,811  1.36 to 1.53      236,140     0.97%    0.40% to 1.85%       -3.65% to -2.24%
2014                            79,936  1.39 to 1.59      270,572     1.16%    0.40% to 1.85%        9.48% to 11.08%
2013                            87,739  1.25 to 1.45      268,685     0.00%    0.40% to 1.85%       32.40% to 34.33%
2012                            95,915  0.93 to 2.46      219,871     1.49%    0.40% to 1.85%       12.10% to 13.74%
2011                           105,328  0.82 to 2.17      213,715     1.08%    0.40% to 1.85%       -2.30% to -0.88%
VALIC Co. I Dividend Value Fund
2015                           199,846  1.37 to 1.57      523,407     2.21%    0.40% to 1.85%       -2.48% to -1.05%
2014                           240,335  1.38 to 1.61      640,478     1.79%    0.40% to 1.85%         7.21% to 8.78%
2013                           221,351  1.27 to 1.50      545,977     0.00%    0.40% to 1.85%       27.69% to 29.55%
2012                           215,635  0.98 to 2.11      414,565     1.85%    0.40% to 1.85%       10.51% to 12.12%
2011                           137,547  0.87 to 1.89      237,769     1.68%    0.40% to 1.85%         6.20% to 7.74%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                        At December 31                       For the year ended December 31
                               --------------------------------    ---------------------------------------------------
                                         Unit Value         Net    Investment
                                          Lowest to       Assets     Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   -------  ---------- -----------------   ----------------------
VALIC Co. I Dynamic Allocation Fund
2015                           221,755  1.10 to 1.15      250,654     0.00%    0.40% to 1.85%        -6.32% to -5.14%
2014                           225,671  1.18 to 1.21      270,148     1.58%    0.40% to 1.85%          2.33% to 3.61%
2013                           168,660  1.15 to 1.17      195,707     0.00%    0.40% to 1.85%        15.34% to 16.81%
2012                                 1  1.00 to 1.00        9,981     0.00%    0.40% to 1.85%        -0.24% to -0.24%
VALIC Co. I Emerging Economies Fund
2015                           660,910  0.56 to 0.74      501,780     2.35%    0.40% to 1.85%      -16.11% to -14.88%
2014                           665,528  0.66 to 0.88      597,079     1.47%    0.40% to 1.85%        -7.30% to -5.94%
2013                           614,097  0.70 to 0.95      588,736     0.00%    0.40% to 1.85%        -4.55% to -3.15%
2012                           589,559  0.72 to 1.03      586,649     0.73%    0.40% to 1.85%        16.71% to 18.42%
2011                           263,671  0.61 to 0.87      219,563     0.97%    0.40% to 1.85%      -14.61% to -13.36%
VALIC Co. I Foreign Value Fund
2015                           629,025  0.82 to 0.97      734,684     2.91%    0.00% to 1.85%       -17.70% to -9.01%
2014                           662,437  0.94 to 1.07      843,022     2.03%    0.40% to 1.85%      -13.25% to -11.99%
2013                           667,927  1.07 to 1.23      971,586     0.00%    0.40% to 1.85%        23.89% to 25.69%
2012                           744,687  0.85 to 1.19      867,033     3.20%    0.40% to 1.85%        16.59% to 18.30%
2011                           839,594  0.72 to 1.01      831,211     2.58%    0.40% to 1.85%      -14.61% to -13.36%
VALIC Co. I Global Real Estate Fund
2015                           275,160  1.29 to 1.36      363,703     2.70%    0.40% to 1.85%        -1.82% to -0.58%
2014                           305,180  1.31 to 1.37      407,260     4.68%    0.40% to 1.85%        10.01% to 11.39%
2013                           255,138  1.19 to 1.23      306,864     0.00%    0.40% to 1.85%          2.63% to 3.92%
2012                           281,040  1.16 to 1.18      326,429     1.74%    0.40% to 1.85%        28.60% to 30.22%
2011                           272,862  0.89 to 0.92      244,297     2.22%    0.40% to 1.85%        -9.69% to -8.37%
VALIC Co. I Global Social Awareness Fund
2015                            63,101  1.22 to 1.39      351,900     2.16%    0.40% to 1.85%        -2.16% to -0.73%
2014                            71,601  1.23 to 1.42      404,835     1.42%    0.40% to 1.85%          5.99% to 7.54%
2013                            76,200  1.14 to 1.34      402,746     0.00%    0.40% to 1.85%        26.51% to 28.36%
2012                            65,030  0.89 to 4.50      267,576     1.83%    0.40% to 1.85%        16.12% to 16.83%
2011                            72,176  0.76 to 3.86      255,983     1.99%    0.40% to 1.85%        -7.53% to -6.55%
VALIC Co. I Global Strategy Fund
2015                           246,487  1.23 to 1.88      447,174     2.83%    0.40% to 1.85%        -6.50% to -5.33%
2014                           263,441  1.31 to 1.99      506,654     3.35%    0.40% to 1.85%         -0.03% to 1.23%
2013                           281,255  1.31 to 1.96      536,276     0.00%    0.40% to 1.85%        16.62% to 18.08%
2012                           273,255  1.13 to 1.66      442,647     5.69%    0.40% to 1.85%        17.35% to 18.83%
2011                           335,756  0.96 to 1.40      459,716     4.41%    0.40% to 1.85%        -4.01% to -2.61%
VALIC Co. I Government Securities Fund
2015                            28,531  1.06 to 4.00      102,441     2.27%    0.40% to 1.85%         -1.04% to 0.21%
2014                            32,590  1.07 to 3.99      117,631     2.41%    0.40% to 1.85%          3.59% to 4.89%
2013                            37,427  1.03 to 3.80      129,265     0.00%    0.40% to 1.85%        -5.98% to -4.80%
2012                            31,983  1.10 to 3.99      115,432     2.46%    0.40% to 1.85%          1.80% to 3.08%
2011                            33,043  1.08 to 3.87      116,669     2.22%    0.40% to 1.85%          7.77% to 9.34%
VALIC Co. I Growth & Income Fund
2015                            30,787  1.50 to 3.77      106,901     0.98%    0.40% to 1.85%        -1.92% to -0.69%
2014                            32,067  1.52 to 3.80      112,600     0.73%    0.40% to 1.85%        12.04% to 13.45%
2013                            32,540  1.36 to 3.35      101,061     0.00%    0.40% to 1.85%        30.23% to 31.87%
2012                            34,018  0.95 to 2.54       80,380     0.91%    0.40% to 1.85%        11.27% to 12.68%
2011                            36,023  0.78 to 2.25       76,135     0.77%    0.40% to 1.85%        -6.10% to -4.73%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                         At December 31                        For the year ended December 31
                               -----------------------------------   ---------------------------------------------------
                                         Unit Value                  Investment
                                          Lowest to       Net Assets   Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/   ($)/(4)/  Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   ---------- ---------- -----------------   ----------------------
VALIC Co. I Growth Fund
2015                           563,318  1.56 to 1.58        972,368     0.61%    0.40% to 1.85%          1.20% to 2.67%
2014                           577,669  1.54 to 1.54        976,737     0.83%    0.40% to 1.85%         8.70% to 10.29%
2013                           605,498  1.40 to 1.42        933,492     0.00%    0.40% to 1.85%        28.70% to 30.58%
2012                           665,111  1.07 to 1.22        789,736     0.72%    0.40% to 1.85%        12.80% to 14.46%
2011                           674,070  0.94 to 1.07        703,255     0.70%    0.40% to 1.85%        -2.44% to -1.02%
VALIC Co. I Health Sciences Fund
2015                           198,619  2.97 to 4.84        908,214     0.00%    0.40% to 1.85%        10.59% to 11.98%
2014                           180,847  2.69 to 4.32        741,351     0.00%    0.40% to 1.85%        29.16% to 30.79%
2013                           169,471  2.08 to 3.30        533,127     0.00%    0.40% to 1.85%        48.27% to 50.13%
2012                           149,863  1.40 to 2.20        315,416     0.00%    0.40% to 1.85%        29.31% to 30.94%
2011                           132,174  1.08 to 1.68        213,411     0.37%    0.40% to 1.85%         8.46% to 10.04%
VALIC Co. I Inflation Protected Fund
2015                           349,404  0.82 to 1.01        436,497     1.93%    0.00% to 1.85%       -17.70% to -4.79%
2014                           343,816  1.06 to 1.35        447,353     1.87%    0.40% to 1.85%          1.09% to 2.36%
2013                           321,428  1.05 to 1.32        410,166     0.00%    0.40% to 1.85%        -8.68% to -7.53%
2012                           298,846  1.15 to 1.43        413,284     2.77%    0.40% to 1.85%          6.05% to 7.38%
2011                           255,365  1.08 to 1.33        330,664     1.72%    0.40% to 1.85%          8.10% to 9.67%
VALIC Co. I International Equities Index Fund
2015                           479,975  1.03 to 1.99        865,679     3.64%    0.40% to 1.85%        -2.82% to -1.60%
2014                           477,197  1.06 to 2.02        878,599     2.63%    0.40% to 1.85%        -7.18% to -6.01%
2013                           524,216  1.14 to 2.15      1,030,145     0.00%    0.40% to 1.85%        16.81% to 18.28%
2012                           520,838  0.98 to 1.82        870,642     2.88%    0.40% to 1.85%        14.88% to 16.32%
2011                           590,610  0.63 to 1.56        851,929     2.92%    0.40% to 1.85%      -14.69% to -13.45%
VALIC Co. I International Government Bond Fund
2015                            51,941  0.96 to 1.22        147,455     2.62%    0.40% to 1.85%        -5.10% to -3.71%
2014                            57,427  1.01 to 1.27        171,076     1.90%    0.40% to 1.85%         -0.49% to 0.96%
2013                            58,726  1.01 to 1.26        176,097     0.00%    0.40% to 1.85%        -7.34% to -5.99%
2012                            56,985  1.09 to 3.52        182,727     3.20%    0.40% to 1.85%          6.64% to 8.21%
2011                            66,998  1.03 to 3.26        201,827     3.92%    0.40% to 1.85%          2.57% to 4.06%
VALIC Co. I International Growth Fund
2015                           161,609  1.15 to 2.98        445,480     1.57%    0.40% to 1.85%        -2.31% to -1.08%
2014                           181,602  1.17 to 3.01        507,942     1.87%    0.40% to 1.85%        -5.23% to -4.04%
2013                           201,213  1.24 to 3.14        586,844     0.00%    0.40% to 1.85%        18.54% to 20.03%
2012                           235,242  1.04 to 2.62        573,397     1.60%    0.40% to 1.85%        17.98% to 19.46%
2011                           234,810  0.74 to 2.19        482,873     1.62%    0.40% to 1.85%      -11.46% to -10.17%
VALIC Co. I Large Cap Core Fund
2015                            70,024  1.70 to 2.29        154,651     1.08%    0.40% to 1.85%          1.16% to 2.43%
2014                            77,828  1.68 to 2.24        168,547     0.92%    0.40% to 1.85%        11.19% to 12.59%
2013                            88,578  1.51 to 1.99        170,580     0.00%    0.40% to 1.85%        33.55% to 35.23%
2012                            95,261  1.13 to 1.47        136,137     1.02%    0.40% to 1.85%        16.49% to 17.95%
2011                           101,911  0.97 to 1.25        124,377     0.91%    0.40% to 1.85%        -2.85% to -1.44%
VALIC Co. I Large Capital Growth Fund
2015                           225,299  1.35 to 1.41        380,367     0.56%    0.40% to 1.85%        -1.84% to -0.41%
2014                           242,825  1.36 to 1.44        414,317     0.46%    0.40% to 1.85%         9.41% to 11.00%
2013                           262,881  1.22 to 1.31        406,386     0.00%    0.40% to 1.85%        29.16% to 31.04%
2012                           289,231  0.93 to 1.22        343,216     0.21%    0.40% to 1.85%        10.37% to 11.98%
2011                           316,720  0.83 to 1.10        337,606     0.28%    0.40% to 1.85%        -7.84% to -6.49%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                         At December 31                        For the year ended December 31
                               -----------------------------------   ---------------------------------------------------
                                         Unit Value                  Investment
                                          Lowest to       Net Assets   Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/   ($)/(4)/  Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   ---------- ---------- -----------------   ----------------------
VALIC Co. I Mid Cap Index Fund
2015                           171,943   1.49 to 1.65     2,837,816     1.06%    0.40% to 1.85%        -4.29% to -2.89%
2014                           181,983   1.56 to 1.70     3,132,717     1.09%    0.40% to 1.85%          7.41% to 8.97%
2013                           193,124   1.45 to 1.56     3,077,255     0.00%    0.40% to 1.85%        30.67% to 32.58%
2012                           206,475  1.11 to 14.69     2,515,665     1.01%    0.40% to 1.85%        15.36% to 17.05%
2011                           217,217  0.96 to 12.58     2,286,604     0.90%    0.40% to 1.85%        -3.80% to -2.40%
VALIC Co. I Mid Cap Strategic Growth Fund
2015                           122,905   1.27 to 1.29       236,154     0.00%    0.40% to 1.85%        -4.41% to -3.01%
2014                           138,081   1.31 to 1.35       275,077     0.51%    0.40% to 1.85%          1.33% to 2.81%
2013                           152,807   1.27 to 1.34       298,156     0.00%    0.40% to 1.85%        36.08% to 38.06%
2012                           164,490   0.92 to 1.47       233,684     0.00%    0.40% to 1.85%          7.22% to 8.79%
2011                           187,090   0.85 to 1.35       245,809     0.47%    0.40% to 1.85%        -8.46% to -7.12%
VALIC Co. I Money Market I Fund
2015                           161,058   0.91 to 1.00       321,332     0.01%    0.40% to 1.85%        -1.82% to -0.39%
2014                           164,766   0.93 to 1.00       331,649     0.01%    0.40% to 1.85%        -1.82% to -0.39%
2013                           174,678   0.95 to 1.01       353,206     0.01%    0.40% to 1.85%        -1.82% to -0.39%
2012                           181,065   0.96 to 2.30       370,398     0.01%    0.40% to 1.85%        -1.83% to -0.39%
2011                           190,836   0.98 to 2.31       395,685     0.01%    0.40% to 1.85%        -1.82% to -0.39%
VALIC Co. I Nasdaq-100 Index Fund
2015                           230,784   1.32 to 1.95       288,932     0.91%    0.40% to 1.85%          7.19% to 8.54%
2014                           221,062   1.22 to 1.82       256,141     0.71%    0.40% to 1.85%        16.51% to 17.98%
2013                           205,690   1.03 to 1.57       202,625     0.00%    0.40% to 1.85%        33.74% to 35.42%
2012                           212,283   0.73 to 1.17       154,991     0.50%    0.40% to 1.85%        15.78% to 17.23%
2011                           184,202   0.62 to 1.01       115,067     0.37%    0.40% to 1.85%          1.08% to 2.55%
VALIC Co. I Science & Technology Fund
2015                           193,309   1.69 to 1.81       934,907     0.00%    0.40% to 1.85%          5.90% to 7.45%
2014                           207,052   1.60 to 1.69       942,200     0.12%    0.40% to 1.85%        12.33% to 13.97%
2013                           220,087   1.42 to 1.48       884,907     0.00%    0.40% to 1.85%        39.88% to 41.92%
2012                           241,647   0.66 to 3.17       690,337     0.00%    0.40% to 1.85%        10.08% to 11.69%
2011                           266,886   0.60 to 2.84       687,137     0.00%    0.40% to 1.85%        -7.71% to -6.36%
VALIC Co. I Small Cap Aggressive Growth Fund
2015                            53,883   1.57 to 2.22       115,362     0.00%    0.40% to 1.85%         -0.36% to 0.89%
2014                            49,889   1.58 to 2.20       106,181     0.00%    0.40% to 1.85%          7.89% to 9.25%
2013                            56,587   1.46 to 2.02       110,639     0.00%    0.40% to 1.85%        46.99% to 48.83%
2012                            55,949   1.00 to 1.35        73,916     0.00%    0.40% to 1.85%        12.96% to 14.38%
2011                            60,834   0.88 to 1.18        70,524     0.00%    0.40% to 1.85%      -11.85% to -10.57%
VALIC Co. I Small Cap Fund
2015                            69,598   1.46 to 1.56       302,832     0.00%    0.40% to 1.85%        -6.53% to -5.16%
2014                            77,944   1.56 to 1.64       359,695     0.32%    0.40% to 1.85%          2.10% to 3.59%
2013                            86,577   1.53 to 1.58       387,730     0.00%    0.40% to 1.85%        37.85% to 39.86%
2012                            96,923   1.11 to 3.48       312,090     0.07%    0.40% to 1.85%        13.72% to 15.15%
2011                           107,633   0.97 to 3.03       302,695     0.13%    0.40% to 1.85%        -2.58% to -1.16%
VALIC Co. I Small Cap Index Fund
2015                           168,426   1.40 to 1.47       916,967     1.10%    0.40% to 1.85%        -6.23% to -4.86%
2014                           181,700   1.50 to 1.55     1,051,213     1.22%    0.40% to 1.85%          2.84% to 4.34%
2013                           193,566   1.46 to 1.48     1,087,389     0.00%    0.40% to 1.85%        36.10% to 38.09%
2012                           205,976   1.07 to 4.62       846,828     1.28%    0.40% to 1.85%        13.93% to 15.59%
2011                           225,799   0.93 to 4.00       811,189     0.97%    0.40% to 1.85%        -6.06% to -4.69%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                         At December 31                        For the year ended December 31
                               -----------------------------------   ---------------------------------------------------
                                         Unit Value                  Investment
                                          Lowest to       Net Assets   Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/   ($)/(4)/  Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   ---------- ---------- -----------------   ----------------------
VALIC Co. I Small Cap Special Values Fund
2015                           124,946   1.41 to 1.58       191,259     1.00%    0.40% to 1.85%       -5.98% to -4.80%
2014                           137,726   1.50 to 1.66       222,234     0.72%    0.40% to 1.85%         5.01% to 6.33%
2013                           152,559   1.43 to 1.57       232,376     0.00%    0.40% to 1.85%       36.42% to 38.14%
2012                           170,518   1.05 to 1.13       188,728     0.60%    0.40% to 1.85%        4.84% to 13.82%
2011                           186,944   0.88 to 1.00       182,403     0.77%    0.40% to 1.85%       -5.93% to -5.36%
VALIC Co. I Small Mid Growth Fund
2015                            75,233   1.45 to 1.66       120,361     0.00%    0.40% to 1.85%       -2.46% to -1.23%
2014                            74,225   1.48 to 1.68       120,734     0.03%    0.40% to 1.85%        9.04% to 10.41%
2013                            86,006   1.36 to 1.52       127,108     0.00%    0.40% to 1.85%       32.29% to 33.95%
2012                            91,849   1.03 to 1.14       101,706     0.00%    0.40% to 1.85%        2.86% to 10.94%
2011                            98,545   0.91 to 1.02        98,730     0.00%    0.40% to 1.85%       -5.31% to -4.75%
VALIC Co. I Stock Index Fund
2015                           469,713  1.62 to 73.41     3,864,263     1.62%    0.33% to 1.85%        -0.80% to 0.72%
2014                           509,445  1.48 to 72.89     4,460,478     1.59%    0.33% to 1.85%       12.83% to 12.91%
2013                           543,134  1.31 to 64.55     2,146,977     0.00%    0.33% to 1.85%       31.39% to 32.93%
2012                           575,726  1.00 to 48.56     1,747,315     1.78%    0.33% to 1.85%       14.87% to 15.12%
2011                           612,543  0.87 to 42.27     1,360,440     1.68%    0.33% to 1.85%         1.34% to 1.41%
VALIC Co. I Value Fund
2015                            46,550   1.47 to 2.04        90,362     1.53%    0.40% to 1.85%       -4.95% to -3.76%
2014                            51,425   1.55 to 2.12       104,102     1.61%    0.40% to 1.85%        9.36% to 10.73%
2013                            58,431   1.42 to 1.92       107,189     0.00%    0.40% to 1.85%       28.73% to 30.35%
2012                            64,658   1.10 to 1.47        91,345     2.12%    0.40% to 1.85%       14.80% to 16.24%
2011                            94,147   0.80 to 1.26       114,983     1.31%    0.40% to 1.85%       -4.06% to -2.66%
VALIC Co. II Aggressive Growth Lifestyle Fund
2015                           186,171   1.34 to 2.92       509,379     1.64%    0.15% to 1.60%       -2.47% to -1.24%
2014                           185,273   1.37 to 2.96       515,140     0.92%    0.15% to 1.60%         2.64% to 3.94%
2013                           170,127   1.34 to 2.84       456,690     0.00%    0.15% to 1.60%       20.03% to 21.54%
2012                           151,965   1.11 to 2.34       336,975     1.53%    0.15% to 1.60%       13.38% to 14.80%
2011                           110,693   0.95 to 2.04       214,836     2.04%    0.15% to 1.60%       -1.75% to -0.32%
VALIC Co. II Capital Appreciation Fund
2015                            23,015   1.67 to 1.84        39,745     0.32%    0.15% to 1.60%         4.12% to 5.43%
2014                            25,635   1.60 to 1.74        42,148     0.44%    0.15% to 1.60%         6.88% to 8.22%
2013                            27,282   1.50 to 1.61        41,604     0.00%    0.15% to 1.60%       33.92% to 35.60%
2012                            30,004   0.81 to 1.19        33,868     0.47%    0.15% to 1.60%       16.07% to 17.53%
2011                            29,258   0.70 to 1.20        28,216     0.47%    0.15% to 1.60%       -3.44% to -2.03%
VALIC Co. II Conservative Growth Lifestyle Fund
2015                           122,367   1.19 to 2.76       315,811     2.26%    0.15% to 1.60%       -2.92% to -1.70%
2014                           123,317   1.23 to 2.81       324,988     1.93%    0.15% to 1.60%         2.01% to 3.29%
2013                           110,543   1.21 to 2.72       283,012     0.00%    0.15% to 1.60%         7.61% to 8.96%
2012                            92,004   1.12 to 2.50       216,627     2.30%    0.15% to 1.60%       10.11% to 11.49%
2011                            63,788   1.02 to 2.24       135,919     2.76%    0.15% to 1.60%         1.79% to 3.27%
VALIC Co. II Core Bond Fund
2015                           478,176   0.99 to 1.09       931,327     1.96%    0.00% to 1.60%       -1.78% to -1.47%
2014                           362,992   1.11 to 1.42       714,084     1.90%    0.15% to 1.60%         3.77% to 5.28%
2013                           358,358   1.07 to 1.35       673,167     0.00%    0.15% to 1.60%       -3.37% to -1.96%
2012                           239,177   1.10 to 2.05       459,847     3.00%    0.15% to 1.60%         5.68% to 7.22%
2011                           209,904   1.05 to 1.92       378,574     3.26%    0.15% to 1.60%         4.53% to 6.05%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                        At December 31                       For the year ended December 31
                               --------------------------------    ---------------------------------------------------
                                         Unit Value         Net    Investment
                                          Lowest to       Assets     Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   -------  ---------- -----------------   ----------------------
VALIC Co. II High Yield Bond Fund
2015                           151,446  1.14 to 2.55      357,921     4.76%    0.15% to 1.60%        -5.19% to -4.00%
2014                           136,270  1.21 to 2.66      338,332     4.88%    0.15% to 1.60%          1.22% to 2.49%
2013                           129,320  1.19 to 2.59      313,222     0.00%    0.15% to 1.60%          3.51% to 4.81%
2012                           129,786  1.15 to 2.48      300,387     6.16%    0.15% to 1.60%        11.94% to 13.35%
2011                           105,061  1.03 to 2.18      216,844     7.19%    0.15% to 1.60%          2.75% to 4.25%
VALIC Co. II International Opportunities Fund
2015                           268,732  1.13 to 2.37      596,948     1.29%    0.15% to 1.60%          6.76% to 8.10%
2014                           264,766  1.06 to 2.19      546,228     1.27%    0.15% to 1.60%        -6.72% to -5.54%
2013                           260,892  1.13 to 2.32      571,456     0.00%    0.15% to 1.60%        19.22% to 20.72%
2012                           275,156  0.95 to 1.92      501,215     2.04%    0.15% to 1.60%        20.10% to 21.61%
2011                           345,788  0.63 to 1.58      519,835     1.64%    0.15% to 1.60%      -20.90% to -19.74%
VALIC Co. II Large Cap Value Fund
2015                            65,554  1.50 to 2.87      175,269     1.36%    0.15% to 1.60%        -4.33% to -3.12%
2014                            70,147  1.57 to 2.96      194,386     1.12%    0.15% to 1.60%         8.98% to 10.35%
2013                            75,961  1.44 to 2.68      191,301     0.00%    0.15% to 1.60%        33.22% to 34.89%
2012                            80,659  1.08 to 1.99      151,544     1.33%    0.15% to 1.60%        15.07% to 16.52%
2011                            95,597  0.73 to 1.71      155,197     1.01%    0.15% to 1.60%        -5.89% to -4.52%
VALIC Co. II Mid Cap Growth Fund
2015                            70,382  1.29 to 1.97      129,610     0.00%    0.15% to 1.60%        -2.51% to -1.28%
2014                            70,017  1.33 to 1.99      131,202     0.07%    0.15% to 1.60%          0.59% to 1.85%
2013                            74,465  1.32 to 1.96      137,360     0.00%    0.15% to 1.60%        28.95% to 30.57%
2012                            83,075  1.02 to 1.50      117,917     0.10%    0.15% to 1.60%         9.54% to 10.92%
2011                           109,257  0.84 to 1.35      140,381     0.00%    0.15% to 1.60%        -6.60% to -5.24%
VALIC Co. II Mid Cap Value Fund
2015                           164,206  1.45 to 1.48      832,661     0.21%    0.15% to 1.60%        -2.98% to -1.56%
2014                           167,438  1.49 to 1.50      866,425     0.30%    0.15% to 1.60%          5.03% to 6.56%
2013                           176,026  1.41 to 1.42      859,834     0.00%    0.15% to 1.60%        32.26% to 34.19%
2012                           190,393  1.05 to 3.96      700,450     0.44%    0.15% to 1.60%        19.84% to 21.59%
2011                           190,365  0.86 to 3.27      580,005     0.51%    0.15% to 1.60%       -10.23% to -8.92%
VALIC Co. II Moderate Growth Lifestyle Fund
2015                           284,833  1.28 to 2.98      794,250     1.84%    0.15% to 1.60%        -2.52% to -1.30%
2014                           281,015  1.31 to 3.02      796,886     1.29%    0.15% to 1.60%          2.61% to 3.91%
2013                           250,904  1.28 to 2.91      687,344     0.00%    0.15% to 1.60%        14.75% to 16.20%
2012                           210,641  1.11 to 2.50      498,521     1.83%    0.15% to 1.60%        11.89% to 13.30%
2011                           149,322  1.00 to 2.21      313,625     2.25%    0.15% to 1.60%         -0.35% to 1.10%
VALIC Co. II Money Market II Fund
2015                           137,897  0.92 to 1.31      169,405     0.01%    0.15% to 1.60%        -1.58% to -0.34%
2014                           129,018  0.94 to 1.31      158,688     0.01%    0.15% to 1.60%        -1.58% to -0.34%
2013                           146,653  0.95 to 1.31      181,686     0.01%    0.15% to 1.60%        -1.58% to -0.34%
2012                           137,930  0.97 to 1.32      172,581     0.01%    0.15% to 1.60%        -1.58% to -0.34%
2011                           152,454  0.98 to 1.32      192,060     0.01%    0.15% to 1.60%        -1.57% to -0.14%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                        At December 31                       For the year ended December 31
                               --------------------------------    ---------------------------------------------------
                                         Unit Value         Net    Investment
                                          Lowest to       Assets     Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   -------  ---------- -----------------   ----------------------
VALIC Co. II Small Cap Growth Fund
2015                            31,399  1.45 to 2.78       81,854     0.00%    0.15% to 1.60%       -2.80% to -1.57%
2014                            34,657  1.49 to 2.83       92,186     0.00%    0.15% to 1.60%       -1.57% to -0.33%
2013                            38,766  1.52 to 2.84      103,555     0.00%    0.15% to 1.60%       45.35% to 47.18%
2012                            40,783  0.97 to 1.93       74,470     0.00%    0.15% to 1.60%       10.58% to 11.98%
2011                            43,106  0.87 to 1.72       70,618     0.00%    0.15% to 1.60%       -5.68% to -4.31%
VALIC Co. II Small Cap Value Fund
2015                           127,730  1.32 to 1.42      426,135     0.61%    0.15% to 1.60%       -8.00% to -6.66%
2014                           147,595  1.43 to 1.52      531,491     0.90%    0.15% to 1.60%         3.87% to 5.38%
2013                           148,027  1.38 to 1.44      508,084     0.00%    0.15% to 1.60%       34.05% to 36.01%
2012                           165,403  1.03 to 2.71      420,658     0.53%    0.15% to 1.60%       13.23% to 14.89%
2011                           172,412  0.91 to 2.37      383,764     0.87%    0.15% to 1.60%       -9.23% to -7.90%
VALIC Co. II Socially Responsible Fund
2015                           292,340  1.70 to 2.49      730,245     1.12%    0.00% to 1.60%        -0.49% to 0.36%
2014                           287,491  1.71 to 2.65      716,043     1.30%    0.15% to 1.60%       13.70% to 15.13%
2013                           295,532  1.51 to 2.30      640,726     0.00%    0.15% to 1.60%       33.28% to 34.96%
2012                           332,810  1.13 to 1.70      536,742     1.46%    0.15% to 1.60%       13.40% to 14.83%
2011                           465,306  0.89 to 1.48      656,164     1.24%    0.15% to 1.60%        -0.30% to 1.15%
VALIC Co. II Strategic Bond Fund
2015                           216,273  1.11 to 2.79      561,958     3.67%    0.15% to 1.60%       -3.49% to -2.28%
2014                           227,800  1.15 to 2.86      607,548     3.69%    0.15% to 1.60%         2.30% to 3.58%
2013                           227,491  1.12 to 2.76      589,850     0.00%    0.15% to 1.60%       -1.33% to -0.09%
2012                           231,898  1.14 to 2.76      603,911     4.18%    0.15% to 1.60%       10.62% to 12.01%
2011                           202,475  1.03 to 2.46      474,360     5.67%    0.15% to 1.60%         2.67% to 4.17%
Vanguard LifeStrategy Conservative Growth Fund
2015                            42,527  1.17 to 2.08       82,922     2.16%    0.65% to 2.10%       -2.25% to -1.02%
2014                            42,735  1.19 to 2.10       84,501     2.14%    0.65% to 2.10%         4.73% to 6.05%
2013                            42,663  1.14 to 1.98       79,830     2.00%    0.65% to 2.10%         6.81% to 8.15%
2012                            42,752  1.07 to 1.83       74,254     2.35%    0.65% to 2.10%         6.92% to 8.26%
2011                            39,731  1.00 to 1.69       64,120     2.34%    0.65% to 2.10%        -0.35% to 1.10%
Vanguard LifeStrategy Growth Fund
2015                            97,409  1.29 to 2.25      205,502     2.10%    0.65% to 2.10%       -3.23% to -2.01%
2014                            99,085  1.33 to 2.30      214,115     2.13%    0.65% to 2.10%         4.95% to 6.27%
2013                            99,330  1.27 to 2.16      202,733     2.08%    0.65% to 2.10%       18.68% to 20.17%
2012                            97,744  1.07 to 1.80      166,668     2.39%    0.65% to 2.10%       11.99% to 13.40%
2011                            97,374  0.86 to 1.59      146,998     2.06%    0.65% to 2.10%       -4.31% to -2.91%
Vanguard LifeStrategy Moderate Growth Fund
2015                           106,334  1.24 to 2.22      221,140     2.13%    0.65% to 2.10%       -2.64% to -1.41%
2014                           106,092  1.27 to 2.25      224,613     2.11%    0.65% to 2.10%         4.85% to 6.16%
2013                           106,715  1.21 to 2.12      213,624     2.02%    0.65% to 2.10%       12.66% to 14.07%
2012                           106,449  1.07 to 1.86      187,532     2.36%    0.65% to 2.10%        9.44% to 10.81%
2011                           103,448  0.95 to 1.68      165,256     2.25%    0.65% to 2.10%       -1.82% to -0.39%
Vanguard Long-Term Investment-Grade Fund
2015                            73,062  1.30 to 1.71      233,833     4.64%    0.40% to 1.85%       -4.00% to -2.60%
2014                           100,257  1.35 to 1.76      329,544     4.29%    0.40% to 1.85%       16.00% to 17.69%
2013                            81,579  1.17 to 1.50      228,921     4.74%    0.40% to 1.85%       -7.59% to -6.24%
2012                           107,229  1.26 to 3.40      324,948     4.67%    0.40% to 1.85%        9.61% to 11.21%
2011                            91,923  1.15 to 3.07      252,660     5.37%    0.40% to 1.85%       15.04% to 16.71%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                         At December 31                        For the year ended December 31
                               -----------------------------------   ---------------------------------------------------
                                         Unit Value                  Investment
                                          Lowest to       Net Assets   Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/   ($)/(4)/  Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   ---------- ---------- -----------------   ----------------------
Vanguard Long-Term Treasury Fund
2015                            71,630  1.31 to 1.70        234,777     2.78%    0.40% to 1.85%        -3.35% to -1.93%
2014                            79,135  1.35 to 1.73        264,756     3.07%    0.40% to 1.85%        22.98% to 24.77%
2013                            86,023  1.10 to 1.39        231,479     3.11%    0.40% to 1.85%      -14.62% to -13.37%
2012                           104,316  1.29 to 3.46        328,115     2.76%    0.40% to 1.85%          1.56% to 3.05%
2011                           110,878  1.27 to 3.37        340,278     3.27%    0.40% to 1.85%        26.91% to 28.75%
Vanguard Wellington Fund
2015                           458,029  0.97 to 1.38      1,739,836     2.58%    0.00% to 2.10%        -2.02% to -0.59%
2014                           475,391  1.41 to 1.52      1,830,152     2.53%    0.65% to 2.10%          7.54% to 9.11%
2013                           492,356  1.31 to 1.39      1,746,521     2.54%    0.65% to 2.10%        17.18% to 18.89%
2012                           511,573  1.12 to 3.46      1,537,119     2.86%    0.65% to 2.10%        10.23% to 11.84%
2011                           548,042  1.02 to 3.10      1,483,510     2.97%    0.65% to 2.10%          1.70% to 3.18%
Vanguard Windsor II Fund
2015                           471,077  1.32 to 1.52      1,656,936     2.18%    0.65% to 2.10%        -5.23% to -3.84%
2014                           501,441  1.37 to 1.60      1,845,783     2.22%    0.65% to 2.10%         8.85% to 10.44%
2013                           518,076  1.24 to 1.47      1,736,698     2.12%    0.65% to 2.10%        27.98% to 29.84%
2012                           550,354  0.96 to 2.95      1,431,448     2.33%    0.65% to 2.10%        14.28% to 15.96%
2011                           609,057  0.83 to 2.55      1,377,632     2.23%    0.65% to 2.10%          0.57% to 2.04%

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see Note 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(4) These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.
(5) Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated Separate Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 28, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Separate Account's financial statements.

                     THE VARIABLE ANNUITY LIFE
                     INSURANCE COMPANY
                     Audited GAAP Financial Statements
                     At December 31, 2015 and 2014 and for each of the three years ended December 31, 2015

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                                                                     Page
                                                                                                                     ----
CONSOLIDATED FINANCIAL STATEMENTS
Independent Auditor's Report                                                                                           2
Consolidated Balance Sheets at December 31, 2015 and 2014                                                              3
Consolidated Statements of Income for each of the years ended December 31, 2015, 2014 and 2013                         4
Consolidated Statements of Comprehensive Income (Loss) for each of the years ended December 31, 2015, 2014 and 2013    5
Consolidated Statements of Equity for each of the years ended December 31, 2015, 2014 and 2013                         6
Consolidated Statements of Cash Flows for each of the years ended December 31, 2015, 2014 and 2013                     7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation                                                                                               8
2. Summary of Significant Accounting Policies                                                                          9
3. Fair Value Measurements                                                                                            12
4. Investments                                                                                                        28
5. Lending Activities                                                                                                 38
6. Reinsurance                                                                                                        40
7. Derivatives and Hedge Accounting                                                                                   40
8. Deferred Policy Acquisition Costs and Deferred Sales Inducements                                                   42
9. Variable Interest Entities                                                                                         45
10. Insurance Liabilities                                                                                             47
11. Variable Annuity Contracts                                                                                        47
12. Debt                                                                                                              50
13. Commitments and Contingencies                                                                                     51
14. Equity                                                                                                            52
15. Statutory Financial Data and Restrictions                                                                         54
16. Benefit Plans                                                                                                     54
17. Income Taxes                                                                                                      55
18. Related Party Transactions                                                                                        58

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company

We have audited the accompanying consolidated financial statements of The Variable Annuity Life Insurance Company and its subsidiaries (the Company), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended
December 31, 2015.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 28, 2016

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                                             DECEMBER 31,
                                                                                                            ---------------
(IN MILLIONS, EXCEPT FOR SHARE DATA)                                                                         2015    2014
------------------------------------                                                                        ------- -------
ASSETS:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2015 - $32,212; 2014 - $33,695)          $33,133 $35,883
          Other bond securities, at fair value                                                                1,214   1,158
       Equity securities:
          Preferred stock, available for sale, at fair value (cost: 2015 - $4; 2014 - $4)                         4       4
       Mortgage and other loans receivable, net of allowance                                                  5,718   5,326
       Other invested assets (portion measured at fair value: 2015 - $1,106; 2014 - $1,171)                   2,379   2,479
       Short-term investments (portion measured at fair value: 2015 - $560; 2014 - $216)                        603     443
                                                                                                            ------- -------
          Total investments                                                                                  43,051  45,293
   Cash                                                                                                          82     110
   Accrued investment income                                                                                    464     482
   Amounts due from related parties                                                                              31      34
   Premiums and other receivables - net of allowance                                                             66      61
   Deferred policy acquisition costs                                                                            964     800
   Current income tax receivable                                                                                 --      14
   Other assets (including restricted cash of $14 in 2015 and $205 in 2014)                                     459     619
   Separate account assets, at fair value                                                                    31,536  33,401
                                                                                                            ------- -------
TOTAL ASSETS                                                                                                $76,653 $80,814
                                                                                                            ======= =======
LIABILITIES:
   Future policy benefits for life and accident and health insurance contracts                              $   748 $   843
   Policyholder contract deposits (portion measured at fair value: 2015 - $197; 2014 - $236)                 37,874  37,704
   Other policyholder funds                                                                                       7      10
   Current income tax payable                                                                                     4      --
   Deferred income taxes                                                                                         46     206
   Notes payable - to affiliates, net (portion measured at fair value: 2015 - $143; 2014 - $149)                143     149
   Notes payable - to third parties, net                                                                         50     118
   Amounts due to related parties                                                                               101     958
   Securities lending payable                                                                                   169      --
   Other liabilities                                                                                            534     343
   Separate account liabilities                                                                              31,536  33,401
                                                                                                            ------- -------
TOTAL LIABILITIES                                                                                            71,212  73,732
                                                                                                            ------- -------
Commitments and contingencies (see Note 13)
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY (VALIC) SHAREHOLDER'S EQUITY:
   Common stock, $1 par value; 5,000,000 shares authorized, 3,575,000 shares issued and outstanding               4       4
   Additional paid-in capital                                                                                 4,515   5,305
   Accumulated other comprehensive income                                                                       908   1,760
                                                                                                            ------- -------
TOTAL VALIC SHAREHOLDER'S EQUITY                                                                              5,427   7,069
NONCONTROLLING INTERESTS                                                                                         14      13
                                                                                                            ------- -------
TOTAL EQUITY                                                                                                  5,441   7,082
                                                                                                            ------- -------
TOTAL LIABILITIES AND EQUITY                                                                                $76,653 $80,814
                                                                                                            ======= =======

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                                      Years Ended December 31,
                                                                      ------------------------
(IN MILLIONS)                                                          2015    2014     2013
-------------                                                         ------  ------  --------
REVENUES:
   Premiums                                                           $   21  $   44  $     12
   Policy fees                                                           401     405       368
   Net investment income                                               2,077   2,356     2,528
   Net realized capital gains:
       Total other-than-temporary
         impairments on available for sale securities                    (48)    (38)      (16)
       Portion of other-than-temporary impairments
         on available for sale fixed maturity securities
         recognized in other comprehensive income (loss)                  (6)     --         1
                                                                      ------  ------  --------
       Net other-than-temporary impairments on
         available for sale securities recognized in net income          (54)    (38)      (15)
       Other realized capital gains                                      128     172       384
                                                                      ------  ------  --------
   Total net realized capital gains                                       74     134       369
       Other income                                                      417     447       462
                                                                      ------  ------  --------
TOTAL REVENUES                                                         2,990   3,386     3,739
                                                                      ------  ------  --------
BENEFITS AND EXPENSES:
   Policyholder benefits                                                  60     114       155
   Interest credited to policyholder account balances                  1,117   1,142     1,178
   Amortization of deferred policy acquisition costs                      20      71       131
   General operating and other expenses                                  687     657       554
                                                                      ------  ------  --------
TOTAL BENEFITS AND EXPENSES                                            1,884   1,984     2,018
                                                                      ------  ------  --------
INCOME BEFORE INCOME TAX EXPENSE                                       1,106   1,402     1,721
INCOME TAX EXPENSE (BENEFIT):
   Current                                                               243     262       155
   Deferred                                                               87     152       (58)
                                                                      ------  ------  --------
INCOME TAX EXPENSE                                                       330     414        97
                                                                      ------  ------  --------
NET INCOME                                                               776     988     1,624
LESS:
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS                        1       1        --
                                                                      ------  ------  --------
NET INCOME ATTRIBUTABLE TO VALIC                                      $  775  $  987  $  1,624
                                                                      ======  ======  ========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                      Years Ended December 31,
                                                                                     -------------------------
(IN MILLIONS)                                                                         2015     2014      2013
-------------                                                                        -----  ---------  -------
NET INCOME                                                                           $ 776  $     988  $ 1,624
                                                                                     -----  ---------  -------
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
   Change in unrealized depreciation of fixed maturity investments on which
     other-than-temporary credit impairments were recognized                           (49)       (21)     (16)
   Change in unrealized appreciation (depreciation) of all other investments          (938)       854   (1,337)
   Adjustments to deferred policy acquisition costs and deferred sales inducements      82        (83)     155
   Change in unrealized insurance loss recognition                                      54        (49)     122
   Change in foreign currency translation adjustments                                   (1)        (2)      --
                                                                                     -----  ---------  -------
OTHER COMPREHENSIVE INCOME (LOSS)                                                     (852)       699   (1,076)
                                                                                     -----  ---------  -------
COMPREHENSIVE INCOME (LOSS)                                                            (76)     1,687      548
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS                            1          1       --
                                                                                     -----  ---------  -------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO VALIC                                    $ (77) $   1,686  $   548
                                                                                     =====  =========  =======

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY

                                                                       Accumulated  Total VALIC
                                                  Additional              Other       Share-       Non-
                                           Common  Paid-in   Retained Comprehensive  holder's   controlling  Total
(IN MILLIONS)                              Stock   Capital   Earnings    Income       Equity     Interests   Equity
-------------                              ------ ---------- -------- ------------- ----------- ----------- --------
Balance, January 1, 2013                    $ 4     $5,683   $   230     $ 2,137     $  8,054       $--     $  8,054
                                            ---     ------   -------     -------     --------       ---     --------
Net income attributable to VALIC or other
  noncontrolling interests                   --         --     1,624          --        1,624        --        1,624
Dividends                                    --         --      (736)         --         (736)       --         (736)
Other comprehensive loss                     --         --        --      (1,076)      (1,076)       --       (1,076)
Capital contributions from Parent            --        106        --          --          106        --          106
                                            ---     ------   -------     -------     --------       ---     --------
Balance, December 31, 2013                  $ 4     $5,789   $ 1,118     $ 1,061     $  7,972       $--     $  7,972
                                            ===     ======   =======     =======     ========       ===     ========
Net income attributable to VALIC or other
  noncontrolling interests                   --         --       987          --          987         1          988
Dividends                                    --         --    (2,105)         --       (2,105)       --       (2,105)
Other comprehensive income                   --         --        --         699          699        --          699
Capital contributions from Parent            --         38        --          --           38        --           38
Return of capital                            --       (522)       --          --         (522)       --         (522)
Other                                        --         --        --          --           --        12           12
                                            ---     ------   -------     -------     --------       ---     --------
Balance, December 31, 2014                  $ 4     $5,305   $    --     $ 1,760     $  7,069       $13     $  7,082
                                            ===     ======   =======     =======     ========       ===     ========
Net income attributable to VALIC or other
  noncontrolling interests                   --         --       775          --          775         1          776
Dividends                                    --         --      (775)         --         (775)       --         (775)
Other comprehensive loss                     --         --        --        (852)        (852)       --         (852)
Capital contributions from Parent            --         15        --          --           15        --           15
Return of capital                            --       (805)       --          --         (805)       --         (805)
                                            ---     ------   -------     -------     --------       ---     --------
Balance, December 31, 2015                  $ 4     $4,515   $    --     $   908     $  5,427       $14     $  5,441
                                            ===     ======   =======     =======     ========       ===     ========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                 Years Ended December 31,
                                                                                                --------------------------
(IN MILLIONS)                                                                                     2015     2014     2013
-------------                                                                                   -------  -------  --------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                                   $   776  $   988  $  1,624
                                                                                                -------  -------  --------
   ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
       Interest credited to policyholder account balances                                         1,117    1,142     1,178
       Amortization of deferred policy acquisition costs                                             20       71       131
       Fees charged for policyholder contract deposits                                             (349)    (338)     (308)
       Net realized capital gains                                                                   (74)    (134)     (369)
       Unrealized losses (gains) in earnings, net                                                    25      (49)      (91)
       Equity in income of partnerships and other invested assets                                   (32)    (102)     (203)
       Accretion of net premium/discount on investments                                            (189)    (224)     (289)
       Capitalized interest                                                                         (10)     (14)      (14)
       Provision for deferred income taxes                                                           87      152       (58)
   CHANGES IN OPERATING ASSETS AND LIABILITIES:
       Accrued investment income                                                                     18       20       (13)
       Amounts due to/from related parties                                                          (54)      89        (4)
       Deferred policy acquisition costs                                                            (78)     (66)      (66)
       Current income tax receivable/payable                                                         18       47      (323)
       Future policy benefits                                                                       (11)      29        71
       Other, net                                                                                   101      102      (126)
                                                                                                -------  -------  --------
   Total adjustments                                                                                589      725      (484)
                                                                                                -------  -------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                         1,365    1,713     1,140
                                                                                                =======  =======  ========
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for)
   Sales or distribution of:
       Available for sale investments                                                             2,405    1,996     6,903
       Other investments, excluding short-term investments                                          716      481       417
   Redemption and maturities of fixed maturity securities available for sale                      3,239    3,103     3,456
   Principal payments received on sales and maturities of mortgage and other loans receivable       930    1,268       647
   Redemption and maturities of other investments, excluding short-term investments                  84       71        83
   Purchase of:
       Available for sale investments                                                            (5,107)  (4,121)  (10,014)
       Mortgage and other loans receivable                                                       (1,488)  (1,125)   (1,205)
       Other investments, excluding short-term investments                                         (649)    (655)     (841)
   Net change in restricted cash                                                                    191     (105)      (86)
   Net change in short-term investments                                                            (160)     719        72
   Other, net                                                                                         2       83       (96)
                                                                                                -------  -------  --------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                                 163    1,715      (664)
                                                                                                =======  =======  ========
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholder contract deposits                                                                 2,635    2,232     2,751
   Policyholder contract withdrawals                                                             (3,570)  (3,519)   (3,256)
   Net exchanges to/from separate accounts                                                          484      394       723
   Repayment of notes payable                                                                       (68)     (53)       --
   Issuance of notes payable                                                                         --       --       131
   Change in Federal Home Loan Bank borrowings                                                       --       --         4
   Change in securities lending payable                                                             169     (732)      (92)
   Dividends and return of capital paid to Parent Company, net of cash contributions             (1,206)  (1,685)     (736)
                                                                                                -------  -------  --------
NET CASH USED IN FINANCING ACTIVITIES                                                            (1,556)  (3,363)     (475)
                                                                                                =======  =======  ========
Net increase (decrease) in cash                                                                     (28)      65         1
Cash at beginning of year                                                                           110       45        44
                                                                                                -------  -------  --------
CASH AT END OF YEAR                                                                             $    82  $   110  $     45
                                                                                                =======  =======  ========
SUPPLEMENTARY DISCLOSURE OF CONSOLIDATED CASH FLOW INFORMATION
CASH PAID DURING THE PERIOD FOR:
   Interest                                                                                     $     2  $     3  $      1
   Taxes                                                                                            214      208       471
NON-CASH INVESTING/FINANCING ACTIVITIES:
   Sales inducements credited to policyholder contract deposits                                       9       10        20
   Non-cash dividends declared and payable                                                          473      942        --
   Settlement of non-cash dividend payable                                                          702       --        --
   Non-cash contributions from Parent                                                                15       38       106

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "VALIC," "the Company," "we," "us" or "our" mean The Variable Annuity Life Insurance Company and its consolidated subsidiaries, and the term "AIG Parent" means American International Group, Inc. and not any of its consolidated subsidiaries.

We are a Texas-domiciled life insurance company and a leading provider of defined contribution retirement savings plans sponsored by education, not-for-profit and government organizations. Our primary products include fixed and variable annuities, mutual funds and plan administrative and compliance services. We utilize career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual deposits for any individual advisor in 2015 or 2014 represented more than 10 percent of total annuity deposits.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting right and voting interests), and variable interest entities (VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

OUT OF PERIOD ADJUSTMENTS

In 2015, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $20 million decrease to consolidated net income and comprehensive income. The out of period adjustments were primarily related to deferred policy acquisition cost amortization and net investment income. We have evaluated the effect of the errors on prior years and their correction in 2015, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to the current or any previously issued financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

.. income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..  reinsurance assets;

.. valuation of future policy benefit liabilities and timing and extent of loss recognition;

.. valuation of liabilities for guaranteed benefit features of variable annuity products;

..  estimated gross profits (EGP) to value deferred policy acquisition costs
   (DAC) for investment-oriented products;

.. impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..  liability for legal contingencies; and

..  fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 28, 2016, the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 4. Investments

           .  Fixed maturity and equity securities

           .  Other invested assets

           .  Short-term investments

           .  Net investment income

           .  Net realized capital gains (losses)

           .  Other-than-temporary impairments

Note 5. Lending Activities

           .  Mortgage and other loans receivable - net of allowance

Note 6. Reinsurance

           .  Reinsurance assets, net of allowance

Note 7. Derivatives and Hedge Accounting

           .  Derivative assets and liabilities, at fair value

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Note 8. Deferred Policy Acquisition Costs and Deferred Sales Inducements

           .  Deferred policy acquisition costs

           .  Amortization of deferred policy acquisition costs

           .  Deferred sales inducements

Note 10. Insurance Liabilities

           .  Future policy benefits

           .  Policyholder contract deposits

           .  Other policyholder funds

Note 11. Variable Life and Annuity Contracts

Note 12. Debt

           .  Long-term debt

Note 13. Commitments and Contingencies

           .  Legal contingencies

Note 17. Income Taxes

OTHER SIGNIFICANT ACCOUNTING POLICIES

PREMIUMS for life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

POLICY FEES represent fees recognized from investment-type products consisting of policy charges for cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

OTHER INCOME primarily includes brokerage commissions, advisory fee income and income from legal settlements.

CASH represents cash on hand and non-interest bearing demand deposits.

SHORT-TERM INVESTMENTS consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

PREMIUMS AND OTHER RECEIVABLES - NET OF ALLOWANCE include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

OTHER ASSETS consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

SEPARATE ACCOUNTS represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. For a more detailed discussion of separate accounts, see Note 11.

OTHER LIABILITIES include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

ACCOUNTING STANDARDS ADOPTED DURING 2015

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure

In January 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, so that the loan is derecognized and the real estate property is recognized, when either (i) the creditor obtains legal title to the residential real estate property upon completion of a foreclosure or (ii) the borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.

We adopted the standard on its required effective date of January 1, 2015. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

In June 2014, the FASB issued an accounting standard that changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires additional disclosures about repurchase agreements and other similar transactions. The standard aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings with the accounting for other typical repurchase agreements such that they all will be accounted for as secured borrowings. The standard eliminates sale accounting for repurchase-to-maturity transactions and supersedes the standard under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement.

We adopted the standard on its required effective date of January 1, 2015 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2017 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted only as of annual periods beginning after December 15, 2016, including interim periods within that reporting period. We plan to adopt the standard on its required effective date of January 1, 2018 and are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that affects the recognition, measurement, presentation, and disclosure of financial instruments. Specifically, under the new standard, equity investments (other than those accounted for using the equity method of accounting or those subject to consolidation) will be measured at fair value with changes in fair value recognized in earnings. Also, for those financial liabilities for which fair value option accounting has been elected, the new standard requires changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income. The standard updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

The standard is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption of certain provisions is permitted. We are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

3. FAIR VALUE MEASUREMENTS

FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

.. LEVEL 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

.. LEVEL 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. LEVEL 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

VALUATION METHODOLOGIES OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE

Incorporation of Credit Risk in Fair Value Measurements

.. OUR OWN CREDIT RISK. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap
   (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

.. COUNTERPARTY CREDIT RISK. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market- observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads,

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk-neutral valuations are used which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded policy derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates, net. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

THE FOLLOWING TABLE PRESENTS INFORMATION ABOUT ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS, AND INDICATES THE LEVEL OF THE FAIR VALUE MEASUREMENT BASED ON THE OBSERVABILITY OF THE INPUTS USED:

DECEMBER 31, 2015                                                                             Counterparty    Cash
(IN MILLIONS)                                                         Level 1 Level 2 Level 3  Netting/*/  Collateral  Total
-------------                                                         ------- ------- ------- ------------ ---------- -------
ASSETS:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   346 $   --      $ --        $ --    $   346
   Obligations of states, municipalities and political subdivisions        --     764     48        --          --        812
   Non-U.S. governments                                                    --     820     --        --          --        820
   Corporate debt                                                          --  19,624    218        --          --     19,842
   RMBS                                                                    --   2,696  1,918        --          --      4,614
   CMBS                                                                    --   3,453    537        --          --      3,990
   CDO/ABS                                                                 --   1,141  1,568        --          --      2,709
                                                                      ------- ------- ------      ----        ----    -------
Total bonds available for sale                                             --  28,844  4,289        --          --     33,133
                                                                      ------- ------- ------      ----        ----    -------
Other bond securities:
   Non-U.S. governments                                                    --       6     --        --          --          6
   Corporate debt                                                          --     217     --        --          --        217
   RMBS                                                                    --      58    105        --          --        163
   CMBS                                                                    --      93     15        --          --        108
   CDO/ABS                                                                 --       5    715        --          --        720
                                                                      ------- ------- ------      ----        ----    -------
Total other bond securities                                                --     379    835        --          --      1,214
                                                                      ------- ------- ------      ----        ----    -------
Equity securities available for sale:
   Preferred stock                                                          4      --     --        --          --          4
                                                                      ------- ------- ------      ----        ----    -------
Total equity securities available for sale                                  4      --     --        --          --          4
                                                                      ------- ------- ------      ----        ----    -------
Other invested assets                                                      --     520    586        --          --      1,106
Short-term investments                                                    324     236     --        --          --        560
Derivative assets:
   Interest rate contracts                                                 --      84     --        --          --         84
   Foreign exchange contracts                                              --      61     --        --          --         61
   Equity contracts                                                        39       4     --        --          --         43
   Counterparty netting and cash collateral                                --      --     --       (25)        (86)      (111)
                                                                      ------- ------- ------      ----        ----    -------
Total derivative assets                                                    39     149     --       (25)        (86)        77
                                                                      ------- ------- ------      ----        ----    -------
Separate account assets                                                31,350     186     --        --          --     31,536
                                                                      ------- ------- ------      ----        ----    -------
Total                                                                 $31,717 $30,314 $5,710      $(25)       $(86)   $67,630
                                                                      ======= ======= ======      ====        ====    =======
LIABILITIES:
Policyholder contract deposits                                        $    -- $    -- $  197      $ --        $ --    $   197
Notes payable - to affiliates, net                                         --      --    143        --          --        143
Derivative liabilities:
   Interest rate contracts                                                 --      23     --        --          --         23
   Foreign exchange contracts                                              --       2     --        --          --          2
   Counterparty netting and cash collateral                                --      --     --       (25)         --        (25)
                                                                      ------- ------- ------      ----        ----    -------
Total derivative liabilities                                               --      25     --       (25)         --         --
                                                                      ------- ------- ------      ----        ----    -------
Total                                                                 $    -- $    25 $  340      $(25)       $ --    $   340
                                                                      ======= ======= ======      ====        ====    =======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014                                                                             Counterparty    Cash
(IN MILLIONS)                                                         Level 1 Level 2 Level 3  Netting/*/  Collateral  Total
-------------                                                         ------- ------- ------- ------------ ---------- -------
ASSETS:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   343 $   --      $--         $--     $   343
   Obligations of states, municipalities and political subdivisions        --     812     51       --          --         863
   Non-U.S. governments                                                    --     956     --       --          --         956
   Corporate debt                                                          --  21,568    291       --          --      21,859
   RMBS                                                                    --   3,116  1,788       --          --       4,904
   CMBS                                                                    --   3,305    628       --          --       3,933
   CDO/ABS                                                                 --   1,342  1,683       --          --       3,025
                                                                      ------- ------- ------      ---         ---     -------
Total bonds available for sale                                             --  31,442  4,441       --          --      35,883
                                                                      ------- ------- ------      ---         ---     -------
Other bond securities:
   RMBS                                                                    --      65     71       --          --         136
   CMBS                                                                    --     127     39       --          --         166
   CDO/ABS                                                                 --       5    851       --          --         856
                                                                      ------- ------- ------      ---         ---     -------
Total other bond securities                                                --     197    961       --          --       1,158
                                                                      ------- ------- ------      ---         ---     -------
Equity securities available for sale:
   Preferred stock                                                          4      --     --       --          --           4
                                                                      ------- ------- ------      ---         ---     -------
Total equity securities available for sale                                  4      --     --       --          --           4
                                                                      ------- ------- ------      ---         ---     -------
Other invested assets                                                      --     479    692       --          --       1,171
Short-term investments                                                    108     108     --       --          --         216
Derivative assets:
   Interest rate contracts                                                 --      62     --       --          --          62
   Foreign exchange contracts                                              --      23     --       --          --          23
   Equity contracts                                                        41      --     --       --          --          41
   Counterparty netting and cash collateral                                --      --     --       (3)         (4)         (7)
                                                                      ------- ------- ------      ---         ---     -------
Total derivative assets                                                    41      85     --       (3)         (4)        119
                                                                      ------- ------- ------      ---         ---     -------
Separate account assets                                                33,197     204     --       --          --      33,401
                                                                      ------- ------- ------      ---         ---     -------
Total                                                                 $33,350 $32,515 $6,094      $(3)        $(4)    $71,952
                                                                      ======= ======= ======      ===         ===     =======
LIABILITIES:
Policyholder contract deposits                                        $    -- $    -- $  236      $--         $--     $   236
Notes payable - to affiliates, net                                         --      --    149       --          --         149
Derivative liabilities:
   Foreign exchange contracts                                              --       3     --       --          --           3
   Counterparty netting and cash collateral                                --      --     --       (3)         --          (3)
                                                                      ------- ------- ------      ---         ---     -------
Total derivative liabilities                                               --       3     --       (3)         --          --
                                                                      ------- ------- ------      ---         ---     -------
Total                                                                 $    -- $     3 $  385      $(3)        $--     $   385
                                                                      ======= ======= ======      ===         ===     =======

* Represents netting of derivative exposures covered by qualifying master netting agreements.

TRANSFERS OF LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2015. In 2014, we transferred $4 million of preferred stock from Level 2 to Level 1 and had no significant transfers from Level 1 to Level 2.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS

THE FOLLOWING TABLES PRESENT CHANGES DURING 2015 AND 2014 IN LEVEL 3 ASSETS (LIABILITIES) MEASURED AT FAIR VALUE ON A RECURRING BASIS, AND THE REALIZED AND UNREALIZED GAINS (LOSSES) RELATED TO THE LEVEL 3 ASSETS (LIABILITIES) IN THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31, 2015 AND 2014:

                                                                                                                   Changes in
                                                                                                                   Unrealized
                                                    Net                                                               Gains
                                                  Realized                                                          (Losses)
                                                    and                    Purchases,                              Included in
                                                 Unrealized                  Sales,                                 Income on
                                         Fair      Gains                   Issuances                        Fair   Instruments
                                         Value    (Losses)      Other         and        Gross     Gross   Value     Held at
                                       Beginning  Included  Comprehensive Settlements, Transfers Transfers End of    End of
(IN MILLIONS)                           of Year  in Income  Income (Loss)     Net         In        Out     Year      Year
-------------                          --------- ---------- ------------- ------------ --------- --------- ------  -----------
DECEMBER 31, 2015
ASSETS:
Bonds available for sale:
   Obligations of states,
    municipalities and
    political subdivisions              $   51     $  --        $  (3)       $  --       $ --     $    --  $   48     $ --
   Corporate debt                          291         2          (19)         (41)       255        (270)    218       --
   RMBS                                  1,788        96          (31)          65         --          --   1,918       --
   CMBS                                    628        23          (35)         (50)        --         (29)    537       --
   CDO/ABS                               1,683        24          (42)         (97)        --          --   1,568       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total bonds available for sale           4,441       145         (130)        (123)       255        (299)  4,289       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Other bond securities:
   RMBS                                     71         9           --           25         --          --     105        6
   CMBS                                     39        (1)          --          (23)        --          --      15       --
   CDO/ABS                                 851       (12)          --         (124)        --          --     715      (18)
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total other bond securities                961        (4)          --         (122)        --          --     835      (12)
                                        ------     -----        -----        -----       ----     -------  ------     ----
Other invested assets                      692       (16)         (40)         (50)        --          --     586       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total                                   $6,094     $ 125        $(170)       $(295)      $255     $  (299) $5,710     $(12)
                                        ======     =====        =====        =====       ====     =======  ======     ====
LIABILITIES:
Policyholder contract deposits          $ (236)    $  73        $  --        $ (34)      $ --     $    --  $ (197)    $ --
Notes payable - to affiliates, net        (149)        6           --           --         --          --    (143)      --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total                                   $ (385)    $  79        $  --        $ (34)      $ --     $    --  $ (340)    $ --
                                        ======     =====        =====        =====       ====     =======  ======     ====
DECEMBER 31, 2014
ASSETS:
Bonds available for sale:
   Obligations of states,
    municipalities and
    political subdivisions              $   45     $  --        $   9        $  --       $ --     $    (3) $   51     $ --
   Corporate debt                          248         5           (8)         (80)       236        (110)    291       --
   RMBS                                  1,564        90           28          111         --          (5)  1,788       --
   CMBS                                  1,497        83           11           66         19      (1,048)    628       --
   CDO/ABS                               1,850        41            2            7        615        (832)  1,683       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total bonds available for sale           5,204       219           42          104        870      (1,998)  4,441       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Other bond securities:
   RMBS                                     38         3           --           30         --          --      71        2
   CMBS                                    141        (2)           4           --         --        (104)     39        5
   CDO/ABS                                 600        21           --          230         --          --     851        9
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total other bond securities                779        22            4          260         --        (104)    961       16
                                        ------     -----        -----        -----       ----     -------  ------     ----
Equity securities available for sale:
Other invested assets                      777        43           34            7         93        (262)    692       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total                                   $6,760     $ 284        $  80        $ 371       $963     $(2,364) $6,094     $ 16
                                        ======     =====        =====        =====       ====     =======  ======     ====
LIABILITIES:
Policyholder contract deposits          $  (52)    $(184)       $  --        $  --       $ --     $    --  $ (236)    $ --
Notes payable - to affiliates, net        (125)      (24)          --           --         --          --    (149)      --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total                                   $ (177)    $(208)       $  --        $  --       $ --     $    --  $ (385)    $ --
                                        ======     =====        =====        =====       ====     =======  ======     ====

NET REALIZED AND UNREALIZED GAINS AND LOSSES INCLUDED IN INCOME RELATED TO LEVEL 3 ASSETS AND LIABILITIES SHOWN ABOVE WERE REPORTED IN THE CONSOLIDATED STATEMENTS OF INCOME AS FOLLOWS:

                                                     Net
                                                   Realized
                                           Net     Capital
                                        Investment  Gains   Other
(IN MILLIONS)                             Income   (Losses) Income Total
-------------                           ---------- -------- ------ -----
DECEMBER 31, 2015
   Bonds available for sale                $157     $ (12)   $ --  $ 145
   Other bond securities                     (1)       (3)     --     (4)
   Other invested assets                    (10)       (6)     --    (16)
   Policyholder contract deposits            --        73      --     73
   Notes payable - to affiliates, net        --        --       6      6
December 31, 2014
   Bonds available for sale                $168     $  51    $ --  $ 219
   Other bond securities                     22        --      --     22
   Other invested assets                     43                --     43
   Policyholder contract deposits            --      (184)     --   (184)
   Notes payable - to affiliates, net        --        --     (24)   (24)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE GROSS COMPONENTS OF PURCHASES, SALES, ISSUES AND SETTLEMENTS, NET, SHOWN ABOVE:

                                                              Purchases,
                                                                Sales,
                                                              Issuances
                                                                 and
                                                             Settlements,
(IN MILLIONS)                   Purchases Sales  Settlements     Net*
-------------                   --------- -----  ----------- ------------
DECEMBER 31, 2015
Assets:
Bonds available for sale:
   Corporate debt                $   52   $  (3)   $   (90)     $ (41)
   RMBS                             452     (59)      (328)        65
   CMBS                              13      (7)       (56)       (50)
   CDO/ABS                          547    (338)      (306)       (97)
                                 ------   -----    -------      -----
Total bonds available for sale    1,064    (407)      (780)      (123)
                                 ------   -----    -------      -----
Other bond securities:
   RMBS                             111     (74)       (12)        25
   CMBS                              --      (1)       (22)       (23)
   CDO/ABS                           --     (63)       (61)      (124)
                                 ------   -----    -------      -----
Total other bond securities         111    (138)       (95)      (122)
                                 ------   -----    -------      -----
Other invested assets                 4     (23)       (31)       (50)
                                 ------   -----    -------      -----
Total assets                     $1,179   $(568)   $  (906)     $(295)
                                 ======   =====    =======      =====
Liabilities:
Policyholder contract deposits   $   --   $  --    $   (34)     $ (34)
                                 ------   -----    -------      -----
Total liabilities                $   --   $  --    $   (34)     $ (34)
                                 ======   =====    =======      =====
DECEMBER 31, 2014
Assets:
Bonds available for sale:
   Corporate debt                $   10   $  --    $   (90)     $ (80)
   RMBS                             398     (10)      (277)       111
   CMBS                             192    (122)        (4)        66
   CDO/ABS                          691      --       (684)         7
                                 ------   -----    -------      -----
Total bonds available for sale    1,291    (132)    (1,055)       104
                                 ------   -----    -------      -----
Other bond securities:
   RMBS                              40      --        (10)        30
   CDO/ABS                          282      --        (52)       230
                                 ------   -----    -------      -----
Total other bond securities         322      --        (62)       260
                                 ------   -----    -------      -----
Other invested assets                62      --        (55)         7
                                 ------   -----    -------      -----
Total assets                     $1,675   $(132)   $(1,172)     $ 371
                                 ======   =====    =======      =====

*  There were no issuances in 2015 and 2014.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2015 and 2014 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $5 million of net losses related to assets transferred into Level 3 in 2015 and includes $9 million of net losses related to assets transferred out of Level 3 in 2015. The net realized and unrealized gains (losses) included and excluded in income (loss) or other comprehensive income
(loss) related to 2014 Level 3 transfers were not significant.

TRANSFERS OF LEVEL 3 ASSETS

During 2015 and 2014, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types. Certain investments in hedge funds were transferred into Level 3 due to these investments now being carried at fair value and no longer being accounted for using the equity method of

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

accounting due to a change in percentage ownership, or as a result of limited market activity due to fund-imposed redemption restrictions.

During 2015 and 2014, transfers out of Level 3 assets primarily included CMBS, CDO/ABS, RMBS, certain investments in municipal securities, private placement and other corporate debt, and investments in hedge funds. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The transfers of certain hedge fund investments out of Level 3 assets were primarily the result of easing of certain fund-imposed redemption restrictions.

TRANSFERS OF LEVEL 3 LIABILITIES

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2015 or 2014.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                          FAIR VALUE AT
                          DECEMBER 31,
(IN MILLIONS)                 2015      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------             ------------- -------------------- -------------------------- -------------------------
ASSETS:
Obligations of states,
  municipalities and
  political subdivisions     $   48     Discounted cash flow                     Yield     4.20% - 4.84% (4.52%)
Corporate debt                   99     Discounted cash flow                     Yield   9.92% - 12.87% (11.40%)
RMBS/(a)/                     1,901     Discounted cash flow  Constant prepayment rate    0.82% - 10.97% (5.89%)
                                                                         Loss severity  46.31% - 77.35% (61.83%)
                                                                 Constant default rate     3.20% - 8.91% (6.05%)
                                                                                 Yield     3.02% - 6.86% (4.94%)
CMBS                            320     Discounted cash flow                     Yield    0.00% - 18.45% (8.93%)
CDO/ABS/(a)/                    738     Discounted cash flow                     Yield     3.36% - 4.91% (4.13%)
LIABILITIES:
Embedded derivatives
  within Policyholder
  contract deposits:
   GMWB and GMAB             $  131     Discounted cash flow         Equity volatility           15.00% - 50.00%
                                                                       Base lapse rate                     8.00%
                                                                    Dynamic lapse rate            1.60% - 12.00%
                                                             Mortality multiplier/(c)/                    80.00%
                                                                      Utilization rate            1.00% - 70.00%
                                                                Equity / interest-rate
                                                                      correlation/(d)/           20.00% - 40.00%
   Index annuities               66     Discounted cash flow                Lapse rate            0.75% - 66.00%
                                                             Mortality multiplier/(c)/                    80.00%

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                          FAIR VALUE AT
                          DECEMBER 31,
(IN MILLIONS)                 2014      Valuation Technique  Unobservable Input/(b)/   Range (Weighted Average)
-------------             ------------- -------------------- ------------------------- -------------------------
ASSETS:
Obligations of states,
  municipalities and
  political subdivisions     $   51     Discounted cash flow                    Yield     3.84% - 4.59% (4.21%)
Corporate debt                  207     Discounted cash flow                    Yield       0% - 16.24% (6.96%)
RMBS/(a)/                     1,760     Discounted cash flow Constant prepayment rate    0.86% - 12.67% (6.76%)
                                                                        Loss severity  45.40% - 77.62% (61.51%)
                                                                Constant default rate     2.98% - 9.72% (6.35%)
                                                                                Yield     1.70% - 8.57% (5.13%)
CMBS                            470     Discounted cash flow                    Yield       0% - 15.90% (7.54%)
CDO/ABS/(a)/                    844     Discounted cash flow                    Yield     1.58% - 4.25% (2.91%)
LIABILITIES:
Embedded derivatives
  within Policyholder
  contract deposits:
   GMWB and GMAB             $  218     Discounted cash flow        Equity volatility            6.00% - 39.00%
                                                                      Base lapse rate            1.00% - 40.00%
                                                                   Dynamic lapse rate            0.20% - 60.00%
                                                                       Mortality rate            0.50% - 40.00%
                                                                     Utilization rate            0.50% - 25.00%
   Index annuities               18     Discounted cash flow           Mortality rate            0.50% - 40.00%
                                                                           Lapse rate            1.00% - 40.00%

(a) Information received from third-party valuation service providers. The ranges of the unobservable inputs for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b) Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c) Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB and GMAB, and the 1975-1980 Modified Basic table for index annuities.
(d) An equity / interest rate correlation factor was added to the valuation model in 2015.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

SENSITIVITY TO CHANGES IN UNOBSERVABLE INPUTS

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

OBLIGATIONS OF STATES, MUNICIPALITIES AND POLITICAL SUBDIVISIONS

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

CORPORATE DEBT

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS AND CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by independent third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates
(CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EMBEDDED DERIVATIVES WITHIN POLICYHOLDER CONTRACT DEPOSITS

Embedded derivatives reported within policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within index annuities. For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

.. Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments. In 2015, the calculations used to measure equity volatilities for the GMWB were updated to provide greater emphasis on current expected market-based volatilities versus historical market volatilities. The implementation of this change reduced the fair value of the GMWB liability, net of related adjustments to DAC, by approximately $9 million at December 31, 2015, which was more than offset by the addition of an equity / interest rate correlation factor to the valuation model in 2015, as described below. Long-term equity volatility and equity / interest rate correlation are both key inputs in our economic scenario modeling used to value the embedded derivatives.

.. Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability. Prior to 2015, an assumption of zero correlation was used based on historical data that was mixed as to the direction of this correlation over a long period of time. In 2015, we added a positive correlation factor based on current market conditions and expected views of market participants. This change increased the GMWB fair value liability, net of related adjustments to DAC, by approximately $24 million at December 31, 2015, which was largely offset by an update to equity volatility assumptions, as described above.

.. Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

.. Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

.. Utilization rate assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization rate assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                              DECEMBER 31, 2015           December 31, 2014
                                                                         --------------------------- ---------------------------
                                                                           Fair Value                  Fair Value
                                                                            Using Net                   Using Net
                                                                           Asset Value                 Asset Value
                                                                          Per Share (or   Unfunded    Per Share (or   Unfunded
(IN MILLIONS)                         Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------                     -------------------------------------- --------------- ----------- --------------- -----------
INVESTMENT CATEGORY
PRIVATE EQUITY FUNDS:
   Leveraged buyout               Debt and/or equity investments
                                  made as part of a transaction in
                                  which assets of mature companies
                                  are acquired from the current
                                  shareholders, typically with the use
                                  of financial leverage                      $  139          $34         $  212          $37
   Real Estate / Infrastructure   Investments in real estate properties
                                  and infrastructure positions,
                                  including power plants and other
                                  energy generating facilities                   18            4             24            5
   Venture capital                Early-stage, high-potential, growth
                                  companies expected to generate a
                                  return through an eventual
                                  realization event, such as an initial
                                  public offering or sale of the
                                  company                                         5           20              3           17
   Distressed                     Securities of companies that are in
                                  default, under bankruptcy protection,
                                  or troubled                                    15            3             31           10
   Other                          Includes multi-strategy, mezzanine,
                                  and other strategies                           18           10             20            9
                                                                             ------          ---         ------          ---
Total private equity funds                                                      195           71            290           78
                                                                             ------          ---         ------          ---
HEDGE FUNDS:
   Event-driven                   Securities of companies undergoing
                                  material structural changes,
                                  including mergers, acquisitions and
                                  other reorganizations                         246           --            244           --
   Long-short                     Securities that the manager believes
                                  are undervalued, with corresponding
                                  short positions to hedge market risk          444           --            403           --
   Distressed                     Securities of companies that are in
                                  default, under bankruptcy protection
                                  or troubled                                   148           --            163            3
   Emerging markets               Investments in the financial markets
                                  of developing countries                        58           --             58           --
                                                                             ------          ---         ------          ---
Total hedge funds                                                               896           --            868            3
                                                                             ------          ---         ------          ---
Total                                                                        $1,091          $71         $1,158          $81
                                                                             ======          ===         ======          ===

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2016. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS INFORMATION REGARDING THE EXPECTED REMAINING LIVES OF OUR INVESTMENTS IN PRIVATE EQUITY FUNDS, ASSUMING AVERAGE ORIGINAL EXPECTED LIVES OF 10 YEARS FOR THE FUNDS, AND INFORMATION REGARDING REDEMPTIONS AND CONTRACTUAL RESTRICTIONS RELATED TO OUR HEDGE FUND INVESTMENTS:

DECEMBER 31,                                                                          2015
------------                                                                          ----
PERCENTAGE OF PRIVATE EQUITY FUND INVESTMENTS WITH REMAINING LIVES OF:
   Three years or less                                                                 92%
   Between four and six years                                                           5
   Between seven and 10 years                                                           3
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
PERCENTAGE OF HEDGE FUND INVESTMENTS REDEEMABLE:
   Monthly                                                                             15%
   Quarterly                                                                           58
   Semi-annually                                                                       14
   Annually                                                                            13
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments' fair value subject to contractual restrictions   54%
                                                                                      ===

FAIR VALUE OPTION

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates, net. Refer to Notes 9 and 18 for additional information on these VIEs.

THE FOLLOWING TABLE PRESENTS THE DIFFERENCE BETWEEN FAIR VALUES AND THE AGGREGATE CONTRACTUAL PRINCIPAL AMOUNTS OF NOTES PAYABLE FOR WHICH THE FAIR VALUE OPTION WAS ELECTED:

                                                DECEMBER 31, 2015                 December 31, 2014
                                        --------------------------------  --------------------------------
                                                   OUTSTANDING                       Outstanding
                                                    PRINCIPAL                         Principal
(IN MILLIONS)                           FAIR VALUE   AMOUNT    DIFFERENCE Fair Value   Amount    Difference
-------------                           ---------- ----------- ---------- ---------- ----------- ----------
LIABILITIES:
   Notes payable - to affiliates, net      $143       $365       $(222)      $149       $365       $(216)
                                           ====       ====       =====       ====       ====       =====

THE FOLLOWING TABLE PRESENTS THE GAINS OR LOSSES RECORDED RELATED TO THE ELIGIBLE INSTRUMENTS FOR WHICH WE ELECTED THE FAIR VALUE OPTION:

                                                          Gain (Loss)
YEARS ENDED DECEMBER 31,                               ----------------
(IN MILLIONS)                                          2015  2014  2013
-------------                                          ----  ----  ----
Assets:
   Other bond securities - certain hybrid securities   $ 33  $ 58  $ 40
   Other invested assets                                (29)   45    58
                                                       ----  ----  ----
Liabilities:
   Notes payable - to affiliates, net                     6   (24)  (10)
                                                       ----  ----  ----
Total gain                                             $ 10  $ 79  $ 88
                                                       ====  ====  ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to hedge funds and private equity funds that are held for sale.

THE FOLLOWING TABLE PRESENTS ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS AT THE TIME OF IMPAIRMENT AND THE RELATED IMPAIRMENT CHARGES RECORDED DURING THE PERIODS PRESENTED:

                               Assets at Fair Value      Impairment Charges
                           ----------------------------- ------------------
                                Non-Recurring Basis       December 31,
                           ----------------------------- ------------------
(IN MILLIONS)              Level 1 Level 2 Level 3 Total 2015   2014  2013
-------------              ------- ------- ------- ----- ----   ----  ----
DECEMBER 31, 2015
   Other invested assets     $--     $--     $98    $98   $9    $--   $--
                             ===     ===     ===    ===   ==    ===   ===

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

.. MORTGAGE AND OTHER LOANS RECEIVABLE: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The carrying amount of policy loans, which approximates fair value, is generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

.. OTHER INVESTED ASSETS that are not measured at fair value represent our investments in FHLB stock. These investments are carried at amortized cost, which approximates fair value.

.. CASH AND SHORT-TERM INVESTMENTS: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..  POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS:
   Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

.. NOTES PAYABLE: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE CARRYING VALUES AND ESTIMATED FAIR VALUES OF OUR FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE, AND INDICATES THE LEVEL IN THE FAIR VALUE HIERARCHY OF THE ESTIMATED FAIR VALUE MEASUREMENT BASED ON THE OBSERVABILITY OF THE INPUTS USED:

                                               Estimated Fair Value
                                          ------------------------------- Carrying
(IN MILLIONS)                             Level 1 Level 2 Level 3  Total   Value
-------------                             ------- ------- ------- ------- --------
DECEMBER 31, 2015
Assets:
   Mortgage and other loans receivable     $ --    $ 44   $ 5,861 $ 5,905 $ 5,718
   Other invested assets                     --       7        --       7       7
   Short-term investments                    --      43        --      43      43
   Cash                                      82      --        --      82      82
Liabilities:
   Policyholder contract deposits/*/         --      --    43,623  43,623  37,646
   Note payable - to third parties, net      --      25        25      50      50
December 31, 2014
Assets:
   Mortgage and other loans receivable     $ --    $ --   $ 5,675 $ 5,675 $ 5,326
   Other invested assets                     --       8        --       8       8
   Short-term investments                    --     227        --     227     227
   Cash                                     110      --        --     110     110
Liabilities:
   Policyholder contract deposits/*/         --      --    44,550  44,550  37,461
   Note payable - to third parties, net      --      --       118     118     118

* Excludes embedded policy derivatives which are carried at fair value on a recurring basis.

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2015 or 2014.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

OTHER BOND SECURITIES AND OTHER COMMON AND PREFERRED STOCK

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

SECURITIES AVAILABLE FOR SALE

THE FOLLOWING TABLE PRESENTS THE AMORTIZED COST OR COST AND FAIR VALUE OF OUR AVAILABLE FOR SALE SECURITIES:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(IN MILLIONS)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
DECEMBER 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   279    $   67     $  --     $   346      $ --
   Obligations of states, municipalities and political subdivisions        766        50        (4)        812        --
   Non-U.S. governments                                                    847        22       (49)        820        --
   Corporate debt                                                       19,465       873      (496)     19,842       (19)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              4,320       337       (43)      4,614       171
       CMBS                                                              3,854       176       (40)      3,990        70
       CDO/ABS                                                           2,681        54       (26)      2,709        10
                                                                       -------    ------     -----     -------      ----
   Total mortgage-backed, asset-backed and collateralized               10,855       567      (109)     11,313       251
                                                                       -------    ------     -----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE/(b)/                                     32,212     1,579      (658)     33,133       232
                                                                       -------    ------     -----     -------      ----
Equity securities available for sale:
   Preferred stock                                                           4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
TOTAL EQUITY SECURITIES AVAILABLE FOR SALE                                   4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
TOTAL                                                                  $32,216    $1,579     $(658)    $33,137      $232
                                                                       =======    ======     =====     =======      ====
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   257    $   86     $  --     $   343      $ --
   Obligations of states, municipalities and political subdivisions        800        65        (2)        863        --
   Non-U.S. governments                                                    931        45       (20)        956        --
   Corporate debt                                                       20,518     1,464      (123)     21,859        11
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              4,533       405       (34)      4,904       196
       CMBS                                                              3,712       240       (19)      3,933        88
       CDO/ABS                                                           2,944        95       (14)      3,025        15
                                                                       -------    ------     -----     -------      ----
   Total mortgage-backed, asset-backed and collateralized               11,189       740       (67)     11,862       299
                                                                       -------    ------     -----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE/(b)/                                     33,695     2,400      (212)     35,883       310
                                                                       -------    ------     -----     -------      ----
Equity securities available for sale:
   Preferred stock                                                           4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
TOTAL EQUITY SECURITIES AVAILABLE FOR SALE                                   4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
TOTAL                                                                  $33,699    $2,400     $(212)    $35,887      $310
                                                                       =======    ======     =====     =======      ====

(a) Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b) At December 31, 2015 and 2014, bonds available for sale held by us that were below investment grade or not rated totaled $4.4 billion and $4.1 billion, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Securities Available for Sale in a Loss Position

THE FOLLOWING TABLE SUMMARIZES THE FAIR VALUE AND GROSS UNREALIZED LOSSES ON OUR AVAILABLE FOR SALE SECURITIES, AGGREGATED BY MAJOR INVESTMENT CATEGORY AND LENGTH OF TIME THAT INDIVIDUAL SECURITIES HAVE BEEN IN A CONTINUOUS UNREALIZED LOSS POSITION:

                                                Less than 12 Months    12 Months or More           Total
                                               --------------------- --------------------- ---------------------
                                                            Gross                 Gross                 Gross
                                                          Unrealized            Unrealized            Unrealized
(IN MILLIONS)                                  Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                  ---------- ---------- ---------- ---------- ---------- ----------
DECEMBER 31, 2015
Bonds available for sale:
   U.S. government and government
     sponsored entities                          $   16      $ --      $   --      $ --     $    16      $ --
   Obligations of states, municipalities and
     political subdivisions                         113         3          23         1         136         4
   Non-U.S. governments                             385        24          90        25         475        49
   Corporate debt                                 4,924       309         560       187       5,484       496
   RMBS                                             803        16         433        27       1,236        43
   CMBS                                           1,825        38          25         2       1,850        40
   CDO/ABS                                        1,107        17         310         9       1,417        26
                                                 ------      ----      ------      ----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE                   $9,173      $407      $1,441      $251     $10,614      $658
                                                 ======      ====      ======      ====     =======      ====
December 31, 2014
Bonds available for sale:
   U.S. government and government
     sponsored entities                          $    6      $ --      $   15      $ --     $    21      $ --
   Obligations of states, municipalities
     and political subdivisions                      24        --         104         2         128         2
   Non-U.S. governments                             160         7         154        13         314        20
   Corporate debt                                 1,452        54       1,170        69       2,622       123
   RMBS                                             476        16         380        18         856        34
   CMBS                                             149         1       1,114        18       1,263        19
   CDO/ABS                                          853         8         238         6       1,091        14
                                                 ------      ----      ------      ----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE                   $3,120      $ 86      $3,175      $126     $ 6,295      $212
                                                 ======      ====      ======      ====     =======      ====

At December 31, 2015, we held 2,000 individual fixed maturity securities that were in an unrealized loss position, of which 345 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2015 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

THE FOLLOWING TABLE PRESENTS THE AMORTIZED COST AND FAIR VALUE OF FIXED MATURITY SECURITIES AVAILABLE FOR SALE BY CONTRACTUAL MATURITY:

                                                    Total Fixed Maturity    Fixed Maturity Securities
                                                         Securities            in a Loss Position
                                                     Available for Sale        Available for Sale
                                                  ------------------------- -------------------------
(IN MILLIONS)                                     Amortized Cost Fair Value Amortized Cost Fair Value
-------------                                     -------------- ---------- -------------- ----------
DECEMBER 31, 2015
Due in one year or less                              $   789      $   800      $    32     $      32
Due after one year through five years                  6,641        7,034          843           792
Due after five years through ten years                 9,730        9,691        3,994         3,641
Due after ten years                                    4,197        4,295        1,791         1,646
Mortgage-backed, asset-backed and collateralized      10,855       11,313        4,612         4,503
                                                     -------      -------      -------     ---------
Total                                                $32,212      $33,133      $11,272     $  10,614
                                                     =======      =======      =======     =========

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE GROSS REALIZED GAINS AND GROSS REALIZED LOSSES FROM SALES OR MATURITIES OF OUR AVAILABLE FOR SALE SECURITIES:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2015              2014              2013
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(IN MILLIONS)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $53      $50      $114     $29      $420     $26
Equity securities              1       --        --      --         8      --
                             ---      ---      ----     ---      ----     ---
Total                        $54      $50      $114     $29      $428     $26
                             ===      ===      ====     ===      ====     ===

In 2015, 2014, and 2013, the aggregate fair value of available for sale securities sold was $6.8 billion, $2.0 billion and $6.9 billion, respectively.

OTHER SECURITIES MEASURED AT FAIR VALUE

THE FOLLOWING TABLE PRESENTS THE FAIR VALUE OF OTHER SECURITIES MEASURED AT FAIR VALUE AT OUR ELECTION OF THE FAIR VALUE OPTION:

                                                        December 31, 2015           December 31, 2014
                                                   --------------------------  --------------------------
(IN MILLIONS)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                 $    6           1%         $   --          --%
Corporate debt                                          217          18              --          --
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 163          13             136          12
   CMBS                                                 108           9             166          14
   CDO/ABS                                              720          59             856          74
                                                     ------         ---          ------         ---
Total other bond securities                          $1,214         100%         $1,158         100%
                                                     ======         ===          ======         ===

OTHER INVESTED ASSETS

THE FOLLOWING TABLE SUMMARIZES THE CARRYING VALUES OF OTHER INVESTED ASSETS:

                                            December 31,
                                            -------------
(IN MILLIONS)                                2015   2014
-------------                               ------ ------
Alternative investments/(a)/                $2,282 $2,391
Investment real estate/(b)/                     90     80
Federal Home Loan Bank (FHLB) common stock       7      8
                                            ------ ------
Total                                       $2,379 $2,479
                                            ====== ======

(a) Includes primarily hedge funds, private equity funds and other investment partnerships.
(b) Net of accumulated depreciation of $3 million and $1 million at December 31, 2015 and 2014, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $1 million and $7 million at December 31, 2015 and 2014, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

THE FOLLOWING IS THE AGGREGATED SUMMARIZED FINANCIAL INFORMATION OF OUR EQUITY METHOD INVESTEES, INCLUDING THOSE FOR WHICH THE FAIR VALUE OPTION HAS BEEN
ELECTED:

                    Years ended December 31,
                    ----------------------
(IN MILLIONS)        2015     2014    2013
-------------       ------   ------  ------
Operating results:
   Total revenues   $2,067   $5,484  $4,836
   Total expenses     (628)    (815)   (904)
                    ------   ------  ------
Net income          $1,439   $4,669  $3,932
                    ------   ------  ------


                           December 31,
                         ----------------
(IN MILLIONS)              2015     2014
-------------            -------  -------
Balance sheet:
   Total assets          $29,315  $32,406
   Total liabilities      (3,040)  (4,344)

THE FOLLOWING TABLE PRESENTS THE CARRYING AMOUNT AND OWNERSHIP PERCENTAGE OF EQUITY METHOD INVESTMENTS AT DECEMBER 31, 2015 AND 2014:

                                                   2015                      2014
                                         ------------------------- -------------------------
                                                        Ownership                 Ownership
(IN MILLIONS, EXCEPT PERCENTAGES)        Carrying Value Percentage Carrying Value Percentage
---------------------------------        -------------- ---------- -------------- ----------
Equity method investments                   $  1,694     Various      $  1,650     Various

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF NET INVESTMENT INCOME:

                                                             Years Ended December 31,
                                                             ------------------------
(IN MILLIONS)                                                 2015    2014     2013
-------------                                                ------  ------   ------
Fixed maturity securities, including short-term investments  $1,755  $1,875   $1,906
Equity securities                                                --      --        1
Interest on mortgage and other loans                            302     324      322
Investment real estate                                           12       4        6
Alternative investments/*/                                       76     224      353
Other investments                                                 2      (4)       9
                                                             ------  ------   ------
Total investment income                                       2,147   2,423    2,597
Investment expenses                                              70      67       69
                                                             ------  ------   ------
Net investment income                                        $2,077  $2,356   $2,528
                                                             ======  ======   ======

*  Includes hedge funds, private equity funds and other investment partnerships.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available for sale fixed maturity and equity securities, real estate, alternative investments and other types of investments.

.. Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES):

                                      Years Ended December 31,
                                    ----------------------------
(IN MILLIONS)                         2015      2014      2013
-------------                       --------  --------  --------
Sales of fixed maturity securities  $      3  $     85  $    394
Sales of equity securities                 1        --         8
Mortgage and other loans                 (22)        8         1
Investment real estate                    --        15        25
Alternative investments                    6         8        (1)
Derivatives                              192        48       (43)
Other                                    (44)       16        --
Other-than-temporary impairments         (62)      (46)      (15)
                                    --------  --------  --------
Net realized capital gains          $     74  $    134  $    369
                                    ========  ========  ========

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Evaluating Investments for Other-Than-Temporary Impairments

FIXED MATURITY SECURITIES

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..  Current delinquency rates;

..  Expected default rates and the timing of such defaults;

..  Loss severity and the timing of any recovery; and

..  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Credit Impairments

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF THE CUMULATIVE CREDIT LOSSES IN OTHER-THAN-TEMPORARY IMPAIRMENTS RECOGNIZED IN EARNINGS FOR AVAILABLE FOR SALE FIXED MATURITY SECURITIES:

                                                                               Years Ended December 31,
                                                                               ------------------------
(IN MILLIONS)                                                                   2015    2014     2013
-------------                                                                  ------  ------  --------
Balance, beginning of year                                                     $  716  $  907  $  1,213
   Increases due to:
       Credit impairments on new securities subject to impairment losses           18       4        11
       Additional credit impairments on previously impaired securities             14      10         2
   Reductions due to:
       Credit impaired securities fully disposed for which there was no
         prior intent or requirement to sell                                     (106)   (100)     (182)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                            1      --        --
       Accretion on securities previously impaired due to credit/*/              (111)   (105)     (137)
                                                                               ------  ------  --------
Balance, end of year                                                           $  532  $  716  $    907
                                                                               ======  ======  ========

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

EQUITY SECURITIES

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

.. The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

.. A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

.. We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more discount to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

OTHER INVESTED ASSETS

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine, based on our expectations as to the timing and amount of cash flows expected to be received, whether it is

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

THE FOLLOWING TABLE PRESENTS INFORMATION ON OUR PCI SECURITIES, WHICH ARE INCLUDED IN BONDS AVAILABLE FOR SALE:

(IN MILLIONS)                                             At Date of Acquisition
-------------                                             ----------------------
Contractually required payments (principal and interest)          $3,413
Cash flows expected to be collected/*/                             2,862
Recorded investment in acquired securities                         1,958

* Represents undiscounted expected cash flows, including both principal and interest

                                 December 31,
                               -----------------
(IN MILLIONS)                    2015     2014
-------------                  -------- --------
Outstanding principal balance  $  1,733 $  1,592
Amortized cost                    1,358    1,227
Fair value                        1,388    1,287

THE FOLLOWING TABLE PRESENTS ACTIVITY FOR THE ACCRETABLE YIELD ON PCI
SECURITIES:

                                                    Years Ended December 31,
                                                    ----------------------
(IN MILLIONS)                                          2015         2014
-------------                                       ----------   ----------
Balance, beginning of year                          $      633   $      629
   Newly purchased PCI securities                          132          137
   Disposals                                               (11)          --
   Accretion                                               (80)         (78)
   Effect of changes in interest rate indices              (24)         (50)
   Net reclassification from (to) non-accretable
     difference, including effects of prepayments           39           (5)
                                                    ----------   ----------
Balance, end of year                                $      689   $      633
                                                    ==========   ==========

PLEDGED INVESTMENTS

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. At December 31, 2015, our secured financing transactions also include those that involve transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledge collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Pledge collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

THE FOLLOWING TABLE PRESENTS THE FAIR VALUE OF SECURITIES PLEDGED TO COUNTERPARTIES UNDER SECURED FINANCING TRANSACTIONS:

                               December 31,
                               ------------
(IN MILLIONS)                  2015   2014
-------------                  ----   ----
Securities available for sale  $163   $--
Other securities                223    --

At December 31, 2015, amounts borrowed under repurchase and securities lending agreements totaled $388 million.

THE FOLLOWING TABLE PRESENTS INFORMATION ABOUT THE COLLATERAL PLEDGED AND THE REMAINING CONTRACTUAL MATURITY OF THE SECURED FINANCING TRANSACTIONS:

                                      Remaining Contractual Maturity of the Agreements
                                      ------------------------------------------------
                                      Overnight                      Greater
December 31, 2015                        and     Up to 30            Than 90
(IN MILLIONS)                         Continuous   days   31-90 days  days     Total
-----------------                     ---------- -------- ---------- -------- --------
   Other bond securities:
       Non U.S. government              $  --     $  --     $   --   $      6 $      6
       Corporate debt                      --        --          4        213      217
                                        -----     -----     ------   -------- --------
Total repurchase agreements                --        --          4        219      223
                                        -----     -----     ------   -------- --------
Securities lending agreements:
   Bonds available for sale:
       Non U.S. government                 --        --         14         --       14
       Corporate debt                      --        --        149         --      149
                                        -----     -----     ------   -------- --------
Total securities lending agreements        --        --        163         --      163
                                        -----     -----     ------   -------- --------
Total secured financing transactions    $  --     $  --     $  167   $    219 $    386
                                        =====     =====     ======   ======== ========

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $3 million and $4 million at December 31, 2015 and 2014, respectively.

Other Pledges

We are members of the FHLB of Dallas and such membership requires the members to own stock in the FHLB. We owned $7 million and $8 million of stock in the FHLB at December 31, 2015 and 2014, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we had pledged securities with a fair value of $279 million and $121 million at December 31, 2015 and 2014, respectively, to provide adequate collateral for potential advances from the FHLB.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

THE FOLLOWING TABLE PRESENTS THE COMPOSITION OF MORTGAGES AND OTHER LOANS
RECEIVABLE:

                                                     December 31,
                                                    --------------
(IN MILLIONS)                                        2015    2014
-------------                                       ------  ------
Commercial mortgages/*/                             $4,544  $4,303
Residential mortgages                                  242      45
Life insurance policy loans                            723     775
Commercial loans, other loans and notes receivable     261     239
                                                    ------  ------
Total mortgage and other loans receivable            5,770   5,362
Allowance for losses                                   (52)    (36)
                                                    ------  ------
Mortgage and other loans receivable, net            $5,718  $5,326
                                                    ======  ======

* Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in New York and California representing the largest geographic concentrations (23 percent and 14 percent, respectively, at December 31, 2015 and 16 percent and 21 percent, respectively, at December 31, 2014).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

THE FOLLOWING TABLE PRESENTS THE CREDIT QUALITY INDICATORS FOR COMMERCIAL MORTGAGE LOANS:



                                          Number                       Class                                  Percent
                                            of   -------------------------------------------------              of
(DOLLARS IN MILLIONS)                     Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
DECEMBER 31, 2015
CREDIT QUALITY INDICATOR:
   In good standing                        291      $808    $1,415  $1,105    $381    $454   $222   $4,385       96%
   Restructured/(a)/                         4        --        67       7      --      --     --       74        2
   90 days or less delinquent                2        --        26       4      --      --     --       30        1
   >90 days delinquent or in process of
     foreclosure                             4         3        52      --      --      --     --       55        1
                                           ---      ----    ------  ------    ----    ----   ----   ------      ---
Total/(b)/                                 301      $811    $1,560  $1,116    $381    $454   $222   $4,544      100%
                                           ===      ====    ======  ======    ====    ====   ====   ======      ===
Allowance for losses                                $  6    $   24  $    9    $  7    $  3   $  1   $   50        1%
                                                    ====    ======  ======    ====    ====   ====   ======      ===
December 31, 2014
CREDIT QUALITY INDICATOR:
   In good standing                        254      $739    $1,297  $1,068    $311    $366   $391   $4,172       97%
   Restructured/(a)/                         6        --       123       7      --      --     --      130        3
   >90 days delinquent or in process of
     foreclosure                             1        --         1      --      --      --     --        1       --
                                           ---      ----    ------  ------    ----    ----   ----   ------      ---
Total/(b)/                                 261      $739    $1,421  $1,075    $311    $366   $391   $4,303      100%
                                           ===      ====    ======  ======    ====    ====   ====   ======      ===
Allowance for losses                                $ --    $   17  $   11    $  7    $ --   $  1   $   36        1%
                                                    ====    ======  ======    ====    ====   ====   ======      ===

(a) Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b) Does not reflect valuation allowances.
(c) Approximately 98 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

METHODOLOGY USED TO ESTIMATE THE ALLOWANCE FOR LOSSES

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property-type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF THE CHANGES IN THE ALLOWANCE FOR LOSSES ON MORTGAGE AND OTHER LOANS RECEIVABLE:

                                                  2015                   2014                   2013
                                         ---------------------  ---------------------  ----------------------
YEARS ENDED DECEMBER 31,                 Commercial Other       Commercial Other       Commercial Other
(IN MILLIONS)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
-------------                            ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $36      $--   $36     $ 47     $--  $ 47     $46      $--   $46
   Additions (reductions) to allowance       19        2    21      (15)     --   (15)      1       --     1
   Charge-offs, net of recoveries            (5)      --    (5)       4      --     4      --       --    --
                                            ---      ---   ---     ----     ---  ----     ---      ---   ---
Allowance, end of year                      $50      $ 2   $52     $ 36     $--  $ 36     $47      $--   $47
                                            ===      ===   ===     ====     ===  ====     ===      ===   ===

THE FOLLOWING TABLE PRESENTS INFORMATION ON MORTGAGE LOANS INDIVIDUALLY ASSESSED FOR CREDIT LOSSES:

                                               Years Ended December 31,
                                             ---------------------------
(IN MILLIONS)                                  2015      2014      2013
-------------                                --------  --------  -------
Impaired loans with valuation allowances     $    125  $     21  $    46
Impaired loans without valuation allowances        83         7       21
                                             --------  --------  -------
   Total impaired loans                           208        28       67
Valuation allowances on impaired loans            (20)       (6)     (20)
                                             --------  --------  -------
   Impaired loans, net                       $    188  $     22  $    47
                                             ========  ========  =======
Interest income on impaired loans            $      8  $      2  $     5
                                             ========  ========  =======

TROUBLED DEBT RESTRUCTURINGS

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

At December 31, 2014, we held $48 million of commercial mortgage loans that had been modified in a TDR. We have no other loans that had been modified in a TDR. These commercial mortgage loans had no recorded allowances for

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

credit losses at December 31, 2014. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms. There were no commercial mortgage loans that had been modified in a TDR at December 31, 2015.

6. REINSURANCE

We assume reinsurance from other insurance companies. We are also a reinsurer for the guaranteed minimum income benefit (GMIB), guaranteed minimum withdrawal benefit (GMWB) and guaranteed minimum death benefit (GMDB) on certain variable annuities issued in Japan by MetLife Insurance K.K. (formerly American Life Insurance Company, a former subsidiary of AIG Parent). New business under this reinsurance arrangement was no longer accepted after March 31, 2009. We recorded liabilities for the amount of reserves calculated for the GMIB, GMWB and GMDB provisions of this reinsurance arrangement, which totaled $39 million and $38 million at December 31, 2015 and 2014, respectively.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with fixed maturity securities, as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Derivatives, excluding bifurcated embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with available for sale investments have been designated as fair value hedges. Changes in fair value hedges available for sale securities are reported in net realized capital gains (losses) along with changes in the hedged item.

THE FOLLOWING TABLE PRESENTS THE NOTIONAL AMOUNTS AND THE FAIR VALUE OF DERIVATIVE ASSETS AND LIABILITIES, EXCLUDING EMBEDDED DERIVATIVES:

                                                DECEMBER 31, 2015                    December 31, 2014
                                       -----------------------------------  -----------------------------------
                                       Gross Derivative  Gross Derivative   Gross Derivative  Gross Derivative
                                            Assets          Liabilities          Assets          Liabilities
                                       ---------------  ------------------  ---------------  ------------------
                                       Notional  Fair   Notional            Notional  Fair   Notional
(IN MILLIONS)                           Amount   Value   Amount  Fair Value  Amount   Value   Amount  Fair Value
-------------                          -------- ------  -------- ---------- -------- ------  -------- ----------
DERIVATIVES DESIGNATED AS HEDGING
  INSTRUMENTS:/(a)/
   Interest rate contracts             $     18 $   --   $   60  $      --   $   --  $   --    $ --   $      --
   Foreign exchange contracts               384     42       --         --       70       3      19          --
DERIVATIVES NOT DESIGNATED AS HEDGING
  INSTRUMENTS:/(a)/
   Interest rate contracts                3,428     84    1,768         23    5,601      62     118          --
   Foreign exchange contracts               570     19      131          2      581      20      37           3
   Equity contracts                       1,527     43      225         --    1,499      41      86          --
                                       -------- ------   ------  ---------   ------  ------    ----   ---------
TOTAL DERIVATIVES, GROSS               $  5,927    188   $2,184         25   $7,751     126    $260           3
                                       -------- ------   ------  ---------   ------  ------    ----   ---------
Counterparty netting/(b)/                          (25)                (25)              (3)                 (3)
Cash collateral/(c)/                               (86)                 --               (4)                 --
                                                ======           =========           ======           =========
TOTAL DERIVATIVES INCLUDED IN OTHER
  ASSETS AND OTHER LIABILITIES,
  RESPECTIVELY/(d)/                             $   77           $      --           $  119           $      --
                                                ======           =========           ======           =========

(a) Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b) Represents netting of derivative exposures covered by a qualifying master netting agreement.
(c) Represents cash collateral posted and received that is eligible for netting.
(d) Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2015 and December 31, 2014. Fair value of liabilities related to bifurcated embedded derivatives was $197 million and $236 million, respectively, at December 31, 2015 and December 31, 2014.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE CHANGES IN THE FAIR VALUE OF DERIVATIVE INSTRUMENTS AND THE CLASSIFICATION OF THESE CHANGES IN THE CONSOLIDATED STATEMENTS OF INCOME:

                                                                YEARS ENDED DECEMBER 31,
                                                                ------------------------
(IN MILLIONS)                                                    2015    2014     2013
-------------                                                   ------  ------  --------
Derivative instruments in fair value hedging relationships:/*/
   Foreign exchange contracts                                   $    4  $   (1) $     --
                                                                ------  ------  --------
Total                                                           $    4  $   (1) $     --
                                                                ------  ------  --------
Derivatives not designated as hedging instruments
  by derivative type:
   Interest rate contracts                                      $   66  $  198  $   (117)
   Foreign exchange contracts                                       48      37       (19)
   Equity contracts                                                (28)    (32)      (56)
   Embedded derivatives                                            102    (154)      149
                                                                ------  ------  --------
Total                                                           $  188  $   49  $    (43)
                                                                ------  ------  --------
By classification:
   Net realized capital gains (losses)                          $  192  $   48  $    (43)
                                                                ------  ------  --------
Total                                                           $  192  $   48  $    (43)
                                                                ======  ======  ========

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

LONG-DURATION INSURANCE CONTRACTS: Policy acquisition costs for life-contingent products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

INVESTMENT-ORIENTED CONTRACTS: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

gross profits include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

SHADOW DAC AND SHADOW LOSS RECOGNITION: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

INTERNAL REPLACEMENTS OF LONG-DURATION AND INVESTMENT-ORIENTED PRODUCTS: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF DAC:

                                                                             Years Ended December 31,
                                                                             ------------------------
(IN MILLIONS)                                                                 2015    2014     2013
-------------                                                                ------  ------  --------
Balance, beginning of year                                                   $  800  $  901  $    769
   Acquisition costs deferred                                                    78      66        71
   Accretion of interest/amortization                                           (91)    (93)      (66)
   Effect of unlocking assumptions used in estimating future gross profits       41      47       (28)
   Effect of realized gains/loss on securities                                   30     (25)      (37)
   Effect of unrealized gains/loss on securities                                106     (94)      196
   Decrease due to foreign exchange                                              --      (2)       (4)
                                                                             ------  ------  --------
Balance, end of year                                                         $  964  $  800  $    901
                                                                             ======  ======  ========

DEFERRED SALES INDUCEMENTS

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF DEFERRED SALES INDUCEMENTS:

                                                                             Years Ended December 31,
                                                                             ------------------------
(IN MILLIONS)                                                                 2015    2014     2013
-------------                                                                ------  ------  --------
Balance, beginning of year                                                   $  162  $  177  $    159
   Acquisition costs deferred                                                    14      17        20
   Accretion of interest/amortization                                           (17)    (21)      (20)
   Effect of unlocking assumptions used in estimating future gross profits        8      14       (18)
   Effect of realized gains/loss on securities                                    6      (5)       (7)
   Effect of unrealized gains/loss on securities                                 22     (20)       43
                                                                             ------  ------  --------
Balance, end of year                                                         $  195  $  162  $    177
                                                                             ======  ======  ========

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

THE FOLLOWING TABLE PRESENTS THE TOTAL ASSETS AND TOTAL LIABILITIES ASSOCIATED WITH OUR VARIABLE INTERESTS IN CONSOLIDATED VIES, AS CLASSIFIED IN THE CONSOLIDATED BALANCE SHEETS:

                                               REAL
                                            ESTATE AND
                                            INVESTMENT   SECURITIZATION
(IN MILLIONS)                              ENTITIES/(c)/    VEHICLES    TOTAL
-------------                              ------------  -------------- ------
DECEMBER 31, 2015
Assets:
   Bonds available for sale                    $--           $3,342     $3,342
   Other bond securities                        --              358        358
   Mortgage and other loans receivable          --              288        288
   Other invested assets                        18               --         18
   Other/(a)/                                   13              315        328
                                               ---           ------     ------
Total assets/(b)/                              $31           $4,303     $4,334
                                               ===           ======     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  143     $  143
   Notes payable - to third parties, net        --               50         50
   Other/(c)/                                   --                4          4
                                               ---           ------     ------
Total liabilities                              $--           $  197     $  197
                                               ===           ======     ======
December 31, 2014
Assets:
   Bonds available for sale                    $--           $3,806     $3,806
   Mortgage and other loans receivable          --              433        433
   Other invested assets                        20               --         20
   Other/(a)/                                    9              255        264
                                               ---           ------     ------
Total assets/(b)/                              $29           $4,494     $4,523
                                               ===           ======     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  149     $  149
   Notes payable - to third parties, net        --              111        111
                                               ---           ------     ------
Total liabilities                              $--           $  260     $  260
                                               ===           ======     ======

(a) Comprised primarily of short-term investments and other assets at both December 31, 2015 and 2014.
(b) The assets of each VIE can be used only to settle specific obligations of that VIE.
(c) Off-balance sheet exposure, which primarily consisted of commitments to real estate and investment entities, was $10 million at both December 31, 2015 and 2014.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances, we have provided guarantee to the VIE's interest holders.

THE FOLLOWING TABLE PRESENTS TOTAL ASSETS OF UNCONSOLIDATED VIES IN WHICH WE HOLD A VARIABLE INTEREST, AS WELL AS OUR MAXIMUM EXPOSURE TO LOSS ASSOCIATED WITH THESE VIES:

                                                     Maximum Exposure to Loss
                                                   ----------------------------
                                         Total VIE On-Balance Off-Balance
(IN MILLIONS)                             Assets    Sheet/*/     Sheet    Total
-------------                            --------- ---------- ----------- -----
DECEMBER 31, 2015
   Real estate and investment entities    $4,737      $473        $51     $524
   Securitization vehicles                 1,453       349         --      349
                                          ------      ----        ---     ----
Total                                     $6,190      $822        $51     $873
                                          ======      ====        ===     ====
December 31, 2014
   Real estate and investment entities    $2,960      $348        $55     $403
   Securitization vehicles                 1,353       371         --      371
                                          ------      ----        ---     ----
Total                                     $4,313      $719        $55     $774
                                          ======      ====        ===     ====

* At December 31, 2015 and 2014, $473 million and $348 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets and $349 million and $371 million, respectively, were recorded as bonds available for sale.

REAL ESTATE AND INVESTMENT ENTITIES

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

SECURITIZATION VEHICLES

We created certain VIEs that hold investments, primarily in investment-grade debt securities and loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities and those beneficial interests issued to third-parties are reported as notes payable to third parties, net.

Ambrose

During 2012, 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of high grade corporate securities and structured securities acquired from AIG Parent, to newly formed special purpose entities (collectively referred to as the Ambrose entities), which are VIEs. For those Ambrose entities in which we own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, we consolidate those Ambrose entities. See Note 18 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of certain special purpose entities in the securitization structures, and therefore we consolidate these entities, including those that are VIEs.

RMBS, CMBS, OTHER ABS AND CDOS

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

FUTURE POLICY BENEFITS

Future policy benefits primarily include reserves for life-contingent annuity payout contracts and are based on estimates of cost of future policy benefits. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

POLICYHOLDER CONTRACT DEPOSITS

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 1.0 percent to 4.5 percent at December 31, 2015, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for fixed annuities, fixed options within variable annuities and annuities without life contingencies, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value and
(b) annuities issued in a structured settlement arrangement with no life contingency. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

11. VARIABLE ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity contract that qualifies for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Our living benefits include guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result, the net amount at risk for each feature is not additive to that of other features.

In addition, we record liabilities for assumed reinsurance of certain GMDB and GMWB features in variable annuity contracts issued by another insurer, under coinsurance and modified coinsurance agreements. Amounts related to guaranteed benefits shown below exclude such assumed reinsurance. See Note 6 for additional information on assumed reinsurance.

ACCOUNT BALANCES OF VARIABLE ANNUITY CONTRACTS WITH GUARANTEES WERE INVESTED IN SEPARATE ACCOUNT INVESTMENT OPTIONS AS FOLLOWS:

                     December 31,
                    ---------------
(IN MILLIONS)        2015    2014
-------------       ------- -------
Equity funds        $23,643 $25,432
Bond funds            3,008   2,991
Balanced funds        4,191   4,266
Money market funds      491     491
                    ------- -------
Total               $31,333 $33,180
                    ======= =======

GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.

The liabilities for GMDB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE DETAILS CONCERNING OUR GMDB EXPOSURES, EXCLUDING ASSUMED REINSURANCE:

                                                  December 31,
                                          ----------------------------
                                               2015           2014
                                          -------------- --------------
                                           Net Deposits   Net Deposits
                                          Plus a Minimum Plus a Minimum
(DOLLARS IN MILLIONS)                         Return         Return
---------------------                     -------------- --------------
Account value                                $55,539        $57,386
Net amount at risk                               585            691
Average attained age of contract holders          61             60
Range of guaranteed minimum return rates      0% - 3%        0% - 3%

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF THE GMDB LIABILITIES RELATED TO VARIABLE ANNUITY CONTRACTS:

                            Years Ended December 31,
                            -----------------------
(IN MILLIONS)               2015     2014    2013
-------------               ----     ----    ----
Balance, beginning of year  $17      $ 1       5
   Reserve increase           2       19      (1)
   Benefits paid             (2)      (3)     (3)
                            ---      ---     ---
Balance, end of year        $17      $17       1
                            ===      ===     ===

Assumptions used to determine the GMDB liability include interest rates, which vary by year of issuance and products; mortality rates, which are based upon actual experience modified to allow for variations in policy form; lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB AND GMAB

Guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB and guaranteed minimum accumulated benefits (GMAB) as well as index annuities, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits and, to a lesser extent, GMAB benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living. With a GMAB benefit, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract, provided the contract holder persists until the maturity date.

The fair value of these embedded policy derivatives was a net liability of $131 million and $218 million at December 31, 2015 and 2014, respectively. We had account values subject to GMWB and GMAB that totaled $3.6 billion and $4.0 billion at December 31, 2015 and 2014, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAB represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. In aggregate, the net amount at risk related to the GMWB and GMAB guarantees was $89 million and $130 million at December 31, 2015 and 2014, respectively. We use derivative

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB and GMAB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

THE FOLLOWING TABLE LISTS OUR TOTAL DEBT OUTSTANDING. THE INTEREST RATES PRESENTED IN THE FOLLOWING TABLE ARE THE RANGE OF CONTRACTUAL RATES IN EFFECT AT DECEMBER 31, 2015, INCLUDING FIXED AND VARIABLE-RATES:

                                                                                 BALANCE AT DECEMBER 31,
                                                           Range of     Maturity -----------------------
(IN MILLIONS)                                          Interest Rate(s) Date(s)     2015        2014
-------------                                          ---------------- -------- ----------  ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs, at fair value     10.60%-12.44%    2060   $      143  $      149
                                                                                 ----------  ----------
Total notes payable - to affiliates, net                                                143         149
                                                                                 ----------  ----------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                      3.16%-3.36%    2060           50         111
   FHLB borrowings                                                                       --           7
                                                                                 ----------  ----------
Total notes payable - to third parties, net                                              50         118
                                                                                 ----------  ----------
Total notes payable                                                              $      193  $      267
                                                                                 ==========  ==========

THE FOLLOWING TABLE PRESENTS MATURITIES OF LONG-TERM DEBT, INCLUDING FAIR VALUE ADJUSTMENTS, WHEN APPLICABLE:

                                                                         Year Ending
DECEMBER 31, 2015                                            -----------------------------------
(IN MILLIONS)                                          Total 2016 2017 2018 2019 2020 Thereafter
-------------                                          ----- ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs, at fair value   $143  $--  $--  $--  $--  $--     $143
                                                       ----  ---  ---  ---  ---  ---     ----
Total notes payable - to affiliates, net                143   --   --   --   --   --      143
                                                       ----  ---  ---  ---  ---  ---     ----
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                    50   --   --   --   --   --       50
                                                       ----  ---  ---  ---  ---  ---     ----
Total notes payable - to third parties, net              50   --   --   --   --   --       50
                                                       ----  ---  ---  ---  ---  ---     ----
Total notes payable                                    $193  $--  $--  $--  $--  $--     $193
                                                       ====  ===  ===  ===  ===  ===     ====

FHLB BORROWINGS

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. In 2015, we expanded the capacity of the FHLB Advance Facility operational plan. The purpose of this plan is to more effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we increased the amount of securities pledged to the FHLBs. The fair value of all collateral pledged to secure advances from the FHLBs included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

INTERCOMPANY LOAN FACILITY

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 2015, we had no outstanding balance under this facility.

13. COMMITMENTS AND CONTINGENCIES

COMMITMENTS

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

THE FOLLOWING TABLE PRESENTS THE FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES AT DECEMBER 31, 2015:

(IN THOUSANDS)
--------------
2016                        $3,092
2017                         2,113
2018                         1,171
2019                           952
2020                           899
Remaining years after 2020     810
                            ------
Total                       $9,037
                            ======

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $248 million at December 31, 2015.

Mortgage Loan Commitments

We have $252 million and $69 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2015.

CONTINGENCIES

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

We are currently defending a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the WV Boards). The WV Boards assert damages in excess of $100 million. In November 2014, the West Virginia Supreme Court reversed the trial court's grant of summary judgment in our favor, and remanded the matter to the Business Court for further proceedings.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $5 million and $4 million at December 31, 2015 and 2014, respectively.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

ACCUMULATED OTHER COMPREHENSIVE INCOME

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE
INCOME:

                                                                                      December 31,
                                                                                     -------------
(IN MILLIONS)                                                                         2015   2014
-------------                                                                        -----  ------
Unrealized appreciation of fixed maturity and equity securities, available for sale  $ 921  $2,188
Net unrealized gains on other invested assets                                          256     301
Adjustments to DAC and deferred sales inducements                                     (106)   (234)
Shadow loss recognition                                                                 --     (84)
Foreign currency translation adjustments                                                (8)     (6)
Deferred income tax                                                                   (155)   (405)
                                                                                     -----  ------
Accumulated other comprehensive income                                               $ 908  $1,760
                                                                                     =====  ======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE OTHER COMPREHENSIVE INCOME (LOSS) RECLASSIFICATION ADJUSTMENTS:

                                            Unrealized
                                          Depreciation of
                                          Fixed Maturity
                                          Investments on
                                           Which Other-
                                               Than-
                                             Temporary      Unrealized   Adjustments
                                              Credit       Appreciation  to DAC and  Unrealized    Foreign
                                            Impairments   (Depreciation)  Deferred    Insurance   Currency
                                               were        of All Other     Sales       Loss     Translation
(IN MILLIONS)                               Recognized     Investments   Inducements Recognition Adjustments  Total
-------------                             --------------- -------------- ----------- ----------- ----------- -------
Year ended December 31, 2013
Unrealized change arising during period        $ 83          $(1,776)       $ 283       $  --        $(1)    $(1,411)
Less: Reclassification
  adjustments included in net income            108              294           44        (187)        --         259
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before income
  tax expense (benefit)                         (25)          (2,070)         239         187         (1)     (1,670)
Less: Income tax expense (benefit)               (9)            (733)          84          65         (1)       (594)
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of income
  tax expense (benefit)                        $(16)         $(1,337)       $ 155       $ 122        $--     $(1,076)
                                               ====          =======        =====       =====        ===     =======
Year ended December 31, 2014
Unrealized change arising during period        $ 31          $   908        $ (84)      $ (77)       $(4)    $   774
Less: Reclassification adjustments
  included in net income                         65               21           30          --         --         116
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)           (34)             887         (114)        (77)        (4)        658
Less: Income tax expense (benefit)              (13)              33          (31)        (28)        (2)        (41)
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)          $(21)         $   854        $ (83)      $ (49)       $(2)    $   699
                                               ====          =======        =====       =====        ===     =======
YEAR ENDED DECEMBER 31, 2015
Unrealized change arising during period        $(12)         $(1,214)       $ 164       $  84        $(2)    $  (980)
Less: Reclassification adjustments
  included in net income                         65               21           36          --         --         122
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)           (77)          (1,235)         128          84         (2)     (1,102)
Less: Income tax expense (benefit)              (28)            (297)          46          30         (1)       (250)
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)          $(49)         $  (938)       $  82       $  54        $(1)    $  (852)
                                               ====          =======        =====       =====        ===     =======

THE FOLLOWING TABLE PRESENTS THE EFFECT OF THE RECLASSIFICATION OF SIGNIFICANT ITEMS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME ON THE RESPECTIVE LINE ITEMS IN THE CONSOLIDATED STATEMENTS OF INCOME:

                                                  Amount Reclassified from
                                                    Accumulated Other
                                                   Comprehensive Income
                                                  ---------------------
                                                       December 31,
                                                  ---------------------         Affected Line Item in the
(IN MILLIONS)                                       2015      2014   2013         Statements of Income
-------------                                     --------   ------ -----  ------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized              $     65   $   65   108  Net realized capital gains (losses)
Unrealized appreciation of all other investments        21       21   294  Net realized capital gains (losses)
Adjustments to DAC and deferred sales                                      Amortization of deferred policy
  inducements                                           36       30    44  acquisition costs
Shadow loss recognition                                 --       --  (187) Policyholder benefits
                                                  --------   ------ -----
   Total reclassifications for the period         $    122   $  116   259
                                                  ========   ====== =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

THE FOLLOWING TABLE PRESENTS OUR STATUTORY NET INCOME AND CAPITAL AND SURPLUS:

(IN MILLIONS)                                              2015   2014   2013
-------------                                             ------ ------ ------
YEARS ENDED DECEMBER 31,
Statutory net income                                      $  757 $1,025 $1,271
AT DECEMBER 31,
Statutory capital and surplus                              2,723  3,618
Aggregate minimum required statutory capital and surplus     733    719

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2015 and 2014, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

DIVIDEND RESTRICTIONS

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a twelve-month period, measured retrospectively from the date of payment, which can be paid over a rolling twelve-month period to shareholders of Texas domiciled insurance companies without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the statutory surplus as regards to policyholders at the preceding December 31; or
(2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2016 without prior approval of the TDI is $22 million. Dividend payments in excess of positive retained earnings in 2014 and 2015 were classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

On August 27, 2015, AIG Parent amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

Effective January 1, 2016, AIG Parent provides participants in the AIG Incentive Savings Plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service (IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

We also maintain a retirement plan for the benefit of our sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract we issued. The liabilities and expenses associated with this plan were not material to our consolidated financial position and results of operations for the years presented.

17. INCOME TAXES

THE FOLLOWING TABLE PRESENTS THE INCOME TAX EXPENSE (BENEFIT) ATTRIBUTABLE TO PRE-TAX INCOME (LOSS):

YEARS ENDED DECEMBER 31,
(IN MILLIONS)             2015 2014 2013
-------------             ---- ---- ----
Current                   $243 $262 $155
Deferred                    87  152  (58)
                          ---- ---- ----
Total income tax expense  $330 $414 $ 97
                          ==== ==== ====

THE U.S. STATUTORY INCOME TAX RATE IS 35 PERCENT FOR 2015, 2014 AND 2013. ACTUAL INCOME TAX (BENEFIT) EXPENSE DIFFERS FROM THE STATUTORY U.S. FEDERAL AMOUNT COMPUTED BY APPLYING THE FEDERAL INCOME TAX RATE, DUE TO THE FOLLOWING:

YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2015  2014   2013
-------------                                                      ----  ----  -----
U.S federal income tax expense at statutory rate                   $387  $491  $ 603
Adjustments:
   Dividends received deduction                                     (39)  (10)   (29)
   Reclassifications from accumulated other comprehensive income    (25)   --     --
   State income tax                                                   7    (7)   (26)
   Capital loss carryover write-off                                   5   (29)    24
   Valuation allowance                                               --   (12)  (463)
   Other                                                             (5)  (19)   (12)
                                                                   ----  ----  -----
Total income tax expense                                           $330  $414  $  97
                                                                   ====  ====  =====

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF THE NET DEFERRED TAX ASSETS (LIABILITIES):

YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                               2015    2014
-------------                                                              -----  -------
Deferred tax assets:
   Losses and tax credit carryforwards                                     $  68  $    64
   Basis differences on investments                                          551      735
   Policy reserves                                                           162       90
   Fixed assets                                                               47       21
   Accrued expenses                                                           42       15
   Other                                                                      --       45
                                                                           -----  -------
Total deferred tax assets                                                    870      970
                                                                           -----  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (462)    (401)
   Net unrealized gains on debt and equity securities available for sale    (338)    (775)
   Other                                                                      (1)      --
                                                                           -----  -------
Total deferred tax liabilities                                              (801)  (1,176)
                                                                           -----  -------
Net deferred tax asset (liability) before valuation allowance                 69     (206)
Valuation allowance                                                         (115)      --
                                                                           -----  -------
Net deferred tax liability                                                 $ (46) $  (206)
                                                                           =====  =======

THE FOLLOWING TABLE PRESENTS OUR TAX LOSSES AND CREDIT CARRYFORWARDS ON A TAX RETURN BASIS.

DECEMBER 31, 2015                   Tax    Expiration
(IN MILLIONS)                     Effected  Periods
-------------                     -------- ----------
Foreign tax credit carryforwards    $42    2018-2024
Business credit carryforwards        26    2027-2034
                                    ---
Total carryforwards                 $68
                                    ===

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

ASSESSMENT OF DEFERRED TAX ASSET VALUATION ALLOWANCE

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2015, recent changes in market conditions, including rising interest rates, impacted the unrealized tax losses in our available for sale portfolio, resulting in an increase to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2015, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

In 2015, we established $115 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income. In 2014, we released $291 million of our deferred tax asset valuation allowance associated with capital loss carryforwards, which was allocated to other comprehensive income.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

THE FOLLOWING TABLE PRESENTS A RECONCILIATION OF THE BEGINNING AND ENDING BALANCES OF THE TOTAL AMOUNTS OF GROSS UNRECOGNIZED TAX BENEFITS, EXCLUDING INTEREST AND PENALTIES:

                                                     Years Ended December 31,
                                                    -------------------------
(IN MILLIONS)                                          2015          2014
-------------                                       ----------- -------------
Gross unrecognized tax benefits, beginning of year  $        26 $          27
   Increases in tax position for prior years                  6            --
   Decreases in tax position for prior years                 --            (1)
                                                    ----------- -------------
Gross unrecognized tax benefits, end of year        $        32 $          26
                                                    =========== =============

At December 31, 2015 and 2014, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $32 million and $26 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2015 and 2014, we had accrued liabilities of $3 million and $2 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2015 and 2013, we recognized expense of $1 million and less than $1 million, respectively, while in 2014, we recognized income of $3 million of interest (net of the federal benefit) and penalties.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2015, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2015 remain subject to examination by major tax jurisdictions.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

18. RELATED PARTY TRANSACTIONS

EVENTS RELATED TO AIG PARENT

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014.

As part of broad and on-going efforts to transform AIG Parent for long-term competitiveness, in the third quarter of 2015, AIG Parent finalized a series of initiatives focused on organizational simplification, operational efficiency, and business rationalization. On January 26, 2016, AIG Parent announced several actions designed to create a leaner, more profitable and focused insurer. These actions included a plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. AIG Parent also introduced a new legacy portfolio, which aims to maximize value and release capital of certain run-off non-strategic assets and highlight progress on improving the return on equity of its operating portfolio.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as
                      -----------
described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

OPERATING AGREEMENTS

Pursuant to service and cost allocation agreements, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. The amount incurred for such services was approximately $428 million in both 2015 and 2014 and $384 million in 2013.

SELKIRK TRANSACTIONS

See Note 9 for discussion of Selkirk transactions.

LIGHTHOUSE VI

During 2013, we, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our Representative Security Account (RSA).

In each transaction, a portion of our securities were transferred to the RSA of our affiliate American General Life Insurance Company (AGL), in exchange for other AGL securities.

AMBROSE TRANSACTIONS

During 2012, 2013 and 2014, we entered into securitization transactions in which we transferred portfolios of high grade corporate securities and structured securities acquired from AIG Parent, to newly formed special purpose entities (the Ambrose entities), which are VIEs. As consideration for the transferred securities, we received beneficial interests in tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG Parent. Each Ambrose entity issued a tranche of Class A2 notes to third party investors.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X notes and its guarantee of the capital commitments.

These capital commitments received by the Ambrose entities range from $200 million to $400 million per entity.

AMERICAN HOME AND NATIONAL UNION GUARANTEES

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006. American Home's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantee.

OTHER

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling $74 million, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies.

                        American Home Assurance Company
                                An AIG Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements
                       As of December 31, 2015 and 2014
           and for the years ended December 31, 2015, 2014 and 2013

                                  (AIG LOGO)

                        American Home Assurance Company

                     Statutory Basis Financial Statements

  As of December 31, 2015 and 2014 and for the years ended December 31, 2015,
                                 2014 and 2013

                               Table of Contents

         Independent Auditor's Report                                                  1

         Statements of Admitted Assets                                                 3

         Statements of Liabilities, Capital and Surplus                                4

         Statements of Operations and Changes in Capital and Surplus                   5

         Statements of Cash Flows                                                      6

Note 1   Organization and Summary of Significant Statutory Basis Accounting Policies   7

Note 2   Accounting Adjustments to Statutory Basis Financial Statements               19

Note 3   Investments                                                                  22

Note 4   Fair Value of Financial Instruments                                          26

Note 5   Reserves for Losses and Loss Adjustment Expenses                             28

Note 6   Related Party Transactions                                                   31

Note 7   Reinsurance                                                                  40

Note 8   Income Taxes                                                                 43

Note 9   Capital and Surplus and Dividend Restrictions                                50

Note 10  Contingencies                                                                51

Note 11  Other Significant Matters                                                    54

Note 12  Subsequent Events                                                            56

                         Independent Auditor's Report

To the Board of Directors and Stockholders of American Home Assurance Company:

We have audited the accompanying statutory basis financial statements of American Home Assurance Company (the "Company"), which comprise the statements of admitted assets, liabilities and capital and surplus as of December 31, 2015 and 2014, and the related statements of operations and changes in capital and surplus and of cash flows for each of the three years in the period ended December 31, 2015.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of the financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America described in Notes 1B and 1D, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1B.

Emphasis of Matters

As discussed in Notes 1 and 6 to the accompanying financial statements, effective January 1, 2014, the National Union Admitted Lines Pooling Agreement and the AIG Property Casualty Surplus Lines Pooling Agreement were amended and replaced with a combined pooling agreement among the existing companies and AIU Insurance Company (the "Combined Pooling Agreement"). The Company's financial information as of and for the years ended December 31, 2015 and 2014 have therefore been presented in accordance with the terms of the Combined Pooling Agreement. The comparative financial statements for the year ended December 31, 2013 are reflective of the National Union Admitted Lines Pooling Agreement participation percentage that was in place during that year. Our opinion is not modified with respect to this matter.

As discussed in Notes 1, 5, 6 and 7 to the accompanying financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

/s/ PricewaterhouseCoopers LLP

April 27, 2016

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

                         Statements of Admitted Assets

                                                                                     December 31, December 31,
                                                                                         2015         2014
                                                                                     ------------ ------------
Cash and invested assets:
   Bonds, primarily at amortized cost (fair value: 2015 - $16,942; 2014 - $19,062)   $    16,339  $    18,101
   Common stocks, at carrying value adjusted for nonadmitted assets
     (cost: 2015 - $252; 2014 - $87)                                                         244          107
   Preferred stocks, primarily at fair value (cost: 2015 - $34; 2014 - $18)                   34           18
   Other invested assets (cost: 2015 - $3,888; 2014 - $2,483)                              4,143        2,861
   Mortgage loans                                                                          1,185        1,050
   Derivative instruments                                                                     13           33
   Short-term investments, at amortized cost (approximates fair value)                        36          295
   Cash and cash equivalents                                                                  95          432
   Receivable for securities sold and other                                                    6            3
                                                                                     -----------  -----------
       Total cash and invested assets                                                $    22,095  $    22,900
                                                                                     -----------  -----------
Investment income due and accrued                                                    $       140  $       161
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                          839          711
   Premiums and installments booked but deferred and not yet due                             289          285
   Accrued retrospective premiums                                                            586          694
High deductible policy receivables                                                            55           89
Reinsurance recoverable on loss payments                                                     338          405
Funds held by or deposited with reinsurers                                                   184          191
Net deferred tax assets                                                                      846          794
Equities in underwriting pools and associations                                               12          118
Receivables from parent, subsidiaries and affiliates                                         684            1
Other assets                                                                                 117          141
Allowance provision                                                                          (82)         (82)
                                                                                     -----------  -----------
       Total admitted assets                                                         $    26,103  $    26,408
                                                                                     ===========  ===========

               See Notes to Statutory Basis Financial Statements

--------------------------------------------------------------------------------
3   STATEMENTS OF ADMITTED ASSETS - As of December 31, 2015 and 2014

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions, Except Par Value Per Share Information)
--------------------------------------------------------------------------------

                Statements of Liabilities, Capital and Surplus

                                                                                               December 31, December 31,
                                                                                                   2015         2014
                                                                                               ------------ ------------
Liabilities
Reserves for losses and loss adjustment expenses                                               $    13,171  $    13,429
Paid loss clearing contra liability (loss reserve offset for paid claims)                              (62)        (172)
Unearned premium reserves                                                                            3,181        2,969
Commissions, premium taxes, and other expenses payable                                                 238          247
Reinsurance payable on paid loss and loss adjustment expenses                                          205          163
Current federal taxes payable                                                                            5            5
Funds held by company under reinsurance treaties                                                     1,379        1,051
Provision for reinsurance                                                                               34           61
Ceded reinsurance premiums payable, net of ceding commissions                                          339          367
Collateral deposit liability                                                                           334          340
Payable for securities purchased                                                                         6           50
Payable to parent, subsidiaries and affiliates                                                         205          250
Other liabilities                                                                                      427          400
                                                                                               -----------  -----------
   Total liabilities                                                                           $    19,462  $    19,160
                                                                                               -----------  -----------
Capital and Surplus
Common capital stock, $17 par value, 1,758,158 shares authorized, 1,695,054 shares issued and
  outstanding                                                                                  $        29  $        29
Capital in excess of par value                                                                       6,139        5,363
Unassigned surplus                                                                                     471        1,853
Special surplus funds                                                                                    2            3
                                                                                               -----------  -----------
Total capital and surplus                                                                      $     6,641  $     7,248
                                                                                               -----------  -----------
Total liabilities, capital and surplus                                                         $    26,103  $    26,408
                                                                                               ===========  ===========

               See Notes to Statutory Basis Financial Statements

--------------------------------------------------------------------------------
4   STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2015
and 2014

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

          Statements of Operations and Changes in Capital and Surplus

                                                                               For the Years Ended December 31,
                                                                           ------------------------------------
                                                                                 2015        2014        2013
                                                                           -----------  ----------  ----------
Statement of Operations
Premiums earned                                                             $    5,495  $    5,593  $    5,427
                                                                           -----------  ----------  ----------
   Losses incurred                                                               3,940       3,416       3,156
   Loss adjustment expenses                                                      1,032         733         644
   Other underwriting expenses                                                   1,686       1,674       2,157
                                                                           -----------  ----------  ----------
Total underwriting expenses                                                      6,658       5,823       5,957
                                                                           -----------  ----------  ----------
Net underwriting loss                                                           (1,163)       (230)       (530)
                                                                           -----------  ----------  ----------
Investment gain:
   Net investment income earned                                                  1,209       1,188         896
   Net realized capital (losses) gains (net of capital gains tax
     expense (benefit): 2015 - $15; 2014 - $53; 2013 - $37)                       (107)       (161)        344
                                                                           -----------  ----------  ----------
Net investment gain                                                              1,102       1,027       1,240
                                                                           -----------  ----------  ----------
Net gain (loss) from agents' or premium balances charged-off                       (19)         (1)        (24)
Other (expense) income                                                              (5)        (11)         (9)
                                                                           -----------  ----------  ----------
Income after capital gains taxes and before federal income taxes                   (85)        785         677
Federal and foreign income tax (benefit) expense                                   (10)        (23)        (26)
                                                                           -----------  ----------  ----------
Net income (loss)                                                           $      (75) $      808  $      703
                                                                           -----------  ----------  ----------
Changes in capital and surplus
Capital and surplus, as of December 31, previous year                       $    7,248  $    5,092  $    6,004
   Adjustment to beginning surplus (Note 2)                                        (27)         (6)        (94)
                                                                           -----------  ----------  ----------
Capital and surplus, as of January 1,                                            7,221       5,086       5,910
   Other changes in capital and surplus:
       Net income                                                                  (75)        808         703
       Change in net unrealized capital losses (net of capital gains tax expense (benefit) : 2015 - $(40); 2014 - $8; 2013 -
         $(31))                                                                   (179)        (47)       (172)
       Change in net deferred income tax                                            81        (391)        (28)
       Change in nonadmitted assets                                                (45)        731        (210)
       Change in provision for reinsurance                                          27          (3)         (8)
       Capital contribution (distribution)                                         776       1,315          --
       Change in par value of common stock                                          --           9          --
       Dividends to stockholder                                                 (1,200)       (384)     (1,215)
       Foreign exchange translation                                                 58         123         113
       Change in statutory contingency reserve                                     (22)         --          --
       Other surplus adjustments                                                    (1)          1          (1)
                                                                           -----------  ----------  ----------
   Total changes in capital and surplus                                           (580)      2,162        (818)
                                                                           -----------  ----------  ----------
Capital and Surplus, as of December 31,                                     $    6,641  $    7,248  $    5,092
                                                                           ===========  ==========  ==========

               See Notes to Statutory Basis Financial Statements

--------------------------------------------------------------------------------
5   STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2015, 2014 and 2013

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)

                           Statements of Cash Flows

                                                                          Years Ended December 31,
                                                                       ------------------------------
                                                                         2015       2014       2013
                                                                       --------  ----------  --------
Cash from Operations
   Premiums collected, net of reinsurance                              $  5,676  $    5,588  $  5,895
   Net investment income                                                  1,051       1,008       782
   Miscellaneous income (expense)                                           (27)        (94)      (75)
                                                                       --------  ----------  --------
   Sub-total                                                           $  6,700  $    6,502  $  6,602
                                                                       --------  ----------  --------
   Benefit and loss related payments                                      3,912       3,768     3,565
   Commission and other expense paid                                      2,510       2,427     2,706
   Federal and foreign income taxes (recovered) paid                          1         (17)        7
                                                                       --------  ----------  --------
   Net cash provided from operations                                   $    277  $      324  $    324
                                                                       --------  ----------  --------
Cash from Investments
Proceeds from investments sold, matured, or repaid
   Bonds                                                                  5,222       5,593     4,490
   Stocks                                                                   186          17         5
   Mortgage loans                                                           272          43         1
   Other investments                                                        304         388       197
                                                                       --------  ----------  --------
   Total proceeds from investments sold, matured, or repaid            $  5,984  $    6,041  $  4,693
                                                                       --------  ----------  --------
Cost of investments acquired
   Bonds                                                                  4,245       6,010     4,170
   Stocks                                                                   251         360        39
   Mortgage loans                                                           440         583       464
   Other investments                                                      1,827         897       642
                                                                       --------  ----------  --------
   Total cost of investments acquired                                  $  6,763  $    7,850  $  5,315
                                                                       --------  ----------  --------
   Net cash (used in) provided from investing activities               $   (779) $   (1,809) $   (622)
                                                                       --------  ----------  --------
Cash from Financing and Miscellaneous Sources
   Capital contributions                                                     --           1        --
   Dividends to stockholder                                                (914)       (150)     (820)
   Borrowed funds received                                                   30          --        --
   Intercompany receipts (payments)                                         565       1,991        91
   Net deposit activity on deposit-type contracts and other insurance         1         (10)      (24)
   Equities in underwriting pools and associations                          118          95       476
   Collateral deposit liability (payments) receipts                          (5)        (75)       37
   Other (payments) receipts                                                111        (134)     (102)
                                                                       --------  ----------  --------
   Net cash provided from (used in) financing and miscellaneous
     activities                                                             (94)      1,718      (342)
                                                                       --------  ----------  --------
Net change in cash and short-term investments                              (596)        233      (640)
Cash and short-term investments
                                                                       --------  ----------  --------
   Beginning of year                                                   $    727  $      494  $  1,134
                                                                       --------  ----------  --------
   End of year                                                         $    131  $      727  $    494
                                                                       ========  ==========  ========

Refer to Note 11 D for description of non-cash items.

               See Notes to Statutory Basis Financial Statements

--------------------------------------------------------------------------------
6   STATEMENT OF CASH FLOW - for the years ended December 31, 2015, 2014 and
2013

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

1. Organization and Summary of Significant Statutory Basis Accounting Policies
--------------------------------------------------------------------------------

A. Basis of Organization and Presentation
--------------------------------------------------------------------------------

Organization
--------------------------------------------------------------------------------

American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. ("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) both domestically and abroad.

Effective January 1, 2014, the National Union Admitted Lines Pooling Agreement (the "Admitted Pooling Agreement") and the AIG Property Casualty Surplus Lines Pooling Agreement (the "Surplus Pooling Agreement") were amended and replaced with a combined pooling agreement among the existing companies and AIU Insurance Company (the "Combined Pooling Agreement"), as listed below (the "Combined Pool").

The member companies of the Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling percentages under the Combined Pooling Agreement and states of domicile are as follows:

                                                                           NAIC     Pool Participation   State of
Company                                                                Company Code     Percentage       Domicile
---------------------------------------------------------------------  ------------ ------------------ ------------
National Union Fire Insurance Company of Pittsburgh, Pa. (National
  Union)*                                                                 19445             30%        Pennsylvania
American Home                                                             19380             30%          New York
Lexington Insurance Company (Lexington)                                   19437             30%          Delaware
Commerce and Industry Insurance Company (C&I)                             19410             5%           New York
AIG Property Casualty Company (APCC)                                      19402             5%         Pennsylvania
The Insurance Company of the State of Pennsylvania (ISOP)                 19429             0%         Pennsylvania
New Hampshire Insurance Company (New Hampshire)                           23841             0%           Illinois
AIG Specialty Insurance Company (Specialty)                               26883             0%           Illinois
AIG Assurance Company (Assurance)                                         40258             0%         Pennsylvania
Granite State Insurance Company (Granite)                                 23809             0%           Illinois
Illinois National Insurance Co. (Illinois National)                       23817             0%           Illinois
AIU Insurance Company (AIU)                                               19399             0%           New York

*  Lead Company of the Combined Pool

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2014 Pooling Restructure Transaction") and Note 12 regarding changes in the pooling participation percentage effective January 1, 2016.

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through an independent agency network. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing, partner organizations and the internet. There were no Managing Agents or Third party administrators who placed direct written premium with the Company in an account exceeding more than 5.0 percent of surplus of the Company for the years ending December 31, 2015, 2014, and 2013.

--------------------------------------------------------------------------------
7 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

State/ Location                                                               2015     2014    2013
--------------------------------------------------------------------------  -------- -------  -------
United Arab Emirates                                                        $    141 $    --  $    --
Florida                                                                           81      70       50
New York                                                                          47      28       15
Indiana**                                                                         43      --       --
Foreign - Japan*                                                                  --    (444)     785

* 2014 includes the impact of a ($726) reserve transfer due to the 2014 Japan Branch Conversion which was presented as negative written premium in accordance with statutory accounting presentation requirements (refer to Note 6D for more information).
** The Indiana amounts for 2014 and 2013 were below 5% and also below $1; therefore it is not being presented in the table above.

Basis of Presentation
--------------------------------------------------------------------------------

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Japan, Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the "Association"), as described in Note 6.

The Company's financial information as of and for the year ended December 31, 2015 and 2014 have been presented in accordance with the terms of the Combined Pooling Agreement. The financial information for the year ended December 31, 2013 is reflective of the Company's Admitted Pooling Agreement participation percentage in place during that year. Refer to Note 6 for additional information regarding the 2014 Pooling Restructure Transaction.

B. Permitted and Prescribed Practices
--------------------------------------------------------------------------------

NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the ACCOUNTING PRACTICES AND PROCEDURES MANUAL ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

Accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") has prescribed the availability of certain offsets in the calculation of the PROVISION FOR REINSURANCE, which offsets are not prescribed under NAIC SAP. The Company has received approval to reflect the transfer of the collection risk on certain of the Company's asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the commissioner with respect to the reinsurance recoverable balance from the original reinsurer.

In 2014, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred other than via commutation as part of the updated and amended Combined Pooling Agreement transaction within paid losses rather than as premiums written and earned. For more information, see Note 6. Similarly, in 2013, the Company received a permitted practice to present the consideration received in relation to loss reserves transferred by novation as negative paid losses rather than premium written and earned, in relation to the withdrawal of a foreign affiliate from the Association, as described in Note 6. The Company requested such permitted practices as it believed the presentation within premiums would be distortive to the financial statements and not indicative of the economic substance of the respective transactions.

A similar permitted practice was received by the Company with respect to the presentation of consideration paid to Eaglestone Reinsurance Company ("Eaglestone") for loss portfolio transfers executed in 2015 and 2014.

--------------------------------------------------------------------------------
8 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The use of the aforementioned prescribed and permitted practices has not affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2015, 2014 and 2013 reporting periods.

A reconciliation of the net income and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

                                                        2015        2014        2013
                                                     ----------  ----------  ----------
Net income (loss), NY basis                          $      (75) $      808  $      703
State prescribed or permitted practices - addition
  (charge) NAIC SAP:
   Change in non-tabular discounting                         77          40          32
                                                     ----------  ----------  ----------
Net income (loss), NAIC SAP                                   2         848         735
                                                     ----------  ----------  ----------
Statutory surplus, NY basis                               6,641       7,248       5,092
State prescribed or permitted practices - charge
  NAIC SAP:
   Non-tabular discounting                                 (306)       (383)       (423)
   Credits for reinsurance                                   (4)        (40)        (28)
   Credits for collection risk on certain asbestos
     reinsurance recoveries                                 (41)        (81)       (157)
                                                     ----------  ----------  ----------
Statutory surplus, NAIC SAP                          $    6,290  $    6,744  $    4,484
                                                     ==========  ==========  ==========

C. Use of Estimates in the Preparation of the Financial Statements
--------------------------------------------------------------------------------

The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

..   Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;

..   Legal contingencies;

..   Other than temporary impairment ("OTTI") losses on investments;

..   Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets, Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in capital and surplus; and

..   Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions about matters, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

D. Accounting Policy Differences
--------------------------------------------------------------------------------

NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain respects, including:

Transactions                                    NAIC SAP Treatment                      US GAAP Treatment
-------------------------------------  -------------------------------------  -------------------------------------
Policy Acquisition Costs               Costs are immediately expensed and     Costs directly related to the
Principally brokerage commissions and  are included in OTHER UNDERWRITING     successful acquisition of new or
premium taxes arising from the         EXPENSES, except for reinsurance       renewal insurance contracts are
issuance of insurance contracts.       ceding commissions received in excess  deferred and amortized over the term of the cost to acquire business which  of the related insurance coverage.
                                       are recognized as a deferred
                                       liability and amortized over the
                                       period of the reinsurance agreement.

Unearned Premiums, Unpaid Losses and   Presented net of reinsurance           Presented gross of reinsurance with
Loss Expense Liabilities               recoverable.                           corresponding reinsurance recoverable
                                                                              assets for ceded unearned premium and
                                                                              reinsurance recoverable on unpaid
                                                                              losses, respectively.

--------------------------------------------------------------------------------
9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Transactions                                    NAIC SAP Treatment                        US GAAP Treatment
-------------------------------------  -------------------------------------  ------------------------------------------
Retroactive reinsurance contracts      Gains and losses are recognized in     Gains are deferred and amortized over
                                       earnings and surplus is segregated to  the settlement period of the ceded
                                       the extent gains are recognized.       claim recoveries. Losses are
                                       Certain retroactive affiliate or       immediately recognized in the
                                       related party reinsurance contracts    STATEMENTS OF OPERATIONS.
                                       are accounted for as prospective
                                       reinsurance if there is no gain in
                                       surplus as a result of the
                                       transaction.

Investments in Bonds held as:          Investment grade securities (rated by  All available for sale investments are
1) available for sale                  NAIC as class 1 or 2) are carried at   carried at fair value with changes in
2) fair value option                   amortized cost. Non- investment grade  fair value, net of applicable taxes,
                                       securities (NAIC rated 3 to 6) are     reported in accumulated other
                                       carried at the lower of amortized      comprehensive income within
                                       cost and fair value.                   shareholder's equity.

                                                                              Fair value option investments are
                                                                              carried at fair value with changes in
                                                                              fair value, net of applicable projected
                                                                              income taxes, reported in net
                                                                              investment income.

Investments in Equity Securities       Carried at fair value with unrealized  Same treatment as available for sale
classified as:                         gains and losses reported, net of      investments in bonds.
1) available for sale                  applicable taxes, in the STATEMENT OF
2) fair value option                   CHANGES IN CAPITAL AND SURPLUS.        Fair value option investments are
                                                                              carried at fair value with changes in
                                                                              fair value, net of applicable projected
                                                                              income taxes, reported in net
                                                                              investment income.

Investments in Limited Partnerships,   Carried at the underlying US GAAP      If aggregate interests allow the holding
Hedge Funds and Private Equity         equity with results from the           entity to exercise more than minor
Interests                              investment's operations recorded, net  influence (typically more than 3%), the
                                       of applicable taxes, as UNREALIZED     investment is carried at Net Asset
                                       GAINS (LOSSES) directly in the         Value ("NAV") with changes in value
                                       STATEMENTS OF CHANGES IN CAPITAL AND   recorded to net investment income.
                                       SURPLUS.

                                                                              Where the aggregate interests allow the
                                                                              entity to exercise only minor influence
                                                                              (typically less than 3%), the investment
                                                                              is recorded at NAV with changes in
                                                                              value recorded, net of tax, as a
                                                                              component of accumulated other
                                                                              comprehensive income in shareholder's
                                                                              equity.

Investments in Subsidiary, Controlled  Subsidiaries are not consolidated.     Consolidation is required when there is
and Affiliated Entities (SCAs)                                                a determination that the affiliated entity
                                                                              is a variable interest entity (VIE) and
                                                                              an entity has the power to direct the
                                                                              activities of the VIE.

                                       The equity investment in SCAs are      Investments in SCAs with greater than
                                       accounted for under the equity method  50 percent ownership of voting rights
                                       and recorded as Common stock           are generally consolidated.
                                       investments. Dividends are recorded
                                       within NET INVESTMENT INCOME.

                                                                              Investments in SCAs where the holding
                                                                              entity exercises significant influence
                                                                              (generally ownership of voting interests
                                                                              between 20 percent and 50 percent) are
                                                                              recorded at equity value. The change in
                                                                              equity is included within operating
                                                                              income.

Structured Settlements                 Structured settlement annuities where  For structured settlements in which the the claimant is the payee are treated  reporting entity has not been legally
                                       as completed transactions (thereby     released from its obligation with the
                                       allowing for immediate gain            claimant (i.e. the reporting entity
                                       recognition), regardless of whether    remains the primary obligor), resulting
                                       the reporting entity is the owner of   gains are deferred and amounts
                                       the annuity.                           expected to be recovered from such
                                                                              annuities are recorded as assets.

--------------------------------------------------------------------------------
10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Transactions                                    NAIC SAP Treatment                        US GAAP Treatment
-------------------------------------  -------------------------------------  ------------------------------------------
Statement of Cash Flows                STATUTORY STATEMENTS OF CASH FLOWS     THE STATEMENTS OF CASH FLOWS can be
                                       must be presented using the direct     presented using the direct or indirect
                                       method. Changes in cash, cash          methods, however are typically
                                       equivalents, and short-term            presented using the indirect method.
                                       investments and certain sources of     Presentation is limited to changes in
                                       cash are excluded from operational     cash and cash equivalents (short-term
                                       cash flows. Non-cash items are         investments are excluded). All non-
                                       required to be excluded in the         cash items are eliminated from the
                                       statement of cash flows and should be  presentation of cash flows.
                                       disclosed accordingly.

Deferred Federal Income Taxes          Deferred income taxes are established  The provision for deferred income for the temporary differences between  taxes is recorded as a component of
                                       tax and book assets and liabilities,   income tax expense, as a component of
                                       subject to limitations on              the STATEMENT OF OPERATIONS, except for
                                       admissibility of tax assets.           changes associated with items that are
                                                                              included within other comprehensive
                                       Changes in deferred income taxes are   income where such items are recorded
                                       recorded within capital and surplus    net of applicable income taxes.
                                       and have no impact on the STATEMENT
                                       OF OPERATIONS.

Statutory Adjustments                  Certain asset balances are designated  All assets and liabilities are included in
(applied to certain assets including   as nonadmitted, are excluded from the  the financial statements. Provisions for
goodwill, furniture and equipment,     STATUTORY STATEMENT OF ASSETS and are  uncollectible receivables are
deferred taxes in excess of            reflected as deductions from capital   established as valuation allowances and
limitations, prepaid expenses,         and surplus.                           are recognized as expense within the
overdue receivable balances and                                               STATEMENT OF OPERATIONS.
unsecured reinsurance amounts)         A PROVISION FOR REINSURANCE is
                                       established for unsecured reinsurance
                                       amounts recoverable from unauthorized
                                       and certain authorized reinsurers
                                       with a corresponding reduction to
                                       UNASSIGNED SURPLUS.

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

E. Significant Statutory Accounting Policies
--------------------------------------------------------------------------------

Premiums
--------------------------------------------------------------------------------

Premiums for insurance and reinsurance contracts are recorded as gross premiums written on the inception date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves include the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method.

Reinsurance premiums under a reinsurance contract are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and deducted from UNASSIGNED SURPLUS.

--------------------------------------------------------------------------------
11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience, based upon historical ratios of retrospectively rated loss development and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premium net of ceded written premium ("Net written premiums") that were subject to retrospective rating features as of December 31, 2015, 2014 and 2013 were as follows:

Years ended December 31,                                               2015  2014  2013
---------------------------------------------------------------------  ----  ----  ----
Net written premiums subject to retrospectively rated premiums         $ 83  $112  $114
Percentage of total net written premiums                                1.5%  2.1%  2.0%

As of December 31, 2015 and 2014, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $586 and $694, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $80 and $145 as of December 31, 2015 and 2014, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $14 and $19 as of December 31, 2015 and 2014, respectively.

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations. As of December 31, 2015 and 2014, the amounts of offsetting reserve credits on unpaid claims, recoverable on paid claims and nonadmitted balances were:

December 31,                                                            2015   2014
---------------------------------------------------------------------  ------ ------
Reserve credits on unpaid claims                                       $3,747 $3,698
Recoverable on paid claims                                                 74    110
Nonadmitted balance                                                        19     21

For warranty insurance, the Company generally provides reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the policy in proportion to the expected loss emergence. The expected loss emergence can vary substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of original warranties provided by the equipment manufacturer, if any.

Deposit Accounting
--------------------------------------------------------------------------------

Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued
(i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or
(iii) in compliance with filed forms, rates and/or rating plans.

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to OTHER INCOME in the STATEMENTS OF OPERATIONS.

--------------------------------------------------------------------------------
12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Deposit assets are recorded to OTHER ASSETS within the STATEMENTS OF ADMITTED ASSETS, refer to Note 11A. Deposit liabilities and deposit liabilities - funds held are recorded to OTHER LIABILITIES within the STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS, refer to Note 11B.

Premium Deficiency
--------------------------------------------------------------------------------

The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related investment income are collectively not sufficient to cover the expected ultimate loss projection. As of December 31, 2015 and 2014, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance
--------------------------------------------------------------------------------

Transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES IN THE STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS. Initial gains or losses are recorded in OTHER INCOME in the STATEMENT OF OPERATIONS with surplus gains recorded as SPECIAL SURPLUS FUNDS FROM RETROACTIVE REINSURANCE which is a component of Capital and surplus that is restricted from dividend payment. Amounts recorded in SPECIAL SURPLUS FUNDS FROM RETROACTIVE REINSURANCE are amortized into UNASSIGNED SURPLUS when actual retroactive reinsurance recovered exceeds the consideration paid. The special surplus from retroactive reinsurance for each respective retroactive reinsurance agreement shall be reduced at the time the ceding entity begins to recover funds from the assuming entity in amounts exceeding the consideration paid by the ceding entity under such agreement, or adjusted due to changes in reserves ceded under the contract. For each agreement, the reduction in the special surplus is limited to the lesser of amounts recovered in excess of consideration paid or the initial surplus gain. Any remaining balance in the special surplus from retroactive reinsurance derived from any such agreement shall be returned to Unassigned surplus upon elimination of all policy obligations.

To the extent that the transfer of loss and LAE reserves is between affiliated entities and neither entity records a gain or loss, the transaction is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs
--------------------------------------------------------------------------------

Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in OTHER UNDERWRITING EXPENSES. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance
--------------------------------------------------------------------------------

The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. Amounts deemed uncollectible are reduced, with the required statutory basis provision for reinsurance deducted from surplus and reflected as the PROVISION FOR REINSURANCE LIABILITY. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty.

Following the 2014 Pooling Restructure Transaction, PA SAP is applied in the determination of the Company's PROVISION FOR REINSURANCE. For 2013 NY SAP was applied in the determination of the PROVISION FOR REINSURANCE.

Reserves for Losses and Loss Adjustment Expenses
--------------------------------------------------------------------------------

Reserves for case, IBNR and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Certain reserves are discounted in accordance with agreement with the NY DFS; see Note 5 for further details.

--------------------------------------------------------------------------------
13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Structured Settlements
--------------------------------------------------------------------------------

In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2015 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies were $1,130 as of December 31, 2015.

As of December 31, 2015, the Company had annuities with aggregate statement values in excess of one percent of its policyholders' surplus with life insurer affiliates as follows:

                                                                                         Licensed in  Statement
Life Insurance Company                                                 State of Domicile  New York      Value
---------------------------------------------------------------------  ----------------- -----------  ---------
The United States Life Insurance Company in the City of New York           New York           Yes       $719
American General Life Insurance Company of Delaware                        Delaware            No        242
American General Life Insurance Company                                     Texas              No        119

Fair Value of Financial Instruments
--------------------------------------------------------------------------------

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:

    . Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

    . Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

    . Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value. The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

    . The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

--------------------------------------------------------------------------------
14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

    . The fair value of derivatives are determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

    . The carrying value of all other financial instruments approximates fair value.

Cash Equivalents and Short Term Investments
--------------------------------------------------------------------------------

Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds (including Loan Backed and Structured Securities)
--------------------------------------------------------------------------------

Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3", "4", "5", "5*", "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions were obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Mortgage Loans
--------------------------------------------------------------------------------

Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized premiums, discounts and impairments. Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks
--------------------------------------------------------------------------------

Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at amortized cost. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of amortized cost or fair value.

Unaffiliated Common Stock Securities
--------------------------------------------------------------------------------

Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as UNREALIZED GAINS(LOSSES) in UNASSIGNED SURPLUS, or as realized losses in the event a decline in value is determined to be other than temporary.

--------------------------------------------------------------------------------
15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Investments in subsidiaries and affiliated companies
--------------------------------------------------------------------------------

Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates operations (including any defined nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates are recorded as UNREALIZED GAINS (LOSSES) in UNASSIGNED SURPLUS.

Investments in joint ventures, partnerships and limited liability companies
--------------------------------------------------------------------------------

Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as UNREALIZED GAINS(LOSSES). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as UNREALIZED GAINS (LOSSES) in UNASSIGNED SURPLUS, while changes resulting from amortization are recorded as NET INVESTMENT INCOME.

Derivatives
--------------------------------------------------------------------------------

Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as UNREALIZED GAINS/(LOSSES) in UNASSIGNED SURPLUS.

Net investment income and gain/loss
--------------------------------------------------------------------------------

Investment income is recorded as earned and includes interest, dividends, and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment
--------------------------------------------------------------------------------

If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to NET REALIZED CAPITAL GAINS (LOSSES) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

..   The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;

..   Fundamental credit risk of the issuer exists; and/or

..   Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

..   If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred.

--------------------------------------------------------------------------------
16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

..   If the investments are trading at a significant (25 percent or more)
    discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

..   If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

..   If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

..   If an order of liquidation or other fundamental credit issues with the partnership exists;

..   If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;

..   If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or

..   If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

Equities in Pools & Associations
--------------------------------------------------------------------------------

The Company accounts for its participation in the Association by recording its participation in

..   net premium participation as gross premium,

..   the underwriting and net investment income results in the STATEMENTS OF
    OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS,

..   insurance and reinsurance balances in the STATEMENTS OF ADMITTED ASSETS AND
    LIABILITIES, CAPITAL AND SURPLUS; and

..   all other non-insurance assets and liabilities recorded as EQUITIES IN
    UNDERWRITING POOLS AND ASSOCIATIONS in the STATEMENTS OF ADMITTED ASSETS AND LIABILITIES, CAPITAL AND SURPLUS.

Foreign Currency Transactions
--------------------------------------------------------------------------------

Financial statement accounts expressed in foreign currencies are translated into U.S. dollars. Foreign denominated currency assets and liabilities or the results of non-U.S. operations are translated into U.S. dollars using rates of exchange prevailing at the period end date with the related translation adjustments recorded as unrealized gains or losses within UNASSIGNED SURPLUS in the STATEMENTS OF CAPITAL AND SURPLUS. All other realized gains and losses resulting from foreign currency transactions, not in support of foreign insurance operations, are included in OTHER INCOME in the STATEMENTS OF OPERATIONS.

Retirement Plans, Deferred Compensation, Postemployment Benefits and
Compensated Absences and Other Postretirement Benefit Plans
--------------------------------------------------------------------------------

The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

In August 2015, AIG amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG and its subsidiaries.

AIG sponsors various defined contribution plans that provide for pre-tax salary reduction contributions by its U.S. employees. The most significant plan is the AIG Incentive Savings Plan, to which the Company makes matching contributions of 100 percent of the first six percent of employee contributions, subject to IRS imposed limitations. Effective January 1, 2016, participants began receiving an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company incurred employee related costs related to defined benefit and defined contribution plans during 2015, 2014 and 2013 of $5, $11 and $22, respectively.

--------------------------------------------------------------------------------
17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Depreciation
--------------------------------------------------------------------------------

Certain assets, principally electronic data processing ("EDP") equipment, software and leasehold improvements are designated as nonadmitted assets and their net book value is deducted from surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding five years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement.

Income Taxes
--------------------------------------------------------------------------------

The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG and approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

..   The sections of the Internal Revenue Code relating to Alternative Minimum
    Tax ("AMT") are applied, but only if the AIG consolidated group is subject to AMT in the Consolidated Tax Liability, and;

..   The impact of Deferred Intercompany Transactions (as defined in Treas. Reg.
    (S)1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. (S)1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. (S)1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

In 2014, the Company, modified the Tax Sharing Agreement which clarified certain tax attributes related to the 2013 Association distribution of AIG Europe Holdings Limited's ("AEHL") shares. The gain resulting from the transfer was treated as currently taxable and the Company's resulting tax liability was waived in the form of a deemed capital contribution. As a result, the Company recognized a benefit to surplus of $21. The NY DFS responded to the related informational submissions describing the amendment with no objection.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In 2014, the Company settled for cash certain tax payables and receivables with AIG. Such payables and receivables related to TAAAs that were reflected in an amended federal income tax return filing for the tax years 2007 to 2011, which was filed with the Internal Revenue Service ("IRS"). In 2013, the tax receivables were not admitted into surplus and as a result, the Company recognized a statutory capital benefit of $18 upon cash settlement.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2015, the Company's separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

--------------------------------------------------------------------------------
18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Deferred Taxes
--------------------------------------------------------------------------------

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

..   the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

..   the sustainability of recent operating profitability of our subsidiaries;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and,

..   prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2. Accounting Adjustments to Statutory Basis Financial Statements
--------------------------------------------------------------------------------

A. Change in Accounting Principles
--------------------------------------------------------------------------------

2015 Changes
--------------------------------------------------------------------------------

In 2015, the Company adopted the following change in the Statements of Statutory Accounting Principles ("SSAP"):

In March 2015, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 69, Statement of Cash Flow ("SSAP 69"), with a
December 31, 2015 effective date to clarify cash flow shall include cash, cash equivalents and short-term investments. Disclosure of non-cash items affecting assets and liabilities will be expanded to include non-cash operating items in addition to financing and investing items. The Company has adopted and applied these revisions in the 2015 STATEMENTS OF CASH FLOWS and related disclosures.

2014 Changes
--------------------------------------------------------------------------------

In 2014, the Company adopted the following changes in the SSAP:

Affordable Care Act Assessments: In June 2014, the NAIC issued SSAP No. 106, Affordable Care Act Assessments ("SSAP 106"), which provides accounting and disclosure guidance related to assessments on entities that issue health insurance. Under the Affordable Care Act ("ACA"), an assessment becomes payable to the U.S. Treasury once a health insurer provides health insurance for any subject U.S. health risk during the calendar year, in an amount based upon the amount of health insurance provided by such company in the prior year. Under SSAP 106, the amount of the assessment shall be expensed and recognized as a liability once the entity provides qualifying health insurance. Additionally, the guidance requires the recognition in Special Surplus, as a reclassification from Unassigned Surplus, of an amount equal to its estimated subsequent fee year assessment based upon the health insurance written in the current year. The special surplus is restored to unassigned surplus in the following year, when the health insurer recognizes the expense for the assessment.

Risk-Sharing Provisions: In December 2014, the NAIC issued SSAP No. 107, Accounting for the Risk-Sharing Provisions of the Affordable Care Act. This statement provides accounting guidance for the Risk Adjustment Program, the Transitional Reinsurance Program, and the Transitional Risk Corridor Program of the ACA. While the Company participates in the health insurance market and is subject to certain provisions of the ACA, such as the assessment described above, with the exception of the industry-wide assessment on health insurers to fund the Transitional Reinsurance Program, the Company's health insurance policies are not subject to the risk sharing provisions of the ACA. The impact of the guidance on the Company relates solely to the treatment of Transitional Reinsurance Program assessment.

--------------------------------------------------------------------------------
19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

B. Adjustments to Surplus
--------------------------------------------------------------------------------

During 2015, 2014 and 2013 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $(27), $(6) and $(94), respectively. In accordance with SSAP No. 3, ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS ("SSAP 3"), the corrections of errors have been reported in the 2015, 2014 and 2013 statutory financial statements as adjustments to UNASSIGNED SURPLUS. The impact of these corrections would have increased the 2014 and 2013 pre-tax income by $13 and $13, respectively. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2015, 2014 and 2013 is presented in the following tables:

                                                                       Policyholders' Total Admitted    Total
2015 Adjustments                                                          Surplus         Assets     Liabilities
---------------------------------------------------------------------  -------------- -------------- -----------
Balance at December 31, 2014                                             $    7,248    $    26,408   $    19,160
Adjustments to beginning Capital and Surplus:
   Asset corrections                                                             (1)            (1)           --
   Liability corrections                                                        (27)            --            27
   Income tax corrections                                                         1              1            --
                                                                         ----------    -----------   -----------
Total adjustments to beginning Capital and Surplus                              (27)            --            27
                                                                         ----------    -----------   -----------
Balance at January 1, 2015, as adjusted                                  $    7,221    $    26,408   $    19,187
                                                                         ==========    ===========   ===========

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The decrease in total admitted assets is primarily the result of a) a decrease in accrued retrospective premiums resulting from an overstatement of an accrual; b) a decrease in amounts recoverable from reinsurers due to the correction of a coding error; and c) a decrease in other assets due to a reduction of deductible recoverables on programs where the aggregate loss limits were already met; partially offset by d) an increase in deferred premiums due to unrecorded fee revenue; and e) an increase in equities and deposits in pools and associations resulting from a duplication in the expenses recorded.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in losses due to data remediation in addition to certain claims that were not adequately reserved; and b) corrections to the state tax payable account; partially offset by c) a decrease in other expenses and payable to parent, subsidiaries and affiliates due to the overstatement of prior year end expense accruals; d) a decrease in taxes, licenses, and fees related to amounts improperly reflected; and e) a decrease in funds held by company under reinsurance treaties and unearned premiums due to data remediation.

Income tax corrections - The increase in the tax assets is primarily the result of the tax effect of the corresponding asset and liability corrections, as well as partnership basis adjustments.

                                                                       Policyholders' Total Admitted
2014 Adjustments                                                          Surplus         Assets     Total Liabilities
---------------------------------------------------------------------  -------------- -------------- -----------------
Balance at December 31, 2013                                               $5,092        $23,671          $18,579
Adjustments to beginning Capital and Surplus:
   Asset corrections                                                           59             59               --
   Liability corrections                                                      (71)            --               71
   Income tax corrections                                                       6              6               --
                                                                           ------        -------          -------
Total adjustments to beginning Capital and Surplus                             (6)            65               71
                                                                           ------        -------          -------
Balance at January 1, 2014, as adjusted                                    $5,086        $23,736          $18,650
                                                                           ======        =======          =======

--------------------------------------------------------------------------------
20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in total admitted assets is the result of a) an increase in reinsurance recoverable related to the reversal of an accrued liability; b) an adjustment of an intangible asset resulting from the sale of the Canadian Branch of American Home Assurance Company; c) an increase in admitted assets due to Association's underutilization of reserves to offset the aged premium receivable in their nonadmitted penalty determination; partially offset by d) a decrease in reinsurance recoverable due to an increase in the related contingency reserve; and e) a decrease in reinsurance recoverable on paid losses related to miscoded ceded reinsurance.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in loss reserves resulting from errors identified during the completion of a reserve substantiation study, b) an increase in IBNR related to asbestos business and in the calculation of the insolvent and commute estimate, c) an increase in taxes, licenses, and fees related to workers' compensation surcharges, d) an increase in ceded reinsurance premiums payable resulting from unrecorded profit commission, e) an increase in intercompany payables due to prior year costs incurred from the development of a claims systems; and f) an increase to the unpaid loss reserves resulting from miscoded ceded reinsurance on a facultative claim; partially offset by g) a correction to the historical loss provision for balances previously charged off.

Income tax corrections - The decrease in taxes is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset and liability corrections.

                                                                       Policyholders' Total Admitted
2013 Adjustments                                                          Surplus         Assets     Total Liabilities
---------------------------------------------------------------------  -------------- -------------- -----------------
Balance at December 31, 2012                                               $6,004        $23,974          $17,970
Adjustments to beginning Capital and Surplus:
   Asset corrections                                                         (237)          (237)              --
   Liability corrections                                                      154             --             (154)
   Income tax corrections                                                     (11)           (11)              --
                                                                           ------        -------          -------
Total adjustments to beginning Capital and Surplus                            (94)          (248)            (154)
                                                                           ------        -------          -------
Balance at January 1, 2013, as adjusted                                    $5,910        $23,726          $17,816
                                                                           ======        =======          =======

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The decrease in total admitted assets is primarily the result of a) nonadmitting investment assets; b) a reduction in deductible recoverable relating to high deductible policies; c) a decrease in other assets; and d) reductions in premium and reinsurance assets partially offset by
e) an increase in assets identified as deposits.

Liability corrections - The increase in total liabilities is primarily the result of a) an increase in reinsurance payables; b) adjustments to tax, license, and fee reserves; c) an increase in excess ceding commission accruals;
d) corrections to deposit accounting liabilities; and e) an increase in loss reserves relating to an asset correction noted in b) above.

Income tax corrections - The decrease in taxes is primarily the result of a) correction to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset and liability corrections.

--------------------------------------------------------------------------------
21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

3. Investments
--------------------------------------------------------------------------------

A. Bond Investments
--------------------------------------------------------------------------------

The reconciliation from carrying value to fair value of the Company's bond investments as of December 31, 2015 and 2014 are outlined in the table below:

                                                                                     Gross      Gross
                                                                        Carrying   Unrealized Unrealized
December 31, 2015                                                        Value       Gains      Losses   Fair Value
---------------------------------------------------------------------  ----------- ---------- ---------- ----------
U.S. governments                                                       $       180  $      8   $    --   $      188
All other governments                                                          186         2        (3)         185
States, territories and possessions                                          1,058        67        --        1,125
Political subdivisions of states, territories and possessions                1,284        52        --        1,336
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities and their
  political subdivisions                                                     3,761       170        (2)       3,929
Industrial and miscellaneous                                                 9,870       435      (126)      10,179
                                                                       -----------  --------   -------   ----------
Total                                                                  $    16,339  $    734   $  (131)  $   16,942
                                                                       ===========  ========   =======   ==========

                                                                                     Gross      Gross
                                                                        Carrying   Unrealized Unrealized    Fair
December 31, 2014                                                        Value       Gains      Losses     Value
---------------------------------------------------------------------  ----------- ---------- ---------- ----------
U.S. governments                                                       $       618  $     12   $    (4)  $      626
All other governments                                                          266         9        --          275
States, territories and possessions                                          1,121        92        --        1,213
Political subdivisions of states, territories and possessions                1,629        79        --        1,708
Special revenue and special assessment obligations and all
  non-guaranteed obligations of agencies and authorities and their
  political subdivisions                                                     4,188       226        (2)       4,412
Industrial and miscellaneous                                                10,279       598       (49)      10,828
                                                                       -----------  --------   -------   ----------
Total                                                                  $    18,101  $  1,016   $   (55)  $   19,062
                                                                       ===========  ========   =======   ==========

The carrying values and fair values of bonds at December 31, 2015, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                                       Carrying  Fair
December 31, 2015                                                       Value    Value
---------------------------------------------------------------------  -------- -------
Due in one year or less                                                $   284  $   284
Due after one year through five years                                    2,141    2,209
Due after five years through ten years                                   3,413    3,493
Due after ten years                                                      3,565    3,702
Structured securities                                                    6,936    7,254
                                                                       -------  -------
   Total                                                               $16,339  $16,942
                                                                       =======  =======

--------------------------------------------------------------------------------
22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

B. Mortgage Loan Investments
--------------------------------------------------------------------------------

The minimum and maximum lending rates for mortgage loans during 2015 were:

                                                                          Minimum        Maximum
Category                                                               Lending Rate % Lending Rate %
---------------------------------------------------------------------  -------------- --------------
Retail                                                                      2.9%            4.4%
Office                                                                      3.0%            4.2%
Industrial                                                                  2.5%            4.1%
Multi-Family                                                                3.8%            6.3%
Hotel/Motel                                                                 3.8%            4.7%
Other Commercial                                                            3.5%           10.0%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was
75.84 percent. All of the mortgage loans were in good standing as of December 31, 2015. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2015 and 2014:

                                                      Residential            Commercial
                                                   ----------------- ---------------------------
                                              Farm Insured All Other Insured All Other Mezzanine Total
                                              ---- ------- --------- ------- --------- --------- ------
2015
   Recorded Investment
   Current                                    $--    $--      $--      $--    $1,185      $--    $1,185
2014
   Recorded Investment
   Current                                    $--    $--      $--      $--    $1,050      $--    $1,050

C. Loan-Backed and Structured Investments
--------------------------------------------------------------------------------

The Company did not record any non-credit other than temporary impairment losses during 2015 for loan-backed and structured securities.

As of December 31, 2015, the Company held loan-backed and structured securities for which it recognized $26 of credit-related OTTI during 2015 based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Aggregate unrealized losses:
                              Less than 12 Months                 $   29
                              12 Months or longer                 $   34
Aggregate related fair value of securities with unrealized
  losses:
                              Less than 12 Months                 $1,410
                              12 Months or longer                 $  608

The Company held structured notes as of December 31, 2015 with a total carrying value of $49. There were no structured notes held as of December 31, 2015 which were considered mortgage-referenced securities.

--------------------------------------------------------------------------------
23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

D. Unrealized losses
--------------------------------------------------------------------------------

The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31, 2015 and 2014 are set forth in the table below:

                                                         Less than 12 Months   12 Months or Longer          Total
December 31, 2015                                       --------------------- --------------------- ---------------------
                                                                   Unrealized            Unrealized            Unrealized
Description of Securities                               Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
------------------------------------------------------  ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                                          $    8     $  --       $ --       $ --      $    8     $  --
All other governments                                        102        (8)         2         --         104        (8)
States, territories and possessions                           20        --         --         --          20        --
Political subdivisions of states, territories and
  possessions                                                  8        --         --         --           8        --
Special revenue and special assessment obligations and
  all non-guaranteed obligations of agencies and
  authorities and their political subdivisions               223        (2)        --         --         223        (2)
Industrial and miscellaneous                               2,906      (100)       763        (63)      3,669      (163)
                                                          ------     -----       ----       ----      ------     -----
Total bonds                                                3,267      (110)       765        (63)      4,032      (173)
                                                          ------     -----       ----       ----      ------     -----
Affiliated                                                   139       (36)        24         (5)        163       (41)
Non-affiliated                                                --        --         --         --          --        --
                                                          ------     -----       ----       ----      ------     -----
Total common stocks                                          139       (36)        24         (5)        163       (41)
                                                          ------     -----       ----       ----      ------     -----
Total stocks                                                 139       (36)        24         (5)        163       (41)
                                                          ------     -----       ----       ----      ------     -----
Total bonds and stocks                                    $3,406     $(146)      $789       $(68)     $4,195     $(214)
                                                          ======     =====       ====       ====      ======     =====

                                                         Less than 12 Months   12 Months or Longer          Total
December 31, 2014                                       --------------------- --------------------- ---------------------
                                                                   Unrealized            Unrealized            Unrealized
Description of Securities                               Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
------------------------------------------------------  ---------- ---------- ---------- ---------- ---------- ----------
U.S. governments                                          $  337     $  (2)      $ 25       $ (1)     $  362     $  (3)
All other governments                                         24        (2)         1         --          25        (2)
States, territories and possessions                           14        --          1         --          15        --
Political subdivisions of states, territories and
  possessions                                                  5        --         --         --           5        --
Special revenue and special assessment obligations and
  all non- guaranteed obligations of agencies and
  authorities and their political subdivisions               198        --        121         (2)        319        (2)
Industrial and miscellaneous                               1,913       (49)       421        (25)      2,334       (74)
                                                          ------     -----       ----       ----      ------     -----
Total bonds                                                2,491       (53)       569        (28)      3,060       (81)
                                                          ------     -----       ----       ----      ------     -----
Affiliated                                                    --        --         22         (5)         22        (5)
Non-affiliated                                                28        (5)        --         --          28        (5)
                                                          ------     -----       ----       ----      ------     -----
Total common stocks                                           28        (5)        22         (5)         50       (10)
                                                          ------     -----       ----       ----      ------     -----
Total stocks                                                  28        (5)        22         (5)         50       (10)
                                                          ------     -----       ----       ----      ------     -----
Total bonds and stocks                                    $2,519     $ (58)      $591       $(33)     $3,110     $ (91)
                                                          ======     =====       ====       ====      ======     =====

--------------------------------------------------------------------------------
24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

E. Realized Gains/(Losses)
--------------------------------------------------------------------------------

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2015, 2014 and 2013 were as follows:

Years ended December 31                                   2015               2014               2013
-------------------------------------------------  ------------------ ------------------ ------------------
                                                             Equity             Equity             Equity
                                                    Bonds  Securities  Bonds  Securities  Bonds  Securities
                                                   ------  ---------- ------  ---------- ------  ----------
Proceeds from sales                                $3,176     $178    $2,737     $21     $1,834     $ 3
Gross realized gains                                   61        2        78       5         57      --
Gross realized losses                                 (34)      (3)      (14)     (1)        (7)     --

F. Derivative Financial Instruments
--------------------------------------------------------------------------------

The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the company's exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contract to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The currency and interest rate derivatives do not qualify for hedge accounting. As a result, the Company's currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses in the STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS until the derivative expires at which time the related unrealized amounts are recognized in REALIZED CAPITAL GAINS/LOSSES.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the year ended December 31, 2015 and 2014.

                                                       December 31, 2015        Year ended December 31, 2015
                                                   -------------------------- ---------------------------------
                                                     Outstanding                 Realized    Unrealized capital
Derivative Financial Instrument                    Notional Amount Fair Value gains/(losses)  gains / (losses)
-------------------------------------------------  --------------- ---------- -------------- ------------------
Swaps                                                  $1,063         $16          $(12)            $16
Forwards                                                  177          (3)            3              (3)
                                                       ------         ---          ----             ---
Total                                                  $1,240         $13          $ (9)            $13
                                                       ------         ---          ----             ---

--------------------------------------------------------------------------------
25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

                                                            December 31, 2014        Year ended December 31, 2014
                                                        -------------------------- ---------------------------------
                                                          Outstanding                 Realized    Unrealized capital
Derivative Financial Instrument                         Notional Amount Fair Value gains/(losses)   gains / losses
------------------------------------------------------  --------------- ---------- -------------- ------------------
Swaps                                                       $  934         $33          $(15)            $33
Forwards                                                        71          --             3              --
                                                            ------         ---          ----             ---
Total                                                       $1,005         $33          $(12)            $33
                                                            ======         ===          ====             ===

G. Other Invested Assets
--------------------------------------------------------------------------------

During 2015, 2014 and 2013, the Company recorded OTTI impairment losses on investments in joint ventures and partnerships of $52, $14, and $17, respectively.

H. Investment Income
--------------------------------------------------------------------------------

The Company had no accrued investment income receivables over 90 days past due. Investment expenses of $32, $24 and $24 were included in NET INVESTMENT INCOME for the years ended December 31, 2015, 2014 and 2013, respectively.

I. Restricted Assets
--------------------------------------------------------------------------------

The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $726 and $891 as of December 31, 2015 and 2014, respectively.

4. Fair Value of Financial Instruments
--------------------------------------------------------------------------------

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement as of December 31, 2015 and 2014:

2015                                                              Level 1 Level 2 Level 3 Total
----------------------------------------------------------------  ------- ------- ------- -----
Bonds                                                               $--    $433    $ 56   $489
Common stocks                                                        33      --      --     33
Derivative asset                                                     --      22      --     22
Derivative liabilities                                               --      (9)     --     (9)
Mutual funds                                                         --      --      --     --
                                                                    ---    ----    ----   ----
Total                                                               $33    $446    $ 56   $535
                                                                    ===    ====    ====   ====

2014                                                              Level 1 Level 2 Level 3 Total
----------------------------------------------------------------  ------- ------- ------- -----
Bonds                                                               $--    $419    $122   $541
Common stocks                                                        26      --      --     26
Derivative asset                                                     --      26       8     34
Derivative liabilities                                               --      (1)     --     (1)
Mutual funds                                                         27      --      --     27
                                                                    ---    ----    ----   ----
Total                                                               $53    $444    $130   $627
                                                                    ===    ====    ====   ====

There were no assets carried at fair value that were transferred between Level 1 and Level 2 during 2015 and 2014.

--------------------------------------------------------------------------------
26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

A. Fair Value Measurements in Level 3 of the Fair Value Hierarchy
--------------------------------------------------------------------------------

The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended December 31, 2015 and 2014.

                                                                                                     Purchases,
                                    Beginning                             Total gains  Total gains     Sales,
                                    Balance at                            and (losses) and (losses)  Issuances,   Balance at
                                    January 1,  Transfers   Transfers out included in  included in  Settlements, December 31,
2015                                   2015    into Level 3  of Level 3    Net Income    Surplus        Net          2015
----------------------------------  ---------- ------------ ------------- ------------ ------------ ------------ ------------
Bonds                                  $122        $ 71         $(124)        $ 2          $ 5          $(20)        $ 56
Derivatives                               8          --            --          --           (4)           (4)          --
                                       ----        ----         -----         ---          ---          ----         ----
Total                                  $130        $ 71         $(124)        $ 2          $ 1          $(24)        $ 56
                                       ====        ====         =====         ===          ===          ====         ====

For the year ended December 31, 2015, transfers into/out of Level 3 assets primarily included certain investments in private placement corporate debt, and structured securities. Transfers into Level 3 assets were primarily the result of limited market pricing information that required the determination of fair value based on inputs that are adjusted to better reflect the Company's assumptions regarding the characteristics of a specific security or associated market liquidity. Transfers out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. The transfers were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's assumptions regarding the characteristics of a specific security or the current liquidity in the market.

There were no derivative balances transferred to/from Level 3 during 2015.

                                                                                                     Purchases,
                                    Beginning                             Total gains  Total gains     Sales,
                                    Balance at                            and (losses) and (losses)  Issuances,   Balance at
                                    January 1,  Transfers   Transfers out included in  included in  Settlements, December 31,
2014                                   2014    into Level 3  of Level 3    Net Income    Surplus        Net          2014
----------------------------------  ---------- ------------ ------------- ------------ ------------ ------------ ------------
Bonds                                  $25         $81          $(110)        $ 3          $(79)        $202         $122
Derivatives                             (4)         --             --          --            12           --            8
                                       ---         ---          -----         ---          ----         ----         ----
Total                                  $21         $81          $(110)        $ 3          $(67)        $202         $130
                                       ===         ===          =====         ===          ====         ====         ====

For the year ended December 31, 2014, transfers into/out of Level 3 assets primarily included certain investments in private placement corporate debt, and structured securities. Transfers into Level 3 assets were primarily the result of limited market pricing information that required the determination of fair value based on inputs that are adjusted to better reflect the Company's assumptions regarding the characteristics of a specific security or associated market liquidity. Transfers out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. The transfers were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's assumptions regarding the characteristics of a specific security or the current liquidity in the market.

There were no derivative balances transferred to/from Level 3 during 2014.

--------------------------------------------------------------------------------
27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

B. Fair Value of all Financial Instruments
--------------------------------------------------------------------------------

The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2015 and 2014:

                                              Aggregate Fair                                          Not Practicable
December 31, 2015                                 Value      Admitted Assets Level 1 Level 2  Level 3  (Carry Value)
--------------------------------------------  -------------- --------------- ------- -------  ------- ---------------
Bonds                                            $16,942         $16,339      $ --   $13,746  $3,196        $--
Common stock                                          41              41        33         8      --         --
Derivatives - assets                                  22              22        --        22      --         --
Derivatives - liabilities                             (9)             (9)       --        (9)     --         --
Mortgage loans                                     1,194           1,185        --        --   1,194         --
Preferred stock                                       33              34        --        33      --         --
Short term investments                                36              36        25        11      --         --
                                                 -------         -------      ----   -------  ------        ---
Total                                            $18,259         $17,648      $ 58   $13,811  $4,390        $--
                                                 =======         =======      ====   =======  ======        ===

                                              Aggregate Fair                                          Not Practicable
December 31, 2014                                 Value      Admitted Assets Level 1 Level 2  Level 3  (Carry Value)
--------------------------------------------  -------------- --------------- ------- -------  ------- ---------------
Bonds                                            $19,062         $18,101       200    15,199   3,663         --
Common stock                                          26              26        26        --      --         --
Derivatives - assets                                  34              34        --        26       8         --
Derivatives - liabilities                             (1)             (1)       --        (1)     --         --
Mortgage loans                                     1,112           1,050        --        --   1,112         --
Mutual funds                                          27              27        27        --      --         --
Preferred Stocks                                      35              18        --        --      35         --
Short term investments                               295             295        11       284      --         --
                                                 -------         -------      ----   -------  ------        ---
Total                                            $20,590         $19,550      $264   $15,508  $4,818        $--
                                                 =======         =======      ====   =======  ======        ===

5. Reserves for Losses and Loss Adjustment Expenses
--------------------------------------------------------------------------------

A roll forward of the Company's net reserves for losses and LAE as of December 31, 2015, 2014 and 2013, is set forth in the table below:

December 31,                                                             2015     2014     2013
---------------------------------------------------------------------  -------  -------  -------
Reserves for losses and LAE, end of prior year                         $13,429  $12,445  $12,300
Incurred losses and LAE related to:
   Current accident year                                                 3,776    3,958    3,525
   Prior accident year                                                   1,196      191      275
                                                                       -------  -------  -------
   Total incurred losses and LAE                                       $ 4,972  $ 4,149  $ 3,800
                                                                       -------  -------  -------
Paid losses and LAE related to:
   Impact of pooling restructure transaction                                --    1,563       --
   Current accident year                                                  (980)  (1,034)    (744)
   Prior accident year                                                  (4,250)  (3,694)  (2,911)
                                                                       -------  -------  -------
   Total paid losses and LAE                                            (5,230)  (3,165)  (3,655)
                                                                       -------  -------  -------
Reserves for losses and LAE, end of current year                       $13,171  $13,429  $12,445
                                                                       =======  =======  =======

For 2015, the Company reported adverse loss and LAE net reserve development of $1,196 which includes a loss reserve discount charge of $78 due to accretion. The adverse development is comprised mainly of development on the Excess Casualty class of business of $457, the Primary Casualty Class of business of $338, and the Executive Liability class of business of $143. Original estimates are increased or decreased, as additional information becomes known regarding individual claims. Included in this increase, is $15 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2015, which was offset by additional premiums.

--------------------------------------------------------------------------------
28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

For 2014, the Company reported adverse loss and LAE net reserve development of $191, which includes a loss reserve discount benefit of $15 due to changes in the payout pattern assumptions, accretion, as well as the impact of the Combined Pooling Agreement (Note 6). The adverse development is comprised mainly of development on the Construction class of business of $87, the National Accounts class of business of $83, and the Executive Liability class of business of $69 partially offset with $120 of favorable development from the Japan branch transfer. Original estimates are increased or decreased as additional information becomes known regarding individual claims. Included in this increase is $32 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2014, which was offset by additional premiums.

For 2013, the Company reported adverse loss and LAE net reserve development of $275 including accretion of loss reserve discount of $58. The adverse development was mostly attributable to Transportation, Construction and Property classes of business partially offset by favorable development in Excess Casualty and Personal lines. Included in this increase is $32 of unfavorable prior year loss development on retrospectively rated policies as of December 31, 2013, which was offset by additional premiums.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $189, $190 and $198 as of December 31, 2015, 2014 and 2013, respectively. The Company paid $11, $11 and $10 in the reporting period to settle 236, 190 and 173 claims related to extra contractual obligations or bad faith claims stemming from lawsuits as of December 31, 2015, 2014 and 2013, respectively.

A. Asbestos/Environmental Reserves
--------------------------------------------------------------------------------

The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

                                                                     Asbestos Losses     Environmental Losses
                                                                  ---------------------- --------------------
December 31,                                                       2015   2014    2013   2015   2014   2013
----------------------------------------------------------------  -----  ------  ------  -----  -----  -----
   Direct -
Loss and LAE reserves, beginning of year                          $ 969  $1,186  $1,230  $ 97   $ 84   $ 85
Impact of pooling restructure transaction                            --      (1)     --    --      5     --
Incurred losses and LAE                                             (29)   (107)     97    62     33     27
Calendar year paid losses and LAE                                  (121)   (109)   (141)  (10)   (25)   (28)
                                                                  -----  ------  ------  ----   ----   ----
Loss and LAE Reserves, end of year                                $ 819  $  969  $1,186  $149   $ 97   $ 84
                                                                  -----  ------  ------  ----   ----   ----
   Assumed reinsurance -
Loss and LAE reserves, beginning of year                          $ 273  $  281  $  159  $ 13   $  5   $  7
Impact of pooling restructure transaction                            --     (41)     --    --     --     --
Incurred losses and LAE                                              33     114       9     1      9      3
Calendar year paid losses and LAE                                   (42)    (81)    113    --     (1)    (5)
                                                                  -----  ------  ------  ----   ----   ----
Loss and LAE Reserves, end of year                                $ 264  $  273  $  281  $ 14   $ 13   $  5
                                                                  -----  ------  ------  ----   ----   ----
   Net of reinsurance -
Loss and LAE reserves, beginning of year                          $  --  $   --  $   --  $ 55   $ 51   $ 52
Impact of pooling restructure transaction                            --      --      --    --     (2)    --
Incurred losses and LAE                                              --      --      --    37     18     19
Calendar year paid losses and LAE                                     9      --      --   (92)   (12)   (20)
                                                                  -----  ------  ------  ----   ----   ----
Loss and LAE Reserves, end of year                                $   9  $   --  $   --  $ --   $ 55   $ 51
                                                                  =====  ======  ======  ====   ====   ====

The Company estimates the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

--------------------------------------------------------------------------------
29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The Company had asbestos loss and LAE--IBNR and bulk reserves as follows:

Asbestos                                                                   Loss Reserves                LAE Reserves
December 31,                                                        2015     2014     2013    2015     2014       2013
----------------------------------------------------------------  -------- -------- -------- ------- --------- -----------
Direct basis:                                                     $    376 $    547 $    748 $    42 $      61 $        84
Assumed reinsurance basis:                                              81       96      133       9        11          13
Net of ceded reinsurance basis:                                          1       --       --      --        --          --

The Company had environmental loss and LAE - IBNR and bulk reserves as follows:

Environmental                                                                Loss Reserves                 LAE Reserves
December 31,                                                        2015      2014      2013      2015      2014      2013
----------------------------------------------------------------  --------- --------- --------- --------- --------- --------
Direct basis:                                                     $      67 $      32 $      16 $      29 $      14 $      7
Assumed reinsurance basis:                                                2         1         1         1         1       --
Net of ceded reinsurance basis:                                          --        18        10        --         8        4

B. Loss Portfolio Transfer
--------------------------------------------------------------------------------

Effective December 2015, the Company and certain AIG affiliated insurers (collectively, the "Reinsureds", each of which is a member of the Combined
Pool) entered into four loss portfolio transfer reinsurance agreements with Eaglestone. Under these agreements, the Reinsureds ceded certain casualty business which is no longer offered by the Reinsureds, including certain environmental liability and healthcare lines. The total consideration of $1,490, settled on a funds withheld basis, was equal to the sum of the subject reserves for unearned premiums, nominal losses and loss adjustment expenses (including IBNR). Additionally, pursuant to a permitted practice approved by the NY DFS, the Company recognized the consideration as negative paid losses, rather than as premiums written and earned.

Statutory accounting principles allow for prospective accounting treatment for intercompany reinsurance agreements among companies wholly owned by a common parent, provided there is no gain in surplus as a result of the transaction. As the consideration was set equal to the subject reserves for unearned premiums, nominal losses and loss adjustment expenses (including IBNR), there was no direct impact to surplus. Under the terms of the agreement, which was approved by the individual company's Insurance Department state of domicile, liabilities were transferred at statutory book value gross of discount. At inception, the carried loss reserve discount of $13 on the reserves subject to the LPT impacted the Company's net income and surplus. However, such income impact did not arise from the transaction itself, and therefore, such transactions were accounted for using the prospective method.

Effective April 2014, the Reinsureds executed two reinsurance agreements whereby the Combined Pool ceded portfolio transfers of certain Public Entity and Occupational Accident reserves to Eaglestone. Total premiums transferred as part of this transaction were $253 (equal to total reserves transferred).

C. Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment
Expenses
--------------------------------------------------------------------------------

The Company discounts both its workers' compensation (both tabular and non-tabular) and certain retained asbestos (non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are subject to tabular discounting. The December 31, 2015 and 2014 liabilities include $1,243 and $1,276 of such discounted reserves, respectively.

Tabular Reserve Discount
--------------------------------------------------------------------------------

The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2015, 2014 and 2013.

Lines of Business                                                         2015       2014       2013
---------------------------------------------------------------------  ---------- ---------- ----------
Workers' Compensation
   Case Reserves                                                       $      191 $      187 $      215

--------------------------------------------------------------------------------
30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Non-Tabular Discount
--------------------------------------------------------------------------------

The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2015, 2014 and 2013.

Lines of Business                                                 2015 2014 2013
----------------------------------------------------------------  ---- ---- ----
Workers' Compensation
   Case Reserves                                                  $306 $383 $423

6. Related Party Transactions
--------------------------------------------------------------------------------

A. Combined Pooling Agreement
--------------------------------------------------------------------------------

As described in Note 1, effective January 1, 2014, the National Union Admitted Lines Pooling Agreement and the AIG Property Casualty Surplus Lines Pooling Agreement, through a series of reinsurance commutations and novations, subsequently entered into the Combined Pooling Agreement. The Combined Pooling Agreement represents a new reinsurance quota share agreement whereby the Pool Members share the underwriting risks (i.e. premiums earned, losses and LAE incurred, underwriting and other expenses and related assets and liabilities) in accordance with the respective companies' percentage participation. All lines of business written by the Combined Companies are subject to the pooling arrangement with the exception of American Home's Japan, Dubai, Jamaica and Argentina Branches. The Combined Companies are also parties to reinsurance agreements with non-affiliate reinsurers covering the business subject to the pooling agreement and have a contractual right of direct recovery from the non-affiliated reinsurers per the terms of such reinsurance agreements.

As a result of the January 1, 2014 transaction, insurance assets and liabilities (subject to the agreement) were transferred and accounted for on a prospective basis. The objective of the transaction was to better align legal entity underwriting risk with AIG PC's capital structure. The new Combined Pooling Agreement was approved by the individual company's Insurance Department state of domicile.

Consideration received or (paid) on the 2014 pooling restructure is as follows:

Company                                                                 Amount
---------------------------------------------------------------------  -------
National Union                                                         $ 1,494
American Home                                                            2,075
Lexington                                                                3,019
Specialty                                                               (1,680)
C&I                                                                     (1,672)
APCC                                                                       779
New Hampshire                                                           (1,989)
ISOP                                                                    (1,989)
AIU                                                                        (37)

--------------------------------------------------------------------------------
31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following table shows the changes in assets, liabilities and surplus of the Company corresponding to the consideration received as a result of the 2014 Pooling Restructure Transaction:

                                                                             Amount
                                                                           ----------
Assets:
   Agents' balances or uncollected premiums                                $     (198)
   Funds held by or deposited with reinsured companies                            (30)
   Other insurance assets                                                         (88)
                                                                           ----------
       Total assets                                                              (316)
                                                                           ----------
Liabilities
   Unearned premium reserves (net)                                                334
   Reinsurance payable on paid losses and loss adjustment expenses                (50)
   Reserves for losses and loss adjustment expenses (net)                       1,563
   Funds held by company under reinsurance treaties                                19
   Ceded reinsurance premiums payable                                              38
   Other insurance liabilities                                                   (138)
                                                                           ----------
       Total Liabilities                                                   $    1,766
                                                                           ----------
Statement of Operations and Changes in Surplus
   Net premiums written                                                    $      334
   Change in unearned premium reserves                                           (334)
                                                                           ----------
   Premiums earned                                                                 --
                                                                           ----------
   Other underwriting expenses incurred                                            (7)
                                                                           ----------
   Net income                                                                      (7)
                                                                           ----------
   Total change in Surplus                                                         (7)
                                                                           ----------
Net Impact                                                                 $    2,075
                                                                           ----------
Consideration received
   Securities received                                                     $      272
   Cash received                                                                1,803
                                                                           ----------
Consideration Received                                                     $    2,075
                                                                           ==========

The Combined Pool members received a permitted practice from the domiciliary states that resulted in the reporting of consideration for the transfer of undiscounted loss reserves as paid (or negative paid) losses within losses incurred, rather than presenting such amounts within premiums written and earned. This permitted practice only relates to the inception of the pooling arrangement. As a result, the consideration paid relating to unearned premium is reflected as negative premiums written, as offset by the change in unearned premium, and the consideration relating to the transfer of undiscounted loss reserves and loss adjustment expenses was recorded as negative paid losses, as offset by the change in net losses incurred. This permitted practice had no effect upon net income or surplus for the period.

--------------------------------------------------------------------------------
32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Statutory accounting principles allow for prospective accounting treatment for modifications to existing intercompany pooling agreements that do not result in a gain in surplus to the insurance group or to impacted companies. Transfer of both assets and the liabilities valued at statutory book value ensures that there is no impact to surplus as a result of implementing a modification to an existing pooling arrangement. Under the terms of the Combined Pooling agreement, which was approved by the individual company's Insurance Department state of domicile, all assets and liabilities were transferred at statutory book value, gross of admissibility, recoverability allowances, provisions and discount amounts. Due to the adjustment for these amounts, there were impacts to the individual companies' net income and surplus amounts, mainly due to the prescribed or permitted practices of the individual company's Insurance Department state of domicile in comparison to other states of domicile. Specifically, changes in discount resulting from the net reduction in workers' compensation reserves retained following the reduction in the Company's pooling participation were reflected as a charge to income based on the state prescribed discount rates. In addition, the Combined Pool members were compensated for any previous acquisition costs associated with unearned premium reserves that were subject to transfer, as well as certain expense reallocations that had no effect to the Combined Pool. As a result of the transaction, the Company recorded an increase/(decrease) in its Assets, Liabilities, Surplus and Net Income subsequent to the changes associated with the net consideration received (described above), yet inclusive of the change in discount, acquisition costs and expense reallocation adjustments as follows:

                                                        Net Admitted
Line Description                                           Assets    Liabilities Surplus Net Income
------------------------------------------------------  ------------ ----------- ------- ----------
Change in nonadmitted assets                                $42         $ --      $  42    $  --
Workers' compensation discount                               --          106       (106)    (106)
Other allocations                                            12           10          2        6
                                                            ---         ----      -----    -----
Total                                                       $54         $116      $ (62)   $(100)
                                                            ===         ====      =====    =====

B. American International Overseas Association
--------------------------------------------------------------------------------

AIG formed the Association, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of applicable Association members, New Hampshire, American Home and National Union.

At the time of forming the Association, the member companies entered into a reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The 2015, 2014 and 2013 participation percentages for the Association pool member companies are set forth in the table below:

                                                                  NAIC Co. Participation
Member Company                                                      Code      Percent
----------------------------------------------------------------  -------- -------------
Combined Pool Member companies, as follows:
   National Union                                                  19445        78%
   New Hampshire                                                   23841        12%
   American Home                                                   19380        10%

The Company's participation in the Association is pooled among all Pool members in proportion to their participation in the Combined Pool.

The Association's fiscal year end is November 30. Although the fiscal year end for the members of the Company is December 31, their financial statements have historically and consistently reported the results of their participation in the Association as of the Association's fiscal year end (and therefore on a one month lag).

--------------------------------------------------------------------------------
33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The Company's participation in the Association's assets and liabilities at December 31, 2015 and 2014 was as follows:

December 31,                                                              2015        2014
---------------------------------------------------------------------  ----------  ----------
Assumed reinsurance premiums receivable                                $      235  $      250
Funds held by ceding reinsurers                                               167         166
Reinsurance recoverable                                                        67          87
Equity in underwriting pools and associations                                  12         118
                                                                       ----------  ----------
Total assets                                                                  481         621
                                                                       ----------  ----------
Loss and LAE reserves                                                         609         726
Unearned premium reserves                                                     276         255
Funds held                                                                     19          15
Ceded balances payable                                                         70          78
Assumed reinsurance payable                                                    98          82
Other liabilities                                                              11          45
                                                                       ----------  ----------
Total liabilities                                                           1,083       1,201
                                                                       ----------  ----------
Total surplus (deficit)                                                $     (602) $     (580)
                                                                       ==========  ==========

C. Significant Transactions
--------------------------------------------------------------------------------

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2015, 2014 and 2013 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2015, 2014 and 2013.

                                                                             Assets Received by   Assets Transferred by
2015                                                                             the Company           the Company
-------------------------------------------------------------------------   --------------------- ---------------------
                                                                            Statement             Statement
Date of Transaction  Explanation of Transaction        Name of Affiliate      Value   Description   Value   Description
-------------------  --------------------------      ---------------------- --------- ----------- --------- -----------
     02/02/15         Dividend                       AIG PC US                $ --             --   $600          Cash
     03/27/15         Purchase of securities         AIG                       149     Securities    149          Cash
     04/20/15         Sale of securities             National Union            180           Cash    180    Securities
     05/01/15         Purchase of securities         National Union            171     Securities    171          Cash
     05/15/15         Sale of securities             Eaglestone                164           Cash    164    Securities
     05/15/15         Purchase of securities         Eaglestone                164     Securities    164          Cash
     06/29/15         Dividend                       AIG PC US                  --                   286    Securities
     06/29/15         Dividend                       AIG PC US                  --                    14          Cash
     06/30/15         Parent loan                (a) AIG PC US                 211           Cash     --            --
     07/01/15         Repayment of Parent
                      loan                           AIG PC US                  --             --    211          Cash
     08/10/15         Sale of securities             National Union            244           Cash    244    Securities
     08/28/15         Dividend                       AIG PC US                  --                   300          Cash
     12/31/15                                        American General Life                Private
                      Securities transferred         Insurance Company         362         Equity    362    Securities
     12/31/15         Capital Contribution       (b) AIG PC US                 650    Receivables     --

(a) Refer to Note 6H for more details on the Parent loan.
(b) Refer to Note 12 for more details on the capital contribution.

--------------------------------------------------------------------------------
34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

                                                                        Assets Received by         Assets Transferred by
2014                                                                        the Company                 the Company
-----------------------------------------------------------------   --------------------------- ---------------------------
                         Explanation of
Date of Transaction       Transaction            Name of Affiliate  Statement Value Description Statement Value Description
-------------------  -----------------------     -----------------  --------------- ----------- --------------- -----------
    1/17/2014        Capital Contribution    (a)    AIG PC US           $1,293      Securities       $ --               --
    1/17/2014        Capital Contribution    (a)    AIG PC US                1            Cash         --               --
    1/17/2014        Capital Changes         (a)    AIG PC US                9         In Kind         --               --
    4/1/2014         Dividend                (b)    AIG PC US               --              --        234       Securities
    12/19/2014       Dividend                       AIG PC US               --              --        150             Cash
    12/31/2014       Capital Contribution    (c)    AIG PC US               21         In Kind         --               --
    Various          Purchase of securities         C&I                    629      Securities        630          Various
    Various          Purchase of securities         ISOP                   648      Securities        654             Cash
    Various          Purchase of securities         NHIC                   582      Securities        585             Cash

(a) Refer to Note 6A for more details on the 2014 Pooling Restructure
    Transaction
(b) Refer to Note 6D for more details on the Company's Japan Branch Conversion
(c) Refer to Note 1E, Income Taxes, for more detail

                                                                     Assets Received by   Assets Transferred by
2013                                                                     the Company           the Company
----------------------------------------------------------------    --------------------- ---------------------
                                                                    Statement             Statement
Date of Transaction  Explanation of Transaction  Name of Affiliate    Value   Description   Value   Description
-------------------  --------------------------  -----------------  --------- ----------- --------- -----------
    3/19/2013         Dividend                    AIG PC US           $ --            --    $ 77          Cash
    3/26/2013         Purchase of securities      Lexington             67    Securities      67          Cash
    3/31/2013         Dividend                    AIG PC US             --            --       1       In kind
    4/1/2013          Dividend                    AIG PC US             --            --      23          Cash
    5/13/2013         Dividend                    AIG PC US             --            --     180          Cash
    9/6/2013          Dividend                    AIG PC US             --            --     220          Cash
    9/30/2013         Dividend                    AIG PC US             --            --     320          Cash
    9/1/2013          Dividend                    AIG PC US             --            --     394       In kind
    12/11/2013        Purchase of securities      Association           35    Securities      35          Cash
    12/19/2013        Sale of securities          National Union       373          Cash     353    Securities

D. Restructuring Foreign Operations
--------------------------------------------------------------------------------

As part of its efforts to simplify the legal entity structure, enhance transparency and streamline financial visibility, AIG PC continued to restructure the foreign branch operations of the Pool members. Generally, the results of these foreign branch operations, with the exception of American Home's Japan and Argentina branches, were historically reported as part of the operations of the Association by its member companies. The U.S. member companies of the Association share their participation with the other members of the Combined Pool. In 2015, seven branches formerly consolidated through the Association were directly consolidated to their direct member owner. With the exception of Argentina, Jamaica and Dubai, the branches are subject to the Combined Pooling Agreement.

Purchase of SCA
--------------------------------------------------------------------------------

As part of its legal entity simplification efforts, on April 1, 2015, the Company issued a $122 promissory note to AIU as consideration for the purchase of AIG Insurance Company China Limited. AIU distributed the promissory note within the AIG group of companies, and the promissory note was returned to the Company as a capital contribution.

--------------------------------------------------------------------------------
35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

Japan Branch Conversion
--------------------------------------------------------------------------------

On April 1, 2014, The Company transferred substantially all the assets and liabilities of its Japan Branch to American Home Assurance Co. Ltd. ("AHJ"), a Japanese-domiciled insurance company that is 100% owned by AIG Property Casualty International ("PCI"), in exchange for 1,000 Class A shares of AHJ ("the AHJ Shares"). The AHJ Shares received by American Home were then distributed to AIG and such shares were further distributed to AIG PC and then contributed to PCI as capital contributed from AIG PC. The fair value for the AHJ shares was $234 equal to the fair value of the branch on the effective date of transfer.

The following reflects the impact of American Home's Japan Branch transfer (at statement value) on American Home's statutory financial statements during 2014:

                                                                             Net Impact
                                                                            -----------
Assets
Cash and invested assets                                                    $      (895)
Agents' balances or uncollected premiums                                            (34)
Reinsurance recoverable on loss payments                                            (29)
Receivables from parent, subsidiaries and affiliates                                 (3)
Other admitted assets                                                               (16)
                                                                            -----------
Total admitted assets                                                              (977)
                                                                            -----------
Liabilities
Reserves for losses and LAE                                                        (181)
Unearned premium reserves                                                          (385)
Commissions, premium taxes and other expenses payable                                (9)
Reinsurance payable on paid loss and LAE                                            (33)
Funds held by company under reinsurance treaties                                     (4)
Other liabilities                                                                   (83)
                                                                            -----------
Total liabilities                                                                  (695)
                                                                            -----------
Net assets                                                                  $      (284)
                                                                            -----------
Statement of Operations
Premium written                                                             $      (567)
                                                                            -----------
Premiums earned                                                                    (181)
Losses incurred                                                                    (181)
Net realized capital gains - investment                                              26
Net realized capital (losses) - foreign exchange                                    (39)
Net realized capital (losses) - other                                               (96)
                                                                            -----------
Net Income / (Loss)                                                                (109)
                                                                            -----------
Change in unrealized capital (loss)                                                 (26)
Change in unrealized foreign exchange                                                39
Change in nonadmitted assets                                                         46
                                                                            -----------
Total change in capital and surplus                                                 (50)
                                                                            -----------
Net Impact                                                                         (234)
                                                                            -----------
Dividends to stockholder                                                           (234)
                                                                            ===========

The impact on net income from the transaction includes a net realized loss of $109 comprised of the difference between the statutory net assets transferred, adjusted for nonadmitted assets (primarily capitalized EDP costs) of $96, the fair value of the stock distributed, to a loss on the realization of foreign exchange net assets $39, partially offset by the gain on the sale of invested assets of $26.

The Company and AHJ followed a statutory notice procedure, provided for under Japanese law, to facilitate the transfer of the branch's in-force business to AHJ without the need to obtain consent from each policyholder or ceding company individually. Based on the responses received during the notice procedure, the Company and AHJ determined that eligible policyholders effectively consented to the transfer. As a result, the completion of the notice procedure resulted in complete extinguishment of American Home's obligations under insurance policies eligible for transfer under the notice procedure.

--------------------------------------------------------------------------------
36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

AHJ agreed to assume primary responsibility (including policy administration and claims handling) for the policies not eligible under the notice procedure (the "Excluded Policies"), and further agreed to indemnify, defend and hold harmless the Company for any costs or expense the Company incurs with respect to such policies. In addition, AIG Japan Holding Kabushiki Kaisha ("AIGJHKK"), an affiliated company which owns 100% of AHJ, has agreed to guarantee AHJ's obligations to indemnify the Company for any costs or expenses arising from the Excluded Policies after the transfer date.

As a result of AHJ's assuming primary responsibility for the Excluded Policies and the Company's determination that it is probable that the Company will not be called upon to make any payments with respect to the Excluded Policies, the Company has reduced its loss reserves on such policies to zero from the effective date of the transfer. There were approximately $32 and $62 in loss reserves on Excluded Policies recorded by AHJ as of December 31, 2015 and 2014, respectively.

Loss Portfolio Transfers
--------------------------------------------------------------------------------

Japan Redirect

In 2013, the AIG PC US insurance companies entered into a series of novations, commutations and other agreement modifications that redirected the Japanese exit reinsurance flows from the Association members and nominees to National Union. The transaction had the overall effect of eliminating the Association's participation in any business from Japan, by transferring such reinsurance arrangements directly to the former Admitted Pool members through National Union. The difference between the consideration paid and the reserves transferred represents reimbursement of commissions ceded and the transfer of other receivables and payables.

American International Overseas, Ltd. (AIOL) De-risk

In 2013, AIOL withdrew from the Association and entered into a final settlement with American Home, New Hampshire and National Union that effected a full transfer to National Union of all assets, liabilities, and interests (whether present or future, and known or unknown) relating to AIOL's membership in the Association and participation in the reinsurance agreement that governs the insurance business pooled in the Association. Effective December 1, 2013 all profits and losses arising from the Association are shared as follows: American Home (10 percent), New Hampshire (12 percent) and National Union (78 percent).

A majority of the loss reserves transferred were executed by novation agreements, with the remaining reserve transfers being executed via commutation or other forms of agreement. The companies have obtained a permitted practice to present the consideration received in relation to loss reserves transferred as negative paid losses rather than as premiums earned. Therefore, all of the consideration received in relation to loss reserves transferred to the former Admitted pool members as a result of this transaction are treated the same way, regardless of the legal form of the agreement that effected the change. Absent this permitted practice, $655 of negative paid losses would instead have been presented as earned premiums at the total pool level.

Commission expenses represent an allowance for acquisition expenses to AIOL associated with the transferred unearned premiums.

--------------------------------------------------------------------------------
37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The impact of the Japan redirect and AIOL de-risk loss portfolio transfers are reflected in the following table after the impact of the US pooling:

                                                              Japan     AIOL de-
                                                             redirect     risk       Total
                                                             --------  ---------  ----------
Assets:
Insurance balances receivable, net                           $     46      $ 135  $      181
Equities in pools and associations                                 --        323         323
                                                             --------  ---------  ----------
Total Assets                                                 $     46      $ 458  $      504
                                                             --------  ---------  ----------
Liabilities:
Reserves for loss and LAE                                    $    155      $ 655  $      810
Unearned premium reserves                                         428        203         631
                                                             --------  ---------  ----------
Total Liabilities                                            $    583      $ 858  $    1,441
                                                             --------  ---------  ----------
Statement of Operations and Changes in Surplus:
Premiums written                                             $    428      $ 191  $      619
                                                             --------  ---------  ----------
Premiums earned                                                    --        (12)        (12)
Losses incurred                                                    --        (18)        (18)
Commission expense                                                179         48         227
Change in nonadmitted assets                                       --        (63)        (63)
                                                             --------  ---------  ----------
Total Change in Surplus                                      $   (179)     $(105) $     (284)
                                                             --------  ---------  ----------
Net Impact                                                   $   (358)     $(295) $     (653)
                                                             --------  ---------  ----------
Cash                                                         $     --      $ 130  $      130
Bonds                                                              --         35          35
Settlement of intercompany pooling balances                       358        130         488
                                                             --------  ---------  ----------
Net Consideration received                                   $    358      $ 295  $      653
                                                             ========  =========  ==========

Distribution of Affiliate
--------------------------------------------------------------------------------

In September 2013, the Association distributed shares of AEHL, cash and bonds to its members. The following details the distribution components received by the former Admitted Pool members from the Association:

                                                             National American    New
December 31, 2014                                             Union     Home   Hampshire  Total
-----------------------------------------------------------  -------- -------- --------- --------
AEHL Shares                                                  $    434 $    394 $    473  $  1,301
Cash                                                              269      417      119       805
Bonds                                                              --       --       73        73

Immediately following the receipt of this distribution, all of the AEHL shares received by New Hampshire, National Union and the Company were distributed by way of dividend and return of capital to AIG PC US. The former Admitted Pool members shared the Association interest (and the resulting AEHL consideration) in accordance with their pool participation percentages. The following table shows the impact of the contributions and distributions related to this transaction on each of the former Admitted Pool members:

--------------------------------------------------------------------------------
38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

                                              National American    New
December 31, 2014                              Union     Home   Hampshire   C&I    ISOP    APCC    Total
--------------------------------------------  -------- -------- --------- ------  ------  ------  ------
Change in:
   Total Assets                                $ (294)  $ (239)  $    12  $ (138) $   18  $   18  $ (623)
   Total Liabilities                               --       22       288      --      --      --     310
Statement of Operations and Changes in
  Surplus:                                         --       --        --      --      --      --      --
   Net Income                                     368      349        48     107      48      48     968
   Unrealized gains/(losses)                     (228)    (216)      (30)    (66)    (30)    (30)   (600)
   Dividends paid                                (199)    (394)     (142)   (179)     --      --    (914)
   Return of capital                             (235)      --      (152)     --      --      --    (387)
                                               ------   ------   -------  ------  ------  ------  ------
Total Surplus:                                 $ (294)  $ (261)  $  (276) $ (138) $   18  $   18  $ (933)
                                               ======   ======   =======  ======  ======  ======  ======

E. Amounts Due to or from Related Parties
--------------------------------------------------------------------------------

At December 31, 2015 and 2014, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

As of December 31,                                                            2015     2014
--------------------------------------------------------------------------  -------- --------
Balances with National Union                                                $     29 $     --
Balances with other member pool companies                                          1        1
Balances with other affiliates                                                   654       --
                                                                            -------- --------
Receivable from parent, subsidiaries and affiliates                         $    684 $      1
                                                                            -------- --------
Balances with National Union                                                $     14 $    189
Balances with other member pool companies                                          1       --
Balances with other affiliates                                                   190       61
                                                                            -------- --------
Payable to parent, subsidiaries and affiliates                              $    205 $    250
                                                                            ======== ========

Federal and foreign income taxes payable under the Tax Sharing Agreement at December 31, 2015 and 2014 was $5 for both years.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2015 and 2014.

F. Guarantees or Contingencies for Related Parties
--------------------------------------------------------------------------------

The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

G. Management, Service Contract and Cost Sharing Arrangements
--------------------------------------------------------------------------------

As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.

--------------------------------------------------------------------------------
39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company's admitted assets during 2015, 2014 and 2013:

Affiliates                                                          2015     2014     2013
----------------------------------------------------------------  -------- -------- --------
AIG Global Claims Services, Inc.                                  $    250 $    265 $    271
AIG PC Global Services, Inc.                                           166      153      134
                                                                  -------- -------- --------
Total                                                             $    416 $    418 $    405
                                                                  ======== ======== ========

In 2015, 2014 and 2013 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

As of December 31, 2015 and 2014, short-term investments included amounts invested in the AIG Managed Money Market Fund of $11 and $283, respectively.

H. Borrowed Money
--------------------------------------------------------------------------------

The Company (among other affiliates) is a borrower under a Loan Agreement, dated December, 2014, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the "Loan Facility"). The aggregate amount of all loans that may be outstanding to the Company under the Loan Facility at a given time is $500. As of December 31, 2015, the Company has an outstanding liability, issued in December 2015, in the amount of $30 due to AIG. The principal amount is due on the one year anniversary of the date on which the loan was made. At the option of the Company, early repayment may be made. Interest at a rate equal to LIBOR + 15bps is required to be paid annually.

Significant debt terms and covenants include the following:

.. The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

.. The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof;

.. The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) the Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

7. Reinsurance
--------------------------------------------------------------------------------

In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) to an accumulation of losses from a number of smaller events; or c) to provide greater risk diversification. In addition, the Company may assume reinsurance from other insurance companies. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk.

--------------------------------------------------------------------------------
40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


The following table presents direct, assumed reinsurance and ceded reinsurance written and earned for the year ended December 31, 2015, 2014 and 2013:

                                                   2015               2014              2013
                                             ----------------- ------------------ -----------------
Years Ended December 31,                     Written   Earned   Written   Earned  Written   Earned
---------------------------------------      -------- -------- --------  -------- -------- --------
Direct premiums                                   576      378     (211)      172      929    1,005
Reinsurance premiums assumed:
   Affiliates                                   7,714    7,503    7,799     7,460    7,002    6,771
   Non-affiliates                                 109      160      134       129      198      190
                                             -------- -------- --------  -------- -------- --------
       Gross premiums                           8,399    8,041    7,722     7,761    8,129    7,966
                                             -------- -------- --------  -------- -------- --------
Reinsurance premiums ceded:
   Affiliates                                   1,118      972      764       713      884    1,242
   Non-affiliates                               1,572    1,574    1,458     1,454    1,393    1,297
                                             -------- -------- --------  -------- -------- --------
       Net premiums                          $  5,709 $  5,495 $  5,500  $  5,594 $  5,852 $  5,427
                                             ======== ======== ========  ======== ======== ========

2014 Direct Written Premiums included the impact of ($726) reserve transfer due to the Japan Branch Conversion.

As of December 31, 2015 and 2014, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                                             Unearned Premium Paid Losses and Reserves for Losses
                                                                 Reserves           LAE             and LAE
                                                             ---------------- --------------- -------------------
December 31, 2015:
   Affiliates                                                   $      663      $       86        $    9,417
   Non-affiliates                                                      455             252             2,688
                                                                ----------      ----------        ----------
   Total                                                        $    1,118      $      338        $   12,105
                                                                ----------      ----------        ----------
December 31, 2014:
   Affiliates                                                   $      517      $      115        $    9,594
   Non-affiliates                                                      458             290             2,954
                                                                ----------      ----------        ----------
   Total                                                        $      975      $      405        $   12,548
                                                                ==========      ==========        ==========

A. Reinsurance Return Commission
--------------------------------------------------------------------------------

The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2015 and 2014 with the return of the unearned premium reserve is as follows:

                          Assumed Reinsurance                Ceded Reinsurance                        Net
                   --------------------------------- --------------------------------- ---------------------------------
                   Premium Reserve Commission Equity Premium Reserve Commission Equity Premium Reserve Commission Equity
                   --------------- ----------------- --------------- ----------------- --------------- -----------------
December 31, 2015
   Affiliates         $  3,943          $  486          $    663          $  (138)        $  3,280          $  624
   All Other                45               6               455              (95)            (410)            101
                      --------          ------          --------          -------         --------          ------
Total                 $  3,988          $  492          $  1,118          $  (233)        $  2,870          $  725
                      --------          ------          --------          -------         --------          ------
December 31, 2014
   Affiliates         $  3,731          $  503          $    517          $    73         $  3,214          $  430
   All Other                96              13               458               64             (362)            (52)
                      --------          ------          --------          -------         --------          ------
Total                 $  3,827          $  516          $    975          $   137         $  2,852          $  378
                      ========          ======          ========          =======         ========          ======

--------------------------------------------------------------------------------
41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

B. Unsecured Reinsurance Recoverable
--------------------------------------------------------------------------------

Individual reinsurers with unsecured balances in excess of three percent of policyholders' surplus at December 31, 2015 and 2014 are as follows:

Reinsurer                                                                 2015       2014
---------------------------------------------------------------------  ---------- ----------
Affiliates:
   Combined Pool                                                       $    7,856 $    8,281
   Eaglestone Reinsurance Company                                             903        821
   United Guaranty Commercial Ins Co Of NC                                      3         --
   AIU Insurance Company, Ltd.--Japan                                           2         13
   Tata AIG General Insurance Company, Ltd.                                     2         --
   AIG Australia Ltd                                                            1         --
   AIG Insurance Company Of Canada C$                                           1         --
   Other affiliates                                                             4         14
                                                                       ---------- ----------
   Total affiliates                                                    $    8,772 $    9,129
                                                                       ---------- ----------
   Swiss Reinsurance America Corp                                             397        352
   Transatlantic Reinsurance Company                                           --        234
                                                                       ---------- ----------
Total Non-affiliates                                                          397        586
                                                                       ---------- ----------
   Total affiliates and non-affiliates                                 $    9,169 $    9,715
                                                                       ========== ==========

C. Reinsurance Recoverable in Dispute
--------------------------------------------------------------------------------

At December 31, 2015 and 2014, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $78 and $133 as of December 31, 2015 and 2014, respectively.

D. Reinsurance Agreements Qualifying for Reinsurer Aggregation
--------------------------------------------------------------------------------

In 2011, the Combined Pool companies entered into a retroactive loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool's net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to National Indemnity Company, an unaffiliated company. National Indemnity provides coverage up to a limit of $3,500 for subject business covered under the agreement. National Indemnity administers claims and pursues amounts recoverable from the Combined Pool companies' reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by National Indemnity. National Indemnity maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2015 the amount in trust was $2,768. The amount of the unexhausted limit under the National Indemnity agreement as of December 31, 2015 is $1,338. The Company has accounted for its cession to Eaglestone as prospective reinsurance in proportion to their pool participation percentage.

During 2015, the Combined Pool completed a commutation with Transatlantic Reinsurance Company and its subsidiaries ("Transatlantic") associated with both ceded and assumed reinsurance agreements covering the amounts due under, or in connection with, 1986 and prior reinsurance agreements and U.S. asbestos claims under 1987 and later reinsurance agreements. A total of $400 was paid by Transatlantic as a net commutation payment. A significant portion of the commuted arrangements related to asbestos losses that are subject to the retroactive reinsurance agreement with National Indemnity. Of the total consideration, Transatlantic paid $350 directly to National Indemnity pursuant to the Company's arrangement whereby National Indemnity administers the claims, bills and collects directly from reinsurers. The Combined Pool recognized a loss of $44 related to the portion of the commutation arrangement retained by the Combined Pool member companies, of which the Company's pool share was $13.

--------------------------------------------------------------------------------
42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

8. Income Taxes
--------------------------------------------------------------------------------

At December 31, 2015, the Company recorded gross deferred tax assets ("DTA") of $1,589. Management believes that it is more likely than not that these assets will be realized in the foreseeable future therefore the Company has not recorded a valuation allowance against its net deferred tax asset. Tax planning strategies had no impact on the determination of the net admitted DTA.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2015 and 2014 are as follows:

                                                12/31/2015              12/31/2014                Change
                                          ----------------------- ----------------------- ----------------------
                                          Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                                          -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA                                  $1,423   $166   $1,589  $1,336   $ 125  $1,461   $ 87    $ 41   $128
Statutory Valuation Allowance Adjustment       --     --       --      --      --      --     --      --     --
                                           ------   ----   ------  ------   -----  ------   ----    ----   ----
Adjusted Gross DTA                          1,423    166    1,589   1,336     125   1,461     87      41    128
Nonadmitted DTA                               250     --      250     178      --     178     72      --     72
                                           ------   ----   ------  ------   -----  ------   ----    ----   ----
Subtotal Admitted DTA                       1,173    166    1,339   1,158     125   1,283     15      41     56
DTL                                           293    200      493     231     258     489     62     (58)     4
                                           ------   ----   ------  ------   -----  ------   ----    ----   ----
Net Admitted DTA/(DTL)                     $  880   $(34)  $  846  $  927   $(133) $  794   $(47)   $ 99   $ 52
                                           ======   ====   ======  ======   =====  ======   ====    ====   ====

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2015 and 2014:

                                                           12/31/2015              12/31/2014                Change
                                                     ----------------------- ----------------------- ----------------------
                                                     Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
                                                     -------- ------- ------ -------- ------- ------ -------- ------- -----
Carried back losses that reverse in subsequent
  three calendar years                                $   --   $ --   $   --  $   --   $ --   $   --   $ --     $--   $ --
Adjusted gross DTAs realizable within 36 months
  or 15 percent of statutory surplus (the lesser of
  1 and 2 below)                                         846     --      846     794     --      794     52      --     52
   1. Adjusted gross DTAs realizable within 36
     months                                              846     --      846     794     --      794     52      --     52
   2. 15 percent of statutory surplus                     --     --      869      --     --      968     --      --    (99)
Adjusted gross DTAs that can be offset against
  DTLs                                                   327    166      493     364    125      489    (37)     41      4
                                                      ------   ----   ------  ------   ----   ------   ----     ---   ----
   Total DTA admitted as the result of
     application of SSAP 101                          $1,173    166    1,339  $1,158   $125   $1,283   $ 15     $41   $ 56
                                                      ======   ====   ======  ======   ====   ======   ====     ===   ====

                                                                                           2015      2014
                                                                                        ----------  ------
Ratio percentage used to determine recovery period and threshold limitation amount             347%    394%
Amount of adjusted capital and surplus used to determine recovery period and threshold
  limitation in (2) above.                                                              $    5,795  $6,454

The following table shows the components of the current income tax expense (benefit) for the periods listed:

For the years ended December 31,                                    2015     2014     2013
----------------------------------------------------------------  -------  -------  -------
Federal income tax                                                $   (14) $   (32) $   (36)
Foreign income tax                                                      4        9       10
                                                                  -------  -------  -------
Subtotal                                                              (10)     (23)     (26)
                                                                  -------  -------  -------
Federal income tax on net capital gains                                15       53       37
                                                                  -------  -------  -------
Federal and foreign income taxes incurred                         $     5  $    30  $    11
                                                                  =======  =======  =======

--------------------------------------------------------------------------------
43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2015 and 2014:

                                                                     2015       2014      Change
                                                                  ---------- ---------- ---------
Ordinary
Discounting of unpaid losses                                      $      294 $      330 $     (36)
Nonadmitted assets                                                        86         92        (6)
Unearned premium reserve                                                 269        208        61
Bad debt expense                                                          29         29        --
Net operating loss carry forward                                         399        344        55
Foreign tax credit carry forwards                                         51         56        (5)
Deferred tax on foreign operations                                         1          1        --
Investments                                                              261        238        23
Mortgage Contingency Reserve                                               8         --         8
Other temporary difference                                                25         38       (13)
                                                                  ---------- ---------- ---------
Subtotal                                                               1,423      1,336        87
                                                                  ---------- ---------- ---------
Statutory valuation allowance adjustment                                  --         --        --
Nonadmitted                                                              250        178        72
                                                                  ---------- ---------- ---------
Admitted ordinary deferred tax assets                             $    1,173 $    1,158 $      15
                                                                  ---------- ---------- ---------
Capital
Investments                                                       $      146 $      114 $      32
Unrealized capital losses                                                 19         10         9
Other temporary difference                                                 1          1        --
                                                                  ---------- ---------- ---------
Subtotal                                                                 166        125        41
                                                                  ---------- ---------- ---------
Statutory valuation allowance adjustment                                  --         --        --
Nonadmitted                                                               --         --        --
                                                                  ---------- ---------- ---------
Admitted capital deferred tax assets                                     166        125        41
                                                                  ---------- ---------- ---------
Admitted deferred tax assets                                      $    1,339 $    1,283 $      56
                                                                  ========== ========== =========

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2015 and 2014:

                                                                     2015       2014      Change
                                                                  ---------- ---------- ---------
Ordinary
Investments                                                       $      271 $      211 $      60
Fixed assets                                                               6          6        --
Other temporary differences                                               16         14         2
                                                                  ---------- ---------- ---------
Subtotal                                                                 293        231        62
                                                                  ---------- ---------- ---------
Capital
Investments                                                       $       81 $      108 $     (27)
Unrealized capital gains                                                 119        150       (31)
Other temporary differences                                               --         --        --
                                                                  ---------- ---------- ---------
Subtotal                                                                 200        258       (58)
                                                                  ---------- ---------- ---------
Deferred tax liabilities                                                 493        489         4
                                                                  ---------- ---------- ---------
Net deferred tax assets/liabilities                               $      846 $      794 $      52
                                                                  ========== ========== =========

--------------------------------------------------------------------------------
44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The change in net deferred tax assets is comprised of the following:

                                                                     2015       2014     Change
                                                                  ----------  --------  --------
Adjusted gross deferred tax assets                                $    1,589  $  1,461  $    128
Total deferred tax liabilities                                          (493)     (489)       (4)
                                                                  ----------  --------  --------
Net deferred tax assets/ (liabilities)                                 1,096       972       124
Deferred tax assets/(liabilities) - SSAP 3                                                     3
Deferred tax assets/(liabilities) - unrealized                                                40
                                                                  ----------  --------  --------
Total change in net deferred tax                                                        $     81
                                                                  ==========  ========  ========
Change in deferred tax - current year                                                         80
Change in deferred tax - current year - other surplus items                                    1
                                                                  ----------  --------  --------
Change in deferred tax - current year - total                                           $     81
                                                                  ==========  ========  ========

The following table shows the components of opening surplus adjustments upon current and deferred taxes for the year ended December 31, 2015

                                                                   Current  Deferred    Total
                                                                  --------  --------  --------
SSAP 3 impact:
SSAP 3 - general items                                            $     (7) $      3  $     (4)
SSAP 3 - unrealized gain/loss                                           --        --        --
                                                                  --------  --------  --------
Subtotal impact to admitted assets                                      (7)        3        (4)
SSAP 3 - nonadmitted impact                                              7        (2)        5
                                                                  --------  --------  --------
Total SSAP 3 impact                                               $     --  $      1  $      1
                                                                  ========  ========  ========

--------------------------------------------------------------------------------
45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2015, 2014 and 2013:

                                                                 2015                2014                2013
                                                          ------------------- ------------------- -------------------
Description                                                Amount  Tax Effect  Amount  Tax Effect  Amount  Tax Effect
--------------------------------------------------------- -------  ---------- -------  ---------- -------  ----------
Net Income Before Federal Income Taxes and Capital Gains
  Taxes                                                   $   (70)  $   (24)  $   838   $    293  $   714   $   250
Book to Tax Adjustments:
Tax Exempt Income, net of proration                          (124)      (43)     (171)       (60)    (203)      (71)
Dividend Received Deduction                                    --        --        (1)        --       --        --
Subpart F Income, Gross-Up & Foreign Tax Credits               --         3        --         --     (429)      (87)
Transfer Pricing                                              (35)      (12)      (31)       (11)      --        --
Stock Options And Other Compensation                           --        --        20          7       14         5
Change in Nonadmitted Assets                                   25         9       165         58      (87)      (30)
Change in Tax Position                                         --         1        --         --       --         1
Return to Provision                                            --        (1)       --          3       --        (3)
Reversal of Book/Tax Difference on Share Distribution          --        --       119         42       --        --
Change in contingency reserve                                 (22)       (8)       --         --       --        --
Other                                                           2        --         8          3       18         6
                                                          -------   -------   -------   --------  -------   -------
Total Book to Tax Adjustments                                (154)      (51)      109         42     (687)     (179)
                                                          -------   -------   -------   --------  -------   -------
Total Income Tax                                          $  (224)  $   (75)  $   947   $    335  $    27   $    71
                                                          =======   =======   =======   ========  =======   =======
Federal and Foreign Income Taxes Incurred                      --       (10)       --        (23)      --       (26)
Federal Income Tax on Net Capital Gains                        --        15        --         53       --        37
Change in Net Deferred Income Taxes                            --       (80)       --        391       --        28
Less: Change in Deferred Tax--Other Surplus Items              --        --        --        (86)      --        31
                                                          -------   -------   -------   --------  -------   -------
Total Income Tax                                          $    --   $   (75)  $    --   $    335  $    --   $    70
                                                          =======   =======   =======   ========  =======   =======

For the year ended December 31, 2014, the table above includes $42 of tax effected adjustments reflecting the different treatment for book and tax purposes of the distribution of the AHJ's assets and liabilities as detailed in
Note 6.

Operating loss and tax credit carry forwards
At December 31, 2015, the Company had net operating loss carry forwards originating
  during the years 2010 to 2015 and expiring through 2035 of:                           $1,141
At December 31, 2015, the Company had no capital loss carry forwards.                   $   --
At December 31, 2015, the Company had no AMT credit carry forwards.                     $   --
At December 31, 2015, the Company had foreign tax credits originating during the years
  2009 to 2015 and expiring through 2025 of:                                            $   51

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2015. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2015, the Company recorded gross receivables related to tax return errors and omissions in the amount of $8, all of which were nonadmitted. As of December 31, 2015, there were no liabilities related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company, and as of December 31, 2015, the tax years from 2000 to 2014 remain open.

The following table lists those companies that form part of the 2015 AIG consolidated federal income tax return:

--------------------------------------------------------------------------------
46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Company                         Company                   Company                  Company                  Company
----------------------- ------------------------- ------------------------ ------------------------ ------------------------
A.I. Credit Consumer    AH SubGP 39               AIG Century              AIG GLOC Holdings        AIG Property Casualty
Discount Company        Wellington Place, LLC     Verwaltungsgesellschaft  Corporation              Inc.
                                                  mbH

A.I. Credit Corp.       AH SubGP 479 Sunrise,     AIG Claims, Inc.         AIG Home Loan 1,         AIG Property Casualty
                        LLC                                                LLC                      Insurance Agency, Inc.

AGC Life Insurance      AH SubGP 503              AIG Commercial           AIG Home Loan 2,         AIG Property Casualty
Company                 Southgate II, LLC         Equipment Finance        LLC                      International, LLC
                                                  Company, Canada

Agency Management       AH SubGP 585 St.          AIG Commercial           AIG Home Loan 3,         AIG Property Casualty
Corporation             Clair, LLC                Equipment Finance,       LLC                      U.S., Inc.
                                                  Inc.

AGLA Services Company   AH SubGP 706 River        AIG Consumer Finance     AIG Home Loan 4,         AIG Real Estate
LLC                     Run II, LLC               Group, Inc.              LLC                      Investment &
                                                                                                    Management Co. (P.R.),
                                                                                                    Inc.

AH SubGP 1120 Camp      AH SubGP 835              AIG Credit (Europe)      AIG Insurance            AIG Realty, Inc.
Verde, LLC              Whispering, LLC           Corporation              Management Services,
                                                                           Inc.

AH SubGP 1167           AH SubGP GAG              AIG Credit Corp.         AIG International Inc.   AIG Relocation, Inc.
Steeplechase, LLC       Gandolf, LLC

AH SubGP 1199 Rancho    AH SubGP MDL, LLC         AIG Direct Insurance     AIG Kirkwood, Inc.       AIG S1, Inc.
Del Sol, LLC                                      Services, Inc.

AH SubGP 1210           AIA Aurora LLC            AIG Employee             AIG Korean Real Estate   AIG Securities Lending
Geronimo, LLC                                     Services, Inc.           Development YH           Corp.

AH SubGP 1211 Mision    AICCO, Inc.               AIG Enterprise           AIG Life Holdings, Inc.  AIG Shared Services
Del Valle, LLC          [Delaware]                Services, LLC                                     Corporation

AH SubGP 1212 Painted   AIG Advisor Group,        AIG Equipment            AIG Life of Bermuda,     AIG Shared Services
Desert, LLC             Inc.                      Finance Holdings, Inc.   Ltd.                     Corporation -
                                                                                                    Management Services

AH SubGP 1384           AIG Aerospace             AIG FCOE, Inc.           AIG Lodging              AIG Specialty
Woodglen, LLC           Adjustment Services,                               Opportunities, Inc.      Insurance Company
                        Inc.

AH SubGP 1470           AIG Aerospace             AIG Federal Savings      AIG Markets, Inc.        AIG Spring Ridge I,
Palmetto, LLC           Insurance Services, Inc.  Bank                                              Inc.

AH SubGP 1535 Hunter's  AIG Asset Management      AIG Financial Advisor    AIG Matched Funding      AIG Technologies, Inc.
Run, LLC                (U.S.), LLC               Services, Inc.           Corp.

AH SubGP 1548 Walnut,   AIG Assurance             AIG Financial Products   AIG MEA Investments      AIG Trading Group Inc.
LLC                     Company                   Corp.                    and Services, Inc.

AH SubGP 1551 Spanish   AIG BG Holdings LLC       AIG Funding, Inc.        AIG Mortgage Capital,    AIG Travel Assist, Inc.
Creek, LLC                                                                 LLC

AH SubGP 1597           AIG Brazil Holding I,     AIG G5, Inc.             AIG North America,       AIG Travel EMEA
Broadmoor, LLC          LLC                                                Inc.                     Limited

AH SubGP 1600 Rainer,   AIG Brazil Holding II,    AIG Global Asset         AIG Offshore Systems     AIG Travel Europe
LLC                     LLC                       Management Holdings      Services, Inc.           Limited
                                                  Corp.

AH SubGP 1631           AIG Capital               AIG Global Capital       AIG PC European          AIG Travel Insurance
Broadway, LLC           Corporation               Markets Securities,      Insurance Investments    Agency, Inc.
                                                  LLC                      Inc.

AH SubGP 1661           AIG Capital Services,     AIG Global Claims        AIG PC Global            AIG Travel, Inc.
Woodchase, LLC          Inc.                      Services, Inc.           Services, Inc.

AH SubGP 1694 Sonoma,   AIG Castle Holdings II    AIG Global Real Estate   AIG Portfolio Solutions  AIG United Guaranty
LLC                     LLC                       Investment (Europe)      LLC                      Agenzia di
                                                  Limited                                           Assicurazione S.R.L.

AH SubGP 206 West       AIG Castle Holdings       AIG Global Real Estate   AIG Procurement          AIG United Guaranty,
Park, LLC               LLC                       Investment Corp.         Services, Inc.           Sociedad Limitada

AH SubGP 245 Garland,   AIG Central Europe &      AIG Global Real Estate   AIG Property Casualty    AIG Warranty Services
LLC                     CIS Insurance Holdings    Investment Corp.         Company                  of Florida, Inc.
                        Corporation               [Russia]

--------------------------------------------------------------------------------
47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Company                         Company                 Company                  Company                   Company
------------------------ ----------------------- ----------------------- ------------------------- -------------------------
AH SubGP 348 River       AIG Century GmbH &      AIG Global Real Estate  AIG Property Casualty     AIG Warranty Services,
Run, LLC                 Co. KGaA                Investment de Mexico,   Europe Financing          Inc.
                                                 S. de R.L. de C.V.      Limited

AIG WarrantyGuard, Inc.  AIGGRE St. Simons       Applewood Funding       Financial Service         Macori, Inc. [Delaware]
                         Investor LLC            Corp.                   Corporation

AIG.COM, Inc.            AIGGRE St. Tropez       Attorneys &             First Mortgage            Macori, Inc. [Texas]
                         Investor LLC            Professional Insurance  Insurance Company
                                                 Services, Inc.

AIG-FP Capital Funding   AIGGRE Toringdon        Barnegat Funding Corp.  First Principles Capital  Maksin Management
Corp.                    Investor LLC                                    Management, LLC           Corp.

AIG-FP Capital           AIGGRE Vantage Point    Blackbird Investments   Fischbach, LLC            Managed Care
Preservation Corp.       Investor LLC            LLC                                               Concepts of Delaware,
                                                                                                   Inc.

AIG-FP Matched Funding   AIGGRE Windy Ridge      Blackcap Investments    Flamebright Investment    Max Bingo Investments
Corp.                    Investor LLC            LLC                     Limited                   Limited

AIG-FP Pinestead         AIU Insurance           Bluewood Investments    Forest SAHP Corp.         Medical Excess
Holdings Corp.           Company                 LLC                                               Insurance Services, Inc.

AIG-FP Private Funding   AIUH LLC                Branch Retail Partners  FQA, LLC                  Medical Excess LLC
(Cayman) Limited                                 Consolidated, L.P.

AIG-FP Structured        Akita, Inc.             Care Providers          FSC Agency, Inc.          Metropolis I, LLC
Finance (Cayman)                                 Insurance Services,
Limited                                          LLC

AIGGRE 401 Hennepin      Alabaster Capital LLC   CEF Lease Holding,      FSC Securities            Metropolis II, LLC
Investor LLC                                     LLC                     Corporation

AIGGRE 6037 Investor     AM Holdings LLC         Charleston Bay SAHP     Global Loss Prevention,   MG Reinsurance
LLC                                              Corp.                   Inc.                      Limited

AIGGRE Bellevue II       Ambler Holding Corp.    Chartis Foreign         Grand Savannah SAHP       MIP Mezzanine, LLC
Investor LLC                                     Subsidiary Holdings     Corp.
                                                 LLC

AIGGRE Clarity Pointe    American Athletic       Chartis Iraq, Inc.      Granite State Insurance   MIP PE Holdings, LLC
Investor LLC             Club, Inc.                                      Company

AIGGRE Consolidated      American Collector's    Chartis Latin America   Graphite Management       Morefar Marketing, Inc.
Retail Holdco LLC        Insurance LLC           Investments, LLC        LLC

AIGGRE D36 Investor      American General        Cherrywood              Health Direct, Inc.       Mt. Mansfield
LLC                      Annuity Service         Investments LLC                                   Company, Inc.
                         Corporation

AIGGRE DC Ballpark       American General        Commerce and Industry   HPIS Limited              National Union Fire
Investor, LLC            Assignment              Insurance Company                                 Insurance Company of
                         Corporation                                                               Pittsburgh, Pa.

AIGGRE Hazel Dell        American General        Connective Mortgage     Illinois National         National Union Fire
Investor LLC             Assignment              Advisory Company        Insurance Co.             Insurance Company of
                         Corporation of New                                                        Vermont
                         York

AIGGRE Hill7 Investor    American General        Crossings SAHP Corp.    Innovative Risk           New England Sports,
LLC                      Bancassurance                                   Management, Inc.          Recreation &
                         Services, Inc.                                                            Entertainment RPG,
                                                                                                   Inc.

AIGGRE Lane Field        American General        Curzon Funding          Inspiration Lane LLC      New Hampshire
Investor LLC             Insurance Agency, Inc.  Limited                                           Insurance Company

AIGGRE Laurel Towne      American General        Curzon Funding LLC      Iris Energy Holding GP    New Hampshire
Centre Investor LLC      International, Inc.                             LLC                       Insurance Services, Inc.

AIGGRE Market Street II  American General        Curzon Street Funding   Iris Energy Holding LP    Nightingale Finance
LLC                      Investment              Limited                                           Limited
                         Management
                         Corporation

AIGGRE Menai             American General Life   Design Professionals    Iris Energy Holding LP    Nightingale Finance
Investments Holdco LLC   Insurance Company       Association Risk        LLC                       LLC
                                                 Purchasing Group, Inc.

AIGGRE MXIP-OD l         American General Life   DIL/SAHP Corp.          Knickerbocker             NSM Holdings, Inc.
LLC                      Services Company,                               Corporation
                         LLC

--------------------------------------------------------------------------------
48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------


Company                           Company                  Company                 Company                 Company
-------------------------- ----------------------- ------------------------ ----------------------- ----------------------
AIGGRE MXIP-OD ll          American General        DirectDME, Inc.          Lavastone Capital LLC   NSM Insurance Group,
LLC                        Realty Investment                                                        LLC
                           Corporation

AIGGRE MXIP-OD, S. de      American Home           E.L.M. Insurance         Lexington Insurance     NSM Investments, Inc.
R.L. de C.V.               Assurance Company       Brokers Inc.             Company

AIGGRE Nashville Hotel     American International  Eaglestone Reinsurance   Livetravel, Inc.        Orangewood
Investor LLC               Facilities Management,  Company                                          Investments LLC
                           Inc.

AIGGRE North Central       American International  Eastcheap Investments    Lower Makefield         Peachwood, LLC
Investor LLC               Group, Inc.             (Cayman) Limited         Investor LLC

AIGGRE Riverhouse          American International  Eastgreen, Inc.          LSTREET I, LLC          Pearce & Pearce, Inc.
Investor LLC               Realty Corp.

AIGGRE Solana Olde         American International  F 2000, Inc.             LSTREET II, LLC         Persimmon LLC
Town Investor LLC          Reinsurance Company,
                           Ltd.

Pine Street Real Estate    SAFG Retirement         Spruce Peak Realty,      Travel Guard Americas   United Guaranty
Holdings Corp.             Services, Inc.          LLC                      LLC                     Residential Insurance
                                                                                                    Company of North
                                                                                                    Carolina

Plumwood, LLC              SagePoint Financial,    Stoneland Limited        Travel Guard Group,     United Guaranty
                           Inc.                                             Inc.                    Services, Inc.

Prairie SAHP Corp.         SAI Deferred            Stowe Mountain           U G Corporation         VALIC Financial
                           Compensation            Holdings, Inc.                                   Advisors, Inc.
                           Holdings, Inc.

Quartz Holdings LLC        SCSP Corp.              SubGen NT, Inc.          UG Shared Services,     VALIC Retirement
                                                                            Inc.                    Services Company

Rialto Melbourne Investor  Service Net Retail      SunAmerica Affordable    United Guaranty         Vision2020 Wealth
LLC                        Solutions, LLC          Housing Partners, Inc.   Commercial Insurance    Management Corp.
                                                                            Company of North
                                                                            Carolina

Risk Specialists           Service Net Solutions   SunAmerica Asset         United Guaranty         Webatuck Corp.
Companies Insurance        of Florida, LLC         Management, LLC          Corporation
Agency, Inc.

Risk Specialists           Service Net Warranty,   SunAmerica Fund          United Guaranty Credit  Western National
Companies, Inc.            LLC                     Services, Inc.           Insurance Company       Marketing Group, Inc.

Risk Specialists Company   Seventh Street Funding  SunAmerica Retirement    United Guaranty         Woodbury Financial
of Kentucky, Inc.          LLC                     Markets, Inc.            Insurance Company       Services, Inc.

Rokland Limited            Slate Capital LLC       Team Classic Golf        United Guaranty         Yellowwood
                                                   Services, Inc.           Mortgage Indemnity      Investments LLC
                                                                            Company

Royal Alliance             SN Warranty, LLC        The Gulf Agency, Inc.    United Guaranty
Associates, Inc.                                                            Mortgage Insurance
                                                                            Company

SA Affordable Housing,     SNW Insurance           The Insurance            United Guaranty
LLC                        Agency, LLC             Company of the State of  Mortgage Insurance
                                                   Pennsylvania             Company of North
                                                                            Carolina

SA Investment Group,       Spicer Energy LLC       The United States Life   United Guaranty
Inc.                                               Insurance Company in     Partners Insurance
                                                   the City of NY           Company

SAAHP GP Corp.             Spicer Holding Corp.    The Variable Annuity     United Guaranty
                                                   Life Insurance           Residential Insurance
                                                   Company                  Company

--------------------------------------------------------------------------------
49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

9. Capital and Surplus and Dividend Restrictions
--------------------------------------------------------------------------------

A. Common Stock
--------------------------------------------------------------------------------

In 2014 the Company increased the par value of its common stock from $11.5065 per share to $17.00 per share (per share amounts are in whole dollars) at the time it received $1,303 in capital from its immediate parent. As a result of this transaction, American Home's common capital stock was increased by $9 and its gross paid in and contributed surplus was increased by $1,293. The transaction was approved by American Home's board of directors and NY DFS. Refer to Note 6A for more details on the Pooling Restructure Transaction.

B. Dividend Restrictions
--------------------------------------------------------------------------------

Under New York law, the Company may pay cash dividends only from UNASSIGNED SURPLUS determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus, adjusted for special surplus items, as of December 31, 2015, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended December 31, 2015) as to the amount of dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2016 is $358 without the prior approval of the NY DFS.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company paid the following dividends during 2015 and 2014:

2015                                                                            State approval
-------------------------------------------------                              -----------------
Date paid                                            Amount   Type of Dividend Required Obtained
-------------------------------------------------  ---------- ---------------- -------- --------
2/2/2015                                           $      600  Extraordinary     Yes      Yes
6/29/2015                                                 300  Extraordinary     Yes      Yes
8/28/2015                                                 300  Extraordinary     Yes      Yes
                                                   ----------
Total                                              $    1,200
                                                   ----------

2014                                                                            State approval
-------------------------------------------------                              -----------------
Date paid                                            Amount   Type of Dividend Required Obtained
-------------------------------------------------  ---------- ---------------- -------- --------
4/1/2014                                           $      234  Extraordinary     Yes      Yes
12/19/2014                                                150  Extraordinary     Yes      Yes
                                                   ----------
Total                                              $      384
                                                   ----------

C. Capital & Surplus
--------------------------------------------------------------------------------

Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of UNASSIGNED SURPLUS at December 31, 2015 and 2014 represented or reduced by each item below is as follows:

                                                                                As Adjusted*
                                                                                ------------
Years Ended December 31,                                                 2015       2014       2014
---------------------------------------------------------------------  -------  ------------ --------
Unrealized gains and losses (net of taxes)                             $    13    $    192   $    192
Nonadmitted asset values                                                  (452)       (407)      (413)
Provision for reinsurance                                                  (34)        (61)       (61)

*  As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2015 and 2014.

--------------------------------------------------------------------------------
50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

10.Contingencies
--------------------------------------------------------------------------------

A. Legal Proceedings
--------------------------------------------------------------------------------

The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

Other legal proceedings include the following:

Workers' Compensation Residual Market Assessment: In April 2007, the National Association of Insurance Commissioners (NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers' Compensation Residual Market Assessment portion of the settlement between AIG, the Office of the New York Attorney General, and the New York State Department of Insurance. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers' compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination were Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) agreed to participate in the multi-state examination. The examination focused on legacy issues related to certain AIG entities' writing and reporting of workers compensation insurance between 1985 and 1996.

On December 17, 2010, AIG and the lead states reached an agreement to settle all regulatory liabilities arising out of the subjects of the multistate examination. This regulatory settlement agreement, which was agreed to by all 50 states and the District of Columbia, included, among other terms, (i) AIG's payment of $100 in regulatory fines and penalties; (ii) AIG's payment of $46.5 in outstanding premium taxes and assessments; (iii) AIG's agreement to enter into a compliance plan describing agreed-upon specific steps and standards for evaluating AIG's ongoing compliance with state regulations governing the setting of workers' compensation insurance premium rates and the reporting of workers compensation premiums; and (iv) AIG's agreement to pay up to $150 in contingent fines in the event that AIG fails to comply substantially with the compliance plan requirements. In furtherance of the compliance plan, the agreement provided for a monitoring period from May 29, 2012 to May 29, 2014 leading up to a compliance plan examination. After the close of the monitoring period, as part of preparation for the actual conduct of the compliance plan examination, on or about October 1, 2014, AIG and the lead states agreed upon corrective action plans to address particular issues identified during the monitoring period. The compliance plan examination is ongoing. There can be no assurance that the result of the compliance plan examination will not result in a fine, have a material adverse effect on AIG's ongoing operations or lead to civil litigation.

Accident and Health: In connection with the previously disclosed multi-state examination of certain accident and health products, including travel products, issued by National Union, AIG PC, on behalf of itself, National Union, and certain of AIG PC's insurance and non-insurance companies (collectively, the parties) entered into a Regulatory Settlement Agreement with regulators from 50 U.S. jurisdictions effective November 29, 2012. Under the agreement, and without admitting any liability for the issues raised in the examination, the parties (i) paid a civil penalty of $50, (ii) entered into a corrective action plan describing agreed-upon specific steps and standards for evaluating the parties' ongoing compliance with laws and regulations governing the issues identified in the examination, and (iii) agreed to pay a contingent fine in the event that the parties fail to satisfy certain terms of the corrective action plan. National Union and other AIG companies are also currently subject to civil litigation relating to the conduct of their accident and health business, and may be subject to additional litigation relating to the conduct of such business from time to time in the ordinary course. There can be no assurance that any regulatory action resulting from the issues identified will not have a material adverse effect on AIG's ongoing operations of the business subject to the agreement, or on similar business written by other AIG carriers.

Caremark Litigation: AIG, National Union Fire Insurance Company of Pittsburgh, Pa. and AIG Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) (collectively, the "AIG Defendants") have been named defendants in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. ("Caremark"). The plaintiffs in the second-filed action intervened in the first-filed action, and the second-filed action was dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that AIG, its subsidiaries, and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage.

--------------------------------------------------------------------------------
51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The complaints filed by the plaintiffs and the intervenors request compensatory damages for the 1999 class in the amount of $3.2 billion, plus punitive damages. Plaintiffs have now reduced the amount of compensatory damages they are seeking at trial to $1.1 billion. The AIG Defendants deny the allegations of fraud and suppression, assert that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement, that the claims are barred by the statute of limitations, and that the statute cannot be tolled in light of the public disclosure of the excess coverage. The plaintiffs and intervenors, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

On August 15, 2012, the trial court entered an order granting plaintiffs' motion for class certification, and on September 12, 2014, the Alabama Supreme Court affirmed that order. AIG and the other defendants petitioned for rehearing of that decision, and that petition was denied on February 27, 2015. The matter has been remanded to the trial court for general discovery and adjudication of the merits. On November 24, 2015, the trial court ruled that the defendants had a duty to disclose the amount of insurance available at the settlement approval hearings and that the defendants breached that duty. Defendants intend to appeal this ruling in the event of an adverse judgment at trial. Trial was expected to commence on February 22, 2016. AIG has accrued its current estimate of loss with respect to the litigation. Based on the nature of the complaints in the subsequent litigation, the accrued expense is deemed to relate to AIG and will not be allocated to the insurance companies.

Other Proceedings: AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Leases
--------------------------------------------------------------------------------

Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C. Other Commitments
--------------------------------------------------------------------------------

As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2015, the Company may be called upon for additional capital investments of up to $665.

D. Guarantees
--------------------------------------------------------------------------------

The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

--------------------------------------------------------------------------------
52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2015:

                                                                      Policyholder                                 Policyholders'
                                                              Date    Obligations @ Invested Assets Estimated Loss    Surplus
Guaranteed Company                             Date Issued Terminated  12/31/2015    @ 12/31/2015    @ 12/31/2015    12/31/2015
------------------------------------------     ----------- ---------- ------------- --------------- -------------- --------------
21st Century Advantage Insurance
  Company (f/k/a AIG Advantage
  Insurance Company )                          12/15/1997   8/31/2009    $     1       $     26          $ --         $    29
21st Century North America Insurance
  Company (f/k/a American International
  Insurance Company )                           11/5/1997   8/31/2009         25            553            --             556
21st Century Pinnacle Insurance Company
  (f/k/a American International Insurance
  Company of New Jersey)                       12/15/1997   8/31/2009          3             42            --              42
21st Century Superior Insurance Company
  (f/k/a American International Insurance
  Company of California, Inc.)                 12/15/1997   8/31/2009         (1)            29            --              30
AIG Edison Life Insurance Company (f/k/
  a GE Edison Life Insurance Company)           8/29/2003   3/31/2011      6,907         80,956            --           2,061
American General Life and Accident
  Insurance Company                        *     3/3/2003   9/30/2010      1,472        163,493            --           8,894
American General Life Insurance
  Company                                  *     3/3/2003  12/29/2006      8,070        163,493            --           8,894
American International Assurance
  Company (Australia) Limited ("AIA")      **   11/1/2002  10/31/2010        443          1,799            --             574
Chartis Europe, S.A. (f/k/a AIG Europe,
  S.A.)                                    *    9/15/1998  12/31/2012      3,945         12,678            --           4,837
Chartis Seguros Mexico SA (f/k/a AIG
  Mexico Seguros Interamericana, S.A.
  de C.V.)                                 *   12/15/1997   3/31/2015        174             73            --              69
Chartis UK (f/k/a Landmark Insurance
  Company, Limited (UK))                   *     3/2/1998  11/30/2007        278         12,678            --           4,837
Farmers Insurance Hawaii (f/k/a AIG
  Hawaii Insurance Company, Inc.)               11/5/1997   8/31/2009          2             91            --              85
Lloyd's Syndicate 1414 (Ascot Corporate
  Name)                                    *    1/20/2005  10/31/2007         28            511            --              38
SunAmerica Annuity and Life Assurance
  Company (Anchor National Life
  Insurance Company)                       *     1/4/1999  12/29/2006      7,394        163,493            --           8,894
SunAmerica Life Insurance Company          *     1/4/1999  12/29/2006      3,204        163,493            --           8,894
The United States Life Insurance
  Company in the City of New York                3/3/2003   4/30/2010      1,449         27,883            --           2,090
The Variable Annuity Life Insurance
  Company                                        3/3/2003  12/29/2006      4,736         73,453            --           2,723
                                                                         -------       --------          ----         -------
Total                                                                    $38,130       $864,744          $ --         $53,547
                                                                         =======       ========          ====         =======

*   Current affiliates
** AIA was formerly a subsidiary of AIG. In previous years AIA provided the direct policyholders obligations as of each year end. However, starting in 2014 AIA declined to provide updated financial information relative to this guarantee. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entity had invested assets in excess of direct policyholders' obligations and was in a positive surplus position. Such amounts continue to remain the Company's best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire. Additionally, the guaranteed entity has an insurer financial strength rating and issuer credit ratings of "AA-" from Standard & Poor's.


--------------------------------------------------------------------------------
53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

D. Joint and Several Liabilities
--------------------------------------------------------------------------------

AIU and American Home are jointly and severally obligated to policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $63 and $102 of loss reserves in respect of such policies, as of December 31, 2015 and 2014, respectively. If the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $41.

Each member of the Combined Pool is also jointly and severally obligated to the other pool members, in proportion to their pool share, in the event any other pool member fails.

11. Other Significant Matters
--------------------------------------------------------------------------------

A. Other Assets
--------------------------------------------------------------------------------

As of December 31, 2015 and 2014, other admitted assets as reported in the accompanying STATEMENTS OF ADMITTED ASSETS were comprised of the following balances:

Other admitted assets                                                          2015       2014
--------------------------------------------------------------------------  ---------- ----------
Deposit accounting assets                                                            4          9
Guaranty funds receivable on deposit                                                 7          7
Loss funds on deposit                                                               38         40
Other assets                                                                        68         85
                                                                            ---------- ----------
Total other admitted assets                                                 $      117 $      141
                                                                            ========== ==========

B. Other Liabilities
--------------------------------------------------------------------------------

As of December 31, 2015 and 2014, other liabilities as reported in the accompanying STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS were comprised of the following balances:

Other liabilities                                                              2015        2014
--------------------------------------------------------------------------  ----------  ----------
Accounts payable                                                            $       --  $        4
Accrued retrospective premiums                                                      27          27
Amounts withheld or retained by company for account of others                        3           3
Borrowed money                                                                      30          --
Collateral on derivative assets                                                      8          31
Deferred commission earnings                                                        34          33
Deposit accounting liabilities                                                      60          64
Remittances and items not allocated                                                  7          14
Retroactive reinsurance reserves--ceded                                            (11)        (10)
Servicing carrier liability                                                          5           3
Statutory contingency reserve                                                       22          --
Escrow funds (NICO)                                                                 29          35
Other accrued liabilities                                                          213         196
                                                                            ----------  ----------
Total other liabilities                                                     $      427  $      400
                                                                            ==========  ==========

--------------------------------------------------------------------------------
54 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

C. Other (Expense) Income
--------------------------------------------------------------------------------

For the years ended December 31, 2015, 2014 and 2013, other (expense) income as reported in the accompanying STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS were comprised of the following balances:

Other (expense) income                                                         2015       2014       2013
--------------------------------------------------------------------------  ---------  ---------  ---------
Other income                                                                $      14  $      19  $      23
Fee income on deposit programs                                                      4          4          7
Equities and deposits in pools and associations                                    14          6         --
Interest expense on reinsurance program                                           (37)       (40)       (39)
                                                                            ---------  ---------  ---------
Total other (expense) income                                                $      (5) $     (11) $      (9)
                                                                            =========  =========  =========

D. Non-Cash items
--------------------------------------------------------------------------------

For the years ended December 31, 2015, 2014 and 2013, the amounts reported in the STATEMENTS OF CASH FLOW are net of the following non-cash items:

Non-cash transactions                                                          2015         2014         2013
--------------------------------------------------------------------------  ----------  ------------  ---------
Capital contribution from parent:
   Tax Sharing Agreement                                                    $       --  $         21  $      --
   Pooling Restructure Transaction                                                  --         1,302         --
   Securities                                                                      125            --         --
   Receivable                                                                      650            --         --
Dividends to parent:
   Securities                                                                     (286)         (234)        --
   Other                                                                            --            --       (395)
Loss portfolio transfer:
   Premiums collected                                                              (13)           --       (220)
   Benefit and loss related payments                                              (224)          (69)      (593)
   Funds held                                                                      301            76         --
   Securities                                                                       --            --         35
   Commission                                                                      (64)           (7)       777
Intercompany Pooling Settlement:
   Securities received                                                             126            --         --
   Securities transferred                                                         (776)           --         --
Pooling Restructure Transaction:
   Premiums collected                                                               --           562         --
   Miscellaneous expense (income)                                                   --            51         --
   Benefit and loss related payments                                                --         1,091         --
   Commission and other expense paid                                                --           284         --
   Net deposit on deposit-type contracts and other insurance                        --           (13)        --
   Intercompany                                                                     --        (1,976)        --
Japan Branch Transfer:
   Premiums collected                                                               --          (392)        --
   Net investment income                                                            --             2         --
   Benefit and loss related payments                                                --          (136)        --
   Commission and other expense paid                                                --           (26)        --
   Securities                                                                       --           794         --
   Other                                                                            --            (9)        --

--------------------------------------------------------------------------------
55 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

American Home Assurance Company
Statutory Basis Financial Statements
(Dollars in Millions)
--------------------------------------------------------------------------------

E. Federal Home Loan Bank ("FHLB") Agreements
--------------------------------------------------------------------------------

The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $8 and $0 of stock in the FHLB at December 31, 2015 and 2014, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company expects to utilize its FHLB membership primarily for contingent liquidity needs, and, on a more limited basis, for short-term working capital. The Company has determined the estimated maximum borrowing capacity as $1,305 and $0 at December 31, 2015 and 2014, respectively, calculated based on the minimum of borrowing limits as prescribed by its domiciliary state and credit capacity afforded by FHLB. FHLB borrowings are required to be fully collateralized and no adjustment has been made with regards to qualified collateral held by the Company, which may reduce the amount of actual capacity available to the Company. As of December 31, 2015, the Company had an actual borrowing capacity of $0 based on qualified pledged collateral. At December 31, 2015, the Company had not drawn any loans or pledged any securities associated with advances from the FHLB.

F. Insurance-Linked Securities
--------------------------------------------------------------------------------

The Company is a ceding insurer in six catastrophe bond reinsurance transactions in force as of December 31, 2015 covering the Company's direct and assumed property exposures. The aggregate amount the Company may receive under these arrangements in the event of catastrophic events that exceed the related limits for each applicable bond is $278.

12. Subsequent Events
--------------------------------------------------------------------------------

Subsequent events have been considered through April 27, 2016 for these Financial Statements issued on April 27, 2016.

Type I - Recognized Subsequent Events:

In January 2016, the NY DFS approved the Company's request to record a $650 contribution from AIG PC US, settled in the same month in the form of cash and securities, in its 2015 STATEMENTS OF CAPITAL AND SURPLUS. The contribution was reflected as a recognized subsequent event as of December 31, 2015 in accordance with statutory accounting principles. Therefore a corresponding receivable and gross paid in and contributed surplus was recorded in the December 31, 2015 balance sheet.

Type II - Nonrecognized Subsequent Events:

Effective January 1, 2016, the Combined Pooling Agreement was amended and restated among the twelve companies listed below. The new pool participation percentages of the pool members, as compared to those as of December 31, 2015, are as follows:

                                                                          Pool Participation Pool Participation
                                                                              Percentage         Percentage
                                                                 NAIC           as of        as of December 31,   State of
Company                                                      Company Code   January 1,2016          2015          Domicile
-----------------------------------------------------------  ------------ ------------------ ------------------ ------------
National Union Fire Insurance Company*                          19445             30%                30%        Pennsylvania
American Home Assurance Company (American Home)                 19380             35%                30%          New York
Lexington Insurance Company (Lexington)                         19437             30%                30%          Delaware
Commerce and Industry Insurance Company (C&I)                   19410              0%                 5%          New York
AIG Property Casualty Company (APCC)                            19402              5%                 5%        Pennsylvania
The Insurance Company of the State of Pennsylvania (ISOP)       19429              0%                 0%        Pennsylvania
New Hampshire Insurance Company (New Hampshire)                 23841              0%                 0%          Illinois
AIG Specialty Insurance Company (Specialty)                     26883              0%                 0%          Illinois
AIG Assurance Company (Assurance)                               40258              0%                 0%        Pennsylvania
Granite State Insurance Company (Granite)                       23809              0%                 0%          Illinois
Illinois National Insurance Company (Illinois National)         23817              0%                 0%          Illinois
AIU Insurance Company (AIU)                                     19399              0%                 0%          New York

*  Lead Company of the Combined Pool

In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during February 2016. C&I distributed to AIG PC US, its parent, an amount of $700, of which $158 was an extraordinary dividend and $542 was a return of capital. Subsequently, AIG PC US made a contribution to American Home in the amount of $700.

--------------------------------------------------------------------------------
56 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2015 and 2014 and for years ended December 31, 2015, 2014 and 2013.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                   POTENTIA

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements:

       (i) Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A for the year ended December 31, 2015

       (ii) Audited Consolidated Financial Statements of The Variable Annuity Life Insurance Company for the years ended December 31, 2015, 2014 and 2013

       (iii) Audited Statutory Financial Statements of American Home Assurance Company for the years ended December 31, 2015, 2014 and 2013

(b)    Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (5)

2.     Not Applicable.

3. Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (2)

4(a).  Specimen Unallocated Group Contract GFVUA--600. (3)

4(b).  Specimen Section 403(b) Tax Sheltered Annuity Endorsement. (3)

5.     Specimen Application. (3)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990. (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through July 18, 2001. (5)

7.     Not Applicable.

8(a). General Guarantee Agreement between The Variable Annuity Life Insurance Company and American Home Assurance Company. (6)

8(b) Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (8)

8(c) Amended and Restated Unconditional Capital Maintenance Agreement Between American International Group, Inc. and The Variable Annuity Life Insurance Company effective February 18, 2014. (9)

8(c)(ii)CMA Termination Agreement effective October 31, 2014. (10)

9(a).  Opinion and consent of counsel of Depositor. (7)

9(b). Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company. (7)

10.    Consent of Independent Registered Public Accounting Firm -
       PricewaterhouseCoopers LLP. (Filed herewith)

11.    Not applicable.

12.    Not Applicable.

13.    Calculation of standard and nonstandard performance information. (3)

14(a). Powers of Attorney -- The Variable Annuity Life Insurance Company. (11)

14(b). Powers of Attorney -- American Home Assurance Company. (11)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no--action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgment of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (7)
--------
(1) Incorporated by reference to Post-Effective Amendment No. 5 to Form N--4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

(2) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-49232/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 14, 2001, Accession No. 0000899243-01-000366.
(4) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-75292/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, Accession No. 0000950129-98-001794.
(5) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-49232/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 1, 2003, Accession No. 0000950129-03-002381.
(6) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-49232/811-3240) of The Variable Annuity Life Insurance Company Separate Account A filed on August 12, 2005, Accession No. 0000354912-05-000051.
(7) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 033-49232/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 25, 2005, Accession No. 0000950129-05-010061.
(8) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 033-49232/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 1, 2007, Accession No. 0000950134-07-009705.
(9) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 033-49232/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 30, 2014, Accession No. 0001193125-14-172805.
(10) Incorporated by reference to Post-Effective Amendment No. 45 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 2014, Accession No. 0001193125-14-452203.
(11) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 (File No. 333-124398/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 2016.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

Kevin T. Hogan (3)         Director, Chairman of the Board, Chief Executive Officer,
                           and President
Thomas J. Diemer           Director, Executive Vice President and Chief Financial
                           Officer
Elias F. Habayeb (3)       Director
Deborah A. Gero (1)        Director, Senior Vice President and Chief Investment Officer
Jana W. Greer (2)          Director and President, Group Retirement
Michael P. Harwood         Director, Senior Vice President, Chief Actuary and
                           Corporate Illustration Actuary
Stephen A. Maginn (1)      Director, Senior Vice President and Chief Distribution
                           Officer
Glenn R. Harris            Executive Vice President
Robert J. Scheinerman      Executive Vice President
Eric Levy                  Executive Vice President
Don W. Cummings (3)        Senior Vice President and Life Controller
William C. Kolbert (7)     Senior Vice President and Business Information Officer
Kyle L. Jennings           Senior Vice President and Chief Compliance Officer
Sabyasachi Ray (9)         Senior Vice President and Chief Operations Officer
Joseph P. McKernan         Senior Vice President
Christine A. Nixon (1)     Senior Vice President
Craig A. Buck (6)          Senior Vice President, Capital Management
Yoav Tamir (1)             Senior Vice President, Market Risk Management
Charles E. Beam (8)        Vice President and Assistant Controller
Marla S. Campagna (4)      Vice President
Julie Cotton Hearne        Vice President and Secretary
Manda Ghaferi (1)          Vice President
Tracey E. Harris           Vice President, Product Filing
Keith C. Honig (4)         Vice President
Frank Kophamel             Vice President and Appointed Actuary
Mallary L. Reznik (1)      Vice President and Assistant Secretary
T. Clay Spires             Vice President and Tax Officer
Daniel R. Cricks           Vice President and Tax Officer
Josephine B. Lowman        Vice President and Tax Officer
Katherine L. Stoner        Vice President, Chief Compliance Officer, Investment
                           Advisor and
                           38a-1 Compliance Officer
Justin J.W. Caulfield (3)  Vice President and Treasurer
Melissa H. Cozart          Privacy Officer
Becky L. Storm             Anti-Money Laundering and Economic Sanctions Compliance
                           Officer
Sarah J. VanBeck           Assistant Life Controller
Rosemary Foster            Assistant Secretary
Michael Plotkin (8)        Assistant Tax Officer
Virginia N. Puzon (1)      Assistant Secretary
Laszlo Kulin (5)           Investment Tax Officer
Alireza Vaseghi (5)        Managing Director and Chief Operating Officer,
                           Institutional Markets

(1) 1999 Avenue of the Stars, Los Angeles, CA 90067
(2) 21650 Oxnard Street, Woodland Hills, CA 91367
(3) 175 Water Street, New York, NY 10038
(4) 777 S. Figueroa St. Los Angeles, CA 90017
(5) 80 Pine Street, New York, NY 10005
(6) 1650 Market Street, Philadelphia, PA 1910
(7) 50 Danbury Road, Wilton, CT 06897
(8) 2000 American General Way, Brentwood, TN 37027
(9) 4-3-20 Toranomon, Minato-ku, Tokyo, Japan 105-0001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0000005272-16-000035, filed February 19, 2016. Exhibit 21 is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2016, a date that falls within 90 days prior to the date of filing, there were 0 non-qualified contracts and 10,756 qualified contracts offered by the Potentia prospectus.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Other Activity. Registrant's principal underwriter, AIG Capital Services, Inc., also acts as principal underwriter for the following investment companies:

   AMERICAN GENERAL LIFE INSURANCE COMPANY
   Variable Separate Account
   Variable Annuity Account One
   Variable Annuity Account Two
   Variable Annuity Account Four
   Variable Annuity Account Five
   Variable Annuity Account Seven
   Variable Annuity Account Nine
   Separate Account A
   Separate Account D
   Separate Account I
   Separate Account II
   Separate Account VA-1
   Separate Account VA-2
   Separate Account VL-R
   Separate Account VUL
   Separate Account VUL-2
   AG Separate Account A
   THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
   FS Variable Annuity Account One

   FS Variable Annuity Account Two
   FS Variable Annuity Account Five
   Separate Account USL VA-R
   Separate Account USL VL-R
   Separate Account USL A
   Separate Account USL B

(b) The following persons are the officers and directors of AIG Capital Services, Inc., the principal underwriter of the separate account:

NAME AND PRINCIPAL       POSITION AND OFFICES WITH UNDERWRITER AIG CAPITAL SERVICES,
BUSINESS ADDRESS*        INC.
Peter A. Harbeck         Director
James T. Nichols         Director, Chief Executive Officer and President
Stephen Maginn (2)       Director and Senior Vice President
Frank Curran             Vice President, Chief Financial Officer, Treasurer,
                         Controller and Financial Operations Officer
Rebecca Snider           Chief Compliance Officer
John T. Genoy            Vice President
Mallary L. Reznik (2)    Vice President
Christine A. Nixon (2)   Secretary
Julie Cotton Hearne (3)  Assistant Secretary
Rosemary Foster (3)      Assistant Secretary
Virginia Puzon (2)       Assistant Secretary
T. Clayton Spires        Vice President and Tax Officer
Michel E. Treske (1)     Chief Distribution Officer, Mutual Funds and Variable
                         Annuities

* Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.
(1)  21650 Oxnard Street, Woodland Hills, CA 91367
(2)  1999 Avenue of the Stars, Los Angeles, CA 90067
(3)  2919 Allen Parkway, Houston, TX 77019

(c)Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 ("the Act") and the Rules promulgated thereunder will be in the physical possession of:

   The Variable Annuity Life Insurance Company
   Attn: Operations Administration
   2929 Allen Parkway
   Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

   1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

   3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

   (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   (3) Instruct sales representatives who solicit participants to purchase the contract specifically to being the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

   (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

   (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

   (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

   (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the eligible employees;

   (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her contract values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information, which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued contracts. The American Home Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The American Home Guarantee will continue to cover contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April, 2016.

                                     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                                     SEPARATE ACCOUNT A
                                     (Registrant)

                                BY: THE VARIABLE ANNUITY LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)

                                BY:  /s/ SARAH J. VANBECK
                                     -------------------------------------------
                                     SARAH J. VANBECK
                                     ASSISTANT LIFE CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                                 Title                       Date
---------                                 -----                       ----

*KEVIN T. HOGAN           Chairman of the Board, Chief           April 25, 2016
-----------------------   Executive Officer, and President
KEVIN T. HOGAN

* THOMAS J. DIEMER        Director, Executive Vice President     April 25, 2016
-----------------------   and Chief Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO          Director, Senior Vice President and    April 25, 2016
-----------------------   Chief Investment Officer
DEBORAH A. GERO

*JANA W. GREER            Director and President, Group          April 25, 2016
-----------------------   Retirement
JANA W. GREER

* ELIAS F. HABAYEB        Director                               April 25, 2016
-----------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD       Director, Senior Vice President,       April 25, 2016
-----------------------   Chief Actuary and Corporate
MICHAEL P. HARWOOD        Illustration Actuary

*STEPHEN A. MAGINN        Director, Senior Vice President and    April 25, 2016
-----------------------   Chief Distribution Officer
STEPHEN A. MAGINN

* DON W. CUMMINGS         Senior Vice President and Life         April 25, 2016
-----------------------   Controller
DON W. CUMMINGS

/s/ SARAH J. VANBECK      Assistant Life Controller              April 25, 2016
------------------------
SARAH J. VANBECK

/s/ MANDA GHAFERI         Attorney-in-Fact                       April 25, 2016
-----------------------
* MANDA GHAFERI

                                  SIGNATURES

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 25th day of April, 2016.

                                          AMERICAN HOME ASSURANCE COMPANY

                                          BY:  /s/ LAWRENCE J. MOLONEY
                                               ---------------------------------
                                               LAWRENCE J. MOLONEY
                                               STATUTORY CONTROLLER
                                               AND VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                    Date
---------                                   -----                    ----

*ALEXANDER R. BAUGH                       Director              April 25, 2016
----------------------------
ALEXANDER R. BAUGH

*JAMES BRACKEN                            Director              April 25, 2016
----------------------------
JAMES BRACKEN

*JOSEPH D. COOK                Director, Senior Vice President  April 25, 2016
----------------------------     and Chief Financial Officer
JOSEPH D. COOK

*JEREMY D. EDGECLIFFE-JOHNSON             Director              April 25, 2016
-----------------------------
JEREMY D. EDGECLIFFE-JOHNSON

*GAURAV GARG                              Director              April 25, 2016
----------------------------
GAURAV GARG

*STEPHEN J. GRABEK                        Director              April 25, 2016
----------------------------
STEPHEN J. GRABEK

*KIMBERLY M. HANNA                        Director              April 25, 2016
----------------------------
KIMBERLY M. HANNA

*KEVIN T. HOGAN                           Director              April 25, 2016
----------------------------
KEVIN T. HOGAN

*RALPH W. MUCERINO                        Director              April 25, 2016
----------------------------
RALPH W. MUCERINO

*ALESSANDREA C. QUANE                     Director              April 25, 2016
----------------------------
ALESSANDREA C. QUANE

*ROBERT S.H. SCHIMEK               Director, President and      April 25, 2016
----------------------------       Chief Executive Officer
ROBERT S.H. SCHIMEK

*AMY E. STERN                             Director              April 25, 2016
----------------------------
AMY E. STERN

*BY:  /s/ JOSEPH D. COOK
      ------------------------
      JOSEPH D. COOK
      ATTORNEY-IN-FACT
      (Exhibit 14(b) to the
      Registration Statement)

                               Index of Exhibits
                               -----------------

Exhibit No.

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10. Consent of Independent Registered Public Accounting Firm-- PricewaterhouseCoopers LLP
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